                            SUPPLEMENT TO PROSPECTUS
              FOR THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                                DATED MAY 1, 2004

MERRILL VARIABLE FUNDS

For contracts issued on or after January 28, 2002, purchase payments may not be allocated to the three Merrill Lynch Variable Series Funds, Inc.("Merrill Variable Funds") investment options described below. Contracts issued prior to January 28, 2002 may continue to allocate purchase payments to these three investment options.

Merrill Variable Funds is registered under the 1940 Act as an open-end management investment company. Each of the portfolios are diversified for purposes of the 1940 Act, with the exception of the Developing Capital Markets V.I. Fund which is non-diversified. Merrill Variable Funds receive investment advisory services from Merrill Lynch Investment Managers ("MLIM"). In case of the Developing Capital Markets V.I. Fund, MLIM has retained Merrill Lynch Asset Management U.K. Limited, affiliate of MLIM, to act as the sub-investment adviser. The Merrill Variable Funds Class B shares are subject to a Rule 12b-1 fee of up to 0.15% of a portfolio's Class B net assets. Below is a brief description of each portfolio's investment objectives and certain policies relating to that objective.

The MERRILL LYNCH SMALL CAP VALUE V.I. FUND (formerly, the Merrill Lynch Small Cap Value Focus Fund) seeks long-term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of relatively small companies and emerging growth companies, regardless of size, that management of Merrill Variable Funds believes have special investment value.

The MERRILL LYNCH BASIC VALUE V.I. FUND (formerly, the Merrill Lynch Basic Value Focus Fund) seeks capital appreciation and, secondarily, income by investing in securities, primarily stocks, that management of the portfolio believes are undervalued (stock price is less than what management of the Fund believes it is worth) and therefore represent basic investment value.

                                      * * *

Effective November 21, 2003, the Merrill Lynch Developing Capital Markets V.I. Fund (formerly, the Merrill Lynch Developing Capital Markets Fund) discontinued operations and merged into the Merrill Lynch Global Allocation V. I. Fund. Contracts issued prior to January 28, 2002 may allocate purchase payments to the Merrill Lynch Global Allocation V. I. Fund.

The MERRILL LYNCH GLOBAL ALLOCATION V.I. FUND seeks high total investment return by investing in a portfolio of equity, debt and money market securities of corporate and governmental issuers located in North and South America, Europe, Australia and the Far East. At any given time the Fund may emphasize investment in either debt or equity securities that fund management may consider undervalued. The Fund may emphasize foreign securities when Fund management expects these investments to outperform U.S. securities.

                                      * * *

A full description of Merrill Variable Funds, including the investment objectives, policies and restrictions of each portfolio is contained in Merrill Variable Funds' prospectus which accompanies this prospectus and should be read by a prospective purchaser before investing.

                        TABLE OF ACCUMULATION UNIT VALUES
FOR VIS 25 AND VV CONTRACTS ISSUED PRIOR TO JANUARY 28, 2002 INVESTING IN SERIES
                    I SHARES (REFLECTING NO OPTIONAL RIDERS)

----------------------------------------------------------------------------------------------------------------------
                                                                            SERIES I SHARES
----------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF UNITS    NUMBER OF
                                                      UNIT VALUE AT    UNIT VALUE AT     AT END OF YEAR   UNITS AT END
                     SUB ACCOUNT                      START OF YEAR     END OF YEAR         VIS 25        OF YEAR VV
----------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH SMALL CAP VALUE V.I. FUND

                        2001                              $12.500000     14.756455        17,350.912      4,806.314
                        2002                               14.756455     11.051980        19,334.684      6,209.014
                        2003                               11.051980     15.505126        15,519.566      6,209.014
MERRILL LYNCH BASIC VALUE V.I. FUND

                        2001                              $12.500000     11.311283        23,854.130      1,206.486
                        2002                               11.311283      9.842178        29,471.780      3,857.878
                        2003                                9.842178     12.881154        16,716.382      3,857.878
MERRILL LYNCH DEVELOPING CAPITAL MARKETS V.I. FUND

                        2001                              $12.500000     12.186911             0.000          0.000
                        2002                               12.186911      9.982004             0.000          0.000
                        2003                                9.982004     14.908200             0.000          0.000
--------------------------------------------------------------------------------------------------------------------

Units under the series of contracts were first credited under the subaccounts on April 30, 2001.

                          SUPPLEMENT DATED MAY 1, 2004

Vision.Supp5/1/2004

                            SUPPLEMENT TO PROSPECTUS
              FOR THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                                DATED MAY 1, 2004

For contracts purchased on and after January 22, 2002: (a) purchase payments may not be allocated to the fixed account investment option (the "Fixed Account Investment Option") and (b) transfers from the variable account investment options to the Fixed Account Investment Option will not be permitted.

Contract owners who purchased their contracts prior to January 22, 2002 may not allocate new purchase payments to the Fixed Account Investment Option.

                          SUPPLEMENT DATED MAY 1, 2004

Vision Supp 5-1-04

         ANNUITY SERVICE OFFICE                         MAILING ADDRESS
     500 Boylston Street, Suite 400                  Post Office Box 55230
    Boston, Massachusetts 02116-3739           Boston, Massachusetts 02205-5230
    (617) 663-3000 or (800) 344-1029                  www.manulifeusa.com

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                                       OF
                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                  FLEXIBLE PURCHASE PAYMENT INDIVIDUAL DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING

This Prospectus describes an annuity contract (the "CONTRACT") issued by The Manufacturers Life Insurance Company (U.S.A.) ("WE" or "US" or "THE COMPANY" or "MANULIFE USA"). The contract is a flexible purchase payment, individual, deferred, non-participating, combination fixed and variable annuity contract. Parts of this Prospectus also describe other variable annuity contracts that we no longer offer and ones that we offer only in the state of Washington. Contract values (other than those allocated to the fixed account) and variable annuity benefit payments will vary according to the investment performance of the sub-accounts of one of our separate accounts, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (the "VARIABLE ACCOUNT. Except as specifically noted here and under the caption "FIXED ACCOUNT INVESTMENT OPTIONS" below, this Prospectus describes only the variable portion of the contract. Below is a list of the seventy-three variable investment options. There is one fixed investment option.

American Growth Trust                              Strategic Growth Trust              All Asset Portfolio
American International Trust                       Capital Appreciation Trust          Global Allocation Trust
American Growth-Income Trust                       U.S. Global Leaders Growth Trust    High Yield Trust
American Blue Chip Income and Growth Trust         Quantitative All Cap Trust          Strategic Bond Trust
Science & Technology Trust                         All Cap Core Trust                  Strategic Income Trust
Pacific Rim Trust                                  Large Cap Growth Trust              Global Bond Trust
Health Sciences Trust                              Blue Chip Growth Trust              Diversified Bond Trust
Emerging Growth Trust                              U.S. Large Cap Trust                Investment Quality Bond Trust
Aggressive Growth Trust                            Core Equity Trust                   Total Return Trust
Emerging Small Company Trust                       Strategic Value Trust               Real Return Bond Trust
Small Company Blend Trust                          Large Cap Value Trust               U.S. Government Securities Trust
Small Company Trust                                Classic Value Trust                 Money Market Trust
Dynamic Growth Trust                               Utilities Trust                     Small Cap Index Trust
Mid Cap Stock Trust                                Real Estate Securities Trust        International Index Trust
Natural Resources Trust                            Small Cap Opportunities Trust       International Equity Index Fund
All Cap Growth Trust                               Small Company Value Trust           Mid Cap Index Trust
Strategic Opportunities Trust                      Special Value Trust                 Total Stock Market Index Trust
Financial Services Trust                           Mid Cap Value Trust                 500 Index Trust
International Stock Trust                          Value Trust                         Lifestyle Aggressive 1000 Trust
Overseas Trust                                     All Cap Value Trust                 Lifestyle Growth 820 Trust
International Small Cap Trust                      Fundamental Value Trust             Lifestyle Balanced 640 Trust
International Value Trust                          Growth & Income Trust               Lifestyle Moderate 460 Trust
Quantitative Mid Cap Trust                         Quantitative Value Trust            Lifestyle Conservative 280 Trust
Mid Cap Core Trust                                 Equity-Income Trust
Global Trust                                       Income & Value Trust

SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE VARIABLE ACCOUNT AND THE VARIABLE PORTION OF THE CONTRACT THAT THE CONTRACT OWNER ("YOU") SHOULD KNOW BEFORE INVESTING. THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

ADDITIONAL INFORMATION ABOUT THE CONTRACT AND THE VARIABLE ACCOUNT IS CONTAINED IN A STATEMENT OF ADDITIONAL INFORMATION, DATED THE SAME DATE AS THIS PROSPECTUS, WHICH HAS BEEN FILED WITH THE SEC AND IS INCORPORATED HEREIN BY REFERENCE. THE STATEMENT OF ADDITIONAL INFORMATION IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY WRITING US AT THE ADDRESS ON THE FRONT COVER OR BY TELEPHONING
(800) 344-1029. THE SEC MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION AND OTHER INFORMATION ABOUT US, THE CONTRACTS AND THE VARIABLE ACCOUNT.

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY..............................................................................         3
ACCUMULATION UNIT VALUE TABLES...............................................................................         3
SERVICES.....................................................................................................         3
       Independent Auditors..................................................................................         3
       Servicing Agent.......................................................................................         3
       Principal Underwriter.................................................................................         3
APPENDIX A:  AUDITED FINANCIAL STATEMENTS....................................................................       A-1

                   THE DATE OF THIS PROSPECTUS IS MAY 1, 2004

VISION 5/2004

                                TABLE OF CONTENTS

SUMMARY...............................................................                     4
GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE TRUST......                     8
    The Manufacturers Life Insurance Company (U.S.A.).................                     8
    The Variable Account..............................................                     9
    The Portfolios....................................................                     9
DESCRIPTION OF THE CONTRACT...........................................                     17
  ACCUMULATION PERIOD PROVISIONS......................................                     17
    Purchase Payments.................................................                     17
    Accumulation Units................................................                     18
    Value of Accumulation Units.......................................                     18
    Net Investment Factor.............................................                     18
    Transfers Among Investment Options................................                     19
    Maximum Number of Investment Options..............................                     19
    Telephone Transactions............................................                     19
    Special Transfer Services - Dollar Cost Averaging.................                     20
    Asset Rebalancing Program.........................................                     20
    Withdrawals.......................................................                     21
    Special Withdrawal Services - the Income Plan.....................                     21
    Death Benefit During the Accumulation Period......................                     22
  PAY-OUT PERIOD PROVISIONS...........................................                     24
    General...........................................................                     24
    Annuity Options...................................................                     24
    Determination of Amount of the First Variable Annuity Payment.....                     26
    Annuity Units and the Determination of Subsequent Variable
    Annuity Benefit Payments..........................................                     26
    Transfers During Pay-out Period...................................                     26
    Death Benefit During Pay-out Period...............................                     26
  OTHER CONTRACT PROVISIONS...........................................                     26
    Ten Day Right to Review...........................................                     27
    Ownership.........................................................                     27
    Annuitant.........................................................                     27
    Beneficiary.......................................................                     27
    Modification......................................................                     28
    Our Approval......................................................                     28
    Misstatement and Proof of Age, Sex or Survival....................                     28
  OPTIONAL BENEFITS...................................................                     28
    Principal Plus....................................................                     28
    Triple Protection Death Benefit...................................                     35
CHARGES AND DEDUCTIONS................................................                     38
    Administration Fees...............................................                     39
    Distribution Fee..................................................                     39
    Mortality and Expense Risks Charge................................                     39
    Taxes.............................................................                     39
  EXPENSES OF DISTRIBUTING CONTRACTS..................................                     39
FEDERAL TAX MATTERS...................................................                     40
  INTRODUCTION........................................................                     40
  OUR TAX STATUS......................................................                     40
  TAXATION OF ANNUITIES IN GENERAL....................................                     41
    Tax Deferral During Accumulation Period...........................                     41
    Taxation of Partial and Full Withdrawals..........................                     42
    Taxation of Annuity Benefit Payments..............................                     43
    Taxation of Death Benefit Proceeds................................                     43
    Penalty Tax on Premature Distributions............................                     43
    Aggregation of Contracts..........................................                     44
  QUALIFIED RETIREMENT PLANS..........................................                     44
    Direct Rollovers..................................................                     45
    Loans.............................................................                     46
  FEDERAL INCOME TAX WITHHOLDING......................................                     46
GENERAL MATTERS.......................................................                     46
    Asset Allocation Services.........................................                     46
    Restrictions Under the Texas Optional
    Retirement Program................................................                     46
    Distribution of Contracts.........................................                     47
    Contract Owner Inquiries..........................................                     47
    Confirmation Statements...........................................                     47
    Legal Proceedings.................................................                     47
    Cancellation of the Contract......................................                     47
    Voting Interest...................................................                     47
    Reinsurance Arrangements..........................................                     48
APPENDIX A:  SPECIAL TERMS............................................                     A-1
APPENDIX B:  EXAMPLES OF CALCULATION OF
WITHDRAWAL CHARGE.....................................................                     B-1
APPENDIX C:  STATE PREMIUM TAXES......................................                     C-1
APPENDIX D:  PRIOR CONTRACTS..........................................                     D-1
APPENDIX E:  QUALIFIED PLAN TYPES.....................................                     E-1
APPENDIX F:  PRODUCT FEATURES AVAILABLE ON
OLDER CONTRACTS.......................................................                     F-1
APPENDIX U:  TABLES OF ACCUMULATION UNIT VALUE........................                     U-1

                                     SUMMARY

The Summary section is an overview of the contract. For further information, see the appropriate section of the prospectus.

OVERVIEW OF THE CONTRACT. Under the contract, you make one or more payments to us for a period of time (the "ACCUMULATION PERIOD") and then later, beginning on the "MATURITY DATE" we make one or more annuity benefit payments (the "PAY-OUT PERIOD"). Contract values during the accumulation period and the amounts of annuity benefit payments during the pay-out period may either be variable or fixed, depending upon the investment option(s) you select. You may use the contract to fund either a non-qualified or tax-qualified retirement plan.

PURCHASE PAYMENT LIMITS. The minimum initial purchase payment is $25,000. Subsequent purchase payments must be at least $1,000 (except for qualified plans where the minimum is $30). Purchase payments normally may be made at any time. If a purchase payment would cause your contract value to exceed $1,000,000, or your contract value already exceeds $1,000,000, however, you must obtain our approval in order to make the payment. If permitted by state law, we may cancel your contract if you have made no purchase payments for two years, your contract value is less than $2,000 and your purchase payments over the life of your contract, minus your withdrawals over the life of the contract is less than $2,000.

When you purchase a variable annuity for any tax-qualified retirement plan, the variable annuity does not provide any additional tax deferred treatment of earnings beyond the treatment provided by the plan. Consequently, you should purchase a variable annuity for a tax-qualified plan only on the basis of other benefits offered by the variable annuity. These benefits may include lifetime income payments, protection through the death benefit, and guaranteed fees.

INVESTMENT OPTIONS. Variable. There is no limitation on the number of investment options to which you may allocate purchase payments. Currently, seventy-three Variable Account investment options are available under the contract. Each Variable Account investment options is a sub-account of the Variable Account that in the case of the Manufacturers Investment Trust (the "Trust") invests in Series II shares of a corresponding portfolio of the Trust. (Contracts issued prior to January 28, 2002 invest in Series I shares except in the case of Trust portfolios which commenced operations on or after May 1, 2003 where such contracts invest in Series II shares.) A full description of each portfolio is in the portfolio prospectus. Your contract value during the accumulation period and the amounts of annuity benefit payments will depend upon the investment performance of the portfolio underlying each sub-account of the Variable Account you select and/or upon the interest we credit on each fixed account option you select.

Fixed. There is one fixed account investment option. Under the fixed account investment option, we guarantee the principal value of purchase payments and the rate of interest credited to the investment account for the term of the guarantee period. The fixed account is not available in all states.

Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

TRANSFERS. During the accumulation period, subject to the restrictions under "Transfers Among Investment Options," subject to the restrictions under "Transfers Among Investment Options," you may transfer your contract values among any of the investment options. During the pay-out period, you may transfer your allocations among the Variable Account investment options, but transfers from Variable Account options to fixed account options or from fixed account options to Variable Account options are not permitted.

WITHDRAWALS. During the accumulation period, you may withdraw all or a portion of your contract value. The amount you withdraw from any investment account must be at least $300 or, if less, your entire balance in that investment account. If a partial withdrawal plus any applicable withdrawal charge would reduce your contract value to less than $300, we will treat your withdrawal request as a request to withdraw all of your contract value. A withdrawal charge and an administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% penalty tax. A systematic withdrawal plan service is available under the contract.

CONFIRMATION STATEMENTS. We will send you confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuity Service Office (at the address or phone number shown on the cover of this Prospectus). If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

DEATH BENEFITS. We will pay the death benefit described below to your BENEFICIARY if you die during the accumulation period. If a contract is owned by more than one person, then the surviving contract owner will be deemed the beneficiary of the deceased contract owner. No death benefit is payable on the death of any ANNUITANT (a natural person or persons whose life is used to determine the duration of ANNUITY BENEFIT PAYMENTS involving life contingencies), except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner.

The amount of the death benefit will be calculated as of the date on which our Annuity Service Office receives written notice and proof of death and all required claim forms. The formula used to calculate the death benefit may vary according to the age(s) of the contract owner(s) at the time the contract is issued and the age of the contract owner who dies. If there are any unpaid loans (including unpaid interest) under the contract, the death benefit equals the death benefit calculated according to the applicable formula, minus the amount of the unpaid loans. If the annuitant dies during the pay-out period and annuity payment method selected called for payments for a guaranteed period, we will make the remaining guaranteed payments to the beneficiary. See Appendix D for information on death benefit provisions applicable to certain contracts no longer being issued and contracts issued in the state of Washington.

OPTIONAL BENEFITS. Principal Plus. The Principal Plus rider ("Principal Plus") provides a guaranteed minimum withdrawal benefit prior to the Maturity Date. Principal Plus may not be available through all distribution partners. You may elect Principal Plus at the time the contract is issued, provided:

                  Principal Plus is available for sale in the state where the contract is sold;

                  you have not selected T-PRO;

                  your entire contract value is invested in accordance with the investment options available with Principal Plus;

                  your contract is not issued as a Tax Sheltered Annuity, described in Section 403(b) of the Code;

                  the oldest owner has not yet attained age 81 (for Qualified contracts only);

                  and the oldest owner has not yet attained age 86 (for Non-Qualified contracts only)

Election of Principal Plus is irrevocable. Principal Plus guarantees that each Contract Year you may take withdrawals of up to an amount equal to the Guaranteed Withdrawal Amount ("GWA") until your Guaranteed Withdrawal Balance ("GWB") is depleted, even if you contract value reduces to zero. (The initial GWB is equal to your initial payment(s) and the initial GWA is equal to 5% of the initial GWB.)

If you choose not to withdraw at all during certain contract years, the GWB will increase by a Bonus. If you choose to withdraw more than the GWA in any contract year, the GWB will be automatically reset, thereby possibly reducing the guaranteed minimum withdrawal benefit provided under the rider to an amount less than the sum of all purchase payments. If your contract value exceeds your GWB on certain dates, you may elect to increase or "Step-Up" your GWB to equal your contract value on such dates. An additional annual fee of .30% (as a percentage of Adjusted GWB) is imposed for Principal Plus. (We reserve the right to increase the charge to a maximum charge of 0.75% if the GWB is "Stepped-Up" to equal the contract value.) The charge is deducted on an annual basis from the contract value. For a full description of Principal Plus, including details on its benefits and its limitations, see "OPTIONAL BENEFITS."

Triple Protection Death Benefit. The optional Triple Protection Death Benefit ("T-PRO") provides a death benefit, upon the death of any owner prior to the Maturity Date. Under T-PRO, no death benefit is payable on the death of any annuitant, except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. T-PRO may not be available through all distribution partners. You may elect T-PRO at the time the contract is issued, provided:

     (a)  T-PRO is available for sale in the state where the contract is sold;

     (b)  the oldest owner has not yet attained age 71; and

     (c)  the following optional rider has not been elected: Principal Plus.

An additional fee of 0.50% (as a percentage of the T-PRO Death Benefit) is imposed for T-PRO. Election of T-PRO is irrevocable. If T-PRO is elected, the death benefit paid under T-PRO replaces any death benefit paid under the terms of the contract. The amount of the death benefit under T-PRO is equal to the Enhanced Earnings Death Benefit factor plus the greatest of:

     1)   the contract value;

     2)   the return of Purchase Payments Death Benefit factor;

     3)   the Annual Step Death Benefit Factor;

     4)   the Graded Death Benefit factor.

The Annual Step Death Benefit factor locks in on the anniversary prior to the oldest owner's age 81. The Graded Death Benefit is not applicable to Payments made after the oldest owner's attained age 71. For a full description of T-PRO, including details on its benefits, its limitations and the impact of withdrawals, see "OPTIONAL BENEFITS."

The addition of T-PRO to the contract may not always be in your interest since an additional fee is imposed for this benefit.

ANNUITY BENEFIT PAYMENTS. We offer a variety of fixed and variable annuity payment options. Periodic annuity benefit payments will begin on the "maturity date" (the first day of the pay-out period). You select the maturity date, the frequency of payment and the type of annuity benefit payment option. Annuity benefit payments are made to the annuitant.

TEN DAY REVIEW. You may cancel your contract by returning it to us within 10 days of receiving it.

TAXATION. Generally all earnings on the underlying investments are tax-deferred until withdrawn or until annuity benefit payments begin. Normally, a portion of each annuity benefit payment is taxable as ordinary income. Partial and total withdrawals are taxable as ordinary income to the extent contract value prior to the withdrawal exceeds the purchase payments you have made, minus any prior withdrawals that were not taxable. A penalty tax may apply to withdrawals and annuity benefit payments prior to age 59 1/2.

CHARGES AND DEDUCTIONS. The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. We reserve the right to impose an annual $30 per contract administration fee on contracts where the contract value is less than $10,000 as a result of a partial withdrawal. The items listed under "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" are more completely described in this Prospectus under "Charges and Deductions". The items listed under "Portfolio Annual Expenses" are described in detail in the portfolio prospectuses.

CONTRACT OWNER TRANSACTION EXPENSES. The following table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted.

------------------------------------------------------------------------------------
DEFERRED SALES LOAD (withdrawal charge as                                     None
percentage of purchase payments)
------------------------------------------------------------------------------------
ANNUAL CONTRACT FEE                                                           None
------------------------------------------------------------------------------------
TRANSFER FEE

         Guaranteed Fee                                                      $25 (A)
         Current Fee                                                         $ 0 (A)
------------------------------------------------------------------------------------

(A) We reserve the right to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee will not exceed the lesser of $25 or 2% of the amount transferred.

SEPARATE ACCOUNT ANNUAL EXPENSES. The following table describes fees and expenses that you will pay periodically during the time that you own the contract, not including annual portfolio operating expenses.

                       SEPARATE ACCOUNT ANNUAL EXPENSES (A)

-------------------------------------------------------------------------------------------------
Mortality and expense risks fee                                                             1.25%
Administration fee- asset based                                                             0.25%
Distribution Fee                                                                            0.15%

TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES (WITH NO OPTIONAL RIDERS REFLECTED)                  1.65%
-------------------------------------------------------------------------------------------------

            FEES FOR OPTIONAL BENEFITS DEDUCTED FROM CONTRACT VALUE

-----------------------------------------------------------------------------------------------------
Principal Plus Fee (as a percentage of the Adjusted GWB)                                    0.30% (B)
(current charges)
Principal Plus Fee (as a percentage of the Adjusted GWB)                                    0.75% (B)
(maximum charges)
T-PRO Fee (as a percentage of the T-PRO Death Benefit)                                      0.50% (C)
-----------------------------------------------------------------------------------------------------

(A) A daily charge reflected as a percentage of the variable investment accounts unless otherwise noted.

(B) The current charge is 0.30%. We reserve the right to increase the charge to a maximum charge of 0.75% if the GWB is "Stepped-Up" to equal the contract value. The charge is deducted on an annual basis from the contract value.

(C) The charge is deducted on an annual basis from contract value.

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES. Below are the minimum and maximum total operating expenses charged by the portfolios that you may pay periodically during the period that you own the contract. More detail concerning each portfolio's fees and expenses is contained the Trust prospectus.

-----------------------------------------------------------------------------------------------------
SERIES II TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES (A)              MINIMUM          MAXIMUM
-----------------------------------------------------------------------------------------------------
(Expenses that are deducted from portfolio assets, including          0.75%            3.06%
advisory fees, Rule 12b-1 fees and Other Expenses)
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
SERIES I TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES (B)               MINIMUM          MAXIMUM
-----------------------------------------------------------------------------------------------------
(Expenses that are deducted from portfolio assets, including          0.55%            3.06%
advisory fees, Rule 12b-1 fees and Other Expenses)
-----------------------------------------------------------------------------------------------------

(A) Contracts issued on or after January 28, 2002 are invested in Series II shares. The minimum and maximum expenses for Series II do not reflect any expense reimbursements. If such reimbursements were reflected, the minimum and maximum expenses would be 0.75% and 1.75%, respectively. Expense reimbursements may be terminated at any time.

(B) Contracts issued prior to January 28, 2002, are invested in Series I shares except in the case of certain portfolios of the Trust which commenced operations on or after May 1, 2003 where Series I shares are not available for sale. The minimum and maximum expenses include Series II shares of those portfolios where Series I shares are not available for sale. The minimum and maximum expenses do not reflect any expense reimbursements. If such reimbursements were reflected, the minimum and maximum expenses would be 0.55% and 1.75%, respectively. Expense reimbursements may be terminated at any time.

EXAMPLE. The Example below is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner expenses, contract fees, separate account annual expenses and portfolio fee and expenses.

The Series II Example of Expenses below reflects the optional Principal Plus fee.

If you surrendered the contract at the end of the applicable time period, you would pay the following expenses on a $10,000 investment, assuming a 5% annual return on assets (actual costs may be higher or lower). (For contracts issued on or after November 1, 1996, no withdrawal charges will be imposed upon surrender, therefore, for such contracts please refer to the second table.)

--------------------------------------------------------------------------------------------------------
SERIES II                                                     1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------------------------------
Maximum Total Annual Portfolio Operating Expenses              $550     $ 1,653     $2,757     $5,465
--------------------------------------------------------------------------------------------------------
Minimum Total Annual Portfolio Operating Expenses              $322     $   989     $1,688     $3,522
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
SERIES I                                                     1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------------------------------
Maximum Total Annual Portfolio Operating Expenses             $ 742     $1,688     $2,365     $4,750
--------------------------------------------------------------------------------------------------------
Minimum Total Annual Portfolio Operating Expenses             $ 501     $  982     $1,177     $2,523
--------------------------------------------------------------------------------------------------------

If you annuitized as provided in the contract or did not surrender the contract at the end of the applicable time period you would pay the following expenses on a $10,000 investment, assuming a 5% annual return on assets. (Actual costs may be higher or lower.)

--------------------------------------------------------------------------------------------------------
SERIES II                                                     1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------------------------------
Maximum Total Annual Portfolio Operating Expenses              $550     $ 1,653     $2,757     $ 5,465
--------------------------------------------------------------------------------------------------------
Minimum Total Annual Portfolio Operating Expenses              $322     $   989     $1,688     $ 3,522
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
SERIES I                                                     1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------------------------------
Maximum Total Annual Portfolio Operating Expenses             $471     $ 1,417     $2,365     $ 4,750
--------------------------------------------------------------------------------------------------------
Minimum Total Annual Portfolio Operating Expenses             $223     $   687     $1,177     $ 2,523
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For purposes of presenting the foregoing Examples, we have made certain assumptions. We have assumed that, where applicable, the maximum deferred sales load is deducted, that there are no transfers or other transactions. Those assumptions, (each of which is mandated by the SEC in an attempt to provide prospective investors with standardized data with which to compare various annuity contracts) do not take into account certain features of the contract and prospective changes in the size of the portfolio which may operate to change the expenses borne by contract owners. CONSEQUENTLY, THE AMOUNTS LISTED IN THE EXAMPLES ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES BORNE BY CONTRACT OWNERS MAY BE GREATER OR LESSER THAN THOSE SHOWN.

A Table of Accumulation Unit Values Relating to the Contract is included in Appendix U to this Prospectus.

LOCATION OF FINANCIAL STATEMENTS OF REGISTRANT AND DEPOSITOR. Our financial statements and those of the Variable Account may be found in the Statement of Additional Information.

GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE TRUST

THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

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We are an indirect subsidiary of MFC.
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We are a stock life insurance company incorporated in Maine on August 20, 1955 and redomesticated under the laws of Michigan on December 30, 1992. Our annuity service office is located at 500 Boylston Street., Suite 400, Boston, Massachusetts 02116-3739. Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

The Manufacturers Life Insurance Company and The Manufacturers Life Insurance Company (U.S.A.) have received the following ratings from independent ratings agencies:

         A++ A.M. Best

         Superior companies have a very strong ability to meet their obligations; 1st category of 16

         AA+ Fitch

         Very strong capacity to meet policyholder and contract obligations; 2nd category of 22

         AA+ Standard & Poor's

         Very strong financial security characteristics; 2nd category of 21

         Aa2 Moody's

         Excellent in financial strength; 3rd category of 21

These ratings, which are current as of the date of this prospectus and are subject to change, are assigned as a measure of The Manufacturers Life Insurance Company (U.S.A.)'s ability to honor any guarantees provided by the contract and any applicable optional riders, but do not specifically relate to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.

THE VARIABLE ACCOUNT

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The Variable Account is one of our separate accounts that invests the contract values you allocate to it in the Trust portfolio(s) you select.
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The Variable Account was established on August 24, 1984 as a Separate Account A of The Manufacturers Life Insurance Company of North America ("Manulife North America"), another wholly-owned subsidiary of MFC which on January 1, 2002 merged into Manulife USA. As a result of this merger, Manulife USA became the owner of all of Manulife North America's assets, including the assets of the Variable Account and assumed all of Manulife North America's obligations including those under the contracts. The merger had no other effect on the terms and conditions of the contracts or on your allocations among investment options.

The income, gains and losses, whether or not realized, from assets of the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses. Nevertheless, all obligations arising under the contracts are our general corporate obligations. Assets of the Variable Account may not be charged with liabilities arising out of any of our other business.

The Variable Account is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account. If we determine that it would be in the best interests of persons having voting rights under the contracts, the Variable Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.

The Variable Account currently has seventy-three sub-accounts (some of which are subdivided for Series I and Series II). We reserve the right, subject to compliance with applicable law, to add other sub-accounts, eliminate existing sub-accounts, combine sub-accounts or transfer assets in one sub-account to another sub-account that we, or an affiliated company, may establish. We will not eliminate existing sub-accounts or combine sub-accounts without the prior approval of the appropriate state or federal regulatory authorities.

THE PORTFOLIOS

The assets of each sub-account of the Variable Account (except those invested in the International Equity Index Fund and the All Asset Portfolio) are invested in either Series I or Series II shares of a corresponding investment portfolio of the Trust. The Trust is registered under the 1940 Act as an open-end management investment company. The Trust receives investment advisory services from, Manufacturers Securities Services, LLC ("MSS")), an affiliate of the Trust.

Each of the Trust portfolios, except the Lifestyle Trusts, is subject to a Rule 12b-1 fee of 0.15% of a portfolio's Series I net assets and 0.35% of a portfolio's Series II net assets (0.75% of a Series II net assets in the case of a American Growth Trust, American International Trust, American Growth-Income Trust and American Blue Chip Income and Growth Trust). Each Lifestyle Trust invests in portfolios that are subject to Rule 12b-1 fees.

The International Equity Index Fund is a series of the John Hancock Variable Series Trust I (the "VST Trust") which is registered under the 1940 Act as an open-end management investment company. The assets of the International Equity Index Fund subaccount are invested in Series II shares of the International Equity Index Fund which is subject to a 0.60% Rule 12b-1 fee (except in the case of contracts issued prior to January 28, 2002 where the assets are invested in Series I shares of the International Equity Index Fund which are subject to a 0.40% Rule 12b-1 fee). The VST Trust receives investment advisory services from John Hancock Life Insurance Company and the International Equity Index Trust portfolio is subadvised by SSgA Funds Management, Inc.

The All Asset Portfolio is a series of the PIMCO Variable Insurance Trust (the "PIMCO Trust") which is registered under the 1940 Act as an open-end management investment company. The assets of the All Asset Portfolio subaccounts are invested in Class M shares of the All Asset Portfolio which is subject to a .25% Rule 12b-1 fee. The PIMCO Trust receives investment advisory services from Pacific Investment Management Company LLC ("PIMCO").

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        SUBADVISER                                                  PORTFOLIO
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A I M Capital Management, Inc.                                All Cap Growth Trust
                                                              Aggressive Growth Trust
                                                              Mid Cap Core Trust

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                SUBADVISER                                                   PORTFOLIO
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American Century Investment Management, Inc.                  Small Company Trust

Capital Guardian Trust Company                                Small Company Blend Trust
                                                              U.S. Large Cap Trust
                                                              Income & Value Trust
                                                              Diversified Bond Trust
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Capital Research Management Company                           American Growth Trust
(Adviser to the American Fund Insurance Series)(D)            American International Trust
                                                              American Blue Chip Income and Growth Trust
                                                              American Growth-Income Trust
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Davis Advisors                                                Financial Services Trust
                                                              Fundamental Value Trust
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Deutsche Asset Management, Inc.                               Real Estate Securities Trust
                                                              Dynamic Growth Trust
                                                              All Cap Core Trust
                                                              Lifestyle Trusts(A)
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Deutsche Asset Management Investment Services Ltd.            International Stock Trust
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Fidelity Management & Research Company                        Strategic Opportunities Trust
                                                              Large Cap Growth Trust
                                                              Overseas Trust
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Franklin Advisers, Inc.                                       Emerging Small Company Trust
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John Hancock Advisers, LLC                                    Strategic Income Trust
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Jennison Associates LLC                                       Capital Appreciation Trust
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Legg Mason Funds Management, Inc.                             Core Equity Trust
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Lord, Abbett & Co                                             Mid Cap Value Trust
                                                              All Cap Value Trust
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Mercury Advisors (C)                                          Large Cap Value Trust
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MFC Global Investment Management (U.S.A.) Limited (E)         Pacific Rim Trust
                                                              Quantitative Mid Cap Trust
                                                              Quantitative All Cap Trust
                                                              Quantitative Value Trust
                                                              Emerging Growth Trust
                                                              Money Market Trust
                                                              Index Trusts
                                                              Lifestyle Trusts(A)
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Massachusetts Financial Services Company                      Strategic Growth Trust
                                                              Strategic Value Trust
                                                              Utilities Trust
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Munder Capital Management                                     Small Cap Opportunities Trust
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Pacific Investment Management Company                         Global Bond Trust
                                                              Total Return Trust
                                                              Real Return Bond Trust

                                                              All Asset Portfolio (a series of
                                                              PIMCO Variable Insurance Trust)
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Pzena Investment Management, LLC                              Classic Value Trust
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                SUBADVISER                                                   PORTFOLIO
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Salomon Brothers Asset Management Inc                         U.S. Government Securities Trust
                                                              Strategic Bond Trust
                                                              Special Value Trust
                                                              High Yield Trust
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SSgA Funds Management, Inc.                                   International Equity Index Fund (A) (a series of
                                                              John Hancock Variable Insurance Trust I)
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Sustainable Growth Advisers, L.P.                             U.S. Global Leaders Growth Trust
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T. Rowe Price Associates, Inc                                 Science & Technology Trust
                                                              Small Company Value Trust
                                                              Health Sciences Trust
                                                              Blue Chip Growth Trust
                                                              Equity-Income Trust
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Templeton Global Advisors Limited                             Global Trust
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Templeton Investment Counsel, Inc.                            International Value Trust
                                                              International Small Cap Trust
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UBS Global Asset Management                                   Global Allocation Trust
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Wellington Management Company, LLP                            Growth & Income Trust
                                                              Investment Quality Bond Trust
                                                              Mid Cap Stock Trust
                                                              Natural Resources Trust
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Van Kampen (B)                                                Value Trust
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(A) Deutsche Asset Management, Inc. provides subadvisory consulting services to MFC Global Investment Management (U.S.A.) Limited regarding management of the Lifestyle Trusts.

(B) Morgan Stanley Investment Management Inc. ("MSIM") is the sub-adviser to the Value Trust. MSIM does business in certain instances (including its role as the sub-adviser to the Value Trust) using the name "Van Kampen.

(C) Fund Asset Management, L.P. is the sub-adviser to the Large Cap Value Trust. Fund Asset Management does business in certain instances (including its role as the sub-adviser to the Large Cap Value Trust) using the name "Mercury Advisors."

(D) Each of the four portfolios invests exclusively in Class 2 shares of portfolios of the American Fund Insurance Series which is advised by Capital Research Management Company ("CRMC").

(E) MFC Global Investment Management (U.S.A.) Limited is an affiliate of Manufacturers Securities Services, LLC ("MSS") and the Trust.

The portfolios available under the Policies are as follows:

MIT PORTFOLIOS INVESTING IN THE AMERICAN FUND INSURANCE SERIES

The AMERICAN GROWTH TRUST invests all of its assets in Class 2 shares of the Growth Fund, a series of American Fund Insurance Series. The Growth Fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

The AMERICAN INTERNATIONAL TRUST invests all of its assets in Class 2 shares of the International Fund, a series of American Fund Insurance Series. The International Fund invests primarily in common stocks of companies located outside the United States.

The AMERICAN GROWTH-INCOME TRUST invests all of its assets in Class 2 shares of the Growth-Income Fund, a series of American Fund Insurance Series. The Growth-Income Fund invests primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

The AMERICAN BLUE CHIP INCOME AND GROWTH TRUST invests all of its assets in Class 2 shares of the Blue Chip Income and Growth Fund, a series of American Fund Insurance Series. The Blue Chip Income and Growth Fund invests primarily in common stocks of larger, more established companies based in the U.S. with market capitalizations of $4 billion and above.

                                      * * *

MIT PORTFOLIOS (OTHER THAN PORTFOLIOS INVESTING IN THE AMERICAN FUND INSURANCE SERIES)

The SCIENCE & TECHNOLOGY TRUST seeks long-term growth of capital by investing, under normal market condition, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies expected to benefit from the development, advancement, and use of science and technology. Current income is incidental to the portfolio's objective.

The PACIFIC RIM TRUST (formerly, Pacific Rim Emerging Markets Trust) seeks long-term growth of capital by investing in a diversified portfolio that is comprised primarily of common stocks and equity-related securities of corporations domiciled in countries in the Pacific Rim region.

The HEALTH SCIENCES TRUST seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed "health sciences").

The EMERGING GROWTH TRUST (only Series II shares are available for sale) seeks superior long-term rates of return through capital appreciation by investing, under normal circumstances, primarily in high quality securities and convertible instruments of small-cap U.S. companies.

The AGGRESSIVE GROWTH TRUST seeks long-term capital appreciation by investing the portfolio's assets principally in common stocks, convertible bonds, convertible preferred stocks and warrants of companies which in the opinion of the subadviser are expected to achieve earnings growth over time at a rate in excess of 15% per year. Many of these companies are in the small and medium-sized category.

The EMERGING SMALL COMPANY TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stock equity securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Growth Index* ("small cap stocks") at the time of purchase.

The SMALL COMPANY BLEND TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Index at the time of purchase.

The SMALL COMPANY TRUST (only Series II shares are available for sale) seeks seek long-term capital growth by investing, under normal market conditions, primarily in equity securities of smaller-capitalization U.S. companies. The subadviser uses quantitative, computer-driven models to construct the portfolio of stocks for the Small Company Trust.

The DYNAMIC GROWTH TRUST seeks long-term growth of capital by investing in stocks and other equity securities of medium-sized U.S. companies with strong growth potential.

The MID CAP STOCK TRUST seeks long-term growth of capital by investing primarily in equity securities of mid-size companies with significant capital appreciation potential.

The NATURAL RESOURCES TRUST (only Series II shares are available for sale) seeks long-term total return by investing, under normal market conditions, primarily in equity and equity-related securities of natural resource-related companies worldwide.

The ALL CAP GROWTH TRUST seeks long-term capital appreciation by investing the portfolio's assets under normal market conditions, principally in common stocks of companies that are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above average, long-term growth in earnings and have excellent prospects for future growth.

The STRATEGIC OPPORTUNITIES TRUST seeks growth of capital by investing primarily in common stocks. Investments may include securities of domestic and foreign issuers, and growth or value stocks or a combination of both.

The FINANCIAL SERVICES TRUST seeks growth of capital by investing primarily in common stocks of financial companies. During normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) are invested in companies that are principally engaged in financial services. A company is "principally engaged" in financial services if it owns financial services-related assets constituting at least 50% of the value of its total assets, or if at least 50% of its revenues are derived from its provision of financial services.

The INTERNATIONAL STOCK TRUST seeks long-term growth of capital by investing in stocks and other securities with equity characteristics of companies located in the developed countries that makeup the MSCI EAFE Index.

The OVERSEAS TRUST seeks growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in non-U.S. securities. The portfolio expects to invest primarily in equity securities.

The INTERNATIONAL SMALL CAP TRUST seeks capital appreciation by investing primarily in the common stock of companies located outside the U.S. which have total stock market capitalization or annual revenues of $1.5 billion or less ("small company securities").

The INTERNATIONAL VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in equity securities of companies located outside the U.S., including emerging markets.

The QUANTITATIVE MID CAP TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its total assets (plus any borrowings for investment purposes) in U.S. mid-cap stocks, convertible preferred stocks, convertible bonds and warrants.

The MID CAP CORE TRUST (only Series II shares are available for sale) seeks long-term growth of capital by investing, normally, at least 80% of its assets in equity securities, including convertible securities, of mid-capitalization companies.

The GLOBAL TRUST (formerly, Global Equity Trust) seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies located anywhere in the world, including emerging markets.

The STRATEGIC GROWTH TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stocks and related securities (such as preferred stocks, bonds, warrants or rights convertible into stock and depositary receipts for these securities) of companies which the subadviser believes offer superior prospects for growth.

The CAPITAL APPRECIATION TRUST seeks long-term capital growth by investing at least 65% of its total assets in equity-related securities of companies that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospects. These companies are generally medium-to-large capitalization companies.

The U.S. GLOBAL LEADERS GROWTH TRUST (only Series II shares are available for sale) seeks long-term growth of capital by investing, under normal market conditions, primarily in common stocks of "U.S. Global Leaders."

The QUANTITATIVE ALL CAP TRUST (only Series II shares are available for sale) seeks long-term growth of capital by investing, under normal circumstances, primarily in equity securities of U.S. companies. The portfolio will generally focus on equity securities of U.S. companies across the three market capitalization ranges of large, mid and small.

The ALL CAP CORE TRUST seeks long-term growth of capital by investing primarily in common stocks and other equity securities within all asset classes (small, mid and large cap) primarily those within the Russell 3000 Index*.

The LARGE CAP GROWTH TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with large market capitalizations.

The BLUE CHIP GROWTH TRUST seeks to achieve long-term growth of capital (current income is a secondary objective) by investing, under normal market conditions, at least 80% of the portfolio's total assets in the common stocks of large and medium-sized blue chip growth companies. Many of the stocks in the portfolio are expected to pay dividends.

The U.S. LARGE CAP TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalization greater than $500 million.

The CORE EQUITY TRUST (only Series II shares are available for sale) seeks long-term capital growth by investing, under normal market conditions, primarily in equity securities that, in the subadviser's opinion, offer the potential for capital growth. The subadviser seeks to purchase securities at large discounts to the subadviser's assessment of their intrinsic value.

The STRATEGIC VALUE TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of its net assets in common stocks and related securities of companies which the subadviser believes are undervalued in the market relative to their long term potential.

The LARGE CAP VALUE TRUST (only Series II shares are available for sale) seeks long-term growth of capital by investing, under normal market conditions, primarily in a diversified portfolio of equity securities of large cap companies located in the U.S.

The CLASSIC VALUE TRUST (only Series II shares are available for sale) seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets in domestic equity securities.

The UTILITIES TRUST seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities) by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in equity and debt securities of domestic and foreign companies in the utilities industry.

The REAL ESTATE SECURITIES TRUST seeks to achieve a combination of long-term capital appreciation and current income by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of real estate investment trusts ("REITS") and real estate companies.

The SMALL CAP OPPORTUNITIES TRUST (only Series II shares are available for sale) seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in equity securities of companies with market capitalizations within the range of the companies in the Russell 2000 Index.

The SMALL COMPANY VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in small companies whose common stocks are believed to be undervalued. Under normal market conditions, the portfolio will invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies with a market capitalization that do not exceed the maximum market capitalization of any security in the Russell 2000 Index* at the time of purchase.

The SPECIAL VALUE TRUST (only Series II shares are available for sale) seeks long-term capital growth by investing, under normal circumstances, at least 80% of its net assets in common stocks and other equity securities of companies whose market capitalization at the time of investment is no greater than the market capitalization of companies in the Russell 2000 Value Index.

The MID CAP VALUE TRUST seeks capital appreciation by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in mid-sized companies, with market capitalization of roughly $500 million to $10 billion.

The VALUE TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in equity securities of companies with capitalizations similar to the market capitalization of companies in the Russell Midcap Value Index.

The ALL CAP VALUE TRUST seeks capital appreciation by investing in equity securities of U.S. and multinational companies in all capitalization ranges that the subadviser believes are undervalued.

The FUNDAMENTAL VALUE TRUST seeks growth of capital by investing, under normal market conditions, primarily in common stocks of U.S. companies with market capitalizations of at least $5 billion that the subadviser believes are undervalued. The portfolio may also invest in U.S. companies with smaller capitalizations.

The GROWTH & INCOME TRUST seeks long-term growth of capital and income, consistent with prudent investment risk, by investing primarily in a diversified portfolio of common stocks of U.S. issuers which the subadviser believes are of high quality.

The QUANTITATIVE VALUE TRUST (only Series II shares are available for sale) seeks long-term capital appreciation by investing primarily in large-cap U.S. securities with the potential for long-term growth of capital.

The EQUITY-INCOME TRUST seeks to provide substantial dividend income and also long-term capital appreciation by investing primarily in dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing dividends and capital appreciation.

The INCOME & VALUE TRUST seeks the balanced accomplishment of (a) conservation of principal and (b) long-term growth of capital and income by investing the portfolio's assets in both equity and fixed-income securities. The subadviser has full discretion to determine the allocation between equity and fixed income securities.

The ALL ASSET PORTFOLIO (a series of the PIMCO Variable Insurance Trust)(only Class M is available for sale) seeks maximum real return consistent with preservation of real capital and prudent investment management by investing, under normal circumstances, substantially all of its assets in Institutional Class shares of the PIMCO Funds, Pacific Investment Management Series, an affiliated open-end investment company.

The GLOBAL ALLOCATION TRUST seeks total return, consisting of long-term capital appreciation and current income, by investing in equity and fixed income securities of issuers located within and outside the U.S.

The HIGH YIELD TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.

The STRATEGIC BOND TRUST seeks a high level of total return consistent with preservation of capital by giving its subadviser broad discretion to deploy the portfolio's assets among certain segments of the fixed income market as the subadviser believes will best contribute to achievement of the portfolio's investment objective.

The STRATEGIC INCOME TRUST (only Series II shares are available for sale) seeks a high level of current income by investing, under normal market conditions, primarily in foreign government and corporate debt securities from developed and emerging markets; U.S. Government and agency securities; and U.S. high yield bonds.

The GLOBAL BOND TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing the portfolio's assets primarily in fixed income securities denominated in major foreign currencies, baskets of foreign currencies (such as the ECU), and the U.S. dollar.

The DIVERSIFIED BOND TRUST seeks high total return consistent with the conservation of capital by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in fixed income securities.

The INVESTMENT QUALITY BOND TRUST seeks a high level of current income consistent with the maintenance of principal and liquidity, by investing in a diversified portfolio of investment grade bonds and tends to focus its investment on corporate bonds and U.S. Government bonds with intermediate to longer term maturities. The portfolio may also invest up to 20% of its assets in non-investment grade fixed income securities.

The TOTAL RETURN TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal market conditions, at least 65% of the portfolio's assets in a diversified portfolio of fixed income securities of varying maturities. The average portfolio duration will normally vary within a three- to six-year time frame based on the subadviser's forecast for interest rates.

The REAL RETURN BOND TRUST (only Series II shares are available for sale) seeks maximum return, consistent with preservation of capital and prudent investment management by investing, under normal market conditions, at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments and by corporations.

The U.S. GOVERNMENT SECURITIES TRUST seeks a high level of current income consistent with preservation of capital and maintenance of liquidity, by investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.

The MONEY MARKET TRUST seeks maximum current income consistent with preservation of principal and liquidity by investing in high quality money market instruments with maturities of 397 days or less issued primarily by U. S. entities.

The SMALL CAP INDEX TRUST seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index by attempting to track the performance of the Russell 2000 Index*.

The INTERNATIONAL INDEX TRUST seeks to approximate the aggregate total return of a foreign equity market index by attempting to track the performance of the Morgan Stanley European Australian Far East Free Index (the "MSCI EAFE Index")*. (Available only to contracts issued prior to May 1, 2004.) (Subject to shareholder/contractowner approval, the International Index Trust will merge with the International Equity Index Trust immediately after the close of business on June 18, 2004.)

The INTERNATIONAL EQUITY INDEX FUND (a series of the John Hancock Variable Series Trust I) seeks to track the performance of broad-based equity indices of foreign companies in developed and emerging markets by attempting to track the performance of the MSCI All Country World ex-US Index*. (Series I shares are available for sale to contracts purchased prior to January 28, 2002; Series II shares are available for sale to contracts purchased on or after January 28,
2002).

The MID CAP INDEX TRUST seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index by attempting to track the performance of the S&P Mid Cap 400 Index*.

The TOTAL STOCK MARKET INDEX TRUST seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the Wilshire 5000 Equity Index*.

The 500 INDEX TRUST seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the S&P 500 Composite Stock Price Index*.

The LIFESTYLE AGGRESSIVE 1000 TRUST seeks to provide long-term growth of capital (current income is not a consideration) by investing 100% of the Lifestyle Trust's assets in other portfolios of the Trust ("Underlying Portfolios") which invest primarily in equity securities.

The LIFESTYLE GROWTH 820 TRUST seeks to provide long-term growth of capital with consideration also given to current income by investing approximately 20% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 80% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE BALANCED 640 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to capital growth by investing approximately 40% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 60% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE MODERATE 460 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to current income by investing approximately

60% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 40% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE CONSERVATIVE 280 TRUST seeks to provide a high level of current income with some consideration also given to growth of capital by investing approximately 80% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 20% of its assets in Underlying Portfolios which invest primarily in equity securities.

*"Standard & Poor's(R)," "S&P 500(R)," "Standard and Poor's 500(R)" and "S&P Mid Cap 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 2000(R)," "Russell 2000(R) Growth" and "Russell 3000(R)" are trademarks of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "MSCI All Country World ex USIndex" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

A full description of each portfolio, including the investment objectives, policies and restrictions of, and the risks relating to investment in, each portfolio is contained in the portfolio's prospectuses. The portfolio prospectuses should be read carefully before allocating purchase payments to a sub-account.

If the shares of a portfolio are no longer available for investment or in our judgment investment in a portfolio becomes inappropriate, we may eliminate the shares of a portfolio and substitute shares of another portfolio of the Trust or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).

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You instruct us how to vote Portfolio shares.
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We will vote shares of the portfolios held in the Variable Account at shareholder meetings according to voting instructions received from the persons having the voting interest in the contracts. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. Proxy material will be distributed to each person having the voting interest in the contract together with appropriate forms for giving voting instructions. We will vote all portfolio shares that we hold (including our own shares and those we hold in the Variable Account for contract owners) in proportion to the instructions so received.

During the accumulation period, the contract owner has the voting interest under a contract. During the pay-out period, the annuitant has the voting interest under a contract. We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations or interpretations thereof. For further information on voting interest under the contract see "Voting Interest" in this prospectus.

DESCRIPTION OF THE CONTRACT

ACCUMULATION PERIOD PROVISIONS

PURCHASE PAYMENTS

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Initial purchase payments usually must be at least $25,000, subsequent ones at least $1,000, and total payments no more than $1 million (without our approval).
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Your purchase payments are made to us at our Annuity Service Office. The minimum initial purchase payment is $25,000. Subsequent purchase payments must be at least $1,000 (except for qualified plans where the minimum is $30). Purchase payments may be made at any time and must be in U.S. dollars. We may provide for purchase payments to be automatically withdrawn from your bank account on a periodic basis. If a purchase payment would cause your contract value to exceed $1,000,000 or your contract value already exceeds $1,000,000, you must obtain our approval in order to make the payment.

Effective October 23, 2001 and until further notice, we must approve the issuance of any contract to a corporation and additional purchase payments by a corporation must be pre-approved by us.

If permitted by state law, we may cancel a contract at the end of any two consecutive contract years in which no purchase payments have been made, if both:

     - the total purchase payments made over the life of the contract, less any withdrawals, are less than $2,000; and

     - the contract value at the end of such two year period is less than $2,000.

We may vary the cancellation of contract privileges in certain states in order to comply with state insurance laws and regulations. If we cancel your contract, we will pay you the contract value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan and minus the annual $30 administration fee, if applicable. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% penalty tax (see "FEDERAL TAX MATTERS").

You designate how your purchase payments are to be allocated among the investment options. You may change the allocation of subsequent purchase payments at any time by notifying us in writing (or by telephone if you comply with our telephone transfer procedures described below).

ACCUMULATION UNITS

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The value of an investment account is measured in "accumulation units," which vary in value with the performance of the underlying Trust portfolio.
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During the accumulation period, we will establish an "INVESTMENT ACCOUNT" for you for each Variable Account investment option to which you allocate a portion of your contract value. Amounts are credited to those investment accounts in the form of "ACCUMULATION UNITS" (units of measure used to calculate the value of the variable portion of your contract during the accumulation period). The number of accumulation units to be credited to each investment account is determined by dividing the amount allocated to that investment account by the value of an accumulation unit for that investment account next computed after the purchase payment is received at our Annuity Service Office complete with all necessary information or, in the case of the first purchase payment, pursuant to the procedures described below.

Initial purchase payments received by mail will usually be credited on the business day (any date on which the New York Stock Exchange is open and the net asset value of a Trust portfolio is determined) on which they are received at our Annuity Service Office, and in any event not later than two business days after our receipt of all information necessary for issuing the contract. Subsequent purchase payments will be credited on the business day they are received at our Annuity Service Office. You will be informed of any deficiencies preventing processing if your contract cannot be issued. If the deficiencies are not remedied within five business days after receipt, your purchase payment will be returned promptly, unless you specifically consent to our retaining your purchase payment until all necessary information is received. Initial purchase payments received by wire transfer from broker-dealers will be credited on the business day received by us if the broker-dealers have made special arrangements with us.

VALUE OF ACCUMULATION UNITS

The value of your accumulation units will vary from one business day to the next depending upon the investment results of the investment options you select. The value of an accumulation unit for each sub-account was arbitrarily set at $10 or $12.50 for the first business day under other contracts we have issued. The value of an accumulation unit for any subsequent business day is determined by multiplying the value of an accumulation unit for the immediately preceding business day by the net investment factor for that sub-account (described below) for the business day for which the value is being determined. Accumulation units will be valued at the end of each business day. A business day is deemed to end at the time of the determination of the net asset value of the Trust shares.

NET INVESTMENT FACTOR

The net investment factor is an index used to measure the investment performance of a sub-account from one business day to the next (the "VALUATION PERIOD"). The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. The net investment factor for each sub-account for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

                  Where (a) is:

                           the net asset value per share of a portfolio share held in the sub-account determined at the end of the current valuation period, plus the per share amount of any dividend or capital gain distributions made by the portfolio on shares held in the sub-account if the "ex-dividend" date occurs during the current valuation period.

                  Where (b) is the net asset value per share of a portfolio share held in the sub-account determined as of the end of the immediately preceding valuation period.

                  Where (c) is a factor representing the charges deducted from the sub-account on a daily basis for Separate Account Annual Expenses.

TRANSFERS AMONG INVESTMENT OPTIONS

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Amounts invested may be transferred among investment options.

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Subject to the restrictions noted below, during the accumulation period, you may transfer amounts among the investment options at any time upon written notice to us or by telephone if you authorize us in writing to accept your telephone transfer requests. Accumulation units will be canceled from the investment account from which you transfer amounts and credited to the investment account to which you transfer amounts. Your contract value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the investment account. If after the transfer the amount remaining in the investment account is less than $100, then we will transfer the entire amount instead of the requested amount. We reserve the right to limit, upon notice, the maximum number of transfers you may make to one per month or six at any time within a contract year. In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the portfolios. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law.)

Currently the Company imposes no charge for transfer requests. The first twelve transfers in a contract year are free of any transfer charge. For each additional transfer in a contract year, the Company does not currently assess a charge but reserves the right (to the extent permitted by your contract) to assess a reasonable charge (not to exceed the lesser of $25 or 2% of the amount transferred) to reimburse it for the expenses of processing transfers.

None of the portfolios which are investment options for the contract are designed for short-term investing since such activity may increase portfolio transaction costs and be disruptive to management of a portfolio (affecting a subadviser's ability to effectively manage a portfolio in accordance with its investment objective and policies). Management of the Trust will monitor purchases and redemptions of Trust shares. If management of the Trust becomes aware of short-term trading that it believes, in its sole discretion, is significantly disrupting (or may potentially significantly disrupt) management of a portfolio or materially increasing portfolio transaction costs ("Disruptive Short-Term Trading"), the Trust may impose restrictions on such trading. The Trust's participation agreement with the Company requires the Company to impose trading restrictions on its contract owners if requested by the Trust. In addition, the Company also has a policy to restrict transfers to two per month per contract. (For purposes of this restriction, (a) scheduled transfers made pursuant to a Dollar Cost Averaging program or an Asset Rebalancing Program are not considered transfers and (b) all transfers made during the period from the opening of trading each day the net asset value of the shares of the Trust are determined (usually 9 a.m.) to the close of trading that day (the close of day-time trading of the New York Stock Exchange (usually 4 p.m.) are considered one transfer.) Contract owners may, however, transfer to the Money Market Trust even if the two transfer per month limit has been reached if 100% of the contract value is transferred to the Money Market Trust. If such a transfer to the Money Market Trust is made, for a 30 day period after such transfer, no subsequent transfers from the Money Market Trust to another portfolio may be made. This restriction is applied uniformly to all contract owners. The Company also reserves the right to take other actions to restrict trading as noted below.

Actions that the Company may take to restrict trading include, but are not limited to:

       restricting the number of transfers made during a defined period,

       restricting the dollar amount of transfers,

       restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail), and restricting transfers into and out of certain subaccounts.

Contract owners should note that while the Trust and the Company seek to identify and prevent Disruptive Short-Term Trading, it is not always possible to do so. Therefore, no assurance can be given that the Trust and the Company will successfully impose restrictions on all Disruptive Short-Term Trading. If the Trust and the Company are unsuccessful in restricting Disruptive Short-Term Trading, the portfolios may incur higher brokerage costs and may maintain higher cash levels, limiting their ability to achieve their investment objective.

MAXIMUM NUMBER OF INVESTMENT OPTIONS

There is no limit on the number of investment options to which you may allocate purchase payments.

TELEPHONE TRANSACTIONS

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Telephone transfers and withdrawals are permitted.
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You are permitted to request transfers and withdrawals by telephone. We will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. To be permitted to request withdrawal by telephone, you must elect the option on the appropriate authorization form. (We will provide you with one upon request.) We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly. Such procedures include the following. Upon telephoning a request, you will be asked to provide information that verifies that it is you calling. For both your and our protection, we will tape record all conversations with you. All telephone transactions will be followed by a confirmation statement of the transaction. We reserve the right to impose maximum withdrawal amounts and other new procedural requirements regarding transfer privileges.

SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING.

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Dollar Cost Averaging and Asset Rebalancing programs are available.
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We administer a Dollar Cost Averaging ("DCA") program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any sub-account or the one year fixed account investment option to other variable sub-accounts until the amount in the sub-account from which the transfer is made or one year fixed account investment option is exhausted.

From time to time, we may offer special DCA programs where the rate of interest credited to a fixed account investment option exceeds our actual earnings on the supporting assets, less appropriate risk and expense adjustments. In such case, any amounts credited to your account in excess of amounts earned by us on the assets in the general account will be recovered from existing charges described in your contract. Your contract charges will not increase as a result of electing to participate in any special DCA program.

The DCA program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA program allows investments to be made in equal installments over time in an effort to reduce that risk. Therefore, a lower purchase price may be achieved over the long-term by purchasing more accumulation units of a particular sub-account when the unit value is low; less when the unit value is high. However, the DCA program does not guarantee profits or prevent losses in a declining market and requires regular investment regardless of fluctuating price levels. Contract owners interested in the DCA program should consider their financial ability to continue purchases through periods of low price levels. If you are interested in the DCA program, you may elect to participate in the program on the appropriate authorization form. You may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the DCA program.

ASSET REBALANCING PROGRAM

We administer an Asset Rebalancing Program which enables you to specify the percentage levels you would like to maintain in particular portfolios. Your contract value will be automatically rebalanced pursuant to the schedule described below to maintain the indicated percentages by transfers among the portfolios. (Fixed account investment options are not eligible for participation in the Asset Rebalancing Program.) The entire value of the variable investment accounts must be included in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the Asset Rebalancing Program.

For rebalancing programs will only be permitted on the following time schedules:

         quarterly on the 25th day of the last month of the calender quarter (or the next business day if the 25th is not a business day);

         semi-annually on June 25th and December 26th (or the next business day if these dates are not business days); or

         annually on December 26th (or the next business day if December 26th is not a business day).

For asset rebalancing programs begun prior to the date of this prospectus, please refer to Appendix F.

WITHDRAWALS

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You may withdraw all or a portion of your contract value, but may incur tax liability as a result.
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During the accumulation period, you may withdraw all or a portion of your contract value upon written request (complete with all necessary information) to our Annuity Service Office. You may make withdrawals by telephone if you have authorized telephone withdrawals, as described above under "Telephone Transactions." For certain qualified contracts, exercise of the withdrawal right may require the consent of the qualified plan participant's spouse under the Internal Revenue Code of 1986, as amended (the "CODE") and related Internal Revenue Service ("IRS") regulations. In the case of a total withdrawal, we will pay the contract value as of the date of receipt of the request at our Annuity Service Office, minus the annual $30 administration fee (if applicable), any unpaid loans and any applicable withdrawal charge. The contract then will be canceled. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each investment account equal in value to the amount withdrawn from that investment account plus any applicable withdrawal charge deducted from that investment account.

When making a partial withdrawal, you should specify the investment options from which the withdrawal is to be made. The amount requested from an investment option may not exceed the value of that investment option minus any applicable withdrawal charge. If you do not specify the investment options from which a partial withdrawal is to be taken, the withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment options. If the partial withdrawal is less than the total value in the variable account investment options, the withdrawal will be taken proportionately from all of your variable account investment options. For rules governing the order and manner of withdrawals from the fixed account investment options, see "FIXED ACCOUNT INVESTMENT OPTIONS".

There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the investment option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the investment option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the investment option. If a partial withdrawal plus any applicable withdrawal charge would reduce the contract value to less than $300, we will treat the partial withdrawal as a total withdrawal of the contract value.

The amount of any withdrawal from the variable account investment options will be paid promptly, and in any event within seven calendar days of receipt of the request, complete with all necessary information at our Annuity Service Office, except that we reserve the right to defer the right of withdrawal or postpone payments for any period when:

         the New York Stock Exchange is closed (other than customary weekend and holiday closings),

         trading on the New York Stock Exchange is restricted,

         an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.

TELEPHONE REDEMPTIONS. You may request the option to withdraw a portion of your contract value by telephone by completing an appropriate authorization form. We reserve the right to impose maximum withdrawal amounts and procedural requirements regarding this privilege. For additional information on Telephone Redemptions see "Telephone Transactions" above.

Withdrawals from the contract may be subject to income tax and a 10% penalty tax (See "FEDERAL TAX MATTERS" below). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see Appendix E "Qualified Plan Types").

SPECIAL WITHDRAWAL SERVICES - THE INCOME PLAN

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Systematic "Income Plan" withdrawals are available.
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We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified investment options on a periodic basis. The total of IP withdrawals in a contract year is limited to not more than 20% of the purchase payments made. If additional withdrawals, outside the IP program, are taken from a contract in the same contract year in which an IP program is in effect, IP withdrawals taken after the free withdrawal amount has been exceed are subject to a withdrawal charge. The IP is not available to contracts participating in the DCA program or for which purchase payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals will be free of withdrawal charges. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% penalty tax. If you are interested in an IP, you may obtain an appropriate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the IP program.

DEATH BENEFIT DURING THE ACCUMULATION PERIOD

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If you die during the accumulation period, your beneficiary will receive a death benefit that might exceed your contract value.
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IN GENERAL. The following discussion applies principally to contracts that are not issued in connection with qualified plans, i.e., "NON-QUALIFIED CONTRACTS." Tax law requirements applicable to qualified plans, including IRAs, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your contract is to be used in connection with a qualified plan, you should seek competent legal and tax advice regarding the suitability of the contract for the situation involved and the requirements governing the distribution of benefits, including death benefits, from a contract used in the plan. In particular, if you intend to use the contract in connection with a qualified plan, including an IRA, you and your advisor should consider that there is some uncertainty as to the income tax effects of the death benefit on qualified plans, including IRAs. (See "FEDERAL TAX MATTERS" and Appendix E "Qualified Plan Types"). See Appendix D for information on different death benefit provisions applicable to certain prior contracts and to contracts sold in the state of Washington.

AMOUNT OF DEATH BENEFIT. If any owner dies the Death Benefit will be the greater of:

                  the contract value; or
                  the Minimum Death Benefit

If there is any debt, the death benefit equals the amount described above less the debt under the contract.

1. If any owner dies on or prior to their 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, the Minimum Death Benefit will equal the excess of (i) over (ii) where:

         (i) equals the sum of each purchase payment accumulated daily, at the equivalent of 5% per year, starting on the date each purchase payment is allocated to the contract; and

         (ii) equals the sum of any amounts deducted in connection with partial withdrawals, accumulated daily at the equivalent of 5% per year, starting on the date each such deduction occurs.

2. If any owner dies after their 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, the Minimum Death Benefit will equal the excess of (i) over (ii) where:

         (i)      equals the sum of all purchase payments; and

         (ii) equals the sum of any amounts deducted in connection with partial withdrawals.

3. If any owner dies and the oldest owner had an attained age of 81 or greater on the contract date, the Minimum Death Benefit will be the contract value.

For purposes of calculating the Minimum Death Benefit under 1 or 2 above, the amount deducted in connection with partial withdrawals will be equal to (i) times (ii) where (i) is equal to the the Minimum Death Benefit prior to the withdrawal, and (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

In no event will the Minimum Death Benefit payable under 1, 2, or 3 exceed $10 million.

For contracts issued prior to the date of this prospectus please refer to Appendix F.

PAYMENT OF DEATH BENEFIT. The determination of the death benefit will be made on the date we receive written notice and "proof of death" as well as all required claims forms at our Annuity Service Office. No one is entitled to the death benefit until this time. Death benefits will be paid within 7 days of that determination. Proof of death occurs when we receive one of the following at our Annuity Service Office within one year of the date of death:

                  a certified copy of a death certificate;

                  a certified copy of a decree of a court of competent jurisdiction as to the finding of death or any other proof satisfactory to us.

If there are any unpaid loans, the death benefit equals the death benefit, as described above, minus the amount of unpaid loans (including unpaid interest).

We will pay the death benefit to the beneficiary if any contract owner dies before the maturity date. If there is a surviving contract owner, that contract owner will be deemed to be the beneficiary. No death benefit is payable on the death of any annuitant, except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. On the death of the last surviving annuitant, the contract owner, if a natural person, will become the annuitant unless the contract owner designates another person as the annuitant.

The death benefit may be taken in the form of a lump sum immediately. If not taken immediately, the contract will continue subject to the following:

                  The beneficiary will become the contract owner.

                  Any excess of the death benefit over the contract value will be allocated to the owner's investment accounts in proportion to their relative values on the date of receipt at our Annuity Service Office of due proof of the owner's death.

                  No additional purchase payments may be made.

                  If the beneficiary is not the deceased owner's spouse, distribution of the contract owner's entire interest in the contract must be made within five years of the owner's death, or alternatively, distribution may be made as an annuity, under one of the annuity options described below under "Annuity Options," which begins within one year of the owner's death and is payable over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary. Upon the death of the beneficiary, the death benefit will equal the contract value and must be distributed immediately in a single sum.

                  If the deceased owner's spouse is the beneficiary, the spouse continues the contract as the new owner. In such a case, the distribution rules applicable when a contract owner dies will apply when the spouse, as the owner, dies. In addition, a death benefit will be paid upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse, the death benefit paid upon the first owner's death will be treated as a purchase payment to the contract (excluding any optional benefits).

                  Alternatively, if the contract is not a qualified contract and if the beneficiary is not the deceased owner's spouse, distribution of the owner's entire interest in the contract may be made as a series of withdrawals over the beneficiary's life expectancy. If this form of distribution is selected, the beneficiary may not reduce or stop the withdrawals but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial beneficiary dies while value remains in the contract, a successor beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial beneficiary's life expectancy.

                  If any contract owner dies and the oldest owner had an attained age of less than 81 on the date as of which the contract is issued, withdrawal charges are not applied on payment of the death benefit (whether taken through a partial or total withdrawal or applied under an annuity option). If any contract owner dies and the oldest owner had an attained age greater than 80 on the date as of which the contract was issued, any applicable withdrawal charges will be assessed only upon payment of the death benefit (so that if the death benefit is paid in a subsequent year, a lower withdrawal charge will be applicable).

                  Please see Optional Benefits for a discussion of benefits available to beneficiaries under each optional benefit

If any annuitant is changed and any contract owner is not a natural person, the entire interest (contract value) in the contract must be distributed to the contract owner within five years.

A substitution or addition of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change. For purposes of subsequent calculations of the death benefit prior to the maturity date, the contract value on the date of the change will be treated as a payment made on that date. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the owner's spouse.

Death benefits will be paid within seven days of the date the amount of the death benefit is determined, as described above, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "WITHDRAWALS").

In designating beneficiaries you may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if you choose not to restrict death benefits under the contract. If you impose restrictions, those restrictions will govern the payment of the death benefit.

PAY-OUT PERIOD PROVISIONS

GENERAL

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You have a choice of several different ways of receiving annuity benefit payments from us.
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You or your beneficiary may elect to have any amounts that we are obligated to pay you or your beneficiary on withdrawal or death, or as of the maturity date, paid by means of periodic annuity benefit payments rather than in one lump sum (subject to the distribution of death benefit provisions described above).

Generally, we will begin paying annuity benefits to the annuitant under the contract on the contract's maturity date (the first day of the pay-out period). The maturity date is the date specified on your contract's specifications page, unless you change that date. If no date is specified, the maturity date is the first day of the month following the later of the 85th birthday of the oldest annuitant or the tenth contract anniversary. You may specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date may not be later than the previously specified maturity date unless we consent. Maturity dates which occur when the annuitant is at an advanced age, e.g., past age 85, may have adverse income tax consequences (see "FEDERAL TAX MATTERS"). Distributions from qualified contracts may be required before the maturity date.

You may select the frequency of annuity benefit payments. However, if the contract value at the maturity date is such that a monthly payment would be less than $20, we may pay the contract value, minus any unpaid loans, in one lump sum to the annuitant on the maturity date.

ANNUITY OPTIONS

Annuity benefit payments are available under the contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the contract, and at any time during the accumulation period, you may select one or more of the annuity options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an annuity option is not selected, we will provide as a default option a life annuity with payments guaranteed for ten years as described below. Annuity benefit payments will be determined based on the Investment Account Value of each investment option at the maturity date. IRS regulations may preclude the availability of certain annuity options in connection with certain qualified contracts, including contracts used in connection with IRAs.

Please read the description of each annuity option carefully. In general, a nonrefund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due. Annuities with payments guaranteed for a certain number of years may also be elected but the amount of each payment will be lower than that available under the nonrefund life annuity option.

The following annuity options are guaranteed in the contract.

         OPTION 1(a): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the annuitant. No payments are due after the death of the annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due.

         OPTION 1(b): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for 10 years, annuity benefit payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

         OPTION 2(a): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the annuitant and a designated co-annuitant. No payments are due after the death of the last survivor of the annuitant and co-annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

         OPTION 2(b): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the annuitant and a designated co-annuitant. Because payments are guaranteed for 10 years, annuity benefit payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.

In addition to the foregoing annuity options, which we are contractually obligated to offer at all times, we currently offer the following annuity options. We may cease offering the following annuity options at any time and may offer other annuity options in the future.

         OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARS - An Annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for the specific number of years, annuity benefit payments will be made to the end of the last year of the 5, 15 or 20 year period.

         OPTION 4: JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with full payments during the joint lifetime of the annuitant and a designated co-annuitant and two-thirds payments during the lifetime of the survivor. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

         OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 10, 15 OR 20 YEARS - An annuity with payments for a 10, 15 or 20 year period and no payments thereafter.

FULL SURRENDERS DURING THE PAY-OUT PERIOD. You may surrender your Contract, after the pay-out period has begun, only if you have selected variable pay-out Option 5: Period Certain Only Annuity for 10, 15, or 20 years. Under this option, we will pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

If you elect to take the entire Commuted Value of the remaining annuity benefit payments due in the Period Certain, no future annuity benefit payments will be made.

PARTIAL SURRENDERS DURING THE PAY-OUT PERIOD. Partial Surrenders are permitted after the pay-out period has begun, only if you have selected variable pay-out Option 5: Period Certain Only Annuity for 10, 15, or 20 years. You make take partial surrenders of amounts equal to the Commuted Value of the payments that we would have made during the Period Certain. We will deduct any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

If you elect to take only the Commuted Value of some of the remaining annuity benefit payments due in the Period Certain, we will reduce the remaining annuity benefit payments during the remaining period certain.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

The first variable annuity payment is determined by applying that amount of the contract value used to purchase a variable annuity to the annuity tables contained in the contract. The amount of the contract value will be determined as of a date not more than ten business days prior to the maturity date. The amount of the first and all subsequent fixed annuity benefit payments is determined on the same basis using the portion of the contract value used to purchase a fixed annuity. If you choose an annuity option that is not guaranteed in the contract, we will use the appropriate table that we are currently offering. Contract value used to determine annuity benefit payments will be reduced by any applicable premium taxes.

The rates contained in the annuity tables vary with the annuitant's sex and age and the annuity option selected. However, for contracts issued in connection with certain employer-sponsored retirement plans sex-distinct tables may not be used. Under such tables, the longer the life expectancy of the annuitant under any life annuity option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly variable annuity payment will be. See Appendix D for information on assumed interest rates applicable to certain contracts no longer being issued and contracts issued in the state of Washington.

ANNUITY UNITS AND THE DETERMINATION OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS

Variable annuity benefit payments after the first one will be based on the investment performance of the sub-accounts selected during the pay-out period. The amount of a subsequent payment is determined by dividing the amount of the first annuity payment from each sub-account by the annuity unit value of that sub-account (as of the same date the contract value to effect the annuity was determined) to establish the number of annuity units which will thereafter be used to determine payments. This number of annuity units for each sub-account is then multiplied by the appropriate annuity unit value as of a uniformly applied date not more than ten business days before the annuity payment is due, and the resulting amounts for each sub-account are then totaled to arrive at the amount of the annuity benefit payment to be made. The number of annuity units generally remains constant throughout the pay-out period (assuming no transfer is made).

The value of an annuity unit for each sub-account for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for that sub-account (see "NET INVESTMENT FACTOR") for the valuation period for which the annuity unit value is being calculated and by a factor to neutralize the assumed interest rate.

A 3% assumed interest rate is built into the annuity tables in the contract used to determine the first variable annuity payment.

TRANSFERS DURING PAY-OUT PERIOD

================================================================================
Some transfers are permitted during the pay-out period, but subject to a few more limitations than during the accumulation period.
================================================================================

Once variable annuity benefit payments have begun, you may transfer all or part of the investment upon which those payments are based from one sub-account to another. You must submit your transfer request to our Annuity Service Office at least 30 days before the due date of the first annuity payment to which your transfer will apply. Transfers after the maturity date will be made by converting the number of annuity units being transferred to the number of annuity units of the sub-account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity benefit payments will reflect changes in the value of the annuity units for the new sub-account selected. We reserve the right to limit, upon notice, the maximum number of transfers a contract owner may make per contract year to four. Once annuity benefit payments have commenced, no transfers may be made from a fixed annuity option to a variable annuity option or from a variable annuity option to a fixed annuity option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of a portfolio. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

DEATH BENEFIT DURING PAY-OUT PERIOD

If an annuity option providing for payments for a guaranteed period has been selected, and the annuitant dies during the pay-out period, we will make the remaining guaranteed payments to the beneficiary. Any remaining payments will be made as rapidly as under the method of distribution being used as of the date of the annuitant's death. If no beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the annuitant and the beneficiary.

OTHER CONTRACT PROVISIONS

TEN DAY RIGHT TO REVIEW

================================================================================
You have a ten-day right to cancel your contract.
================================================================================

You may cancel the contract by returning it to our Annuity Service Office or agent at any time within 10 days after receiving it. Within 7 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans), computed at the end of the business day on which we receive your returned contract.

No withdrawal charge is imposed upon return of a contract within the ten day right to review period. The ten day right to review may vary in certain states in order to comply with the requirements of state insurance laws and regulations. When the contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return all purchase payments if this is greater than the amount otherwise payable.

OWNERSHIP

================================================================================
You are entitled to exercise all rights under your contract.

================================================================================

The contract owner is the person entitled to exercise all rights under the contract. Prior to the maturity date, the contract owner is the person designated in the contract specifications page or as subsequently named. On and after the maturity date, the annuitant is the contract owner. If amounts become payable to any beneficiary under the contract, the beneficiary is the contract owner.

In the case of non-qualified contracts, ownership of the contract may be changed or the contract may be collaterally assigned at any time prior to the maturity date, subject to the rights of any irrevocable beneficiary. Changing the ownership of a contract, may be treated as a (potentially taxable) distribution from the contract for federal tax purposes. A collateral assignment will be treated as a distribution from the contract and will be tax reported as such. A change of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change and treating that value as a purchase payment made on that date for purposes of computing the amount of the death benefit.

Any change of ownership or assignment must be made in writing. We must approve any change. Any assignment and any change, if approved, will be effective as of the date we receive the request at our Annuity Service Office. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable beneficiary.

In the case of qualified contracts, ownership of the contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable IRS regulations. Subject to the foregoing, a qualified contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.

ANNUITANT

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The "annuitant" is either you or someone you designate.

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The annuitant is any natural person or persons whose life is used to determine the duration of annuity benefit payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "CO-ANNUITANT." The annuitant is as designated on the contract specifications page or in the application, unless changed. Any change of annuitant must be made in writing in a form acceptable to us. We must approve any change.

On the death of the annuitant, the co-annuitant, if living, becomes the annuitant. If there is no living co-annuitant, the owner becomes the annuitant. In the case of certain qualified contracts, there are limitations on the ability to designate and change the annuitant and the co-annuitant. The Annuitant becomes the owner of the contract at the Maturity Date.

If any annuitant is changed and any contract owner is not a natural person, the entire interest in the contract must be distributed to the contract owner within five years. The amount distributed will be reduced by charges which would otherwise apply upon withdrawal.

BENEFICIARY

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The "beneficiary" is the person you designate to receive the death benefit if you die.

================================================================================

The beneficiary is the person, persons or entity designated in the contract specifications page (or as subsequently changed). However, if there is a surviving contract owner, that person will be treated as the beneficiary. The beneficiary may be changed subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no beneficiary is living, the contingent beneficiary will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. If no beneficiary or contingent beneficiary is living, the beneficiary is the estate of the deceased contract owner. In the case of certain qualified contracts, Treasury Department regulations may limit designations of beneficiaries.

MODIFICATION

We may not modify your contract without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency. The provisions of the contract shall be interpreted so as to comply with the requirements of Section 72(s) of the Code.

OUR APPROVAL

We reserve the right to accept or reject any contract application at our sole discretion.

MISSTATEMENT AND PROOF OF AGE, SEX OR SURVIVAL

We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the annuitant has been misstated, the benefits will be those that would have been provided for the annuitant's correct age and sex. If we have made incorrect annuity benefit payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity benefit payments.

OPTIONAL BENEFITS

PRINCIPAL PLUS

Principal Plus provides a guaranteed minimum withdrawal benefit prior to the Maturity Date. Principal Plus may not be available through all distribution partners. You may elect Principal Plus at the time the contract is issued, provided:

         a) Principal Plus is available for sale in the state where the contract is sold;

         b)       you have not selected the T-PRO rider;

         c) your entire contract value is invested in accordance with the investment options available with Principal Plus;

         d) your contract is not issued as a Tax Sheltered Annuity, described in Section 403(b) of the Code;

         e) the oldest owner has not yet attained age 81 (for Qualified contracts only).

         f) the oldest owner has not yet attained age 86 (for Non-Qualified contracts only).

We reserve the right to accept or refuse to issue Principal Plus at our sole discretion. Once Principal Plus is elected, its effective date will be the Contract Date and it is irrevocable. If you elect Principal Plus, an additional annual fee of 0.30% (as a percentage of Adjusted GWB) is imposed. We reserve the right to increase the charge to a maximum charge of 0.75% if the GWB is "Stepped-Up" to equal the contract value. (see "Principal Plus Fee" below).

THE ADDITION OF PRINCIPAL PLUS TO A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT. FURTHERMORE, PRINCIPAL PLUS CONTAINS AGE CAPS AND LIMITATIONS THAT LIMIT A CONTRACT OWNER'S RIGHTS AND BENEFITS AT CERTAIN AGES AND VALUES. THESE CAPS AND LIMITATIONS SHOULD BE CONSIDERED WHEN DETERMINING THE SUITABILITY OF PRINCIPAL PLUS, ESPECIALLY AT OLDER AGES.

Prior to discussing how Principal Plus works, it is important for you to understand the following definitions:

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Guaranteed Withdrawal       The total amount available for future periodic withdrawals
       Balance              under Principal Plus.
        "GWB"               The initial GWB is equal to your initial payment(s).
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Guaranteed Withdrawal       The amount guaranteed to be available each contract year for
       Amount               withdrawal under Principal Plus until the GWB is depleted.
        "GWA"               The initial GWA is equal to 5% of the initial GWB.
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Principal Plus guarantees that each Contract Year you may take withdrawals up to an amount equal to the GWA until your GWB is depleted, even if your contract value reduces to zero. Please note the following features of Principal Plus:

                  If you choose not to withdraw the full GWA available in any Contract Year, the remaining GWA cannot be carried forward to the next Contract Year.

                  If you choose not to withdraw at all during certain Contract Years, the GWB will increase by a Bonus. (See "Calculation of GWB - Bonus.")

                  If you choose to withdraw more than the GWA in any Contract Year, the GWB will be automatically reset, thereby possibly reducing the guaranteed minimum withdrawal benefit provided under Principal Plus to an amount less than the sum of all purchase payments. (See "Calculation of GWB - Effect of Withdrawals.")

                  If you choose to make withdrawals up to the Life Expectancy Amount, as defined under Principal Plus, the GWB will not be automatically reset even if such distributions exceed the GWA for the Contract Year. (See "Life Expectancy Distributions.")

                  If your contract value exceeds your GWB on certain dates, you may elect to increase or "Step-Up" your GWB to equal your contract value on such dates. (See "Calculation of GWB - Step-Up.")

For purposes of this discussion of Principal Plus, "withdrawal" refers to the amount withdrawn, including any applicable withdrawal charges.

Withdrawals under Principal Plus will reduce the contract value by the amount withdrawn and will be subject to the same conditions, limitations, and restrictions as withdrawals otherwise made under the contract. Withdrawals under Principal Plus will reduce the death benefit like any other withdrawal. (See Death Benefit During Accumulation Period.) If total withdrawals during a Contract Year are less than or equal to the GWA (or the Life Expectancy Amount, if applicable), then Withdrawal Charges applicable to such withdrawals will be waived. If a withdrawal causes total withdrawals during a Contract Year to exceed the GWA (or the Life Expectancy Amount, if applicable) or if total withdrawals during a Contract Year have already exceeded such amount, then Withdrawal Charges applicable to such withdrawal will apply.

SINCE THE BENEFIT OF PRINCIPAL PLUS IS ACCESSED THROUGH WITHDRAWALS, THE PURCHASE OF PRINCIPAL PLUS MAY NOT BE APPROPRIATE FOR OWNERS WHOSE PRIMARY OBJECTIVE IS TO TAKE MAXIMUM ADVANTAGE OF THE TAX DEFERRAL ASPECT OF THE CONTRACT. PRIOR TO ELECTING PRINCIPAL PLUS, PLEASE CONSULT WITH YOUR TAX AND FINANCIAL ADVISORS ON THIS MATTER, AS WELL AS OTHER TAX MATTERS ASSOCIATED WITH PRINCIPAL PLUS.

ADDITIONAL PURCHASE PAYMENTS. On or after the first Contract Anniversary, no additional purchase payments will be accepted without our prior approval that either:

         (a)      exceed $100,000 or

         (b) cause the total of all additional purchase payments received since the first Contract Anniversary to exceed $100,000.

For Qualified Contracts, in addition to the above restrictions on purchase payments, no additional purchase payments will be accepted after the owner's (or joint owner's) attained age 81. If your contract is to be issued as an IRA and you intend to add Principal Plus to your contract, you should note that, under tax law, no contribution, except rollover contributions, may be made to your IRA for the year that you attain age 70 1/2 and subsequent years. If these rules apply to you, please consult with your tax advisor prior to electing Principal Plus. FOR ALL CONTRACTS, NOTWITHSTANDING THE ABOVE, WE RESERVE THE RIGHT TO REFUSE TO ACCEPT ADDITIONAL PURCHASE PAYMENTS AT ANY TIME AFTER THE FIRST CONTRACT ANNIVERSARY.

CALCULATION OF GWB. As stated above, the initial GWB equals the amount of your initial purchase payment(s) to the contract. Each time an additional purchase payment is received, the GWB will increase by the amount of that additional purchase payment. As described below, the GWB will also increase as a result of a Bonus or a Step-Up and will decrease as a result of a withdrawal. In no event will the GWB exceed $5,000,000. The GWB cannot be withdrawn in a lump sum.

Bonus. During the first 5 Contract Years ("Bonus Period"), if no withdrawals are taken during a particular Contract Year, then the GWB will increase on the following Contract Anniversary by an amount equal to 5% of total purchase payments to the contract. If however, the GWB was previously Stepped-Up (see "Step-Up" below) and/or reset (see "Effect of Withdrawals" below) then the GWB will increase on the following Contract Anniversary by an amount equal to 5% of the GWB immediately after the latest Step-Up or reset, increased by any purchase payments received since such latest Step-Up or reset. The effects of a Bonus on the GWA are described below in "Calculation of GWA - Bonus."

Step-Up. The Step-Up Dates are every 3rd (e.g. 3rd, 6th, 9th ...etc.) Contract Anniversary after the Contract Date, up to and including the 30th Contract Anniversary. Within 30 days following each Step-Up Date, you may elect to increase ("Step-Up") the GWB if the contract value on the Step-Up Date is greater than the GWB on that date. If you elect to Step-Up, the GWB will Step-Up to an amount equal to the contract value on that Step-Up Date. If you do not elect to Step-Up, you will be able to Step-Up the GWB on the next available Step-Up Date. If you elect to Step-Up, the Principal Plus fee will be based on the Stepped-Up value and we reserve the right to increase the Principal Plus fee. (See "Principal Plus Fee.") The effects of a Step-Up on the GWA are described below in the "Calculation of GWA - Step-Up."

Effect of Withdrawals. If total withdrawals during a Contract Year are less than or equal to the GWA, then the GWB will decrease by the amount of the withdrawals. The effect of a withdrawal less than or equal to the GWA that reduces the contract value to zero is described in "Settlement Phase."

If a withdrawal causes total withdrawals during a Contract Year to exceed the GWA (or if total withdrawals during a Contract Year have already exceeded the GWA), then the GWB will be automatically reset to equal the lesser of:

         (a) the contract value immediately after the withdrawal; or

         (b) the GWB immediately prior to the withdrawal minus the amount of the withdrawal.

The effect of a withdrawal greater than the GWA that reduces the contract value to zero is described in "Rider Fee" and "Termination." The effects of a withdrawal on the GWA are described below in the "Calculation of GWA - Effect of Withdrawals."

Notwithstanding the reset discussion above, a reset of the GWB will not result when Life Expectancy Distributions, as defined under Principal Plus, are taken even if such Life Expectancy Distributions exceed the GWA for the Contract Year. (See "Life Expectancy Distributions.")

CALCULATION OF GWA. As stated above, the initial GWA is equal to 5% of the initial GWB. Each time an additional purchase payment is received, the GWA will equal the greater of:

         (a) the GWA immediately prior to the purchase payment; or

         (b) the lesser of:

                  (i)   5% of the GWB immediately after the purchase payment; or

                  (ii) the GWA immediately prior to the purchase payment plus an amount equal to 5% of the purchase payment.

As described below, the GWA may also increase as a result of a Step-Up of the GWB and may decrease as a result of a withdrawal.

Bonus. Upon the GWB being increased by a Bonus, the GWA will equal the greater of:

          (a) the GWA immediately prior to the Bonus; or

          (b) 5% of the GWB immediately after the Bonus.

Step-Up. Upon a Step-Up of the GWB, the GWA will equal the greater of:

          (a) the GWA immediately prior to the Step-Up of the GWB; or

          (b) 5% of the GWB immediately after the Step-Up of the GWB.

Effect of Withdrawals. If total withdrawals during a Contract Year are less than or equal to the GWA, then the GWA does not change as a result of the withdrawal. If a withdrawal causes total withdrawals during a Contract Year to exceed the GWA (or if total withdrawals during a Contract Year have already exceeded the GWA), then the GWA will be automatically reset to equal the lesser of:

         (a) the GWA immediately prior to the withdrawal; or

         (b) 5% of the greater of:

                  (i)   the contract value immediately after the withdrawal; or

                  (ii)  the GWB immediately after the withdrawal.

Notwithstanding the reset discussion above, a reset of the GWA will not result when Life Expectancy Distributions, as defined under Principal Plus, are taken even if such Life Expectancy Distributions exceed the GWA for the Contract Year. (See "Life Expectancy Distributions.")

LIFE EXPECTANCY DISTRIBUTIONS. As discussed above, a reset of the GWB and the GWA will not result when Life Expectancy Distributions, as defined under Principal Plus, are taken even if such Life Expectancy Distributions exceed the GWA for the Contract Year. Life Expectancy Distributions must be requested in writing, in a form acceptable to us. For purposes of Principal Plus, Life Expectancy Distributions are distributions within a calendar year that:

         (a) are part of a series of substantially equal periodic payments over the Owner's Life Expectancy (or, if applicable, the joint Life Expectancy of the owner and the owner's spouse) (hereinafter collectively referred to as the owner's Life Expectancy); and

         (b)      are paid to the owner:

                  (i) pursuant to Internal Revenue Code ("Code") Section 72(q)(2)(D) or Section 72(t)(2)(A)(iv) upon the request of the owner (hereinafter referred to as "Pre-59 1/2 Distributions"); or

                  (ii) pursuant to Code Section 72(s)(2) upon the request of the owner (hereinafter referred to as "Non-Qualified Death Benefit Stretch Distributions"); or

                  (iii) as required or contemplated by Code Section 401(a)(9), Section 403(b)(10), Section 408(b)(3), or
                           Section 408A(c), as the case may be (hereinafter referred to as "Qualified Death Benefit Stretch Distributions" and "Required Minimum Distributions"); and

         (c) do not exceed the Company's Life Expectancy Amount, as defined herein, for the applicable year.

For purposes of this "Life Expectancy Distributions" provision, references to owner also include the Beneficiary, as applicable.

The Company's Life Expectancy Amount for each year is equal to the greater of:

         (a) the contract value as of the applicable date divided by the owner's Life Expectancy as described below; or

         (b) the GWB as of the applicable date divided by the owner's Life Expectancy as described below.

For purposes of these Life Expectancy Amount calculations, the owner's Life Expectancy will be determined using the applicable mortality tables (Uniform Table, if allowable) approved by the Internal Revenue Service for such specific purpose under the latest guidance or regulations, as of September 30, 2004, issued under the relevant section of the Code referred to above.

For purposes of these Life Expectancy Amount calculations, the owner's Life Expectancy will be determined by the Company as of the following dates:

         (a) the owner's birthday that occurs during the calendar year in which the Life Expectancy Distribution applies (for Pre 59 1/2 Distributions and Required Minimum Distributions); or

         (b) the owner's birthday that occurs during the calendar year in which the owner's Life Expectancy Distributions first commenced (or, when required by regulations, the calendar year after the calendar year of the original owner's death) reduced by the number of years that the Life Expectancy Distributions have already occurred (for Qualified Death Benefit Stretch Distributions and Non-Qualified Death Benefit Stretch Distributions.)

WE RESERVE THE RIGHT TO MAKE ANY CHANGES NECESSARY TO COMPLY WITH THE CODE AND TREASURY REGULATIONS.

THE LIFE EXPECTANCY AMOUNT CALCULATION PROVIDED UNDER PRINCIPAL PLUS IS BASED ON THE COMPANY'S UNDERSTANDING AND INTERPRETATION OF THE REQUIREMENTS UNDER TAX LAW AS OF MARCH 1, 2004 APPLICABLE TO PRE-59 1/2 DISTRIBUTIONS, REQUIRED MINIMUM DISTRIBUTIONS, NON-QUALIFIED DEATH BENEFIT STRETCH DISTRIBUTIONS AND QUALIFIED DEATH BENEFIT STRETCH DISTRIBUTIONS. IN THE FUTURE, THE REQUIREMENTS UNDER TAX LAW FOR SUCH DISTRIBUTIONS MAY CHANGE AND THE LIFE EXPECTANCY AMOUNT CALCULATION

PROVIDED UNDER PRINCIPAL PLUS MAY NOT BE SUFFICIENT TO SATISFY THE REQUIREMENTS UNDER TAX LAW FOR THESE TYPES OF DISTRIBUTIONS. IN SUCH A SITUATION, AMOUNTS WITHDRAWN TO SATISFY SUCH DISTRIBUTION REQUIREMENTS WILL EXCEED THE LIFE EXPECTANCY AMOUNT AND MAY RESULT IN A RESET OF THE GWB AND THE GWA. PLEASE DISCUSS THESE MATTERS WITH YOUR TAX ADVISOR PRIOR TO ELECTING PRINCIPAL PLUS.

SETTLEMENT PHASE. If a withdrawal (a) does not cause total withdrawals during that Contract Year to exceed the GWA and (b) reduces the contract value to zero, but the GWB immediately after the withdrawal is still greater than zero, then Principal Plus will enter its settlement phase. The contract will continue but all other rights and benefits under the contract, including death benefits, will terminate and additional purchase payments will not be accepted. The Principal Plus fee will not be deducted during Principal Plus's settlement phase.

During Principal Plus's settlement phase, each Contract Year until the GWB is depleted, settlement payments that total an amount no greater than the GWA, or Life Expectancy Distributions if applicable, will automatically be paid to you. (See "Life Expectancy Distributions.") If however, the GWA or the Life Expectancy Distribution, if applicable, exceeds the GWB, then the settlement payment for that Contract Year will be limited to the GWB. The settlement payments will be paid no less frequently than annually. If any owner dies during Principal Plus's settlement phase, remaining settlement payments will be paid to the Beneficiary and are subject to the distribution provisions of the "Death Benefit Before Maturity Date" section of the contract described in the "ACCUMULATION PERIOD PROVISIONS - Payment of Death Benefit" provision of this Prospectus.

This provision is also applicable if the Beneficiary does not take the death benefit as a lump sum under the terms of the contract and Principal Plus continues (as described in "Effect of Payment of Death Benefit") and death benefit distributions deplete the death benefit to zero. When this occurs, settlement payments made in Principal Plus's settlement phase are subject to the distribution provisions of the "Death Benefit Before Maturity Date" section of the contract described in the "ACCUMULATION PERIOD PROVISIONS - Payment of Death Benefit" provision of this Prospectus.

EFFECT OF PAYMENT OF DEATH BENEFIT. If you die prior to the Maturity Date and before the GWB is depleted, and if the Beneficiary does not take the death benefit as a lump sum under the terms of the contract, Principal Plus will continue. If Principal Plus continues, the Principal Plus fee will continue. (See "Principal Plus Fee.") In this scenario, the Beneficiary does not have the option to terminate the Principal Plus rider. If Principal Plus continues, within 30 days following the date the death benefit was determined under the contract, the Beneficiary has the option to elect to Step-Up the GWB if the death benefit on the date the death benefit was determined was greater than the GWB on that date. (See "Calculation of GWB - Step-Up.")

If the Beneficiary is the deceased owner's spouse, such Beneficiary is eligible for any remaining Bonuses and any Step-Ups. However, any such remaining Bonuses will be calculated and applied on future anniversaries of the date the death benefit was determined instead of the original Contract Anniversary dates. Remaining eligible Step-Up Dates will also be measured beginning from the date the death benefit was determined but the latest Step-Up date will be no later than the 30th Contract Anniversary after the Contract Date. When withdrawals deplete the contract value to zero, if the GWB is still greater than zero, then Principal Plus enters its settlement phase. (See "Settlement Phase.")

If the Beneficiary is not the deceased owner's spouse, such Beneficiary is not eligible for any remaining Bonuses and Step-Ups. When death benefit distributions deplete the death benefit to zero, if the GWB is still greater than zero, then Principal Plus enters its settlement phase. (See "Settlement Phase.")

INVESTMENT OPTIONS. If you elect Principal Plus, you must invest 100% of your contract value:

         a) among the Lifestyle Portfolios currently available with Principal Plus (see "Lifestyle Portfolios Available with Principal Plus" below); or

         b) in a manner consistent with any one of the Model Allocations currently available with Principal Plus (see "Model Allocations Available with Principal Plus" below).

If you select (a) above, you may allocate your monies in one of the four Lifestyle Portfolios currently available with Principal Plus or any combination of such Lifestyle Portfolios.

If you select (b) above, you must allocate your entire contract value to one of the Model Allocations currently available with Principal Plus and you must rebalance your entire contract value to your selected

Model Allocation on a quarterly basis. In addition, you may not transfer monies between investment options other than to transfer 100% of your contract value to another Model Allocation.

You may transfer between (a) and (b), or vice versa, on any date, provided 100% of your contract value is transferred. Withdrawals will be taken in accordance with our default procedures; you may not specify the investment option from which a withdrawal is to be made. (See "ACCUMULATION PERIOD PROVISIONS - Withdrawals.") Subsequent purchase payments will be allocated in accordance with your instructions, subject to the restrictions described herein. All investment options may not be available through all distribution partners.

YOU SHOULD CONSULT WITH YOUR FINANCIAL ADVISOR TO ASSIST YOU IN DETERMINING WHICH MODEL ALLOCATION OR INVESTMENT OPTION AVAILABLE WITH PRINCIPAL PLUS IS BEST SUITED FOR YOUR FINANCIAL NEEDS AND RISK TOLERANCE.

Lifestyle Portfolios Available with Principal Plus. The following four Lifestyle Portfolios are currently available with Principal Plus:

                                 PORTFOLIO NAME
                           LIFESTYLE GROWTH 820 TRUST
                          LIFESTYLE BALANCED 640 TRUST
                          LIFESTYLE MODERATE 460 TRUST
                        LIFESTYLE CONSERVATIVE 280 TRUST

FOR MORE INFORMATION REGARDING THESE LIFESTYLE PORTFOLIOS, INCLUDING INFORMATION RELATING TO THEIR INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN SUCH PORTFOLIOS, PLEASE SEE THE "GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE TRUST" SECTION OF THIS PROSPECTUS AS WELL AS THE TRUST'S PROSPECTUS. THE TRUST'S PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING.

Model Allocations Available with Principal Plus. The following four Model Allocations are currently available with Principal Plus:

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                                     PERCENTAGE
                                     ALLOCATION
                                      OF EACH
                                  PORTFOLIO WITHIN
    MODEL ALLOCATION NAME       THE MODEL ALLOCATION             PORTFOLIO NAME
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Core Holdings                           25%             American Growth-Income Trust
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                                        25%             American Growth Trust
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                                        15%             American International Trust
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                                        35%             Diversified Bond Trust
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Value Blend                             40%             Equity-Income Trust
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                                        20%             American Growth Trust
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                                        20%             Diversified Bond Trust
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                                        20%             Strategic Bond Trust
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Growth Blend                            40%             Blue Chip Growth Trust
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                                        20%             Diversified Bond Trust
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                                        20%             American Growth-Income Trust
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                                        20%             Strategic Bond Trust
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Global                                  30%             Global Bond Trust
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                                        20%             U.S. Large Cap Trust
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                                        20%             Blue Chip Growth Trust
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                                        30%             International Value Trust
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IF YOU SELECT ONE OF THE MODEL ALLOCATIONS AVAILABLE WITH PRINCIPAL PLUS THERE IS NO ASSURANCE THAT YOUR CONTRACT VALUE WILL NOT LOSE MONEY OR THAT INVESTMENT RESULTS WILL NOT EXPERIENCE VOLATILITY. YOUR

INVESTMENT PERFORMANCE WILL DEPEND ON THE PERFORMANCE OF THE COMPONENT PORTFOLIOS REFERENCED ABOVE. YOUR INVESTMENT IN THE PORTFOLIOS WILL FLUCTUATE AND WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN YOUR ORIGINAL INVESTMENT. EACH MODEL ALLOCATION IS NOT A FUND-OF-FUNDS. FOR MORE INFORMATION REGARDING EACH PORTFOLIO THAT COMPRISES THE MODEL ALLOCATIONS, INCLUDING INFORMATION RELATING TO EACH PORTFOLIO'S INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN EACH PORTFOLIO, PLEASE SEE THE "GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE TRUST" SECTION OF THIS PROSPECTUS AS WELL AS THE TRUST'S PROSPECTUS. THE TRUST'S PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING.

WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS AT ANY TIME. Current transfer restrictions are described above. If an investment option is restricted, no transfers into the restricted investment options will be allowed and no purchase payments may be allocated to the restricted investment options after the date of the restriction. Any amounts previously allocated to an investment option that is subsequently restricted will be unaffected by such restrictions. Any amounts previously allocated to Fixed Investment Options may be renewed subject to the terms of the contract.

We also reserve the right to limit the actual percentages allocated to certain investment options, to require that certain investment options be chosen in conjunction with other investment options, to limit transfers between existing investment options and/or to require periodic rebalancing of existing variable investment accounts to the required percentages.

TERMINATION. The owner may not terminate Principal Plus. However, Principal Plus will terminate automatically upon the earliest of:

         a) depletion of the GWB;

         b) the Maturity Date;

         c) when a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the contract;

         d) depletion of the contract value, unless Principal Plus is in its Settlement Phase; or

         e) termination of the contract.

PRINCIPAL PLUS FEE. To compensate us for assuming risks associated with Principal Plus, we charge an annual fee on each Contract Anniversary. The Principal Plus fee is equal to 0.30% of the "Adjusted GWB." The Adjusted GWB is the GWB that was available on the prior Contract Anniversary adjusted for any Step-up or subsequent purchase payments made during the Contract Year prior to the current Contract Anniversary. The Principal Plus fee is withdrawn from each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the contract value. The Principal Plus fee will not be deducted during Principal Plus's settlement phase or after the Maturity Date.

WE RESERVE THE RIGHT TO INCREASE THE PRINCIPAL PLUS FEE ON THE EFFECTIVE DATE OF EACH STEP-UP. IN SUCH A SITUATION, THE PRINCIPAL PLUS FEE WILL NEVER EXCEED 0.75%.

If a withdrawal is taken on any date other than the Contract Anniversary and such withdrawal (a) causes total withdrawals during that Contract Year to exceed the GWA and (b) reduces the contract value to zero, we will deduct a pro rata share of the Principal Plus fee from the amount otherwise payable. The Principal Plus fee will be determined based on the Adjusted GWB. For purposes of determining the Principal Plus fee, a total withdrawal will be deemed to have been taken on the date the death benefit is determined and once the Maturity Date is reached.

If the Beneficiary does not take the death benefit as a lump sum under the terms of the contract and Principal Plus continues, for purposes of this "Principal Plus Fee" discussion, the anniversaries of the date the death benefit was determined will be considered to be the Contract Anniversaries.

EXAMPLES. Example 1. Assume a single purchase payment of $100,000, no additional purchase payments are made, withdrawals equal to the GWA are taken in each of the first 20 Contract Years and the owner does not elect to Step-Up the GWB.

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                                                                                               GWB ON
                          PURCHASE                         WITHDRAWAL                         CONTRACT
CONTRACT YEAR             PAYMENTS            GWA             TAKEN              BONUS       ANNIVERSARY
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  At issue                100,000                                                              100,000
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     1                          0            5,000            5,000                0            95,000
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 2                         0            5,000            5,000                0            90,000
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 3                         0            5,000            5,000                0            85,000
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 4                         0            5,000            5,000                0            80,000
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 5                         0            5,000            5,000                0            75,000
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10                         0            5,000            5,000                0            50,000
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20                         0            5,000            5,000                0                 0
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Example 2. Assume an initial purchase payment of $100,000, an additional purchase payment of $10,000 is made at the beginning of the Contract Year 2, a withdrawal equal to the GWA is taken in Contract Year 3, no withdrawals are taken in Contract Years 1, 2, 4, 5 (resulting in bonuses in those years) and the owner does not elect to Step-Up the GWB.

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                                           GWA AFTER
                         PURCHASE          PURCHASE        WITHDRAWAL                      GWB ON CONTRACT
CONTRACT YEAR            PAYMENTS           PAYMENT          TAKEN             BONUS         ANNIVERSARY
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  At issue                100,000                                                              100,000
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     1                          0            5,000                0            5,000           105,000
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     2                     10,000            5,750                0            5,500           120,500
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     3                          0            6,025            6,025                0           114,475
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     4                          0            6,025                0            5,500           119,975
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     5                          0            6,025                0            5,500           125,475
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Example 3. Assume a single purchase payment of $100,000, no additional purchase payments are made, the owner elects to Step-Up the GWB at the end of Contract Year 3, withdrawals equal to the GWA are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the GWA is taken at the end of Contract Year 5 (resulting in a reset).

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                                                               HYPOTHETICAL
                                     GWA                         CONTRACT
                                    AFTER                        VALUE ON                  GWB ON
                    PURCHASE       PURCHASE      WITHDRAWAL      CONTRACT                 CONTRACT
 CONTRACT YEAR      PAYMENTS        PAYMENT        TAKEN        ANNIVERSARY       BONUS   ANNIVERSARY
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    At issue         100,000                                                                100,000
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       1                   0         5,000          5,000          101,700          0        95,000
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       2                   0         5,000          5,000          103,534          0        90,000
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       3                   0         5,000          5,000          105,511          0       105,781*
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       4                   0         5,289          5,289           94,629          0       100,492
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       5                   0         5,289         10,000           79,596          0        79,898*
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* Steps-Up or resets to contract value before the Principal Plus fee is deducted

                                      * * *

TRIPLE PROTECTION DEATH BENEFIT

The optional Triple Protection Death Benefit ("T-PRO") provides a death benefit, upon the death of any owner prior to the Maturity Date. Under T-PRO, no death benefit is payable on the death of any annuitant, except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. T-PRO may not be available through all distribution partners. You may elect T-PRO at the time the contract is issued, provided:

         a) T-PRO is available for sale in the state where the contract is sold;

         b) the oldest owner has not yet attained age 71; and

         c) none of the following optional riders have been selected: Principal Plus.

We reserve the right to accept or reject an owner's selection of T-PRO at our sole discretion. Without limiting the foregoing, we reserve the right to refuse to issue T-PRO on multiple contracts involving the same individual(s).

Once T-PRO is elected, it is irrevocable. If T-PRO is elected, the death benefit paid under T-PRO replaces any death benefit paid under the terms of the contract. T-PRO has an additional annual fee of 0.50% (as a percentage of the T-PRO Death Benefit. (See "T-PRO Fee" below.) Once T-PRO is elected, the owner may only be changed to an individual that is the same age or younger than the oldest current owner.

THE ADDITION OF T-PRO TO A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT. FURTHERMORE, THE BENEFITS PROVIDED BY T-PRO HAVE AGE CAPS AND LIMITATIONS THAT LIMIT THE BENEFITS PROVIDED BY T-PRO AT CERTAIN AGES AND VALUES. THESE CAPS AND LIMITATIONS SHOULD BE CONSIDERED WHEN DETERMINING THE SUITABILITY OF T-PRO, ESPECIALLY AT OLDER AGES OR FOR LARGER PAYMENTS.

The death benefit paid under T-PRO ("T-PRO Death Benefit") is determined as of the date on which written notice and proof of death and all required forms are received at the Company's Annuity Service Office in good order. The amount of the T-PRO Death Benefit is equal to:

The Enhanced Earnings Death Benefit factor plus the greatest of:

         a) the contract value;

         b) the Return of Purchase Payments Death Benefit Factor;

         c) the Annual Step Death Benefit Factor; or

         d) the Graded Death Benefit Factor.

WE MAY OFFER OTHER OPTIONAL RIDERS WHOSE BENEFITS AND THE NAMES OF SUCH BENEFITS ARE SIMILAR TO THE T-PRO DEATH BENEFIT FACTORS REFERENCED ABOVE. IT SHOULD BE NOTED THAT THESE OTHER OPTIONAL RIDERS ARE SEPARATE AND DISTINCT FROM THE T-PRO DEATH BENEFIT FACTORS REFERENCED ABOVE, THEY CONTAIN SEPARATE OPTIONAL RIDER CHARGES AND THEIR BENEFITS AND LIMITATIONS MAY BE DIFFERENT.

If there is any Debt, the T-PRO Death Benefit equals the amount described above less Debt under the contract.

If the Beneficiary is the deceased owner's spouse, and the T-PRO Death Benefit is not taken in one sum immediately, the contract and T-PRO will continue with the surviving spouse as the new owner. Upon the death of the surviving spouse prior to the Maturity Date, a second T-PRO Death Benefit will be paid and the entire interest in the contract must be distributed to the new Beneficiary in accordance with the provisions of the contract.

For purposes of calculating the second T-PRO Death Benefit, payable upon the death of the surviving spouse:

                  The T-PRO Death Benefit paid upon the first owner's death ("first T-PRO Death Benefit") is not treated as a purchase payment to the contract.

                  In determining the Enhanced Earnings Death Benefit Factor (see "Enhanced Earnings Death Benefit Factor" below), on the date the first T-PRO Death Benefit was paid, the Earnings Basis is reset to equal the first T-PRO Death Benefit. The Earnings Basis will be increased for any purchase payments made and decreased for any Withdrawal Reductions in connection with partial withdrawals taken after the date the first T-PRO Death Benefit was paid. All purchase payments made and all amounts deducted in connection with partial withdrawals prior to the date the first T-PRO Death Benefit was paid will not be considered in the determination of the Enhanced Earnings Death Benefit Factor.

                  In determining other elements of the death benefit calculation (described above as (b) the Return of Purchase Payments Death Benefit Factor; (c) the Annual Step Death Benefit Factor; and
                  (d) the Graded Death Benefit Factor), all purchase payments and all withdrawals before and after the date the first T-PRO Death Benefit was paid will be considered.

Return of Purchase Payments Death Benefit Factor. For purposes of the T-PRO Death Benefit, the Return of Purchase Payments Death Benefit Factor is equal to the sum of all purchase payments made less the sum of all Withdrawal Reductions in connection with partial withdrawals. (See "Withdrawal Reductions" below.)

Enhanced Earnings Death Benefit Factor. For purposes of the T-PRO Death Benefit, the Enhanced Earnings Death Benefit factor is equal to 50% multiplied by Earnings, as defined under the Enhanced Earnings Death Benefit Factor calculation of the T-PRO rider. For purposes of the Enhanced Earnings

Death Benefit Factor calculation, Earnings is equal to the contract value minus the Earnings Basis. The Earnings Basis is equal to 150% of each purchase payment made less the sum of all Withdrawal Reductions in connection with partial withdrawals. (See example and "Withdrawal Reductions" below.)

The Maximum Enhanced Earnings Death Benefit Factor is equal to 100% of the Earnings Basis.

Example. Assume a single purchase payment of $100,000 is made into the contract, no additional purchase payments are made and there are no partial withdrawals. Assume the contract value on the date the T-PRO Death Benefit is determined is equal to $175,000:

                  Earnings Basis is equal to 150% of $100,000 or $150,000.

                  Earnings is equal to $175,000 minus $150,000 or $25,000. NOTE THAT FOR PURPOSES OF T-PRO, EARNINGS ARE ALWAYS LESS THAN THE EXCESS OF ACCOUNT VALUE OVER PAYMENTS. IN THIS EXAMPLE, THEY ARE LESS THAN $75,000 (OR $175,000 MINUS $100,000).

                  Enhanced Earnings Death Benefit Factor is equal to 50% of $25,000 or $12,500.

Annual Step Death Benefit Factor. For purposes of the T-PRO Death Benefit, the Annual Step Death Benefit Factor is equal to the greatest Anniversary Value since the effective date of T-PRO but prior to the oldest owner's attained age
81. The Anniversary Value is equal to the contract value on a Contract Anniversary increased by all purchase payments made, less Withdrawal Reductions in connection with partial withdrawals since that Contract Anniversary. (See "Withdrawal Reductions" below.)

Graded Death Benefit Factor. For purposes of the T-PRO Death Benefit, the Graded Death Benefit Factor is equal to (1) minus (2) where

1) is equal to the sum of each purchase payment multiplied by the applicable Payment Multiplier obtained from the table below:

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  NUMBER OF COMPLETE YEARS
PAYMENT HAS BEEN IN CONTRACT                          PAYMENT MULTIPLIER*
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             0                                                100%
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             1                                                110%
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             2                                                120%
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             3                                                130%
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             4                                                140%
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             5                                                150%
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*If a purchase payment is received on or after the oldest owner's attained age 71, the Payment Multiplier equals 100% in all years. THUS, FOR PURCHASE PAYMENTS MADE ON OR AFTER THE OLDEST OWNER REACHES ATTAINED AGE 71, THE BENEFIT PROVIDED BY THE GRADED DEATH BENEFIT FACTOR IS EQUAL TO THE BENEFIT PROVIDED BY THE RETURN OF PURCHASE PAYMENTS DEATH BENEFIT FACTOR.

2) is equal to the sum of Withdrawal Reductions in connection with partial withdrawals taken. Withdrawal Reductions are recalculated each time the Graded Death Benefit Factor is recalculated, based on purchase payment and withdrawal history.

The Graded Death Benefit Factor will never be greater than purchase payments less the sum of all Withdrawal Reductions in connection with partial withdrawals taken plus $250,000.

Withdrawal Reductions. If total partial withdrawals taken during a contract year are less than or equal to 5% of total purchase payments (the "Annual Withdrawal Limit"), then the Withdrawal Reductions reduce the appropriate value by the dollar amount of each partial withdrawal. Otherwise, Withdrawal Reductions reduce the appropriate value by the percentage reduction in the contract value attributed to the amount of each partial withdrawal.

The guaranteed death benefits provided by T-PRO are adjusted at the point of each partial withdrawal but may be recalculated if subsequent partial withdrawals are taken within the same Contract Year. For example, if a withdrawal causes total partial withdrawals taken during that Contract Year to exceed 5% the Annual Withdrawal Limit, then all previous Withdrawal Reductions in that Contract Year will be recalculated and will reduce the appropriate value proportionately. If a subsequent purchase payment is made, then the Annual Withdrawal Limit will increase potentially resulting in a recalculation of previous Withdrawal Reductions within the same Contract Year.

Example. Illustrated below is an example of the T-PRO Death Benefit based on hypothetical contract values. Assume a single purchase payment of $100,000 is made into the contract, no additional purchase payments are made and there are no partial withdrawals.

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 DEATH OCCURS                                         ANNUAL STEP       ENHANCED
WITHIN CONTRACT                     GRADED DEATH     DEATH BENEFIT   EARNINGS DEATH     T-PRO DEATH
     YEAR         CONTRACT VALUE   BENEFIT FACTOR       FACTOR       BENEFIT FACTOR       BENEFIT
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       2              98,750           110,000          100,000               0           110,000
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       4              100,970          130,000          100,970               0           130,000
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       6              140,600          150,000          140,600               0           150,000
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      10              174,700          150,000          174,700          12,350           187,050
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      14              140,100          150,000          174,700               0           174,700
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INVESTMENT OPTIONS. At the current time, there are no additional investment option restrictions imposed when T-PRO is chosen.

WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS AT ANY TIME. WE WILL NOTIFY THE OWNER IN WRITING AT LEAST 30 DAYS PRIOR TO RESTRICTING AN INVESTMENT OPTION. If an investment option is restricted, no transfers into the restricted investment options will be allowed and no new purchase payments may be allocated to the restricted investment options after the date of the restriction. Any amounts previously allocated to an investment option that is subsequently restricted will be unaffected by such restriction. Any amount previously allocated to Fixed investment options may be renewed subject to terms of the contract.

TERMINATION OF T-PRO RIDER. The owner may not terminate T-PRO. However, T-PRO will terminate automatically upon the earliest of:

         a)       the date the contract terminates;

         b)       the Maturity Date; or

         c) the later of the date on which the T-PRO Death Benefit is paid, or the date on which the second T-PRO Death Benefit is paid, if the contract and T-PRO are continued by the surviving spouse after the death of the original owner.

T-PRO FEE. Prior to termination of T-PRO, on each Contract Anniversary, the T-PRO fee is calculated by multiplying 0.50% by the T-PRO Death Benefit payable had death occurred on that Contract Anniversary. On each Contract Anniversary, the T-PRO fee is withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.

If there is a full withdrawal on any date other than a Contract Anniversary, we will deduct a pro rata portion of the T-PRO fee from the amount paid upon withdrawal. The T-PRO fee will be determined based on the T-PRO Death Benefit that would have been payable had death occurred immediately prior to the full withdrawal. For purposes of determining the T-PRO fee, the commencement of annuity benefit payments shall be treated as a total withdrawal.

QUALIFIED RETIREMENT PLANS. If you intend to use your Contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the contract (with or without T-PRO) may have on your plan (see APPENDIX E to the prospectus). Please consult your tax advisor.

CHARGES AND DEDUCTIONS

Charges and deductions under the contracts are assessed against purchase payments, contract values or annuity benefit payments. Currently, there are no deductions made from purchase payments, except for premium taxes in certain states. In addition, there are deductions from and expenses paid out of the assets of the portfolios that are described in the portfolio prospectuses.

ADMINISTRATION FEES

================================================================================
We deduct asset-based charges totaling 1.65% on an annual basis for administration, distribution and mortality and expense risks, assuming no optional riders are elected.
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A daily fee in an amount equal to 0.25% of the value of each variable investment account on an annual basis is deducted from each sub-account as an administration fee. The fee is designed to compensate us for administering the contracts and operating the Variable Account. Even though administrative expenses may increase, we guarantee that we will not increase the amount of the administration fees.

If your contract value falls below $10,000 as a result of a partial withdrawal, we may deduct an annual administration fee of $30 as partial compensation for administrative expenses. The fee will be deducted on the last day of each contract year. It will be withdrawn from each investment option in the same proportion that the value of such investment option bears to the contract value. If the entire contract value is withdrawn on other than the last day of any contract year, the fee will be deducted from the amount paid.

DISTRIBUTION FEE

A daily fee in an amount equal to 0.15% of the value of each variable investment account on an annual basis is deducted from each sub-account as a distribution fee. The fee is designed to compensate us for a portion of the expenses we incur in selling the contracts.

MORTALITY AND EXPENSE RISKS CHARGE

The mortality risk we assume is the risk that annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity benefit payment rates incorporated into the contract which cannot be changed. This assures each annuitant that his or her longevity will not have an adverse effect on the amount of annuity benefit payments. We also assume mortality risks in connection with our guarantee that, if the contract owner dies during the accumulation period, we will pay a death benefit. The expense risk we assume is the risk that the administration charges, distribution charge, or withdrawal charge may be insufficient to cover actual expenses.

To compensate us for assuming these risks, we deduct from each of the sub-accounts a daily charge in an amount equal to 1.25% of the value of the variable investment accounts on an annual basis. The rate of the mortality and expense risks charge cannot be increased. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. Under the Period Certain Only Annuity Options, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not any mortality risk. The mortality and expense risks charge is not assessed against the fixed account investment options.

TAXES

================================================================================
We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.

================================================================================

We reserve the right to charge, or provide for, certain taxes against purchase payments, contract values or annuity benefit payments. Such taxes may include premium taxes or other taxes levied by any government entity which the we determine to have resulted from our:

                  establishment or maintenance of the Variable Account, receipt of purchase payments, issuance of the contracts, or commencement or continuance of annuity benefit payments under the contracts.

In addition, we will withhold taxes to the extent required by applicable law.

Except for residents of those states which apply premium taxes upon receipt of purchase payments, premium taxes will be deducted from the contract value used to provide for fixed or variable annuity benefit payments. For residents of those states which apply premium taxes upon receipt of purchase payments, premium taxes will be deducted upon payment of any withdrawal benefits, upon any annuitization, or payment of death benefits. The amount deducted will depend on the premium tax assessed in the applicable state. State premium taxes currently range from 0% to 3.5% depending on the jurisdiction and the tax status of the contract and are subject to change by the legislature or other authority. See Appendix C for a table of State Premium Taxes.

EXPENSES OF DISTRIBUTING CONTRACTS

STANDARD COMPENSATION. Manulife Financial Securities, LLC ("Manulife Financial Securities") pays broker-dealers who have selling agreements with Manulife Financial Securities compensation for the promotion and sale of contracts. Registered representatives of these broker-dealers who solicit sales of the contract typically receive a portion of the compensation paid by Manulife Financial Securities to the broker-dealer in the form of commissions or other compensation, depending on the agreement between the broker-dealer and the registered representative. This compensation, as well as any other incentives or payments, is not paid directly by contract owners. Manulife Financial Securities intends to recoup this compensation and other sales expenses paid to broker-dealers through the fees and charges imposed under the contract. (See CHARGES AND DEDUCTIONS.)

The amount and timing of compensation Manulife Financial Securities may pay to broker-dealers may vary depending on the selling agreement but is not expected to exceed 2.50% of purchase payments plus 1.20% of the contract value per year commencing one year after each purchase payment. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, Manulife Financial Securities may pay or allow other promotional incentives or payments in the form of cash or other compensation to broker-dealers.

ADDITIONAL COMPENSATION AND REVENUE SHARING. Manulife Financial Securities and its affiliates may pay broker-dealers additional compensation or reimbursement for their efforts in selling contracts to you and other customers, including for, among other things, training of sales personnel, marketing or other sales-related services they provide to Manulife Financial Securities or our affiliates. The compensation or reimbursement is not paid directly by contract owners. In addition, Manulife Financial Securities may enter into special compensation arrangements with certain broker-dealer firms based on those firms' aggregate or anticipated sales of the contracts or other criteria. These special compensation arrangements will not be offered to all broker-dealer firms, and the terms of such arrangements may differ among broker-dealer firms based on various factors. Any such compensation payable to a broker-dealer firm will not result in any additional direct charge to you by us.

FEDERAL TAX MATTERS

INTRODUCTION

The following discussion of the Federal income tax treatment of the contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. You should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the IRS, and judicial decisions.

This discussion does not address state or local tax consequences associated with the purchase of a contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS

We are taxed as a life insurance company. Because the operations of the Variable Account are a part of, and are taxed with, our operations, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, we are not taxed on the investment income and capital gains of the Variable Account, but the operations of the Variable Account may reduce our Federal income taxes. For example, we may be eligible for certain tax credits or deductions relating to foreign taxes paid and dividends received by the portfolios. Our use of these tax credits and deductions will not adversely affect or benefit the Variable Account. We do not anticipate that we will be taxed on the income and gains of the Variable Account in the future, but if we are, we may impose a corresponding charge against the Variable Account.

TAXATION OF ANNUITIES IN GENERAL

TAX DEFERRAL DURING ACCUMULATION PERIOD

================================================================================
Gains inside the contract are usually tax-deferred until you make a withdrawal, the annuitant starts receiving annuity benefit payments, or the beneficiary receives a death benefit payment.
================================================================================

Under existing provisions of the Code, except as described below, any increase in the contract value is generally not taxable to the contract owner or annuitant until received, either in the form of annuity benefit payments, or in some other form of distribution. Certain requirements must be satisfied in order for this general rule to apply, including:

                  the contract must be owned by an individual (or treated as owned by an individual),

                  the investments of the Variable Account must be "adequately diversified" in accordance with IRS regulations,

                  we, rather than the contract owner, must be considered the owner of the assets of the Variable Account for Federal tax purposes, and the contract must provide for appropriate amortization, through annuity benefit payments, of the contract's purchase payments and earnings, e.g., the pay-out period must not occur near the end of the annuitant's life expectancy.

NON-NATURAL OWNERS. As a general rule, deferred annuity contracts held by "non-natural persons" (such as a corporation, trust or other similar entity) are not treated as annuity contracts for Federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There are several exceptions to this general rule for non-natural contract owners. First, contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as an agent for a natural person. This special exception will not apply, however, in the case of any employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees.

Exceptions to the general rule for non-natural contract owners will also apply with respect to:

                  contracts acquired by an estate of a decedent by reason of the death of the decedent, certain qualified contracts,

                  certain contracts purchased by employers upon the termination of certain qualified plans,

                  certain contracts used in connection with structured settlement agreements, and contracts purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

LOSS OF INTEREST DEDUCTION WHERE CONTRACTS ARE HELD BY OR FOR THE BENEFIT OF CERTAIN NON-NATURAL PERSONS. In the case of contracts issued after June 8, 1997 to a non-natural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the contract. However, this interest deduction disallowance does not affect a contract if the income on the contract is treated as ordinary income that is received or accrued by the owner during the taxable year. Entities that are considering purchasing the contract, or entities that will be beneficiaries under a contract, should consult a tax advisor.

DIVERSIFICATION REQUIREMENTS. For a contract to be treated as an annuity for Federal income tax purposes, the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department Regulations. The IRS has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, a contract would not be treated as an annuity contract for Federal income tax purposes and the contract owner would generally be taxable currently on the excess of the contract value over the premiums paid for the contract.

Although we do not control the investments of the portfolios, we expect that the portfolios will comply with such regulations so that the Variable Account will be considered "adequately diversified."

OWNERSHIP TREATMENT. In certain circumstances, a variable annuity contract owner may be considered the owner, for Federal income tax purposes, of the assets of the insurance company separate account used to support his or her contract. In those circumstances, income and gains from such separate account assets would be includible in the contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses "incidents of ownership" in those assets, such as the ability to exercise investment control over the assets. In addition, the IRS announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

The ownership rights under this contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets (and thus not taxable on the income and gains). For example, the owner of this contract has the choice of many more investment options to which to allocate premiums and contract values, and may be able to transfer among investment options more frequently than in such rulings. THESE DIFFERENCES COULD RESULT IN THE CONTRACT OWNER BEING TREATED AS THE OWNER OF THE ASSETS OF THE VARIABLE ACCOUNT AND THUS SUBJECT TO CURRENT TAXATION ON THE INCOME AND GAINS FROM THOSE ASSETS. In addition, we do not know what standards will be set forth in the regulations or rulings which the IRS has stated it expects to issue. We therefore reserve the right to modify the contract as necessary to attempt to prevent contract owners from being considered the owners of the assets of the Variable Account. However, there is no assurance such efforts will be successful.

DELAYED PAY-OUT PERIODS. If the contract's pay-out period commences (or is scheduled to commence) at a time when the annuitant has reached an advanced age, (e.g., past age 85), it is possible that the contract would not be treated as an annuity for Federal income tax purposes. In that event, the income and gains under the contract could be currently includible in the owner's income.

The remainder of this discussion assumes that the contract will be treated as an annuity contract for Federal income tax purposes and that we will be treated as the owner of the Variable Account assets.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

In the case of a partial withdrawal before the payout period commences, amounts received are taxable as ordinary income to the extent the contract value before the withdrawal exceeds the "INVESTMENT IN THE CONTRACT." In the case of a full withdrawal, amounts received are includible in income to the extent they exceed the investment in the contract. For these purposes the investment in the contract at any time equals the total of the purchase payments made under the contract to that time (to the extent such payments were neither deductible when made nor excludible from income as, for example, in the case of certain employer contributions to qualified plans) less any amounts previously received from the contract which were not included in income.

Other than in the case of certain qualified contracts, any amount received as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of the contract value, is treated as a withdrawal of such amount or portion. (Loans, assignments and pledges are permitted only in limited circumstances under qualified contracts.) The investment in the contract is increased by the amount includible in income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an individual transfers his or her interest in an annuity contract without adequate consideration to a person other than the owner's spouse (or to a former spouse incident to divorce), the owner will be taxed on the difference between the contract value and the investment in the contract at the time of transfer. In such a case, the transferee's investment in the contract will be increased to reflect the increase in the transferor's income.

As mentioned above, amounts received in a partial withdrawal are taxable to the extent that the contract value exceeds the investment in the contract. There is some uncertainty regarding the effect that the market value adjustment and certain optional benefits, e.g., the Principal Plus Rider, might have on the amount that is treated as the contract value for this purpose. As a result, the taxable portion of amounts received in a partial withdrawal could be greater or less depending on how the market value adjustment and such optional benefits are treated for this purpose.

There may be special income tax issues present in situations where the owner and the annuitant are not the same person and are not married to one another. A tax advisor should be consulted in those situations.

TAXATION OF ANNUITY BENEFIT PAYMENTS

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A portion of each annuity payment is usually taxable as ordinary income.
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Normally, a portion of each annuity benefit payment is taxable as ordinary income. The taxable portion of an annuity benefit payment is equal to the excess of the payment over the "EXCLUSION AMOUNT." In the case of variable annuity benefit payments, the exclusion amount is the investment in the contract (defined above) allocated to the variable annuity option, adjusted for any period certain or refund feature, when payments begin to be made divided by the number of payments expected to be made (determined by IRS regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed annuity benefit payments, the exclusion amount is the amount determined by multiplying the payment by the ratio of (a) to (b), where:

         (a) is the investment in the contract allocated to the fixed annuity option (adjusted for any period certain or refund feature) and

         (b) is the total expected value of fixed annuity benefit payments for the term of the contract (determined under IRS regulations).

A simplified method of determining the taxable portion of annuity benefit payments applies to contracts issued in connection with certain qualified plans other than IRAs.

Once the total amount of the investment in the contract is excluded using these ratios, annuity benefit payments will be fully taxable. If annuity benefit payments cease because of the death of the annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction to the annuitant in his or her last taxable year.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a contract because of the death of an owner or the annuitant. During the accumulation period, death benefit proceeds are includible in income as follows:

                  if distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above,

                  if distributed under an annuity option, they are taxed in the same manner as annuity benefit payments, as described above, or

                  If distributed as a series of withdrawals over the beneficiary's life expectancy, they are taxable to the extent the contract value exceeds the "investment in the contract."

During the pay-out period, where a guaranteed period exists under an annuity option and the annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows:

                  if received in a lump sum, they are includible in income to the extent that they exceed the unrecovered investment in the contract at that time, or if distributed in accordance with the existing annuity option selected, they are fully excludable from income until the remaining investment in the contract is deemed to be recovered, and all annuity benefit payments thereafter are fully includible in income.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

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Withdrawals and annuity benefit payments prior to age 59 1/2 may incur a 10% penalty tax.
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There is a 10% penalty tax on the taxable amount of any distribution from a non-qualified contract unless the payment is:

                  received on or after the date on which the contract owner reaches age 59 1/2;

                  attributable to the contract owner becoming disabled (as defined in the tax law);

                  made to a beneficiary on or after the death of the contract owner or, if the contract owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

                  made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law);

                  made under an annuity contract purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; or

                  made with respect to certain annuities issued in connection with structured settlement agreements.

A similar penalty tax, applicable to distributions from certain qualified contracts, is discussed below.

AGGREGATION OF CONTRACTS

In certain circumstances, the amount of an annuity payment or a withdrawal from a contract that is includible in income may be determined by combining some or all of the non-qualified contracts owned by an individual. For example, if a person purchases a contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of this interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract. The effects of such aggregation are not always clear; however, it could affect the amount of a withdrawal or an annuity payment that is taxable and the amount which might be subject to the penalty tax described above.

QUALIFIED RETIREMENT PLANS

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Special tax provisions apply to qualified plans. Consult your tax advisor prior to using the contract with a qualified plan.
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The contracts are also available for use in connection with certain types of retirement plans, including IRAs which receive favorable treatment under the Code ("QUALIFIED PLANS"). Numerous special tax rules apply to the participants in qualified plans and to the contracts used in connection with qualified plans. Therefore, no attempt is made in this Prospectus to provide more than general information about use of the contract with the various types of qualified plans. Brief descriptions of various types of qualified plans in connection with which we may issue a contract are contained in Appendix E to this Prospectus. Appendix E also discusses certain potential tax consequences associated with the use of the contract with certain qualified plans, including IRAs, which should be considered by a purchaser. If you intend to use the contract in connection with a qualified plan, you should consult a tax advisor.

The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity benefit payments under certain qualified contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from qualified contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax advisor and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for that contribution, are limited under qualified plans. If you are considering the purchase of a contract in connection with a qualified plan, you should consider, in evaluating the suitability of the contract, that the contract requires a minimum initial purchase payment of $25,000. If this contract is used in connection with a qualified plan, the owner and annuitant must be the same individual. If a co-annuitant is named, all distributions made while the annuitant is alive must be made to the annuitant. Also, if a co-annuitant is named who is not the annuitant's spouse, the annuity options which are available may be limited, depending on the difference in ages between the annuitant and co-annuitant. Furthermore, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under federal tax laws.

In addition, special rules apply to the time at which distributions to the owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. They also affect the restrictions that may be imposed by the owner on the timing and manner of payment of death benefits to the owner's designated beneficiaries or the period of time over which a designated beneficiary may extend payment of the death benefits under the contract. In addition, the presence of the death benefit or an optional benefit, such as the GRIP benefit or Principal Plus, could affect the amount of the required minimum distribution that must be made under the contract. Failure to comply with minimum distribution requirements applicable to qualified plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan. In the case of IRAs

(other than Roth IRAs), lifetime distributions of minimum amounts (as specified in the tax law) to the owner must generally commence by April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2. In the case of certain other qualified plans, such distributions must generally commence by the later of this date oR April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain qualified plans, including IRAs, after the owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated beneficiary is an individual, and, if so, the owner's spouse, or an individual other than the owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiaries or if your beneficiary wishes to extend over a period of time the payment of the death benefits under your contract, please consult a tax advisor.

There is also a 10% penalty tax on the taxable amount of any payment from certain qualified contracts (including some distributions from Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a "SIMPLE retirement account" during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement (as defined in the tax law) maintained by the individual's employer.)

There are exceptions to this penalty tax which vary depending on the type of qualified plan. In the case of an "Individual Retirement Annuity" or an "IRA," including a "SIMPLE IRA," exceptions provide that the penalty tax does not apply to a payment:

                  received on or after the date on which the contract owner reaches age 59 1/2,

                  received on or after the owner's death or because of the owner's disability (as defined in the tax law), or made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law).

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs taken after December 31, 1997 which are used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax advisor.

When issued in connection with a qualified plan, a contract will be amended as generally necessary to conform to the requirements of the plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we will not be bound by terms and conditions of qualified plans to the extent those terms and conditions contradict the contract, unless we consent.

DIRECT ROLLOVERS

If the contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, or a governmental deferred compensation plan described in Section 457(b) of the Code, any "ELIGIBLE ROLLOVER DISTRIBUTION" from the contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such qualified plans or governmental deferred compensation plans, excluding certain amounts such as (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments" and (iii) if applicable, certain hardship withdrawals.

Under these requirements, Federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the contract, discussed below, the owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, the person receiving the distribution elects to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

LOANS

A loan privilege is available only to owners of contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of ERISA. The requirements and limitations governing the availability of loans, including the maximum amount that a participant may take as a loan, are subject to the rules in the Code, IRS regulations, and our procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) contracts are complicated, you should consult your tax advisor before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.

Federal tax law also requires loans to be repaid in a certain manner and over a certain period of time. For example, loans generally are required to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of the plan participant), with repayments made at least quarterly and in substantially level amortized payments over the term of the loan. Interest will be charged on your loan amount. Failure to make a loan repayment when due will result in adverse income tax consequences to you.

When you request a loan, we will reduce your investment in the investment accounts and transfer the amount of the loan to the "loan account," a part of our general account. You may designate the investment accounts from which the loan is to be withdrawn. Absent such a designation, the amount of the loan will be withdrawn from the investment accounts in accordance with the rules for making partial withdrawals (see "WITHDRAWALS"). When a loan is repaid, the appropriate amount of the repayment will be transferred from the loan account to the investment accounts. You may designate the investment accounts to which a repayment is to be allocated. Otherwise, the repayment will be allocated in the same manner as your purchase payments are currently being allocated.

The amount of any unpaid loans will be deducted from the death benefit otherwise payable under the contract. In addition, loans, whether or not repaid, will have a permanent effect on the contract value because the investment results of the investment accounts will apply only to the unborrowed portion of the contract value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your contract value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, your contract value will be greater than it would have been had no loan been outstanding.

FEDERAL INCOME TAX WITHHOLDING

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We may be required to withhold amounts from some payments for Federal income taxes.
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We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under a contract unless the person receiving the distribution notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity benefit payments are the same as the withholding rates generally applicable to payments of wages. In addition, the withholding rate applicable to the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and rollovers from non-Roth IRAs to Roth
IRAs) is 10%. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

GENERAL MATTERS

ASSET ALLOCATION SERVICES

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We may advertise our investment performance.
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We are aware that certain third parties are offering asset allocation and timing services ("Asset Allocation Services") in connection with the contracts. In certain cases we have agreed to honor transfer instructions from such Asset Allocation Services where we have received powers of attorney, in a form acceptable to us, from the contract owners participating in the service and where the Asset Allocation Service has agreed to the trading restrictions imposed by us. WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a variable annuity contract issued under the ORP only upon:

                  termination of employment in the Texas public institutions of higher education, retirement,

                  death, or

                  the participant's attainment of age 70 1/2.

Accordingly, before any amounts may be distributed from the contract, proof must be furnished to us that one of these four events has occurred. The foregoing restrictions on withdrawal do not apply in the event a participant in the ORP transfers the contract value to another contract or another qualified custodian during the period of participation in the ORP. Loans are not available under contracts subject to the ORP.

DISTRIBUTION OF CONTRACTS

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We pay broker-dealers to sell the contracts.
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Manulife Financial Securities, a Delaware limited liability company that we control, is the principal underwriter of the contracts. Manulife Financial Securities, located at 73 Tremont Street, Boston, Massachusetts 02108, is a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") and a member of the National Association of Securities Dealers, Inc. (the "NASD"). Sales of the contracts will be made by registered representatives of broker-dealers authorized by Manulife Financial Securities to sell the contracts. Those registered representatives will also be our licensed insurance agents.

CONTRACT OWNER INQUIRIES

Your inquiries should be directed to our Annuity Service Office mailing address at P.O. Box 55230, Boston, Massachusetts 02205-5230.

CONFIRMATION STATEMENTS

You will be sent confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. Any mistakes should immediately be reported to our Annuity Service Office. If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither we nor JHS are involved in any litigation that is of material importance to either, or that relates to the Variable Account.

CANCELLATION OF THE CONTRACT

We may, at our option, cancel a contract at the end of any two consecutive contract years in which no purchase payments by or on behalf of you, have been made, if both:

                  the total purchase payments made for the contract, less any withdrawals, are less than $2,000; and

                  the contract value at the end of such two year period is less than $2,000.

As a matter of administrative practice we will attempt to notify you prior to such cancellation in order to allow you to make the necessary purchase payment to keep the contract in force. The cancellation of contract provisions may vary in certain states in order to comply with the requirements of insurance laws and regulations in such states.

VOTING INTEREST

As stated above, we will vote shares of the portfolios held in the Variable Account at shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts.

ACCUMULATION PERIOD. During the accumulation period, the contract owner has the voting interest under a contract. The number of votes for each portfolio for which voting instructions may be given is determined by dividing the value of the investment account corresponding to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

PAY-OUT PERIOD. During the pay-out period, the annuitant has the voting interest under a contract. The number of votes as to each portfolio for which voting instructions may be given is determined by dividing the reserve for the contract allocated to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

Generally, the number of votes tends to decrease as annuity benefit payments progress since the amount of reserves attributable to a contract will usually decrease after commencement of annuity benefit payments. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting.

REINSURANCE ARRANGEMENTS


We utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no contract owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that may be reinsured include guaranteed death benefits and fixed account guarantees.

                            APPENDIX A: SPECIAL TERMS

The following terms as used in this Prospectus have the indicated meanings:

ACCUMULATION PERIOD: The period between the issue date of the contract and the maturity date of the contract. During this period, purchase payment(s) are typically made to the contract by the owner.

ACCUMULATION UNIT: A unit of measure that is used to calculate the value of the variable portion of the contract before the maturity date.

ANNUITANT: Any natural person or persons whose life is used to determine the duration of annuity benefit payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "co-annuitant." The "annuitant" and "co-annuitant" will be referred to collectively as "annuitant." The "annuitant" is as designated on the contract specification page, unless changed. The annuitant becomes the owner of the contract on the Maturity Date.

ANNUITY SERVICE OFFICE: The mailing address of the service office is P.O. Box 55230, Boston, Massachusetts 02205-5230.

ANNUITY UNIT: A unit of measure that is used after the maturity date to calculate variable annuity benefit payments.

BENEFICIARY: The person, persons or entity entitled to the death benefit under the contract upon the death of a contract owner or, in certain circumstances, an annuitant. The beneficiary is as specified on the contract specifications page, unless changed. If there is a surviving contract owner, that person will be the beneficiary.

BUSINESS DAY: Any day on which the New York Stock Exchange is open for business and the net asset value of a portfolio is determined.

THE CODE:  The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed annuity benefit payments.

CONTINGENT BENEFICIARY: The person, persons or entity to become the beneficiary if the beneficiary is not alive. The contingent beneficiary is as specified in the application, unless changed.

CONTRACT YEAR: The period of twelve consecutive months beginning on the date as of which the contract is issued, or any anniversary of that date.

FIXED ANNUITY: An annuity option with payments the amount of which we guarantee.

GENERAL ACCOUNT: All of our assets other than assets in separate accounts such as the Variable Account.

INVESTMENT ACCOUNT: An account we establish for you which represents your interest in an investment option during the accumulation period.

INVESTMENT OPTIONS: The investment choices available to contract owners.

LOAN ACCOUNT: The portion of our general account that is used for collateral for a loan.

MATURITY DATE: The date on which the pay-out period commences and we begin to make annuity benefit payments to the annuitant. The maturity date is the date specified on the contract specifications page and is generally the first day of the month following the later of the annuitant's 85th birthday or the tenth contract anniversary, unless changed.

NON-QUALIFIED CONTRACTS: Contracts which are not issued under qualified plans.

OWNER OR CONTRACT OWNER ("YOU"): The person, persons (co-owner) or entity entitled to all of the ownership rights under the contract. References in this Prospectus to contract owners are typically by use of "you." The owner has the legal right to make all changes in contractual designations where specifically permitted by the contract. The owner is as specified on the contract specifications page, unless changed. The annuitant becomes the owner of the contract on the Maturity Date.

PAY-OUT PERIOD: The pay-out period is the period when we make annuity benefit payments to you.

PORTFOLIO: A separate investment portfolio in which the Variable Account invests, or of any successor mutual fund.

QUALIFIED CONTRACTS: Contracts issued under qualified plans.

QUALIFIED PLANS: Retirement plans which receive favorable tax treatment under
Section 401, 403, 408 408A, or 457 of the Code.

SUB-ACCOUNT(S): One or more of the sub-accounts of the Variable Account. Each sub-account is invested in shares of a different portfolio.

UNPAID LOANS: The unpaid amounts (including any accrued interest) of loans some contract owners may have taken from us, using certain qualified contracts as collateral.

VALUATION PERIOD: Any period from one business day to the next, measured from the time on each business day that the net asset value of each portfolio is determined.

            APPENDIX B: EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE

Effective November 1, 1996, no withdrawal charge will be imposed on withdrawals from contracts issued on or after November 1, 1996.

EXAMPLE 1 - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are no partial withdrawals. The table below illustrates four examples of the withdrawal charges that would be imposed if the contract is completely withdrawn, based on hypothetical contract values.

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                                                                                               WITHDRAWAL CHARGE
CONTRACT            HYPOTHETICAL               FREE WITHDRAWAL            PAYMENTS        ----------------------------
  YEAR             CONTRACT VALUE                   AMOUNT               LIQUIDATED       PERCENT               AMOUNT
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   1                    55,000                      5,000 (A)               50,000           3%                  1,500
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   2                    50,500                      5,000 (B)               45,500           3%                  1,365
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   3                    60,000                     10,000 (C)               50,000           3%                  1,500
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   4                    70,000                     20,000 (D)               50,000           0%                      0
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During any contract year the free withdrawal amount is the greater of accumulated earnings, or 10% of the total purchase payments made under the contract less any prior partial withdrawals in that contract year.

(A) In the first contract year the earnings under the contract and 10% of purchase payments both equal $5,000. Consequently, on total withdrawal $5,000 is withdrawn free of the withdrawal charge, the entire $50,000 purchase payment is liquidated and the withdrawal charge is assessed against such liquidated purchase payment (contract value less free withdrawal amount)

(B) In the example for the second contract year, the accumulated earnings of $500 is less than 10% of purchase payments, therefore the free withdrawal amount is equal to 10% of purchase payments ($50,000 X 10% = $5,000) and the withdrawal charge is only applied to purchase payments liquidated (contract value less free withdrawal amount).

(C) In the example for the third contract year, the accumulated earnings of $10,000 is greater than 10% of purchase payments ($5,000), therefore the free withdrawal amount is equal to the accumulated earnings of $10,000 and the withdrawal charge is applied to the purchase payments liquidated (contract value less free withdrawal amount).

(D) There is no withdrawal charge on any purchase payments liquidated that have been in the contract for at least 3 years.

EXAMPLE 2 - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are a series of four partial withdrawals made during the third contract year of $2,000, $5,000, $7,000 and $8,000.

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                                                                                                  WITHDRAWAL CHARGE
 HYPOTHETICAL         PARTIAL WITHDRAWAL           FREE WITHDRAWAL            PAYMENTS            -----------------
CONTRACT VALUE            REQUESTED                    AMOUNT                LIQUIDATED      PERCENT               AMOUNT
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    65,000                  2,000                      15,000 (A)                   0           3%                    0
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    49,000                  5,000                       3,000 (B)               2,000           3%                   60
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    52,000                  7,000                       4,000 (C)               3,000           3%                   90
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    44,000                  8,000                           0 (D)               8,000           3%                  240
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The free withdrawal amount during any contract year is the greater of the contract value less the unliquidated purchase payments (accumulated earnings), or 10% of purchase payments less 100% of all prior withdrawals in that contract year.

(A) For the first example, accumulated earnings of $15,000 is the free withdrawal amount since it is greater than 10% of purchase payments less prior withdrawals ($5,000-0). The amount requested ($2,000) is less than the free withdrawal amount so no purchase payments are liquidated and no withdrawal charge applies.

(B) The contract has negative accumulated earnings ($49,000-$50,000), so the free withdrawal amount is limited to 10% of purchase payments less all prior withdrawals. Since $2,000 has already been withdrawn earlier in the current contract year, the remaining free withdrawal amount during the third contract year is $3,000. The $5,000 partial withdrawal will consist of $3,000 free of withdrawal charge, and the remaining $2,000 will be subject to a withdrawal charge and result in purchase payments being liquidated. The remaining unliquidated purchase payments are $48,000

(C) The contract has increased in value to $52,000. The unliquidated purchase payments are $48,000 so the accumulated earnings are $4,000, which is greater than 10% of purchase payments less prior withdrawals ($5,000-$2,000-$5,000<0). Hence the free withdrawal amount is $4,000. Therefore, $3,000 of the $7,000 partial withdrawal will be subject to a withdrawal charge and result in purchase payments being liquidated. The remaining unliquidated purchase payments are $45,000.

(D) The free withdrawal amount is zero since the contract has negative accumulated earnings ($44,000-$45,000) and the full 10% of purchase payments ($5,000) has already been utilized. The full amount of $8,000 will result in purchase payments being liquidated subject to a withdrawal charge. At the beginning of the next contract year the full 10% of purchase payments would be available again for withdrawal requests during that year.

                         APPENDIX C: STATE PREMIUM TAXES

Premium taxes vary according to the state and are subject to change. In many jurisdictions there is no tax at all. For current information, a tax adviser should be consulted.

-----------------------------------------------------------------------------------------------------------------------
                                                                              TAX RATE
                                                      -----------------------------------------------------------------
    STATE                                             QUALIFIED CONTRACTS               NON-QUALIFIED CONTRACTS
-----------------------------------------------------------------------------------------------------------------------
CALIFORNIA                                                    0.50%                               2.35%
-----------------------------------------------------------------------------------------------------------------------
MAINE                                                         0.00%                               2.00%
-----------------------------------------------------------------------------------------------------------------------
NEVADA                                                        0.00%                               3.50%
-----------------------------------------------------------------------------------------------------------------------
PUERTO RICO                                                   1.00%                               1.00%
-----------------------------------------------------------------------------------------------------------------------
SOUTH DAKOTA (A)                                              0.00%                               1.25%
-----------------------------------------------------------------------------------------------------------------------
WEST VIRGINIA                                                 1.00%                               1.00%
-----------------------------------------------------------------------------------------------------------------------
WYOMING                                                       0.00%                               1.00%
-----------------------------------------------------------------------------------------------------------------------

(A) Premium tax paid upon receipt of premium (no tax at annuitization if tax paid on premium at issue).

                           APPENDIX D: PRIOR CONTRACTS
                                 (VV CONTRACTS)

PRIOR CONTRACTS. This Appendix sets forth the principal differences between the contract offered by this Prospectus and a class of variable annuity contract that we offer in the state of Washington ("PRIOR CONTRACTS" or "VV CONTRACTS") and which were previously sold in other states during the period April, 1993 to March, 1998. The principal differences between the contract offered by this Prospectus and the VV contract relate to the death benefit provisions.

DEATH BENEFIT PROVISIONS UNDER PRIOR CONTRACTS.

DEATH OF LAST SURVIVING ANNUITANT (WHERE THE ANNUITANT WAS NOT AN OWNER) We will pay the minimum death benefit (minus any unpaid loans) to the beneficiary if :

                  the annuitant dies before the maturity date, the annuitant is not an owner, there is no surviving co-annuitant, and no owner of the contract is a non-natural person.

If any owner of the contract is a non-natural person, the death or change of any annuitant is treated as the death of an owner. The beneficiary may elect to:

                  receive payment (either as a lump sum or in accordance with any annuity option described in the contract) or continue the contract, as its owner, with the contract value on the date due proof of death and all required claim forms are received, equal to the minimum death benefit.

An election to receive the minimum death benefit under an annuity option must be made within 60 days after the date on which the death benefit first becomes payable. In general, a beneficiary who continues the contract will nonetheless be treated for Federal income tax purposes as if he or she had received the minimum death benefit.

DEATH OF OWNER. Deceased Owner (Who was the Last-Surviving Annuitant): We will pay the minimum death benefit, less any unpaid loans, to the beneficiary if:

                  an owner dies before the maturity date,
                  the deceased owner is an annuitant, and
                  there is no surviving co-annuitant.

If the contract is a non-qualified contract, after the owner's death, the beneficiary's entire interest must be distributed within five years unless:

                  the beneficiary elects to receive his or her interest as an annuity which begins within one year of the owner's death and is paid over the beneficiary's life or over a period not extending beyond the beneficiary's life expectancy or the beneficiary is the deceased owner's surviving spouse and elects to continue the contract, as its owner, with the contract value on the date due proof of death and all required claim forms are received, equal to the minimum death benefit.

An election to receive the minimum death benefit as an annuity must be made within 60 days after the date on which the death benefit first becomes payable If the spouse continues the contract, the distribution rules applicable when a contract owner dies generally will apply when that spouse, as the owner, dies. For purposes of this paragraph, in determining the minimum death benefit, withdrawal charges (applicable when an annuitant either dies after the first of the month following his or her 85th birthday or when the annuitant had attained age 81 or greater on the contract date -- see "Minimum Death Benefit") will be taken into account, but only when the minimum death benefit is paid and only if such charges would have applied if the payment had been made to the deceased owner at that time.

Deceased Owner (Who was Not the Last-Surviving Annuitant and There Are No Surviving Owners): We will transfer the interest in the contract to the successor owner (the person, persons, or entity to become the contract owner if the contract owner dies prior to the maturity date) if:

                  an owner dies before the maturity date,
                  any annuitant survives, and
                  there are no surviving owners,

If the contract is a non-qualified contract, after the owner's death, the successor owner's entire interest in the contract must be distributed within five years unless:

                  the successor owner elects to receive payment of the interest in the contract as an annuity which begins within one year of the owner's death and is paid over the successor owner's life or over a period not extending beyond the successor owner's life expectancy or the successor owner is the deceased owner's surviving spouse and elects to continue the contract, as its owner, with the contract value on the date due proof of death and all required claim forms are received, equal to the interest in the contract.

An election to receive the interest in the contract as an annuity must be made within 60 days after the date on which the death benefit first becomes payable. If the spouse continues the contract, the distribution rules applicable when a contract owner dies generally will apply when that spouse, as the owner, dies. If the deceased contract owner had not attained age 81 on the contract date, the interest in the contract equals the contract value. If the deceased contract owner had attained age 81 on the contract date, the interest in the contract also equals the contract value, but such interest may be subject to applicable withdrawal charges when any amounts are actually paid. The successor owner's right to the interest in the contract does not affect the annuitant designations in the contract, although the successor owner may change such designations after acquiring the interest in the contract.

Deceased Owner (Who was Not the Last-Surviving Annuitant and There Are Surviving Owners): We will transfer the interest in the contract to the surviving owner if :

                  an owner dies before the maturity date,
                  any annuitant survives, and
                  there is a surviving owner,

The amount of this interest and the rights and restrictions attendant to this transfer are the same as those described in the immediately preceding paragraph, except that "surviving owner" should be substituted for "successor owner," wherever these terms appear.

Non-Natural Owners: If any owner of a non-qualified contract is not an individual, the death or change of any annuitant will be treated as the death of an owner (who was not the last-surviving annuitant), unless the last-surviving annuitant has actually died in which case the death will be treated as the death of an owner (who is the last-surviving annuitant).

Application of Distributed Amounts Towards the Purchase of a New Contract: A beneficiary, successor owner, or surviving owner, as the case may be, may apply amounts required to be distributed towards the purchase of a new contract.

In general, if such distributed amounts are so applied, the beneficiary, successor owner, or surviving owner will be treated for Federal income tax purposes as if he or she had received these distributed amounts.

Minimum Death Benefit. If the last surviving annuitant dies on or before the first of the month following his or her 85th birthday and had an attained age of less than 81 years on the contract date, the minimum death benefit will be equal to the greater of:

                  the contract value on the date due proof of death and all required claim forms are received at our Annuity Service Office, or the excess of :

                           the sum of each purchase payment accumulated daily, at the equivalent of 5% per year, starting on the date each purchase payment is allocated to the contract, with a maximum accumulation of two times each purchase payment, over the sum of each withdrawal or annuitized amount, including any applicable withdrawal charges, accumulated daily at a rate equivalent to 5% per year, starting as of the date of each such withdrawal or annuitization, with a maximum accumulation of two times each such withdrawal or annuitization amount.

If the last surviving annuitant dies after the -first of the month following his or her 85th birthday and had an attained age of less than 81 years on the contract date, the minimum death benefit will be equal to the greater of:

                  the contract value on the date due proof of death and all required claim forms are received at our Annuity Service Office, or the excess of:

                           the sum of all purchase payments over
                           the sum of any amounts deducted in connection with partial withdrawals.

If the last surviving annuitant dies and the Annuitant had an attained age of 81 or greater on the contract date, the minimum death benefit payable on due proof of death and receipt of all required claim forms will equal the amount payable on total withdrawal.

OTHER CONTRACT PROVISIONS. Annuity Tables Assumed Interest Rate. A 4% assumed interest rate is built into the annuity tables in the prior contract used to determine the first variable annuity payment to be made under that contract.

FIXED ACCOUNT INVESTMENT OPTIONS. The fixed account is not available to contracts issued in the state of Washington.

TABLES OF ACCUMULATION UNIT VALUES. See Appendix U for Accumulation Unit Values for prior contracts

                        APPENDIX E: QUALIFIED PLAN TYPES

Set forth below are brief descriptions of the types of qualified plans in connection with which we may issue contracts. Certain potential tax consequences associated with use of the contract in connection with qualified plans are also described. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department and judicial decisions. Persons intending to use the contract with qualified plans should consult their tax advisor.

INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. The contract may not, however, be used in connection with an "Education IRA" under Section 530 of the Code.

The contract may be issued with certain death benefit or an optional benefit such as the Principal Plus Rider. The presence of these benefits may increase the amount of any required minimum distributions for IRAs and other contracts subject to the required minimum distribution rules.

SIMPLIFIED EMPLOYEE PENSIONS (SEP-IRAs). Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. As discussed above (see "Individual Retirement Annuities"), if the contract is issued with certain death benefit or an optional benefit such as the Principal Plus Rider, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SEP-IRAs) and other contracts subject to the minimum distribution rules.

SIMPLE IRAs. Section 408(p) of the Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. As discussed above (see Individual Retirement Annuities), if the contract is issued with certain death benefit or an optional benefit such as the Principal Plus Rider, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SIMPLE IRAs) and other contracts subject to the minimum distribution rules. Employers intending to use the contract in connection with such plans should seek competent advice.

ROTH IRAs. Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in certain respects.

Among the differences are that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the owner was made. Second, the distribution must be:

         -        made after the owner attains age 59 1/2;

         -        made after the owner's death;

         -        attributable to the owner being disabled; or

         - a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code.

In addition, distributions from Roth IRAs need not commence when the owner attains age 70 1/2 . A Roth IRA may accept a "qualified rollover contribution" from a non-Roth IRA, but a Roth IRA may not accept rollover contributions from other qualified plans. As described above (see "Individual Retirement Annuities"), if the contract is issued with certain death benefit or an optional benefit such as the Principal Plus Rider, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which include Roth IRAs) and other contracts subject to the minimum distribution rules. Also, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA. If you intend to use the contract in connection with a Roth IRA, you should seek competent tax advice.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contracts in order to provide benefits under the plans. The contract provides death benefit options that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in current taxable income to participants. If the contract is issued with certain death benefit or an optional benefit such as the Principal Plus Rider, the presence of these benefits may increase the amount of any required minimum distributions that must be made under the contract. Employers intending to use the contract in connection with such plans should seek competent advice

TAX-SHELTERED ANNUITIES. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. These annuity contracts are commonly referred to as "tax-sheltered annuities." Purchasers of the contracts for such purposes should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the contracts. In particular, purchasers should consider that the contract provides death benefit options that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." If so, the contract owner could be deemed to receive currently taxable income. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity. If the contract is issued with certain death benefit or an optional benefit such as the Principal Plus Rider, the presence of these benefits may increase the amount of any required minimum distributions that must be made under the contract.

Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

         - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

         -        earnings on those contributions, and

         - earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of the year beginning before January 1, 1989.

These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the contract value to the issuer of another tax-sheltered annuity or into a
Section 403(b)(7) custodial account.)

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for Federal income tax purposes.

            APPENDIX F: PRODUCT FEATURES AVAILABLE ON OLDER CONTRACTS

OPTIONAL BENEFITS.

PRINCIPAL PLUS AND T-PRO. Principal Plus and T-PRO are not available for contracts issued prior to December 8, 2003.

WITHDRAWAL CHARGES. For contracts issued prior to November 1, 1996 -

                               DEFERRED SALES LOAD
             (withdrawal charge as percentage of purchase payments)

----------------------------------------------------------------------------------------------
                                                     FOR CONTRACTS ISSUED PRIOR TO
  NUMBER OF COMPLETE YEARS                                  NOVEMBER 1, 1996
PURCHASE PAYMENT IN CONTRACT                          WITHDRAWAL CHARGE PERCENTAGE
----------------------------------------------------------------------------------------------
              0                                                    3%
              1                                                    3%
              2                                                    3%
             3+                                                    0%

If you make a withdrawal from your contract during the accumulation period, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to purchase payments that have been in the contract less than three complete contract years. NO WITHDRAWAL CHARGE WILL BE IMPOSED ON WITHDRAWALS FROM CONTRACTS ISSUED ON OR AFTER NOVEMBER 1, 1996. There is never a withdrawal charge with respect to earnings accumulated in the contract, certain other free withdrawal amounts described below or purchase payments that have been in the contract more than three complete contract years. In no event may the total withdrawal charges exceed 3% of the amount invested. The amount of the withdrawal charge and when it is assessed are discussed below.

Each withdrawal from the contract is allocated first to the "FREE WITHDRAWAL AMOUNT" and second to "UNLIQUIDATED PURCHASE PAYMENTS." In any contract year, the free withdrawal amount for that year is the greater of:

                  10% of total purchase payments (less all prior partial withdrawals in that contract year), and the accumulated earnings of the contract (i.e., the excess of the contract value on the date of withdrawal over the unliquidated purchase payments).

Withdrawals allocated to the free withdrawal amount may be withdrawn without the imposition of a withdrawal charge. The free withdrawal amount will be applied to a requested withdrawal, first, to withdrawals from variable account investment options and then to withdrawals from the one-year fixed account investment option.

If the amount of a withdrawal exceeds the free withdrawal amount, the excess will be allocated to purchase payments which will be liquidated on a first-in first-out basis. On any withdrawal request, we will liquidate purchase payments equal to the amount of the withdrawal request which exceeds the free withdrawal amount in the order the purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc., until all purchase payments have been liquidated.

Each purchase payment or portion thereof liquidated in connection with a withdrawal request that has been in the contract for less than three years is subject to a withdrawal charge of 3%.

The withdrawal charge is deducted from the contract value remaining after the contract owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an investment account may not exceed the value of that investment account minus any applicable withdrawal charge.

There is generally no withdrawal charge on distributions made as a result of the death of the contract owner or, if applicable, the annuitant. In addition, no withdrawal charges are imposed on annuity benefit payments.

The amount collected from the withdrawal charge will be used to reimburse us for the compensation we pay to broker-dealers for selling the contracts, preparation of sales literature and other sales-related expenses.

For examples of calculation of the withdrawal charge, see Appendix B.

REDUCTION OR ELIMINATION OF WITHDRAWAL CHARGES. The amount of the withdrawal charge on a contract may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in such a manner that results in savings of sales expenses. We will determine entitlement to such a reduction in the withdrawal charge in the following manner:

                  The size and type of group to which sales are to be made will be considered. Generally, sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

                  The total amount of purchase payments to be received will be considered. Per-dollar sales expenses are likely to be less on larger purchase payments than on smaller ones.

                  Any prior or existing relationship with us will be considered. Per-contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

                  The level of commissions paid to selling broker-dealers will be considered. Certain broker-dealers may offer the contract in connection with financial planning programs offered on a fee-for-service basis. In view of the financial planning fees, such broker-dealers may elect to receive lower commissions for sales of the contracts, thereby reducing our sales expenses.

                  There may be other circumstances of which we are not presently aware, which could result in reduced sales expenses.

If after consideration of the foregoing factors, we determine that there will be a reduction in sales expenses, we will provide a reduction in the withdrawal charge. The withdrawal charge will be eliminated when a contract is issued to officers, directors or employees (or a relative thereof), of us or of Manulife, the Trust or any of their affiliates. In no event will reduction or elimination of the withdrawal charge be permitted where that reduction or elimination will be unfairly discriminatory to any person. For further information, contact your registered representative.

AMOUNT OF DEATH BENEFIT. For contracts issued in Hawaii, Massachusetts, Minnesota, New Jersey, Vermont, and Washington; for contracts issued prior to July 25, 2003 in Illinois; and for contracts issued prior to June 2, 2003 in all other states, the following death benefit applies:

If any contract owner dies on or prior to his 85th birthday and the oldest owner had an attained age of less than 81 years on the date as of which the contract was issued, the death benefit will be the greater of:

                  the contract value; or
                  the excess of (i) over (ii) where:

                  (i) equals the sum of purchase payments made, accumulated daily at the equivalent of 5% per year starting on the date each purchase payment is allocated to the contract; provided, however, that the accumulated value of each purchase payment will not exceed two times such payment, and

                  (ii) equals the sum of any amounts deducted in connection with partial withdrawals, accumulated daily at the equivalent of 5% per year starting on the date each such deduction occurs; provided, however, that the accumulated value of each amount so deducted will not exceed two times such deducted amount.

If any contract owner dies after his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the date as of which the contract was issued, the death benefit will be the greater of:

                  The contract value; or
                  The excess of (i) over (ii) where:

                  (i)      equals the sum of all purchase payments, and

                  (ii) equals the sum of any amounts deducted in connection with partial withdrawals.

If the contract owner dies and the oldest owner had an attained age greater than 80 on the date as of which the contract was issued, the death benefit will be the contract valu8e less any applicable withdrawal charges a the time of payment of benefits.

The amount deducted in connection with partial withdrawals will be calculated on a pro-rata basis and will be equal to (i) times (ii) where:

                  (i)     is equal to the Death Benefit prior to the withdrawal;
                          and

                  (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

For contracts issued prior to January 1, 2003, the amount deducted in connection with partial withdrawals will be the dollar amount of the partial withdrawal.

ASSET REBALANCING PROGRAM. Rebalancing will continue to take place on the last business day of every calendar quarter for rebalancing programs begun prior to October 1, 1996.

FIXED ACCOUNT INVESTMENT OPTIONS. Securities Registration. Interests in the fixed account investment options are not registered under the Securities Act of 1933, as amended, (the "1933 Act") and our general account is not registered as an investment company under the 1940 Act. Neither interests in the fixed account investment options nor the general account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Disclosures relating to interests in the fixed account investment options and the general account nonetheless may be required by the federal securities laws to be accurate.

Guarantee. Pursuant to a Guarantee Agreement dated March 31, 1996, The Manufacturers Life Insurance Company ("Manulife"), unconditionally guarantees to us, on behalf of and for the benefit of us and owners of fixed annuity contracts we issue, that it will, on demand, make funds available to us for the timely payment of contractual claims under certain of our fixed annuity contracts. This guarantee covers the fixed portion of the contracts described in this Prospectus. The guarantee may be terminated by Manulife, on notice to us. Termination will not affect Manulife's continuing liability with respect to all fixed annuity contracts issued prior to the termination of the guarantee except if:

                  the liability to pay contractual claims under the contracts is assumed by another insurer, or we are sold and the buyer's guarantee is substituted for the Manulife guarantee.

Reinsurance. Effective June 30, 1995, we entered into a Reinsurance Agreement with Peoples Security Life Insurance Company ("Peoples") pursuant to which Peoples reinsures certain amounts with respect to the fixed account portion of the contract described in this prospectus which were issued prior to January 1, 1999. Under this Reinsurance Agreement, we remain liable for the contractual obligations of the contracts' fixed account and Peoples agrees to reimburse us for certain amounts and obligations in connection with the fixed account. Peoples' contractual liability runs solely to us, and no contract owner shall have any right of action against Peoples.

Investment Options. For contracts purchased prior to January 22, 2002, transfers may be made to the one-year fixed account investment option.

Under the fixed account investment option, we guarantee the principal value of purchase payments and the rate of interest credited to the investment account for the term of the guarantee period. The portion of the contract value in a fixed account investment option and any fixed annuity benefit payments will reflect those interest and principal guarantees. We determine the guaranteed interest rates on new amounts allocated or transferred to a fixed investment account from time to time, according to market conditions. In no event will the guaranteed rate of interest be less than 3%. Once an interest rate is guaranteed for a fixed investment account, it is guaranteed for the duration of the guarantee period and we may not change it. The fixed account is not available to contracts issued in the state of Washington.

Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

Investment Accounts. For contracts purchased prior to January 22, 2002, transfers may be made from the variable investment options, to the one-year fixed account investment option at any time prior to the maturity date. We establish a separate investment account each time you allocate or transfer amounts to the one-year fixed account investment option. Amounts may not be allocated to a fixed account investment option that would extend the guarantee period beyond the maturity date.

Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

Renewals. At the end of a guarantee period, you may establish a new investment account with a one-year guarantee period at the then current interest rate or transfer the amounts to a variable account investment option, all without the imposition of any charge. In the case of renewals in the last year of the accumulation period, the only fixed account investment option available is to have interest accrued for the remainder of the accumulation period at the then current interest rate for one-year guarantee periods. If you do not specify a renewal option, we will select the one-year fixed account investment option. In the case of a renewal in the last year of the accumulation period, we will credit interest for the remainder of the accumulation period at the then current interest rate for one-year guarantee periods.

Transfers. During the accumulation period, you normally may transfer amounts from the fixed account investment option to the variable account investment options only at the end of a guaranteed period. You may, however, transfer amounts from fixed to variable account investment options prior to the end of the guarantee period pursuant to the DCA program. Where there are multiple investment accounts within the one-year fixed account investment option, amounts must be transferred from the one-year fixed account investment option on a first-in-first-out basis.

Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

Withdrawals. You may make total and partial withdrawals of amounts held in the fixed account investment options at any time during the accumulation period. Withdrawals from the fixed account investment options will be made in the same manner and be subject to the same limitations as set forth under "WITHDRAWALS" plus the following provisions also apply to withdrawals from the fixed account investment options:

                  We reserve the right to defer payment of amounts withdrawn from the fixed account investment options for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year (or a higher rate if required by applicable law).

                  If there are multiple investment accounts under the fixed account investment options, amounts must be withdrawn from those accounts on a first-in-first-out basis.

If you do not specify the investment options from which a partial withdrawal is to be taken, the partial withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment options. Such withdrawals will be made from the investment options beginning with the shortest guarantee period. Within such a sequence, where there are multiple investment accounts within a fixed account investment option, withdrawals will be made on a first-in-first out basis.

Withdrawals from the contract may be subject to income tax and a 10% penalty tax (see "FEDERAL TAX MATTERS" below). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see Appendix E "Qualified Plan Types").

FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "DEATH BENEFIT DURING ACCUMULATION PERIOD" above), on death, withdrawal or the maturity date of the contract, the proceeds may be applied to a fixed annuity option (see "ANNUITY OPTIONS" above). The amount of each fixed annuity payment is determined by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the fixed annuity to the appropriate annuity table in the contract. If the annuity table we are then using is more favorable to you, we will substitute that annuity table. We guarantee the dollar amount of fixed annuity benefit payments.

CHARGES. No administrative, distribution, or mortality and expense risk charges are deducted from fixed account investment options.

                  APPENDIX U: TABLES OF ACCUMULATION UNIT VALUE

Appendix U contains the following two accumulation unit value tables:

         (1)      a table for contracts issued prior to January 28, 2002 and

         (2)      a table for contracts issued on or after January 28, 2002.

Please note Principal Plus, T-PRO fees are deducted from contract value and, therefore, are not reflected in the accumulation unit values.

                                   APPENDIX U

                        TABLE OF ACCUMULATION UNIT VALUES
     FOR VIS 25 AND VV CONTRACTS ISSUED PRIOR TO JANUARY 28, 2002 INVESTING
               IN SERIES I SHARES (REFLECTING NO OPTIONAL RIDERS)

                                                    SERIES I SHARES                                 SERIES II SHARES
                                     ----------------------------------------------   ----------------------------------------------
                                     UNIT VALUE AT  UNIT VALUE AT  NUMBER OF UNITS    UNIT VALUE AT   UNIT VALUE     NUMBER OF UNITS
            SUB ACCOUNT              START OF YEAR   END OF YEAR  AT END OF YEAR VV   START OF YEAR  AT END OF YEAR  AT END OF YEAR
-----------------------------------  ------------- -------------- -----------------   -------------  --------------  ---------------
INTERNET TECHNOLOGIES TRUST
                    2000             $12.500000    $ 6.954217         16,406.933           N/A            N/A              N/A
                    2001               6.954217      3.687062         13,831.147           N/A            N/A              N/A
                    2002               3.687062      2.277340         94,839.260       $12.500000     $ 7.710225        1,356.911
                    2003               2.277340      3.643987              0.000       $ 2.277340         N/A              N/A
SCIENCE & TECHNOLOGY TRUST
                    1997             $12.500000    $13.613317        135,733.204           N/A            N/A              N/A
                    1998              13.613317     19.191525        213,834.441           N/A            N/A              N/A
                    1999              19.191525     37.660683        439,623.047           N/A            N/A              N/A
                    2000              37.660683     24.427405        399,662.222           N/A            N/A              N/A
                    2001              24.427405     14.113845        298,778.830           N/A            N/A              N/A
                    2002              14.113845      8.223253        228,075.359       $12.500000     $ 7.368796        7,139.583
                    2003               8.223253     12.165419        212,561.017         7.368796      10.906148        7,771.317
PACIFIC RIM EMERGING MARKETS TRUST
                    1997             $12.500000    $ 8.160547         34,627.016           N/A            N/A              N/A
                    1998               8.160547      7.656925         41,134.511           N/A            N/A              N/A
                    1999               7.656925     12.267100         59,652.978           N/A            N/A              N/A
                    2000              12.267100      9.126236         59,729.361           N/A            N/A              N/A
                    2001               9.126236      7.308701         48,859.701           N/A            N/A              N/A
                    2002               7.308701      6.287752         33,087.860       $12.500000     $10.556785            0.000
                    2003               6.287752      8.703482         37,120.892       $10.556785      14.772045       10,747.156
TELECOMMUNICATIONS TRUST
                    2001             $12.500000    $ 7.830870          2,149.472           N/A            N/A              N/A
                    2002               7.830870      4.036658         47,921.611       $12.500000     $ 6.822616        1,728.828
                    2003               4.036658      5.644541              0.000       $ 9.554785         N/A              N/A
HEALTH SCIENCES TRUST
                    2001             $12.500000    $13.390760         16,285.400           N/A            N/A              N/A
                    2002              13.390760      9.583435          8,836.794       $12.500000     $ 9.534743        8,570.574
                    2003               9.583435     12.840795         14,131.644         9.534743      12.746949        5,947.113
EMERGING GROWTH TRUST
                    2003                 N/A           N/A              N/A            $12.500000     $16.158911        2,032.514
AGGRESSIVE GROWTH TRUST
                    1997             $12.500000    $12.296448         90,240.319           N/A            N/A              N/A
                    1998              12.296448     12.617679        148,710.766           N/A            N/A              N/A
                    1999              12.617679     16.504105        160,483.979           N/A            N/A              N/A
                    2000              16.504105     16.721411        129,992.658           N/A            N/A              N/A
                    2001              16.721411     12.172856         75,630.931           N/A            N/A              N/A
                    2002              12.172856      8.984433        140,559.471       $12.500000     $ 9.474119       19,355.495
                    2003               8.984433     11.831013         54,669.333         9.474119      12.447664        4,000.655
EMERGING SMALL COMPANY TRUST
                    1997             $12.500000    $14.537900        102,965.388           N/A            N/A              N/A
                    1998              14.537900     14.310172        102,715.794           N/A            N/A              N/A
                    1999              14.310172     24.427201        122,829.358           N/A            N/A              N/A
                    2000              24.427201     22.995348         86,640.644           N/A            N/A              N/A
                    2001              22.995348     17.585667         93,984.628           N/A            N/A              N/A
                    2002              17.585667     12.246107         84,243.826       $12.500000     $ 9.058585        8,495.877
                    2003              12.246107     16.831817         82,156.162         9.058585      12.428445       13,633.902


                                                  SERIES I SHARES                                   SERIES II SHARES
                                   -----------------------------------------------    ----------------------------------------------
                                   UNIT VALUE AT  UNIT VALUE AT  NUMBER OF UNITS      UNIT VALUE AT    UNIT VALUE    NUMBER OF UNITS
             SUB ACCOUNT           START OF YEAR   END OF YEAR   AT END OF YEAR VV    START OF YEAR  AT END OF YEAR   AT END OF YEAR
---------------------------------  -------------  ------------- ------------------    -------------  --------------  ---------------
SMALL COMPANY BLEND TRUST
                    1999           $12.500000     $15.895877         26,632.075            N/A            N/A              N/A
                    2000            15.895877      12.549695        179,838.328            N/A            N/A              N/A
                    2001            12.549695      12.058116        212,322.648            N/A            N/A              N/A
                    2002            12.058116       8.829509        191,999.538        $12.500000     $ 9.393008        7,597.078
                    2003             8.829509      12.133841        109,829.558          9.393008      12.901400        5,994.252
DYNAMIC GROWTH TRUST
                    2000           $12.500000     $ 7.894008         66,012.928            N/A            N/A              N/A
                    2001             7.894008       4.639280         93,267.480            N/A            N/A              N/A
                    2002             4.639280       3.269019         38,292.930        $12.500000     $ 9.578097        6,251.624
                    2003             3.269019       4.149140         74,962.170          9.578097      12.164875       10,805.103
MID CAP GROWTH TRUST
                    2001           $12.500000     $10.354292         10,718.510            N/A            N/A              N/A
                    2002            10.354292       7.091174         33,882.674        $12.500000     $ 8.634016        2,403.553
                    2003             7.091174       9.581499              0.000          8.634016      11.640951            0.000
MID CAP OPPORTUNITIES TRUST
                    2001           $12.500000     $10.472982          6,710.970            N/A            N/A              N/A
                    2002            10.472982       7.188459          6,005.373        $12.500000     $ 8.907082        7,381.761
                    2003             7.188459       9.569395              0.000          8.907082      11.831387            0.000
MID CAP STOCK TRUST
                    1999           $12.500000     $12.462837         12,667.874            N/A            N/A              N/A
                    2000            12.462837      11.772795         29,040.744            N/A            N/A              N/A
                    2001            11.772795      10.305876         43,363.824            N/A            N/A              N/A
                    2002            10.305876       7.849726         52,838.588        $12.500000     $ 9.595389        3,965.093
                    2003             7.849726      10.989664         69,116.095          9.595389      13.399635        5,207.830
NATURAL RESOURCES TRUST
                    2003               N/A            N/A              N/A             $12.500000     $17.786425       12,471.330
ALL CAP GROWTH TRUST
                    1996           $12.500000     $13.188627        283,880.941            N/A            N/A              N/A
                    1997            13.188627      14.952186        958,265.084            N/A            N/A              N/A
                    1998            14.952186      18.869029        803,736.602            N/A            N/A              N/A
                    1999            18.869029      26.855000        771,866.732            N/A            N/A              N/A
                    2000            26.855000      23.566248        460,836.572            N/A            N/A              N/A
                    2001            23.566248      17.667879        355,595.298            N/A            N/A              N/A
                    2002            17.667879      13.136686        292,357.253        $12.500000     $ 9.451441        1,041.581
                    2003            13.136686      16.700075        195,197.258          9.451441      11.992594          583.158
STRATEGIC OPPORTUNITIES TRUST
                    1994           $10.675585     $10.965867         36,324.491            N/A            N/A              N/A
                    1995            10.965867      15.402974        663,652.478            N/A            N/A              N/A
                    1996            15.402974      18.199588      2,871,862.671            N/A            N/A              N/A
                    1997            18.199588      21.347335      3,250,746.116            N/A            N/A              N/A
                    1998            21.347335      22.973151      2,667,318.668            N/A            N/A              N/A
                    1999            22.973151      28.867552      1,969,128.617            N/A            N/A              N/A
                    2000            28.867552      10.941194      1,149,910.020            N/A            N/A              N/A
                    2001            10.941194       8.779269        893,666.653            N/A            N/A              N/A
                    2002             8.779269      13.346692        675,674.064        $12.500000     $ 7.956590        3,205.637
                    2003            13.346692      16.520961        521,502.960          7.956590       9.831290        3,712.918
FINANCIAL SERVICES TRUST
                    2001           $12.500000     $11.504833          2,974.640            N/A            N/A              N/A
                    2002            11.504833       9.292550          1,870.219        $12.500000     $10.347728        2,050.096
                    2003             9.292550      12.210054          9,436.394        $10.347728      13.578107        1,682.188


                                                 SERIES I SHARES                                   SERIES II SHARES
                                 -----------------------------------------------   ------------------------------------------------
                                 UNIT VALUE AT  UNIT VALUE AT   NUMBER OF UNITS    UNIT VALUE AT     UNIT VALUE     NUMBER OF UNITS
          SUB ACCOUNT            START OF YEAR   END OF YEAR   AT END OF YEAR VV   START OF YEAR   AT END OF YEAR   AT END OF YEAR
-------------------------------  -------------  -------------  -----------------   --------------  --------------  ----------------
INTERNATIONAL STOCK TRUST
                    1997         $12.500000     $12.620816        152,757.810           N/A            N/A              N/A
                    1998          12.620816      14.265882        164,021.287           N/A            N/A              N/A
                    1999          14.265882      18.202233        171,066.912           N/A            N/A              N/A
                    2000          18.202233      13.458771        118,546.190           N/A            N/A              N/A
                    2001          13.458771      10.444462         98,892.062           N/A            N/A              N/A
                    2002          10.444462       8.879457         74,763.194       $12.500000     $ 9.962987       10,839.137
                    2003           8.879457      11.378475         62,943.350         9.962987      12.765244        7,995.809
OVERSEAS TRUST
                    1995         $10.000000     $10.528678        178,852.062           N/A            N/A              N/A
                    1996          10.528678      11.660474        687,006.606           N/A            N/A              N/A
                    1997          11.660474      11.460078        955,856.892           N/A            N/A              N/A
                    1998          11.460078      12.168562        832,545.108           N/A            N/A              N/A
                    1999          12.168562      16.833813        707,261.234           N/A            N/A              N/A
                    2000          16.833813      13.458771        524,346.798           N/A            N/A              N/A
                    2001          13.458771      10.444462        488,234.829           N/A            N/A              N/A
                    2002          10.444462       8.070566        331,164.563       $12.500000     $10.010302        1,160.161
                    2003           8.070566      11.418499        230,830.711        10.010302      14.150722          761.634
INTERNATIONAL SMALL CAP TRUST
                    1996         $12.500000     $13.465203        233,342.969           N/A            N/A              N/A
                    1997          13.465203      13.348864        450,429.209           N/A            N/A              N/A
                    1998          13.348864      14.687879        346,668.259           N/A            N/A              N/A
                    1999          14.687879      26.718058        297,099.270           N/A            N/A              N/A
                    2000          26.718058      18.618300        163,503.021           N/A            N/A              N/A
                    2001          18.618300      12.616712        125,672.809           N/A            N/A              N/A
                    2002          12.616712      10.334358         90,080.562       $12.500000     $10.599659            0.000
                    2003          10.334358      15.750610         84,770.056         0.000000      15.534502            0.000
INTERNATIONAL VALUE TRUST
                    1999         $12.500000     $12.838810         52,564.605           N/A            N/A              N/A
                    2000          12.838810      11.813131         55,613.361           N/A            N/A              N/A
                    2001          11.813131      10.459987         62,812.620           N/A            N/A              N/A
                    2002          10.459987       8.453467        101,358.522       $12.500000     $10.320663        8,848.471
                    2003           8.453467      12.045466        126,575.492        10.320663      14.671519       15,806.308
QUANTITATIVE MID CAP TRUST
                    2001         $12.500000     $10.087326         13,711.152           N/A            N/A              N/A
                    2002          10.087326       7.674908         13,225.873       $12.500000     $ 9.700786        1,191.064
                    2003           7.674908      10.458280          9,441.857         9.700786      13.199297        2,775.063
MID CAP CORE TRUST
                    2003             N/A            N/A              N/A            $12.500000     $15.135149       48,941.219
GLOBAL EQUITY TRUST
                    1994         $13.117996     $12.153179         49,050.593           N/A            N/A              N/A
                    1995          12.153179      12.872711        361,285.266           N/A            N/A              N/A
                    1996          12.872711      14.257610      2,854,082.412           N/A            N/A              N/A
                    1997          14.257610      16.941296      3,095,669.746           N/A            N/A              N/A
                    1998          16.941296      18.706100      2,651,804.343           N/A            N/A              N/A
                    1999          18.706100      19.073534      2,058,275.152           N/A            N/A              N/A
                    2000          19.073534      10.941194      1,342,186.517           N/A            N/A              N/A
                    2001          21.049744      17.371743        964,778.617           N/A            N/A              N/A
                    2002          17.371743      13.821990        777,246.899       $12.500000     $10.177657        1,498.844
                    2003          13.821990      17.329337        610,367.215        10.177657      12.737013          769.601
STRATEGIC GROWTH TRUST
                    2001         $12.500000     $10.087326          2,993.146           N/A            N/A              N/A
                    2002          10.087326       7.713797         22,313.317       $12.500000     $ 9.270921        1,619.131
                    2003           7.713797       9.625797         11,545.167         9.270921      11.545878        1,619.131


                                                   SERIES I SHARES                                  SERIES II SHARES
                                   -----------------------------------------------   -----------------------------------------------
                                   UNIT VALUE AT  UNIT VALUE AT   NUMBER OF UNITS    UNIT VALUE AT     UNIT VALUE    NUMBER OF UNITS
           SUB ACCOUNT             START OF YEAR  END OF YEAR    AT END OF YEAR VV   START OF YEAR   AT END OF YEAR   AT END OF YEAR
---------------------------------  -------------  -------------  -----------------   -------------   --------------  ---------------
CAPITAL APPRECIATION TRUST
                    2000           $12.500000     $10.941194          3,346.922            N/A            N/A              N/A
                    2001            10.941194       8.779269         16,974.583            N/A            N/A              N/A
                    2002             8.779269       5.991604         68,495.972        $12.500000     $ 8.742892       16,741.929
                    2003             5.991604       7.630471         59,732.934          8.742892      11.124546       11,266.229
QUANTITATIVE ALL CAP TRUST
                    2003               N/A            N/A              N/A             $12.500000     $15.380200            0.000
ALL CAP CORE TRUST
                    1996           $12.500000     $13.711434         59,459.482            N/A            N/A              N/A
                    1997            13.711434      16.906185        241,081.231            N/A            N/A              N/A
                    1998            16.906185      20.612746        237,044.423            N/A            N/A              N/A
                    1999            20.612746      26.855000        392,471.271            N/A            N/A              N/A
                    2000            26.855000      19.897782        258,472.327            N/A            N/A              N/A
                    2001            19.897782      15.388542        215,079.112            N/A            N/A              N/A
                    2002            15.388542      11.316875        235,845.207        $12.500000     $ 9.392813       16,559.469
                    2003            11.316875      14.643345         99,928.621          9.392813      12.127142        8,373.540
LARGE CAP GROWTH TRUST
                    1994           $10.444531     $10.303433          7,523.248            N/A            N/A              N/A
                    1995            10.303433      12.443644         67,382.620            N/A            N/A              N/A
                    1996            12.443644      13.829135        407,378.669            N/A            N/A              N/A
                    1997            13.829135      16.200363        420,740.164            N/A            N/A              N/A
                    1998            16.200363      18.982681        407,475.288            N/A            N/A              N/A
                    1999            18.982681      23.393391        417,856.885            N/A            N/A              N/A
                    2000            23.393391      19.733542        329,797.998            N/A            N/A              N/A
                    2001            19.733542      15.950869        265,964.159            N/A            N/A              N/A
                    2002            15.950869      12.107110        269,191.433        $12.500000     $ 9.564734        1,285.818
                    2003            12.107110      14.925307        193,947.574          9.564734      11.782886        2,790.059
QUANTITATIVE EQUITY TRUST
                    1997           $12.500000     $16.067235         37,093.601            N/A            N/A              N/A
                    1998            16.067235      19.968902         79,660.211            N/A            N/A              N/A
                    1999            19.968902      24.022598        119,064.802            N/A            N/A              N/A
                    2000            24.022598      25.119884        163,661.087            N/A            N/A              N/A
                    2001            25.119884      19.035553        140,174.924            N/A            N/A              N/A
                    2002            19.035553      13.521912         98,212.038        $12.500000     $ 9.100413        1,190.327
                    2003            13.521912      16.433235         65,823.017          9.100413      11.046153        8,910.817
BLUE CHIP GROWTH TRUST
                    1994           $ 9.145044     $ 9.280989         18,796.455            N/A            N/A              N/A
                    1995             9.280989      11.551552        274,368.201            N/A            N/A              N/A
                    1996            11.551552      14.303631      1,496,909.237            N/A            N/A              N/A
                    1997            14.303631      17.859518      2,019,046.153            N/A            N/A              N/A
                    1998            17.859518      22.573222      1,961,275.725            N/A            N/A              N/A
                    1999            22.573222      26.518360      1,756,878.003            N/A            N/A              N/A
                    2000            26.518360      25.365287      1,092,042.714            N/A            N/A              N/A
                    2001            25.365287      21.302974        893,770.080            N/A            N/A              N/A
                    2002            21.302974      15.870738        642,516.373        $12.500000     $ 9.527205        2,581.195
                    2003            15.870738      20.165015        668,677.910          9.527205      12.090745       37,405.069
U. S. LARGE CAP TRUST
                    1999           $12.500000     $12.700198        144,388.409            N/A            N/A              N/A
                    2000            12.700198      12.840714        205,372.918            N/A            N/A              N/A
                    2001            12.840714      12.307781        201,884.240            N/A            N/A              N/A
                    2002            12.307781       9.057170        170,239.148        $12.500000     $ 9.419471       10,668.814
                    2003             9.057170      12.211016        158,958.324          9.419471      12.664320        8,576.362
STRATEGIC VALUE TRUST
                    2001           $12.500000     $10.581831         24,401.336            N/A            N/A              N/A
                    2002            10.581831       7.577610         15,812.972        $12.500000     $ 9.325864        2,535.403
                    2003             7.577610       9.598785         24,658.192          9.325864      11.804094        3,002.829
LARGE CAP VALUE TRUST
                    2003               N/A            N/A              N/A             $12.500000     $15.764264        1,715.001

                                                  SERIES I SHARES                                    SERIES II SHARES
                                 ------------------------------------------------    -----------------------------------------------
                                 UNIT VALUE AT   UNIT VALUE AT   NUMBER OF UNITS     UNIT VALUE AT    UNIT VALUE     NUMBER OF UNITS
           SUB ACCOUNT           START OF YEAR    END OF YEAR   AT END OF YEAR VV    START OF YEAR  AT END OF YEAR   AT END OF YEAR
-------------------------------- -------------   -------------  -----------------    -------------  --------------  ----------------
UTILITIES TRUST
                    2001          $12.500000     $ 9.243770          7,501.763            N/A            N/A              N/A
                    2002            9.243770       6.951501          6,823.019        $12.500000     $10.012642          571.375
                    2003            6.951501       9.198854          6,169.717         10.012642      13.222661        3,028.745
REAL ESTATE SECURITIES TRUST
                    1997          $12.500000     $14.912035        136,253.215            N/A            N/A              N/A
                    1998           14.912035      12.255908        187,493.937            N/A            N/A              N/A
                    1999           12.255908      11.090818        133,707.917            N/A            N/A              N/A
                    2000           11.090818      13.714476         87,465.358            N/A            N/A              N/A
                    2001           13.714476      13.913544        102,884.666            N/A            N/A              N/A
                    2002           13.913544      14.039348        119,723.053        $12.500000     $12.702902        6,736.514
                    2003           14.039348      19.215936        113,130.806         12.702902      17.360006        6,826.424
SMALL CAP OPPORTUNITIES TRUST
                    2003              N/A            N/A              N/A             $12.500000      17.291875        3,390.974
SMALL COMPANY VALUE TRUST
                    1997          $12.500000     $11.890948         64,896.994            N/A            N/A              N/A
                    1998           11.890948      11.143828        136,031.616            N/A            N/A              N/A
                    1999           11.143828      11.837890        110,833.955            N/A            N/A              N/A
                    2000           11.837890      12.335633        156,651.937            N/A            N/A              N/A
                    2001           12.335633      12.925755        137,955.186            N/A            N/A              N/A
                    2002           12.925755      11.960450        155,947.337        $12.500000     $11.505543       13,546.110
                    2003           11.960450      15.725754        166,170.154         11.505543      15.116060       18,194.212
SPECIAL VALUE TRUST
                    2003              N/A            N/A              N/A             $12.500000     $15.629832           58.023
MID CAP VALUE TRUST
                    2001          $12.500000     $12.945151         22,037.536            N/A            N/A              N/A
                    2002           12.945151      11.446104         92,152.487        $12.500000     $11.425215        4,458.636
                    2003           11.446104      14.113941        133,495.683         11.425215      14.063217       42,813.514
VALUE TRUST
                    1997          $12.500000     $15.019763        189,688.364            N/A            N/A              N/A
                    1998           15.019763      14.519332        291,736.295            N/A            N/A              N/A
                    1999           14.519332      13.883152        230,494.539            N/A            N/A              N/A
                    2000           13.883152      17.011828         94,623.664            N/A            N/A              N/A
                    2001           17.011828      17.304087        117,308.302            N/A            N/A              N/A
                    2002           17.304087      13.139390        128,589.511        $12.500000     $ 9.618617       24,986.626
                    2003           13.139390      17.934088         88,004.633          9.618617      13.113578       13,448.653
ALL CAP VALUE TRUST
                    2001          $12.500000     $12.473142         14,474.484            N/A            N/A              N/A
                    2002           12.473142       8.853798         11,408.291        $12.500000     $ 8.867339        2,390.999
                    2003            8.853798      12.049941         23,815.859          8.867339      12.051359        6,850.886
FUNDAMENTAL VALUE TRUST
                    2001          $12.500000     $11.600607         33,717.369            N/A            N/A              N/A
                    2002           11.600607       9.561490         47,095.356        $12.500000     $10.633144       18,985.512
                    2003            9.561490      12.211223         60,307.617         10.633144      13.552445       28,724.872
GROWTH & INCOME TRUST
                    1994          $10.576574     $10.436393         24,644.881            N/A            N/A              N/A
                    1995           10.436393      13.263871        448,739.926            N/A            N/A              N/A
                    1996           13.263871      16.024067      2,888,470.321            N/A            N/A              N/A
                    1997           16.024067      20.936844      3,683,351.338            N/A            N/A              N/A
                    1998           20.936844      26.056725      3,517,115.549            N/A            N/A              N/A
                    1999           26.056725      30.467742      3,324,063.963            N/A            N/A              N/A
                    2000           30.467742      27.835602      1,966,797.615            N/A            N/A              N/A
                    2001           27.835602      24.289203      1,600,522.668            N/A            N/A              N/A
                    2002           24.289203      18.077695      1,214,448.342        $12.500000     $ 9.525105        6,371.336
                    2003           18.077695      22.509721      1,021,121.645          9.525105      11.843741        6,098.273
GREAT COMPANIES-AMERICA TRUST
                    2003              N/A            N/A              N/A             $12.500000     $13.915189            0.000
EQUITY-INCOME TRUST


                                                   SERIES I SHARES                                  SERIES II SHARES
                                     ---------------------------------------------  -----------------------------------------------
                                     UNIT VALUE AT  UNIT VALUE AT  NUMBER OF UNITS  UNIT VALUE AT    UNIT VALUE     NUMBER OF UNITS
            SUB ACCOUNT              START OF YEAR   END OF YEAR    AT END OF YEAR  START OF YEAR  AT END OF YEAR   AT END OF YEAR
-----------------------------------  -------------  -------------  ---------------  -------------  --------------  ----------------
                    1994             $10.844086     $10.578121         31,102.019        N/A            N/A              N/A
                    1995              10.578121      12.870851        375,815.524        N/A            N/A              N/A
                    1996              12.870851      15.172018      2,075,876.729        N/A            N/A              N/A
                    1997              15.172018      19.357272      2,755,727.059        N/A            N/A              N/A
                    1998              19.357272      20.794388      2,465,922.102        N/A            N/A              N/A
                    1999              20.794388      21.149570      1,965,890.905        N/A            N/A              N/A
                    2000              21.149570      23.507739      1,116,961.714        N/A            N/A              N/A
                    2001              23.507739      23.419227      1,002,581.470        N/A            N/A              N/A
                    2002              23.419227      19.976038        811,479.588    $12.500000     $10.702893        2,615.249
                    2003              19.976038      24.674518        798,900.536     10.702893      13.202023       31,380.524
INCOME & VALUE TRUST
                    1994             $10.269505     $10.156264         19,952.394        N/A            N/A              N/A
                    1995              10.156264      12.056663        205,665.149        N/A            N/A              N/A
                    1996              12.056663      13.039212      1,358,995.894        N/A            N/A              N/A
                    1997              13.039212      14.861563      1,405,589.059        N/A            N/A              N/A
                    1998              14.861563      16.824988      1,219,676.937        N/A            N/A              N/A
                    1999              16.824988      17.986686      1,125,825.714        N/A            N/A              N/A
                    2000              17.986686      18.566934        711,329.399        N/A            N/A              N/A
                    2001              18.566934      18.440571        594,379.468        N/A            N/A              N/A
                    2002              18.440571      15.248938        495,362.413    $12.500000     $10.461390          802.906
                    2003              15.248938      18.972143        468,126.726     10.461390      12.995332       24,800.324
BALANCED TRUST
                    1997             $12.500000     $14.573591         43,507.584        N/A            N/A              N/A
                    1998              14.573591      16.377624        106,132.643        N/A            N/A              N/A
                    1999              16.377624      15.843343         84,860.215        N/A            N/A              N/A
                    2000              15.843343      14.130567         76,172.930        N/A            N/A              N/A
                    2001              14.130567      12.481031         52,816.058        N/A            N/A              N/A
                    2002              12.481031      10.513481         32,135.749    $12.500000     $10.643258            0.000
                    2003              10.513481      11.820445         25,526.735     10.643258      11.953196            0.000
GLOBAL ALLOCATION TRUST
                    2000             $12.500000     $11.970334          3,549.851        N/A            N/A              N/A
                    2001              11.970334      10.197351         10,365.151        N/A            N/A              N/A
                    2002              10.197351       7.702576         12,384.004    $12.500000     $ 9.575126       17,106.939
                    2003               7.702576       9.578808         17,888.728      9.575126      11.911549       25,444.002
HIGH YIELD TRUST
                    1997             $12.500000     $13.856003        159,593.993        N/A            N/A              N/A
                    1998              13.856003      14.008370        235,174.727        N/A            N/A              N/A
                    1999              14.008370      14.881850        210,283.790        N/A            N/A              N/A
                    2000              14.881850      13.326181        153,672.676        N/A            N/A              N/A
                    2001              13.326181      12.388789        158,365.903        N/A            N/A              N/A
                    2002              12.388789      11.348366        254,644.638    $12.500000     $11.370655       44,910.656
                    2003              11.348366      13.891585        239,054.175     11.370655      13.891244       40,707.953
STRATEGIC BOND TRUST
                    1994             $10.132498     $ 9.897404          9,621.542        N/A            N/A              N/A
                    1995               9.897404      11.607403        146,877.133        N/A            N/A              N/A
                    1996              11.607403      13.093621        687,006.604        N/A            N/A              N/A
                    1997              13.093621      14.293477      1,309,575.793        N/A            N/A              N/A
                    1998              14.293477      14.243718      1,158,904.476        N/A            N/A              N/A
                    1999              14.243718      14.321908      1,054,279.029        N/A            N/A              N/A
                    2000              14.321908      15.128283        402,747.261        N/A            N/A              N/A
                    2001              15.128283      15.808358        278,990.552        N/A            N/A              N/A
                    2002              15.808358      16.942885        241,484.244    $12.500000     $13.217126          195.864
                    2003              16.942885      18.851344        217,415.089     13.217126      14.681293        2,811.064


                                                   SERIES I SHARES                                 SERIES II SHARES
                                   -----------------------------------------------  -----------------------------------------------
                                   UNIT VALUE AT  UNIT VALUE AT  NUMBER OF UNITS    UNIT VALUE AT    UNIT VALUE     NUMBER OF UNITS
            SUB ACCOUNT            START OF YEAR  END OF YEAR    AT END OF YEAR VV  START OF YEAR  AT END OF YEAR   AT END OF YEAR
---------------------------------  -------------  -------------  -----------------  -------------  --------------  ----------------
GLOBAL BOND TRUST
                    1994           $10.345362     $10.262238          6,324.370           N/A            N/A              N/A
                    1995            10.262238      12.434811        108,887.995           N/A            N/A              N/A
                    1996            12.434811      13.821405      1,152,443.822           N/A            N/A              N/A
                    1997            13.821405      13.995892      1,043,390.432           N/A            N/A              N/A
                    1998            13.995892      14.814388        832,754.874           N/A            N/A              N/A
                    1999            14.814388      13.599529        604,727.661           N/A            N/A              N/A
                    2000            13.599529      13.602454        407,387.684           N/A            N/A              N/A
                    2001            13.602454      13.448939        279,416.362           N/A            N/A              N/A
                    2002            13.448939      15.890969        243,667.958       $12.500000     $14.946973        4,526.580
                    2003            15.890969      18.037496        202,265.894        14.946973      16.932377       31,599.281
DIVERSIFIED BOND TRUST
                    1994           $10.124972     $10.050011          2,989.757           N/A            N/A              N/A
                    1995            10.050011      11.672867        123,692.494           N/A            N/A              N/A
                    1996            11.672867      12.287873        661,002.839           N/A            N/A              N/A
                    1997            12.287873      13.469181        759,271.964           N/A            N/A              N/A
                    1998            13.469181      14.663990        604,747.668           N/A            N/A              N/A
                    1999            14.663990      14.527388        490,754.770           N/A            N/A              N/A
                    2000            14.527388      15.765628        300,463.926           N/A            N/A              N/A
                    2001            15.765628      16.605167        305,448.097           N/A            N/A              N/A
                    2002            16.605167      17.576042        281,579.623       $12.500000     $13.186201          665.875
                    2003            17.576042      18.084366        241,109.441        13.186201      13.565799        4,010.074
INVESTMENT QUALITY BOND TRUST
                    1994           $ 9.785855     $ 9.713969          5,980.272           N/A            N/A              N/A
                    1995             9.713969      11.417606        143,843.254           N/A            N/A              N/A
                    1996            11.417606      11.519237        727,979.095           N/A            N/A              N/A
                    1997            11.519237      12.435620        880,259.981           N/A            N/A              N/A
                    1998            12.435620      13.299876        792,835.875           N/A            N/A              N/A
                    1999            13.299876      12.847911        638,266.213           N/A            N/A              N/A
                    2000            12.847911      13.826642        362,949.743           N/A            N/A              N/A
                    2001            13.826642      14.596065        290,680.308           N/A            N/A              N/A
                    2002            14.596065      15.783782        246,996.691       $12.500000     $13.410129          276.504
                    2003            15.783782      16.662143        200,925.565        13.410129      14.145464        5,640.963
TOTAL RETURN TRUST
                    1999           $12.500000     $12.235367        102,148.881           N/A            N/A              N/A
                    2000            12.235367      13.348487         93,235.107           N/A            N/A              N/A
                    2001            13.348487      14.216074        132,098.202           N/A            N/A              N/A
                    2002            14.216074      15.314133        245,567.091       $12.500000     $13.348694       19,738.773
                    2003            15.314133      15.819221        184,295.551        13.348694      13.770063       15,092.133
REAL RETURN BOND TRUST
                    2003               N/A            N/A              N/A            $12.500000      12.958589       28,120.745
U. S. GOVERNMENT SECURITIES TRUST
                    1994           $10.033365     $ 9.968713         17,964.448           N/A            N/A              N/A
                    1995             9.968713      11.333420        218,996.714           N/A            N/A              N/A
                    1996            11.333420      11.522857        909,658.556           N/A            N/A              N/A
                    1997            11.522857      12.294922        963,718.317           N/A            N/A              N/A
                    1998            12.294922      12.999698        941,111.101           N/A            N/A              N/A
                    1999            12.999698      12.757839        725,036.390           N/A            N/A              N/A
                    2000            12.757839      13.913787        420,833.579           N/A            N/A              N/A
                    2001            13.913787      14.647092        392,064.002           N/A            N/A              N/A
                    2002            14.647092      15.559146        488,943.026       $12.500000     $13.228371        3,728.710
                    2003            15.559146      15.569817        312,202.505        13.228371      13.219027       15,503.079

                                                   SERIES I SHARES                                  SERIES II SHARES
                                    -----------------------------------------------  -----------------------------------------------
                                    UNIT VALUE AT  UNIT VALUE AT   NUMBER OF UNITS   UNIT VALUE AT    UNIT VALUE     NUMBER OF UNITS
            SUB ACCOUNT             START OF YEAR  END OF YEAR    AT END OF YEAR VV  START OF YEAR  AT END OF YEAR   AT END OF YEAR
----------------------------------  -------------  -------------  -----------------  -------------  --------------  ----------------
MONEY MARKET TRUST
                    1994            $10.172129     $10.290731         46,595.747          N/A            N/A              N/A
                    1995             10.290731      10.692803        282,116.623          N/A            N/A              N/A
                    1996             10.692803      11.048244      1,414,861.094          N/A            N/A              N/A
                    1997             11.048244      11.427217      1,688,484.012          N/A            N/A              N/A
                    1998             11.427217      11.811952      1,585,641.987          N/A            N/A              N/A
                    1999             11.811952      12.153141      3,130,591.073          N/A            N/A              N/A
                    2000             12.153141      12.657686      1,761,869.731          N/A            N/A              N/A
                    2001             12.657686      12.895798      2,576,837.859          N/A            N/A              N/A
                    2002             12.895798      12.833898      1,707,141.656      $12.500000     $12.420152      185,510.679
                    2003             12.833898      12.697270        780,496.661       12.420152      12.263567      121,911.725
SMALL CAP INDEX TRUST
                    2000            $12.500000     $11.577217          1,512.641          N/A            N/A              N/A
                    2001             11.577217      11.557294         33,914.705          N/A            N/A              N/A
                    2002             11.557294       8.926733         15,097.701      $12.500000     $ 9.810708          364.815
                    2003              8.926733      12.801395         21,499.490        9.810708      14.025090          364.815
INTERNATIONAL INDEX TRUST
                    2000            $12.500000     $11.148798          2,410.105          N/A            N/A              N/A
                    2001             11.148798       8.508168          5,310.155          N/A            N/A              N/A
                    2002              8.508168       6.933612          3,902.271      $12.500000     $10.614836            0.000
                    2003              6.933612       9.015303         15,338.043       10.614836      13.794960          410.363
MID CAP INDEX TRUST
                    2000            $12.500000     $13.250096            980.287          N/A            N/A              N/A
                    2001             13.250096      12.805647         28,306.141          N/A            N/A              N/A
                    2002             12.805647      10.685918         22,266.696      $12.500000     $10.446948          336.080
                    2003             10.685918      14.144608         20,402.645       10.446948      13.803063          336.080
TOTAL STOCK MARKET INDEX TRUST
                    2000            $12.500000     $11.123861            498.418          N/A            N/A              N/A
                    2001             11.123861       9.692272          5,714.557          N/A            N/A              N/A
                    2002              9.692272       7.503914          5,818.345      $12.500000     $ 9.804582          383.530
                    2003              7.503914       9.635326          7,815.552        9.804582      12.568032        1,309.774
500 INDEX TRUST
                    2000            $12.500000     $11.182275         35,793.642          N/A            N/A              N/A
                    2001             11.182275       9.637624         56,074.743          N/A            N/A              N/A
                    2002              9.637624       7.344179         55,248.850      $12.500000     $ 9.652858          763.582
                    2003              7.344179       9.247369         51,871.037        9.652858      12.130947        1,669.793
LIFESTYLE AGGRESSIVE 1000 TRUST
                    1997            $12.500000     $13.635694         16,912.665          N/A            N/A              N/A
                    1998             13.635694      14.064128         35,287.822          N/A            N/A              N/A
                    1999             14.064128      15.855076         20,252.890          N/A            N/A              N/A
                    2000             15.855076      14.799593          7,113.417          N/A            N/A              N/A
                    2001             14.799593      12.565579          6,503.889          N/A            N/A              N/A
                    2002             12.565579       9.800163         11,775.960      $12.500000     $ 9.993367            0.000
                    2003              9.800163      13.005463          5,461.862        9.993367      13.261867            0.000
LIFESTYLE GROWTH 820 TRUST
                    1997            $12.500000     $13.998474        296,965.327          N/A            N/A              N/A
                    1998             13.998474      14.623605        482,081.492          N/A            N/A              N/A
                    1999             14.623605      16.767184        336,530.505          N/A            N/A              N/A
                    2000             16.767184      16.001947        129,077.985          N/A            N/A              N/A
                    2001             16.001947      15.984331         83,263.067          N/A            N/A              N/A
                    2002             15.984331      11.849829         75,306.123      $12.500000     $10.537942            0.000
                    2003             11.849829      15.100432        196,471.547       10.537942      13.417365       65,146.382

                                                   SERIES I SHARES                                 SERIES II SHARES
                                   -----------------------------------------------  -----------------------------------------------
                                   UNIT VALUE AT  UNIT VALUE AT   NUMBER OF UNITS   UNIT VALUE AT    UNIT VALUE     NUMBER OF UNITS
            SUB ACCOUNT            START OF YEAR   END OF YEAR   AT END OF YEAR VV  START OF YEAR  AT END OF YEAR   AT END OF YEAR
---------------------------------- -------------  -------------  -----------------  -------------  --------------  ----------------
LIFESTYLE BALANCED 640 TRUST
                    1997           $12.500000     $14.031517        217,585.010          N/A            N/A              N/A
                    1998            14.031517      14.591457        271,046.864          N/A            N/A              N/A
                    1999            14.591457      16.136115        129,605.695          N/A            N/A              N/A
                    2000            16.136115      16.274494        114,359.985          N/A            N/A              N/A
                    2001            16.274494      15.242085         97,184.863          N/A            N/A              N/A
                    2002            15.242085      13.500740         90,582.905      $12.500000     $11.180582       19,104.789
                    2003            13.500740      16.463825        197,342.216       11.180582      13.634469      145,993.510
LIFESTYLE MODERATE 460 TRUST
                    1997           $12.500000     $13.981923        143,237.634          N/A            N/A              N/A
                    1998            13.981923      15.096548        197,638.622          N/A            N/A              N/A
                    1999            15.096548      16.021927        179,659.697          N/A            N/A              N/A
                    2000            16.021927      16.431521        131,685.302          N/A            N/A              N/A
                    2001            16.431521      15.984331        137,434.540          N/A            N/A              N/A
                    2002            15.984331      15.087623         75,671.595      $12.500000     $11.849812            0.000
                    2003            15.087623      17.486321        109,589.591       11.849812      13.733715       22,934.134
LIFESTYLE CONSERVATIVE 280 TRUST
                    1997           $12.500000     $13.790807         17,023.204          N/A            N/A              N/A
                    1998            13.790807      14.950846         74,057.315          N/A            N/A              N/A
                    1999            14.950846      15.324704         70,653.704          N/A            N/A              N/A
                    2000            15.324704      16.235059         27,452.957          N/A            N/A              N/A
                    2001            16.235059      16.482670         44,714.467          N/A            N/A              N/A
                    2002            16.482670      16.492074         73,219.130      $12.500000     $12.526309       32,665.867
                    2003            16.492074      18.096503         88,416.895       12.526309      13.744482        9,590.040
AMERICAN INTERNATIONAL TRUST
                    2003               N/A            N/A               N/A          $12.500000     $16.480578       55,309.311
AMERICAN GROWTH TRUST
                    2003               N/A            N/A               N/A          $12.500000     $15.244028      130,715.082
AMERICAN GROWTH-INCOME TRUST
                    2003               N/A            N/A               N/A          $12.500000     $15.362725       93,855.791
AMERICAN BLUE CHIP GROWTH AND
INCOME TRUST
                    2003               N/A            N/A               N/A          $12.500000     $15.273687       28,145.195

Units under the VV series of contracts were first credited under the subaccounts on April 1, 1993, except in the following instances:

     Overseas Trust where units were first credited on January 9, 1995.

     Mid Cap Growth and International Small Cap Trusts where units were first credited on March 4, 1996.

     Growth Trust where units were first credited on July 15, 1996.

     Pacific Rim Emerging Markets, Science & Technology, Emerging Small Company, Aggressive Growth, International Stock, Quantitative Equity, Real Estate Securities, Value, Balanced and High Yield Trusts where units were first credited on January 1, 1997.

     Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, Lifestyle Conservative 280 Trusts where units were first credited on January 7, 1997.

     Small Company Value Trust where units were first credited on October 1, 1997.

     Small Company Blend, Mid Cap Stock, International Value, U.S. Large Cap Value and Total Return Trusts where units were first credited on May 1, 2000.

     Internet Technologies, Dynamic Growth, Tactical Allocation, Small Cap Index, International Index, Mid Cap Index, Total Stock Market Index and 500 Index Trusts where units were first credited on May 1, 2000.

     Capital Appreciation Trust where units were first credited on November 1, 2000.

     Telecommunications, Health Sciences, Mid Cap Growth, Mid Cap Opportunities, Financial Services, All Cap Value, Quantitative Mid Cap, Strategic Growth, Capital Opportunities, Utilities, Mid Cap Value and Fundamental Value Trusts where units were first credited on May 1, 2001.

     Emerging Growth, Natural Resources, Mid Cap Core, Quantitative All Cap, Large Cap Value, Small Cap Opportunities, Special Value and Real Return Bond where units were first credited on May 5, 2003.

     American Growth, American International, American Growth-Income, and American Blue Chip Income and Growth where units were first credited on May 5, 2003.

     Great Companies-America where units were first credited on August 4, 2003.

                       TABLE OF ACCUMULATION UNIT VALUES
       FOR VIS 25 CONTRACTS INVESTING IN SERIES I AND SERIES II SHARES )
                      ISSUED ON OR AFTER JANUARY 28, 2002
                        (REFLECTING NO OPTIONAL RIDERS)

                                                     SERIES I SHARES                                 SERIES II SHARES
                                     -----------------------------------------------  ----------------------------------------------
                                     UNIT VALUE AT  UNIT VALUE AT   NUMBER OF UNITS   UNIT VALUE AT    UNIT VALUE    NUMBER OF UNITS
            SUB ACCOUNT              START OF YEAR   END OF YEAR   AT END OF YEAR VV  START OF YEAR  AT END OF YEAR   AT END OF YEAR
-----------------------------------  -------------  -------------  -----------------  -------------  --------------  ---------------
INTERNET TECHNOLOGIES TRUST
                    2000              $12.500000      $ 6.954217     351,148.001           N/A             N/A             N/A
                    2001                6.954217        3.687062     225,411.277           N/A             N/A             N/A
                    2002                3.687062        2.277340     231,003.585       $ 12.500000     $ 7.710225       1,356.917
                    2003                2.277340        3.643987               0          7.710225      12.284454           0.000
SCIENCE & TECHNOLOGY TRUST
                    1997              $12.500000      $13.613317     355,255.526           N/A             N/A             N/A
                    1998               13.613317       19.191525     674,168.571           N/A             N/A             N/A
                    1999               19.191525       37.660683   1,436,589.022           N/A             N/A             N/A
                    2000               37.660683       24.427405   2,152,362.433           N/A             N/A             N/A
                    2001               24.427405       14.113845   2,301,828.511           N/A             N/A             N/A
                    2002               14.113845        8.223253   1,118,158.599       $ 12.500000     $ 7.368796      17,469.280
                    2003                8.223253       12.165419   1,015,530.261          7.368796      10.906148      62,544.567
PACIFIC RIM EMERGING MARKETS TRUST
                    1997              $12.500000      $ 8.160547      92,489.680           N/A             N/A             N/A
                    1998                8.160547        7.656925     146,258.768           N/A             N/A             N/A
                    1999                7.656925       12.267100     322,514.472           N/A             N/A             N/A
                    2000               12.267100        9.126236     336,366.866           N/A             N/A             N/A
                    2001                9.126236        7.308701     275,605.419           N/A             N/A             N/A
                    2002                7.308701        6.287752     216,488.904       $ 12.500000     $10.687117      19,570.227
                    2003                6.287752        8.703482     219,685.943         10.687117      14.772045     125,525.255
TELECOMMUNICATIONS TRUST
                    2001              $12.500000      $ 7.830870       4,966.619           N/A             N/A             N/A
                    2002                7.830870        4.036658      16,150.250       $ 12.500000     $ 6.822616       1,728.830
                    2003                4.036658        5.644541           0.000          6.822616       9.533537           0.000
HEALTH SCIENCES TRUST
                    2001              $12.500000      $13.390760      68,550.519           N/A             N/A             N/A
                    2002               13.390760        9.583435      79,924.563       $ 12.500000     $ 9.534743      29,566.382
                    2003                9.583435       12.840795      92,555.478          9.534743      12.746949      61,288.079
EMERGING GROWTH TRUST
                    2003                  N/A             N/A             N/A          $ 12.500000     $16.158911      13,126.163
AGGRESSIVE GROWTH TRUST
                    1997              $12.500000      $12.296448     270,398.951           N/A             N/A             N/A
                    1998               12.296448       12.617679     465,435.110           N/A             N/A             N/A
                    1999               12.617679       16.504105     552,060.070           N/A             N/A             N/A
                    2000               16.504105       16.721411   1,035,804.807           N/A             N/A             N/A
                    2001               16.721411       12.172856     834,854.132           N/A             N/A             N/A
                    2002               12.172856        8.984433     663,333.956       $ 12.500000     $ 9.474119      30,207.622
                    2003                8.984433       11.831013     400,714.209          9.474119      12.447664      39,564.686
EMERGING SMALL COMPANY TRUST
                    1997              $12.500000      $14.537900     161,450.115           N/A             N/A             N/A
                    1998               14.537900       14.310172     310,758.065           N/A             N/A             N/A
                    1999               14.310172       24.427201     286,641.557           N/A             N/A             N/A
                    2000               24.427201       22.995348     579,865.236           N/A             N/A             N/A
                    2001               22.995348       17.585667     491,399.315           N/A             N/A             N/A
                    2002               17.585667       12.246107     413,052.734       $ 12.500000     $ 9.058585      42,361.453
                    2003               12.246107       16.831817     362,088.752          9.058585      12.428445     130,996.765

                                                   SERIES I SHARES                                   SERIES II SHARES
                                   -----------------------------------------------   -----------------------------------------------
                                   UNIT VALUE AT  UNIT VALUE AT   NUMBER OF UNITS    UNIT VALUE AT    UNIT VALUE     NUMBER OF UNITS
           SUB ACCOUNT             START OF YEAR   END OF YEAR    AT END OF YEAR     START OF YEAR  AT END OF YEAR   AT END OF YEAR
------------------------------     -------------  -------------  -----------------   -------------  --------------  ----------------
SMALL COMPANY BLEND TRUST
                    1999            $12.500000      $15.895877     104,107.273            N/A             N/A             N/A
                    2000             15.895877       12.549695     581,050.784            N/A             N/A             N/A
                    2001             12.549695       12.058116     370,268.632            N/A             N/A             N/A
                    2002             12.058116        8.829509     354,737.737        $ 12.500000     $ 9.393008      86,867.871
                    2003              8.829509       12.133841     280,802.693           9.393008      12.901400      95,426.334
DYNAMIC GROWTH TRUST
                    2000            $12.500000      $ 7.894008     688,049.098            N/A             N/A             N/A
                    2001              7.894008        4.639280     596,436.562            N/A             N/A             N/A
                    2002              4.639280        3.269019     330,623.685        $ 12.500000     $ 9.578097       8,255.636
                    2003              3.269019        4.149140     469,974.928           9.578097      12.164875      59,266.853
MID CAP GROWTH TRUST
                    2001            $12.500000      $10.354292      69,164.777            N/A             N/A             N/A
                    2002             10.354292        7.091174      66,756.826        $ 12.500000     $ 8.634016      31,971.490
                    2003              7.091174        9.581499           0.000           8.634016      11.640951           0.000
MID CAP OPPORTUNITIES TRUST
                    2001            $12.500000      $10.472982      49,341.924            N/A             N/A             N/A
                    2002             10.472982        7.188459      48,435.737        $ 12.500000     $ 8.907082      15,995.274
                    2003              7.188459        9.569395           0.000           8.907082      11.831387           0.000
MID CAP STOCK TRUST
                    1999            $12.500000      $12.462837     129,674.417            N/A             N/A             N/A
                    2000             12.462837       11.772795     549,482.008            N/A             N/A             N/A
                    2001             11.772795       10.305876     460,267.563            N/A             N/A             N/A
                    2002             10.305876        7.849726     372,124.022        $ 12.500000     $ 9.595389      75,718.899
                    2003              7.849726       10.989664     326,711.413           9.595389      13.399635     146,061.885
NATURAL RESOURCES TRUST
                    2003                N/A             N/A             N/A           $ 12.500000     $17.786425      97,880.153
ALL CAP GROWTH TRUST
                    1996            $12.500000      $13.188627     587,704.824            N/A             N/A             N/A
                    1997             13.188627       14.952186     550,309.278            N/A             N/A             N/A
                    1998             14.952186       18.869029     909,754.925            N/A             N/A             N/A
                    1999             18.869029       26.855000   1,112,356.278            N/A             N/A             N/A
                    2000             26.855000       23.566248   1,935,270.891            N/A             N/A             N/A
                    2001             23.566248       17.667879   1,502,494.996            N/A             N/A             N/A
                    2002             17.667879       13.136686   1,046,555.032        $ 12.500000     $ 9.451441      21,029.995
                    2003             13.136686       16.700075     787,193.329           9.451441      11.992594      65,713.959
STRATEGIC OPPORTUNITIES TRUST
                    1994            $10.675585      $10.965867      36,324.491            N/A             N/A             N/A
                    1995             10.965867       15.402974     663,652.478            N/A             N/A             N/A
                    1996             15.402974       18.199588   1,024,727.992            N/A             N/A             N/A
                    1997             18.199588       21.347335     710,225.513            N/A             N/A             N/A
                    1998             21.347335       22.973151   1,192,385.855            N/A             N/A             N/A
                    1999             22.973151       28.867552   1,071,824.967            N/A             N/A             N/A
                    2000             28.867552       10.941194   1,518,855.269            N/A             N/A             N/A
                    2001             10.941194        8.779269   1,284,082.025            N/A             N/A             N/A
                    2002              8.779269       13.346692     947,136.216        $ 12.500000     $ 7.956590      17,718.902
                    2003             13.346692       16.520961     730,045.209           7.956590       9.831290      28,102.569
FINANCIAL SERVICES TRUST
                    2001            $12.500000      $11.504833      38,016.520            N/A             N/A             N/A
                    2002             11.504833        9.292550      51,293.797        $ 12.500000     $10.347728      26,298.041
                    2003              9.292550       12.210054      46,211.457          10.347728      13.578107      82,916.232

                                                    SERIES I SHARES                                 SERIES II SHARES
                                     ---------------------------------------------  -----------------------------------------------
                                     UNIT VALUE AT  UNIT VALUE AT  NUMBER OF UNITS  UNIT VALUE AT    UNIT VALUE     NUMBER OF UNITS
             SUB ACCOUNT             START OF YEAR  END OF YEAR     AT END OF YEAR  START OF YEAR  AT END OF YEAR   AT END OF YEAR
-----------------------------------  -------------  -------------  ---------------  -------------  --------------  ----------------
INTERNATIONAL STOCK TRUST
                    1997              $12.500000      $12.620816     240,538.835          N/A            N/A             N/A
                    1998               12.620816       14.265882     430,101.363          N/A            N/A             N/A
                    1999               14.265882       18.202233    589,229,.912          N/A            N/A             N/A
                    2000               18.202233       13.458771     772,346.568          N/A            N/A             N/A
                    2001               13.458771       10.444462     584,738.817          N/A            N/A             N/A
                    2002               10.444462        8.879457     456,665.205     $ 12.500000     $ 9.962987      59,320.201
                    2003                8.879457       11.378475     404,416.309        9.962987      12.765244      133214.536
OVERSEAS TRUST
                    1995              $10.000000      $10.528678     178,852.062          N/A            N/A             N/A
                    1996               10.528678       11.660474     351,591.394          N/A            N/A             N/A
                    1997               11.660474       11.460078     374,473.198          N/A            N/A             N/A
                    1998               11.460078       12.168562     617,029.124          N/A            N/A             N/A
                    1999               12.168562       16.833813     885,837.752          N/A            N/A             N/A
                    2000               16.833813       13.458771   1,442,620.010          N/A            N/A             N/A
                    2001               13.458771       10.444462   1,107,046.856          N/A            N/A             N/A
                    2002               10.444462        8.070566     850,590.880     $ 12.500000     $10.010302      31,766.746
                    2003                8.070566       11.418499     642,516.021       10.010302      14.150722      49,514.661
INTERNATIONAL SMALL CAP TRUST
                    1996              $12.500000      $13.465203     224,018.261          N/A            N/A             N/A
                    1997               13.465203       13.348864     193,834.190          N/A            N/A             N/A
                    1998               13.348864       14.687879     258,056.613          N/A            N/A             N/A
                    1999               14.687879       26.718058     379,904.401          N/A            N/A             N/A
                    2000               26.718058       18.618300     517,076.740          N/A            N/A             N/A
                    2001               18.618300       12.616712     415,240.983          N/A            N/A             N/A
                    2002               12.616712       10.334358     294,294.115     $ 12.500000     $10.206568      11,913.679
                    2003               10.334358       15.750610     245,797.758       10.206568      15.534502      41,614.465
INTERNATIONAL VALUE TRUST
                    1999              $12.500000      $12.838810      85,805.983          N/A            N/A             N/A
                    2000               12.838810       11.813131     217,300.853          N/A            N/A             N/A
                    2001               11.813131       10.459987     322,621.319          N/A            N/A             N/A
                    2002               10.459987        8.453467     429,230.544     $ 12.500000     $10.320663     131,471.538
                    2003                8.453467       12.045466     455,582.365       10.320663      14.671519     271,865.539
QUANTITATIVE MID CAP TRUST
                    2001              $12.500000      $10.087326      10,158.935          N/A            N/A             N/A
                    2002               10.087326        7.674908      18,203.567     $ 12.500000     $ 9.700786       1,191.066
                    2003                7.674908       10.458280      19,921.078        9.700786      13.199297       2,775.065
MID CAP CORE TRUST
                    2003                  N/A             N/A             N/A        $ 12.500000     $15.135149      18,343.802
GLOBAL EQUITY TRUST
                    1994              $13.117996      $12.153179      49,050.593          N/A            N/A             N/A
                    1995               12.153179       12.872711     361,285.266          N/A            N/A             N/A
                    1996               12.872711       14.257610     622,699.384          N/A            N/A             N/A
                    1997               14.257610       16.941296     452,078.125          N/A            N/A             N/A
                    1998               16.941296       18.706100     900,761.542          N/A            N/A             N/A
                    1999               18.706100       19.073534   1,126,476.045          N/A            N/A             N/A
                    2000               19.073534       10.941194   1,175,303.681          N/A            N/A             N/A
                    2001               21.049744       17.371743     923,158.610          N/A            N/A             N/A
                    2002               17.371743       13.821990     670,198.147     $ 12.500000     $10.177657      11,623.462
                    2003               13.821990       17.329337     491,507.807       10.177657      12.737013      30,808.964
STRATEGIC GROWTH TRUST
                    2001              $12.500000      $10.087326     102,094.039          N/A            N/A             N/A
                    2002               10.087326        7.713797     114,610.073     $ 12.500000     $ 9.270921      61,549.296
                    2003                7.713797        9.625797      78,999.945        9.270921      11.545878      86,978.216

                                                   SERIES I SHARES                                SERIES II SHARES
                                   ----------------------------------------------  -----------------------------------------------
                                   UNIT VALUE AT  UNIT VALUE AT   NUMBER OF UNITS  UNIT VALUE AT  UNIT VALUE AT    NUMBER OF UNITS
        SUB ACCOUNT                START OF YEAR   END OF YEAR    AT END OF YEAR   START OF YEAR   END OF YEAR      AT END OF YEAR
        -----------                -------------  -------------  ----------------  -------------  -------------    ---------------
CAPITAL APPRECIATION TRUST

                    2000            $12.500000     $10.941194         3,323.728         N/A            N/A                N/A
                    2001             10.941194       8.779269        85,077.058         N/A            N/A                N/A
                    2002              8.779269       5.991604       131,947.411     $12.500000     $ 8.742892         33,042.772
                    2003              5.991604       7.630471       102,031.267       8.742892      11.124546         40,970.933
QUANTITATIVE ALL CAP TRUST

                    2003                N/A            N/A             N/A          $12.500000     $15.380200              0.000
ALL CAP CORE TRUST

                    1996            $12.500000     $13.711434       136,813.299         N/A            N/A                N/A
                    1997             13.711434      16.906185       432,054.497         N/A            N/A                N/A
                    1998             16.906185      20.612746       789,132.498         N/A            N/A                N/A
                    1999             20.612746      26.855000     1,112,356.278         N/A            N/A                N/A
                    2000             26.855000      19.897782     1,605,716.088         N/A            N/A                N/A
                    2001             19.897782      15.388542     1,240,821.273         N/A            N/A                N/A
                    2002             15.388542      11.316875       757,789.625     $12.500000     $ 9.392813         15,893.314
                    2003             11.316875      14.643345       568,337.484       9.392813      12.127142         21,110.688
LARGE CAP GROWTH TRUST

                    1994            $10.444531     $10.303433         7,523.248         N/A            N/A                N/A
                    1995             10.303433      12.443644        67,382.620         N/A            N/A                N/A
                    1996             12.443644      13.829135       119,961.606         N/A            N/A                N/A
                    1997             13.829135      16.200363        57,970.102         N/A            N/A                N/A
                    1998             16.200363      18.982681       130,457.346         N/A            N/A                N/A
                    1999             18.982681      23.393391       380,091.954         N/A            N/A                N/A
                    2000             23.393391      19.733542     1,018,958.910         N/A            N/A                N/A
                    2001             19.733542      15.950869       905,763.700         N/A            N/A                N/A
                    2002             15.950869      12.107110       748,480.224     $12.500000     $ 9.564734        130,986.532
                    2003             12.107110      14.925307       565,551.207       9.564734      11.782886        211,194.096
QUANTITATIVE EQUITY TRUST

                    1997            $12.500000     $16.067235       192,717.960         N/A            N/A                N/A
                    1998             16.067235      19.968902       468,687.291         N/A            N/A                N/A
                    1999             19.968902      24.022598       901,180.009         N/A            N/A                N/A
                    2000             24.022598      25.119884     1,404,267.330         N/A            N/A                N/A
                    2001             25.119884      19.035553       991,429.110         N/A            N/A                N/A
                    2002             19.035553      13.521912       591,277.360     $12.500000     $ 9.100413          9,449.347
                    2003             13.521912      16.433235       418,503.018       9.100413      11.046153         33,247.571
BLUE CHIP GROWTH TRUST

                    1994            $ 9.145044     $ 9.280989        18,796.455         N/A            N/A                N/A
                    1995              9.280989      11.551552       274,368.201         N/A            N/A                N/A
                    1996             11.551552      14.303631       673,370.337         N/A            N/A                N/A
                    1997             14.303631      17.859518     1,129,154.033         N/A            N/A                N/A
                    1998             17.859518      22.573222     2,444,541.966         N/A            N/A                N/A
                    1999             22.573222      26.518360     3,079,280.538         N/A            N/A                N/A
                    2000             26.518360      25.365287     3,684,186.284         N/A            N/A                N/A
                    2001             25.365287      21.302974     2,869,366.467         N/A            N/A                N/A
                    2002             21.302974      15.870738     2,101,903.650     $12.500000     $ 9.527205        110,775.744
                    2003             15.870738      20.165015     1,753,854.275       9.527205      12.090745        234,134.509
U. S. LARGE CAP TRUST

                    1999            $12.500000     $12.700198       662,117.758         N/A            N/A                N/A
                    2000             12.700198      12.840714     1,043,765.979         N/A            N/A                N/A
                    2001             12.840714      12.307781     1,551,917.872         N/A            N/A                N/A
                    2002             12.307781       9.057170     1,228,632.520     $12.500000     $ 9.419481        171,684.211
                    2003              9.057170      12.211016       938,552.512       9.419481      12.664320        251,181.570

                                                   SERIES I SHARES                                SERIES II SHARES
                                   ----------------------------------------------  -----------------------------------------------
                                   UNIT VALUE AT  UNIT VALUE AT   NUMBER OF UNITS  UNIT VALUE AT  UNIT VALUE AT    NUMBER OF UNITS
        SUB ACCOUNT                START OF YEAR   END OF YEAR    AT END OF YEAR   START OF YEAR   END OF YEAR      AT END OF YEAR
        -----------                -------------  -------------  ----------------  -------------  -------------    ---------------
STRATEGIC VALUE TRUST

                    2001            $12.500000     $10.581831       110,610.022         N/A            N/A                N/A
                    2002             10.581831       7.577610       105,416.869     $12.500000     $ 9.325864         14,842.999
                    2003              7.577610       9.598785        69,240.535       9.325864      11.804094         36,611.948
LARGE CAP VALUE TRUST

                    2003                N/A            N/A             N/A          $12.500000     $15.764264         13,455.784
UTILITIES TRUST

                    2001            $12.500000     $ 9.243770        57,629.212         N/A            N/A                N/A
                    2002              9.243770       6.951501        52,017.479     $12.500000     $10.012642         24,955.783
                    2003              6.951501       9.198854        51,675.691      10.012642      13.222661         58,440.578
REAL ESTATE SECURITIES TRUST

                    1997            $12.500000     $14.912035       194,806.572         N/A            N/A                N/A
                    1998             14.912035      12.255908       297,723.946         N/A            N/A                N/A
                    1999             12.255908      11.090818       226,692.229         N/A            N/A                N/A
                    2000             11.090818      13.714476       447,564.522         N/A            N/A                N/A
                    2001             13.714476      13.913544       309,663.396         N/A            N/A                N/A
                    2002             13.913544      14.039348       308,101.279     $12.500000     $12.702902         78,559.781
                    2003             14.039348      19.215936       287,079.828      12.702902      17.360006        129,443.141
SMALL CAP OPPORTUNITIES TRUST

                    2003                N/A            N/A             N/A          $12.500000     $17.291875        382,717.764
SMALL COMPANY VALUE TRUST

                    1997            $12.500000     $11.890948       121,356.238         N/A            N/A                N/A
                    1998             11.890948      11.143828       753,524.163         N/A            N/A                N/A
                    1999             11.143828      11.837890       547,174.367         N/A            N/A                N/A
                    2000             11.837890      12.335633       454,983.311         N/A            N/A                N/A
                    2001             12.335633      12.925755       549,447.776         N/A            N/A                N/A
                    2002             12.925755      11.960450       668,466.126     $12.500000     $11.505543        126,957.101
                    2003             11.960450      15.725754       512,455.212      11.505543      15.116060        195,596.392
SPECIAL VALUE TRUST

                    2003                N/A            N/A             N/A          $12.500000     $15.629832          3,222.516
MID CAP VALUE TRUST

                    2001            $12.500000     $12.945151       182,976.752         N/A            N/A                N/A
                    2002             12.945151      11.446104       402,573.523     $12.500000     $11.425215        168,747.053
                    2003             11.446104      14.113941       333,352.078      11.425215      14.063217        293,117.615
VALUE TRUST

                    1997            $12.500000     $15.019763       532,115.531         N/A            N/A                N/A
                    1998             15.019763      14.519332     1,143,817.237         N/A            N/A                N/A
                    1999             14.519332      13.883152     1,022,887.843         N/A            N/A                N/A
                    2000             13.883152      17.011828     1,043,765.979         N/A            N/A                N/A
                    2001             17.011828      17.304087       966,514.052         N/A            N/A                N/A
                    2002             17.304087      13.139390       817,224.270     $12.500000     $ 9.618617         41,278.818
                    2003             13.139390      17.934088       558,946.118       9.618617      13.113578         92,018.213
ALL CAP VALUE TRUST

                    2001            $12.500000     $12.473142        43,261.454         N/A            N/A                N/A
                    2002             12.473142       8.853798        95,423.876     $12.500000     $ 8.867339         39,569.431
                    2003              8.853798      12.049941       132,486.064       8.867339      12.051359         68,645.010
FUNDAMENTAL VALUE TRUST

                    2001            $12.500000     $11.600607       369,161.395         N/A            N/A                N/A
                    2002             11.600607       9.561490       425,154.838     $12.500000     $10.633144        149,692.860
                    2003              9.561490      12.211223       425,245.149      10.633144      13.552445        130,996.765

                                                   SERIES I SHARES                                SERIES II SHARES
                                   ----------------------------------------------  -----------------------------------------------
                                   UNIT VALUE AT  UNIT VALUE AT   NUMBER OF UNITS  UNIT VALUE AT  UNIT VALUE AT    NUMBER OF UNITS
         SUB ACCOUNT               START OF YEAR   END OF YEAR    AT END OF YEAR   START OF YEAR   END OF YEAR      AT END OF YEAR
         -----------               -------------  -------------  ----------------  -------------  -------------    ---------------
GROWTH & INCOME TRUST

                    1994            $10.576574     $10.436393        24,644.881         N/A            N/A                N/A
                    1995             10.436393      13.263871       448,739.926         N/A            N/A                N/A
                    1996             13.263871      16.024067     1,043,469.657         N/A            N/A                N/A
                    1997             16.024067      20.936844     1,453,214.116         N/A            N/A                N/A
                    1998             20.936844      26.056725     3,147,982.577         N/A            N/A                N/A
                    1999             26.056725      30.467742     4,219,095.207         N/A            N/A                N/A
                    2000             30.467742      27.835602     4,835,620.184         N/A            N/A                N/A
                    2001             27.835602      24.289203     4,118,884.434         N/A            N/A                N/A
                    2002             24.289203      18.077695     3,032,180.745     $12.500000     $ 9.525105        191,762.261
                    2003             18.077695      22.509721     2,466,999.519       9.525105      11.843741        300,418.081
GREAT COMPANIES-AMERICA TRUST

                    2003                N/A            N/A             N/A          $12.500000     $13.915189          1,643.274
EQUITY-INCOME TRUST

                    1994            $10.844086     $10.578121        31,102.019         N/A            N/A                N/A
                    1995             10.578121      12.870851       375,815.524         N/A            N/A                N/A
                    1996             12.870851      15.172018       833,362.583         N/A            N/A                N/A
                    1997             15.172018      19.357272       973,290.243         N/A            N/A                N/A
                    1998             19.357272      20.794388     1,719,624.978         N/A            N/A                N/A
                    1999             20.794388      21.149570     1,586,409.600         N/A            N/A                N/A
                    2000             21.149570      23.507739     1,638,046.414         N/A            N/A                N/A
                    2001             23.507739      23.419227     1,797,814.857         N/A            N/A                N/A
                    2002             23.419227      19.976038     1,622,534.282     $12.500000     $10.702893        264,321.189
                    2003             19.976038      24.674518     1,385,907.694      10.702893      13.202023        520,612.837
INCOME & VALUE TRUST

                    1994            $10.269505     $10.156264        19,952.394         N/A            N/A                N/A
                    1995             10.156264      12.056663       205,665.149         N/A            N/A                N/A
                    1996             12.056663      13.039212       340,400.940         N/A            N/A                N/A
                    1997             13.039212      14.861563       176,904.939         N/A            N/A                N/A
                    1998             14.861563      16.824988       449,891.382         N/A            N/A                N/A
                    1999             16.824988      17.986686       771,920.090         N/A            N/A                N/A
                    2000             17.986686      18.566934       856,030.375         N/A            N/A                N/A
                    2001             18.566934      18.440571     1,038,309.331         N/A            N/A                N/A
                    2002             18.440571      15.248938     1,075,677.081     $12.500000     $10.461390        154,286.495
                    2003             15.248938      18.972143       999,166.764      10.461390      12.995332        340,909.999
BALANCED TRUST

                    1997            $12.500000     $14.573591       209,560.113         N/A            N/A                N/A
                    1998             14.573591      16.377624       683,342.735         N/A            N/A                N/A
                    1999             16.377624      15.843343       782,138.303         N/A            N/A                N/A
                    2000             15.843343      14.130567       514,859.143         N/A            N/A                N/A
                    2001             14.130567      12.481031       434,779.395         N/A            N/A                N/A
                    2002             12.481031      10.513481       332,073.700     $12.500000     $10.643258         54,618.488
                    2003             10.513481      11.820445       268,502.397      10.643258      11.953196         79,837.014
GLOBAL ALLOCATION TRUST

                    2000            $12.500000     $11.970334       135,569.944         N/A            N/A                N/A
                    2001             11.970334      10.197351       178,879.648         N/A            N/A                N/A
                    2002             10.197351       7.702576       142,168.749     $12.500000     $ 9.575126         17,106.943
                    2003              7.702576       9.578808       137,620.451       9.575126      11.911549         25,444.005

                                                   SERIES I SHARES                                SERIES II SHARES
                                   ----------------------------------------------  -----------------------------------------------
                                   UNIT VALUE AT  UNIT VALUE AT   NUMBER OF UNITS  UNIT VALUE AT  UNIT VALUE AT    NUMBER OF UNITS
        SUB ACCOUNT                START OF YEAR   END OF YEAR    AT END OF YEAR   START OF YEAR   END OF YEAR      AT END OF YEAR
        -----------                -------------  -------------  ----------------  -------------  -------------    ---------------
HIGH YIELD TRUST

                    1997            $12.500000     $13.856003       531,676.796         N/A            N/A                N/A
                    1998             13.856003      14.008370     1,741,127.736         N/A            N/A                N/A
                    1999             14.008370      14.881850     1,380,131.201         N/A            N/A                N/A
                    2000             14.881850      13.326181     1,134,966.298         N/A            N/A                N/A
                    2001             13.326181      12.388789     1,117,606.869         N/A            N/A                N/A
                    2002             12.388789      11.348366     1,003,002.135     $12.500000     $11.370655        181,826.677
                    2003             11.348366      13.891585     1,243,480.834      11.370655      13.891244        623,934.957
STRATEGIC BOND TRUST

                    1994            $10.132498     $ 9.897404         9,621.542         N/A            N/A                N/A
                    1995              9.897404      11.607403       146,877.133         N/A            N/A                N/A
                    1996             11.607403      13.093621       470,296.507         N/A            N/A                N/A
                    1997             13.093621      14.293477       681,451.817         N/A            N/A                N/A
                    1998             14.293477      14.243718     1,092,910.900         N/A            N/A                N/A
                    1999             14.243718      14.321908       945,776.422         N/A            N/A                N/A
                    2000             14.321908      15.128283       982,539.539         N/A            N/A                N/A
                    2001             15.128283      15.808358       863,741.852         N/A            N/A                N/A
                    2002             15.808358      16.942885       780,228.534     $12.500000     $13.217126         44,899.395
                    2003             16.942885      18.851344       688,076.934      13.217126      14.681293        117,103.237
GLOBAL BOND TRUST

                    1994            $10.345362     $10.262238         6,324.370         N/A            N/A                N/A
                    1995             10.262238      12.434811       108,887.995         N/A            N/A                N/A
                    1996             12.434811      13.821405       236,432.653         N/A            N/A                N/A
                    1997             13.821405      13.995892       542,434.525         N/A            N/A                N/A
                    1998             13.995892      14.814388       196,058.554         N/A            N/A                N/A
                    1999             14.814388      13.599529       206,366.445         N/A            N/A                N/A
                    2000             13.599529      13.602454       262,586.077         N/A            N/A                N/A
                    2001             13.602454      13.448939       221,863.817         N/A            N/A                N/A
                    2002             13.448939      15.890969       268,551.951     $12.500000     $14.946973         47,241.095
                    2003             15.890969      18.037496       239,886.985      14.946973      16.932377        221,748.185
DIVERSIFIED BOND TRUST

                    1994            $10.124972     $10.050011         2,989.757         N/A            N/A                N/A
                    1995             10.050011      11.672867       123,692.494         N/A            N/A                N/A
                    1996             11.672867      12.287873       193,254.830         N/A            N/A                N/A
                    1997             12.287873      13.469181        98,739.766         N/A            N/A                N/A
                    1998             13.469181      14.663990       261,092.778         N/A            N/A                N/A
                    1999             14.663990      14.527388       292,613.312         N/A            N/A                N/A
                    2000             14.527388      15.765628       376,576.606         N/A            N/A                N/A
                    2001             15.765628      16.605167       567,983.458         N/A            N/A                N/A
                    2002             16.605167      17.576042       666,931.272     $12.500000     $13.186201        109,482.818
                    2003             17.576042      18.084366       515,395.731      13.186201      13.565799        303,142.467
INVESTMENT QUALITY BOND TRUST

                    1994            $ 9.785855     $ 9.713969         5,980.272         N/A            N/A                N/A
                    1995              9.713969      11.417606       143,843.254         N/A            N/A                N/A
                    1996             11.417606      11.519237       359,256.707         N/A            N/A                N/A
                    1997             11.519237      12.435620       262,883.942         N/A            N/A                N/A
                    1998             12.435620      13.299876       855,003.631         N/A            N/A                N/A
                    1999             13.299876      12.847911     1,129,566.354         N/A            N/A                N/A
                    2000             12.847911      13.826642     1,089,451.755         N/A            N/A                N/A
                    2001             13.826642      14.596065     1,189,698.150         N/A            N/A                N/A
                    2002             14.596065      15.783782     1,185,535.118     $12.500000     $13.410129        156,680.185
                    2003             15.783782      16.662143       938,647.775      13.410129      14.145464        276,334.576

                                                   SERIES I SHARES                                SERIES II SHARES
                                   ----------------------------------------------  -----------------------------------------------
                                   UNIT VALUE AT  UNIT VALUE AT   NUMBER OF UNITS  UNIT VALUE AT  UNIT VALUE AT    NUMBER OF UNITS
           SUB ACCOUNT             START OF YEAR   END OF YEAR    AT END OF YEAR   START OF YEAR   END OF YEAR      AT END OF YEAR
           -----------             -------------  -------------  ----------------  -------------  -------------    ---------------
TOTAL RETURN TRUST

                    1999            $12.500000     $12.235367       293,731.960         N/A            N/A               N/A
                    2000             12.235367      13.348487       740,524.155         N/A            N/A               N/A
                    2001             13.348487      14.216074     1,701,935.199         N/A            N/A               N/A
                    2002             14.216074      15.314133     2,299,360.582     $12.500000     $13.348694      1,086,177.566
                    2003             15.314133      15.819221     1,611,195.386      13.348694      13.770063      1,344,382.178
REAL RETURN BOND TRUST

                    2003                N/A            N/A             N/A          $12.500000     $12.958589        514,547.527
U. S. GOVERNMENT SECURITIES TRUST

                    1994            $10.033365     $ 9.968713        17,964.448         N/A            N/A               N/A
                    1995              9.968713      11.333420       218,996.714         N/A            N/A               N/A
                    1996             11.333420      11.522857       283,607.608         N/A            N/A               N/A
                    1997             11.522857      12.294922       291,264.608         N/A            N/A               N/A
                    1998             12.294922      12.999698       909,940.877         N/A            N/A               N/A
                    1999             12.999698      12.757839       986,798.366         N/A            N/A               N/A
                    2000             12.757839      13.913787     1,035,378.919         N/A            N/A               N/A
                    2001             13.913787      14.647092     1,240,821.273         N/A            N/A               N/A
                    2002             14.647092      15.559146     1,464,335.545     $12.500000     $13.228371        914,612.421
                    2003             15.559146      15.569817     1,096,263.731      13.228371      13.219027        801,868.548
MONEY MARKET TRUST

                    1994            $10.172129     $10.290731        46,595.747         N/A            N/A                N/A
                    1995             10.290731      10.692803       282,116.623         N/A            N/A                N/A
                    1996             10.692803      11.048244       516,160.781         N/A            N/A                N/A
                    1997             11.048244      11.427217     1,222,689.467         N/A            N/A                N/A
                    1998             11.427217      11.811952     3,637,922.565         N/A            N/A                N/A
                    1999             11.811952      12.153141     6,264,766.906         N/A            N/A                N/A
                    2000             12.153141      12.657686     5,196,890.223         N/A            N/A                N/A
                    2001             12.657686      12.895798     6,067,571.301         N/A            N/A                N/A
                    2002             12.895798      12.833898     3,628,653.930     $12.500000     $12.420152      2,712,807.194
                    2003             12.833898      12.697270     1,696,874.000      12.420152      12.263567      1,133,620.092
SMALL CAP INDEX TRUST

                    2000            $12.500000     $11.577217        21,196.146         N/A            N/A                N/A
                    2001             11.577217      11.557294       166,371.411         N/A            N/A                N/A
                    2002             11.557294       8.926733       100,376.587     $12.500000     $ 9.810708         43,101.495
                    2003              8.926733      12.801395       125,143.915       9.810708      14.025090         77,247.393
INTERNATIONAL INDEX TRUST

                    2000            $12.500000     $11.148798        45,317.184         N/A            N/A                N/A
                    2001             11.148798       8.508168        24,297.601         N/A            N/A                N/A
                    2002              8.508168       6.933612        27,960.224     $12.500000     $10.614836         19,283.656
                    2003              6.933612       9.015303        25,361.751      10.614836      13.794960         53,451.411
MID CAP INDEX TRUST

                    2000            $12.500000     $13.250096       195,959.755         N/A            N/A                N/A
                    2001             13.250096      12.805647       265,962.544         N/A            N/A                N/A
                    2002             12.805647      10.685918       167,599.474     $12.500000     $10.446948         35,951.803
                    2003             10.685918      14.144608       141,466.522      10.446948      13.803063         67,485.639
TOTAL STOCK MARKET INDEX TRUST

                    2000            $12.500000     $11.123861        81,427.840         N/A            N/A                N/A
                    2001             11.123861       9.692272       205,180.641         N/A            N/A                N/A
                    2002              9.692272       7.503914       152,615.579     $12.500000     $ 9.804582         25,729.435
                    2003              7.503914       9.635326       112,242.487       9.804582      12.568032        107,026.677
500 INDEX TRUST

                    2000            $12.500000     $11.182275       284,601.898         N/A            N/A                N/A
                    2001             11.182275       9.637624       597,926.510         N/A            N/A                N/A
                    2002              9.637624       7.344179       461,102.793     $12.500000     $ 9.652858        104,490.439
                    2003              7.344179       9.247369       452,182.968       9.652858      12.130947        150,468.437

                                                   SERIES I SHARES                                SERIES II SHARES
                                   ----------------------------------------------  -----------------------------------------------
                                   UNIT VALUE AT  UNIT VALUE AT   NUMBER OF UNITS  UNIT VALUE AT  UNIT VALUE AT    NUMBER OF UNITS
          SUB ACCOUNT              START OF YEAR   END OF YEAR    AT END OF YEAR   START OF YEAR   END OF YEAR      AT END OF YEAR
          -----------              -------------  -------------  ----------------  -------------  -------------    ---------------
LIFESTYLE AGGRESSIVE 1000 TRUST

                    1997            $12.500000     $13.635694       206,171.846         N/A            N/A               N/A
                    1998             13.635694      14.064128       276,086.785         N/A            N/A               N/A
                    1999             14.064128      15.855076       169,802.704         N/A            N/A               N/A
                    2000             15.855076      14.799593       253,623.713         N/A            N/A               N/A
                    2001             14.799593      12.565579       297,729.326         N/A            N/A               N/A
                    2002             12.565579       9.800163       272,349.048     $12.500000     $ 9.993367         62,891.822
                    2003              9.800163      13.005463       829,084.268       9.993367      13.261867         68,010.232
LIFESTYLE GROWTH 820 TRUST

                    1997            $12.500000     $13.998474       223,792.942         N/A            N/A               N/A
                    1998             13.998474      14.623605     1,903,948.071         N/A            N/A               N/A
                    1999             14.623605      16.767184     1,241,961.810         N/A            N/A               N/A
                    2000             16.767184      16.001947     1,401,667.363         N/A            N/A               N/A
                    2001             16.001947      15.984331     1,672,102.080         N/A            N/A               N/A
                    2002             15.984331      11.849829     1,586,249.520     $12.500000     $10.537942        221,185.586
                    2003             11.849829      15.100432     1,464,744.707      10.537942      13.417365        656,288.210
LIFESTYLE BALANCED 640 TRUST

                    1997            $12.500000     $14.031517     1,456,423.208         N/A            N/A               N/A
                    1998             14.031517      14.591457     2,558,525.534         N/A            N/A               N/A
                    1999             14.591457      16.136115     1,808,450.426         N/A            N/A               N/A
                    2000             16.136115      16.274494     1,668,357.190         N/A            N/A               N/A
                    2001             16.274494      15.242085     2,293,594.980         N/A            N/A               N/A
                    2002             15.242085      13.500740     2,048,271.664     $12.500000     $11.180582        304,929.471
                    2003             13.500740      16.463825     2,115,301.376      11.180582      13.634469      1,252,816.911
LIFESTYLE MODERATE 460 TRUST

                    1997            $12.500000     $13.981923       486,907.289         N/A            N/A               N/A
                    1998             13.981923      15.096548     1,304,937.192         N/A            N/A               N/A
                    1999             15.096548      16.021927     1,092,440.188         N/A            N/A               N/A
                    2000             16.021927      16.431521       980,134.550         N/A            N/A               N/A
                    2001             16.431521      15.984331       994,549.580         N/A            N/A               N/A
                    2002             15.984331      15.087623       889,286.036     $12.500000     $11.849812        214,501.298
                    2003             15.087623      17.486321       837,478.943      11.849812      13.733715        673,319.624
LIFESTYLE CONSERVATIVE 280 TRUST

                    1997            $12.500000     $13.790807       202,270.252         N/A            N/A               N/A
                    1998             13.790807      14.950846       766,504.994         N/A            N/A               N/A
                    1999             14.950846      15.324704       776,422.562         N/A            N/A               N/A
                    2000             15.324704      16.235059       688,499.055         N/A            N/A               N/A
                    2001             16.235059      16.482670       827,486.706         N/A            N/A               N/A
                    2002             16.482670      16.492074       776,309.326     $12.500000     $12.526309        400,201.186
                    2003             16.492074      18.096503       699,867.053      12.526309      13.744482         897335.166
AMERICAN INTERNATIONAL TRUST

                    2003                N/A            N/A             N/A          $12.500000     $16.480578        100,807.559
AMERICAN GROWTH TRUST

                    2003                N/A            N/A             N/A          $12.500000     $15.244028        386,091.771
AMERICAN GROWTH-INCOME TRUST

                    2003                N/A            N/A             N/A          $12.500000     $15.362725        338,717.077

                                                   SERIES I SHARES                                SERIES II SHARES
                                   ----------------------------------------------  -----------------------------------------------
                                   UNIT VALUE AT  UNIT VALUE AT   NUMBER OF UNITS  UNIT VALUE AT  UNIT VALUE AT    NUMBER OF UNITS
                 SUB ACCOUNT       START OF YEAR   END OF YEAR    AT END OF YEAR   START OF YEAR   END OF YEAR      AT END OF YEAR
                 -----------       -------------  -------------  ----------------  -------------  -------------    ---------------

AMERICAN BLUE CHIP GROWTH AND
 INCOME TRUST

                    2003                N/A            N/A             N/A          $12.500000     $15.273687        153,482.891

Units under the Vis25 series of contracts were first credited under the subaccounts on August 9, 1994, except in the following instances:

  Overseas Trust where units were first credited on January 9, 1995.

  Mid Cap Growth and International Small Cap Trusts where units were first credited on March 4, 1996.

  Growth Trust where units were first credited on July 15, 1996.

  Pacific Rim Emerging Markets, Science & Technology, Emerging Small Company, Aggressive Growth, International Stock, Quantitative Equity, Real Estate Securities, Value, Balanced and High Yield Trusts where units were first credited on January 1, 1997.

  Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, Lifestyle Conservative 280 Trusts where units were first credited on January 7, 1997.

  Small Company Value Trust where units were first credited on October 1, 1997.

  Small Company Blend, Mid Cap Stock, International Value, U.S. Large Cap Value and Total Return Trusts where units were first credited on May 1, 2000.

  Internet Technologies, Dynamic Growth, Tactical Allocation, Small Cap Index, International Index, Mid Cap Index, Total Stock Market Index and 500 Index Trusts where units were first credited on May 1, 2000.

  Capital Appreciation Trust where units were first credited on November 1, 2000.

  Telecommunications, Health Sciences, Mid Cap Growth, Mid Cap Opportunities, Financial Services, All Cap Value, Quantitative Mid Cap, Strategic Growth, Capital Opportunities, Utilities, Mid Cap Value and Fundamental Value Trusts where units were first credited May 1, 2001.

  Emerging Growth, Natural Resources, Mid Cap Core, Quantitative All Cap, Large Cap Value, Small Cap Opportunities, Special Value and Real Return Bond where units were first credited on May 5, 2003.

  American Growth, American International, American Growth-Income, and American Blue Chip Income and Growth where units were first credited on May 5, 2003.

  Great Companies-America where units were first credited on August 4, 2003.

                       STATEMENT OF ADDITIONAL INFORMATION

                  MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H

                                       OF

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                  FLEXIBLE PURCHASE PAYMENT INDIVIDUAL DEFERRED
                            VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING

This Statement of Additional Information is not a Prospectus. It contains information in addition to that described in the Prospectus and should be read in conjunction with the Prospectus dated the same date as this Statement of Additional Information. The Prospectus may be obtained by writing The Manufacturers Life Insurance Company (U.S.A.) at the mailing address of the Annuity Service Office, P.O. Box 9230, Boston, Massachusetts 02205-9230 or telephoning (800) 344-1029.

                The Manufacturers Life Insurance Company (U.S.A.)
                              38500 Woodward Avenue
                        Bloomfield Hills, Michigan 48304
                                    663-3000
                                 (800) 344-1029

             STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2004.

Vision SAI 5/04

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY.........................................................................   3
ACCUMULATION UNIT VALUE TABLES..........................................................................   3
SERVICES................................................................................................   3
  Independent Auditors..................................................................................   3
  Servicing Agent.......................................................................................   3
  Principal Underwriter.................................................................................   3
APPENDIX A:  AUDITED FINANCIAL STATEMENTS...............................................................   A-1

GENERAL INFORMATION AND HISTORY

The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (the "VARIABLE ACCOUNT") is a separate investment account of The Manufacturers Life Insurance Company (U.S.A.) ("WE" or "US" or "MANULIFE USA"). We are a stock life insurance company organized under the laws of Delaware in 1979. Our principal office is located at 38500 Woodward Avenue Bloomfield Hills, Michigan 48304. Our ultimate parent is Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

The Variable Account was established on August 24, 1984 as a separate account of The Manufacturers Life Insurance Company of North America ("Manulife North America"), another wholly-owned subsidiary of MFC which on January 1, 2002 merged into Manulife USA. As a result of this merger, Manulife USA became the owner of all of Manulife North America's assets, including the assets of the Variable Account and assumed all of Manulife North America's obligations including those under the contracts. The merger had no other effect on the terms and conditions of the contracts or on your allocations among investment options.

Our financial statements which are included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

ACCUMULATION UNIT VALUE TABLES

The Accumulation Unit Value Tables are located in Appendix U of the product prospectus.

SERVICES

INDEPENDENT AUDITORS

The consolidated financial statements of The Manufacturers Life Insurance Company (U.S.A.) at December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003, and the financial statements of The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate Account A) at December 31, 2003 and for each of the two years in the period ended December 31, 2003, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

SERVICING AGENT

Computer Sciences Corporation Financial Services Group ("CSC FSG") provides to us a computerized data processing recordkeeping system for variable annuity administration. CSC FSG provides various daily, semimonthly, monthly, semiannual and annual reports including:

         - daily updates on accumulation unit values, variable annuity participants and transactions, and agent production and commissions;

         -        semimonthly commission statements;

         - monthly summaries of agent production and daily transaction reports;

         -        semiannual statements for contract owners; and

         -        annual contract owner tax reports.

We pay CSC FSG approximately $7.80 per policy per year, plus certain other fees for the services provided.

PRINCIPAL UNDERWRITER

Manulife Financial Securities LLC ("Manulife Financial Securities "), an indirect wholly owned subsidiary of MFC, serves as principal underwriter of the contracts. Prior to January 1, 2002, Manufacturers Securities Services, LLC ("MSS"), a Delaware limited liability company controlled by us, served as principal underwriter of the contracts. Contracts are offered on a continuous basis. The aggregate dollar amount of underwriting commissions paid to Manulife Financial Securities in 2003, 2002 and MSS in 2001 were $293,120,491, $275,138,774 and $202,486,965, respectively. Manulife Financial Securities and MSS did not retain any of these amounts during such periods.

                    APPENDIX A: AUDITED FINANCIAL STATEMENTS

                             THE MANUFACTURERS LIFE
                                INSURANCE COMPANY
                                    (U.S.A.)

                              AUDITED CONSOLIDATED
                         U.S. GAAP FINANCIAL STATEMENTS

                                   YEARS ENDED
                        DECEMBER 31, 2003, 2002 AND 2001

                            [MANULIFE FINANCIAL LOGO]

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                    AUDITED CONSOLIDATED FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

                                    CONTENTS

REPORT OF INDEPENDENT AUDITORS..........................................................................       1

AUDITED CONSOLIDATED FINANCIAL STATEMENTS

     CONSOLIDATED BALANCE SHEETS........................................................................       2
     CONSOLIDATED STATEMENTS OF INCOME..................................................................       3
     CONSOLIDATED STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS..........................................       4
     CONSOLIDATED STATEMENTS OF CASH FLOWS..............................................................       5
     NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.........................................................       7

                         REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

We have audited the accompanying consolidated balance sheets of The Manufacturers Life Insurance Company (U.S.A.) and subsidiaries as of December 31, 2003 and 2002, and the related consolidated statements of income, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Manufacturers Life Insurance Company (U.S.A.) and subsidiaries at December 31, 2003 and 2002, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States.

As described in note 1, The Manufacturers Life Insurance Company (U.S.A.) merged with Manulife Reinsurance Corporation (U.S.A.) on January 1, 2002. The comparative financial statements for 2001 represent the combined financial statements of The Manufacturers Life Insurance Company (U.S.A.) and Manulife Reinsurance Corporation (U.S.A.).


                                                  /s/ Ernst & Young LLP


Philadelphia, Pennsylvania
April 8, 2004

THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

CONSOLIDATED BALANCE SHEETS

                As at December 31 ($US millions)
                             ASSETS                                                        2003               2002
                             ------                                                        ----               ----
INVESTMENTS:

Securities available-for-sale, at fair value:
       Fixed-maturity (amortized cost: 2003  $9,827; 2002 $10,816)                      $   10,653          $   11,869
       Equity (cost: 2003 $401; 2002 $674)                                                     475                 679
Mortgage loans                                                                               2,187               1,921
Real estate                                                                                  1,259               1,078
Policy loans                                                                                 2,532               2,369
Short-term investments                                                                         564                 302
                                                                                        ----------          ----------
TOTAL INVESTMENTS                                                                       $   17,670          $   18,218
                                                                                        ----------          ----------
Cash and cash equivalents                                                               $      972          $      718
Deferred acquisition costs                                                                   3,154               2,731
Due from affiliates                                                                          2,330                 618
Amounts recoverable from reinsurers                                                          1,140               1,215
Other assets                                                                                   717                 674
Separate account assets                                                                     43,694              29,929
                                                                                        ----------          ----------
TOTAL ASSETS                                                                            $   69,677          $   54,103
                                                                                        ==========          ==========
LIABILITIES, CAPITAL AND SURPLUS
LIABILITIES:

Policyholder liabilities and accruals                                                   $   20,428          $   19,447
Net deferred tax liability                                                                     426                 196
Due to affiliate                                                                               289                 122
Notes payable to parent                                                                          -                 370
Other liabilities                                                                            1,265                 857
Separate account liabilities                                                                43,694              29,929
                                                                                        ----------          ----------
TOTAL LIABILITIES                                                                       $   66,102          $   50,921
                                                                                        ==========          ==========
CAPITAL AND SURPLUS:

Capital stock                                                                           $        5          $        5
Retained earnings                                                                            2,777               2,666
Accumulated other comprehensive income                                                         793                 511
                                                                                        ----------          ----------
TOTAL CAPITAL AND SURPLUS                                                               $    3,575          $    3,182
                                                                                        ----------          ----------
TOTAL LIABILITIES, CAPITAL AND SURPLUS                                                  $   69,677          $   54,103
                                                                                        ==========          ==========

The accompanying notes are an integral part of these consolidated financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

CONSOLIDATED STATEMENTS OF INCOME

        FOR THE YEARS ENDED DECEMBER 31
               ($US millions)                                    2003               2002             2001
               --------------                                    ----               ----             ----
REVENUE:

     Premiums                                                  $    955          $    1,002         $ 1,044
     Fee income                                                   1,101                 930             903
     Net investment income                                        1,174               1,157           1,184
     Net realized investment gains (losses)                         160                (222)             56
     Other                                                           11                  4              13
                                                               --------          ----------         -------
TOTAL REVENUE                                                  $  3,401          $    2,871         $ 3,200
                                                               --------          ----------         -------

BENEFITS AND EXPENSES:

     Policyholder benefits and claims                          $  1,829          $    1,606         $ 1,734
     Operating expenses and commissions                             654                 575             617
     Amortization of deferred acquisition costs                     227                  92             276
     Interest expense                                                46                  42              46
     Policyholder dividends                                         377                 370             348
                                                               --------          ----------         -------
TOTAL BENEFITS AND EXPENSES                                    $  3,133          $    2,685         $ 3,021
                                                               --------          ----------         -------
INCOME BEFORE INCOME TAXES                                          268                 186             179
                                                               --------          ----------         -------
INCOME TAX EXPENSE                                                   77                  31              34
                                                               --------          ----------         -------
NET INCOME                                                     $    191          $      155         $   145
                                                               ========          ==========         =======

The accompanying notes are an integral part of these consolidated financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

CONSOLIDATED STATEMENTS OF CHANGES IN CAPITAL AND
SURPLUS

                                                                               ACCUMULATED
                                                                                  OTHER              TOTAL
FOR THE YEARS ENDED DECEMBER 31                      CAPITAL      RETAINED    COMPREHENSIVE       CAPITAL AND
       ($US millions)                                 STOCK       EARNINGS    INCOME (LOSS)         SURPLUS
       --------------                                 -----       --------    -------------         -------
BALANCE, DECEMBER 31, 2000                             $ 5        $  2,366      $     303          $   2,674
Comprehensive income                                     -             145           (150)                (5)
Capital contribution                                     -             125              -                125
Dividend to shareholder                                  -            (125)             -               (125)
                                                       ---        --------      ---------          ---------
BALANCE, DECEMBER 31, 2001                             $ 5        $  2,511      $     153          $   2,669
Comprehensive income                                     -             155            358                513
                                                       ---        --------      ---------          ---------
BALANCE, DECEMBER 31, 2002                             $ 5        $  2,666      $     511          $   3,182
                                                       ---        --------      ---------          ---------
Comprehensive income                                     -             191            282                473
Dividend to shareholder                                  -             (80)             -                (80)
                                                       ---        --------      ---------          ---------
BALANCE, DECEMBER 31, 2003                             $ 5        $  2,777      $     793          $   3,575
                                                       ---        --------      ---------          ---------

The accompanying notes are an integral part of these consolidated financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

CONSOLIDATED STATEMENTS OF CASH FLOWS

            FOR THE YEARS ENDED DECEMBER 31
                      ($US millions)                                       2003            2002              2001
                      --------------                                       ----            ----              ----
OPERATING ACTIVITIES:

   Operating cash inflows:

     Premiums                                                           $        972     $   1,018         $   1,014
     Fee income                                                                1,168           981               930
     Net investment income                                                     1,229         1,153             1,211
     Other                                                                        11             4                13
                                                                        ------------     ---------         ---------
     TOTAL OPERATING CASH INFLOWS                                       $      3,380     $   3,156         $   3,168
   Operating cash outflows:

      Benefit payments                                                         1,495         1,480             1,378
      Insurance expenses and taxes                                             1,237         1,180             1,193
      Dividends paid to policyholders                                            373           358               333
      Change in other assets and other liabilities                              (288)         (422)              (83)
                                                                        ------------     ---------         ---------
      TOTAL OPERATING CASH OUTFLOWS                                     $      2,817     $   2,596         $   2,821
                                                                        ------------     ---------         ---------
Net cash provided by operating activities                               $        563     $     560         $     347
                                                                        ------------     ---------         ---------
INVESTING ACTIVITIES:

Fixed-maturity securities sold, matured or repaid                       $     11,223     $   8,634            10,623
Fixed-maturity securities purchased                                           (9,715)       (9,082)          (10,743)
Equity securities sold                                                           530            34               412
Equity securities purchased                                                     (166)         (214)             (587)
Mortgage loans advanced                                                         (564)         (432)             (334)
Mortgage loans repaid                                                            307           186               200
Real estate sold                                                                   -             1                39
Real estate purchased                                                           (197)          (60)              (29)
Policy loans advanced, net                                                      (163)         (143)             (228)
Short-term investments                                                          (262)          (41)              465
Other investments, net                                                            10            (4)              (29)
                                                                        ------------     ---------         ---------
Net cash provided by (used in) investing activities                     $      1,003     $  (1,121)        $    (211)
                                                                        ------------     ---------         ---------
FINANCING ACTIVITIES:

Deposits and interest credited to policyholder account balances         $      1,877     $   1,778         $   1,768
Withdrawals from policyholder account balances                                (1,392)       (1,342)           (1,450)
Unearned revenue                                                                  85           168                 -
Amounts due (from) to affiliates, net                                         (1,516)          101               150
Principal repayment of amounts due to affiliates and parent                     (416)         (211)             (377)
Capital Contribution                                                               -             -               156
Net reinsurance recoverable                                                      132           243               121
Dividend paid to shareholder                                                     (80)            -              (125)
Repaid Funds                                                                      (2)           (2)                -
                                                                        ------------     ---------         ---------
Net cash  (used in)  provided by financing activities                   $     (1,312)    $     735         $     243
                                                                        ------------     ---------         ---------
Increase in cash and cash equivalents during the period                 $        254     $     174         $     379
Cash and cash equivalents at beginning of year                                   718           544               165
                                                                        ------------     ---------         ---------
BALANCE, END OF PERIOD                                                  $        972     $     718         $     544
                                                                        ============     =========         =========

THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                      FOR THE YEARS ENDED DECEMBER 31
                                ($US millions)                                    2003               2002             2001
                                --------------                                    ----               ----             ----
RECONCILIATION OF NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES:

   NET INCOME                                                                    $    191           $   155          $   145
   ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH PROVIDED BY
     OPERATING ACTIVITIES

     Net Realized  (gains) losses                                                    (160)              222              (56)
     Net depreciation, amortization of bond premium discount and other
       investment related items                                                        55                (5)              27
     Addition to policyholder liabilities and accruals                                334               126              356
     Deferred acquisition costs                                                      (651)             (567)            (543)
     Amortization of deferred acquisition costs                                       227                92              276
     Increase in deferred tax liability, net                                          143                83               96
     Interest expense                                                                  46                42               46
     Policyholder dividends                                                             4                12               15
     Change in other assets and other liabilities                                     288               422               83
     Other, net                                                                        86               (22)             (98)

                                                                                 --------           -------          -------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                        $    563           $   560          $   347
                                                                                 ========           =======          =======

The accompanying notes are an integral part of these consolidated financial statements.

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                                DECEMBER 31, 2003
                           (IN MILLIONS OF US DOLLARS)

1.       ORGANIZATION AND BASIS OF PRESENTATION

         The Manufacturers Life Insurance Company (U.S.A.) ("ManUSA") is an indirect, wholly-owned subsidiary of Manulife Financial Corporation ("MFC"), a Canadian-based publicly traded company. MFC and its subsidiaries are collectively known as "Manulife Financial".

         Effective January 1, 2002, Manulife Reinsurance Corporation (U.S.A.) ("MRC"), the former direct parent of ManUSA, and The Manufacturers Life Insurance Company of North America ("MNA"), a former subsidiary of ManUSA, were merged with and into ManUSA to continue under the name The Manufacturers Life Insurance Company (U.S.A.). MRC was the sole shareholder of ManUSA. Shares of ManUSA held by MRC were cancelled and ManUSA issued new shares to MRC's sole shareholder, The Manufacturers Investment Corporation ("MIC").

         Pursuant to the merger on January 1, 2002, MRC transferred its 100% interest in Manulife Reinsurance Limited (Bermuda) ("MRL"), a Bermuda based company, to MIC and as a result, MRL remains a sister company to ManUSA and a 100% controlled subsidiary of MIC.

         The amalgamation of ManUSA and MRC represents the combination of businesses under common control and has been accounted for using "pooling-of-interests" accounting. The accompanying comparative financial statements for 2001 are restated based on the assumption that the companies have been combined since January 1, 2000 and exclude MRL which is currently a subsidiary of MIC. The following is a reconciliation of the amounts of revenue and net income previously reported for 2001 with the restated amounts:

FOR THE YEAR ENDED DECEMBER 31                 2001

TOTAL REVENUE:

As previously reported by ManUSA              $ 2,859

MRC, excluding MRL                                341
                                              -------

AS RESTATED                                   $ 3,200
                                              -------

NET INCOME:

As previously reported by ManUSA

                                              $    41

MRC, excluding MRL                                104
                                              -------

AS RESTATED                                   $   145
                                              -------

1.       ORGANIZATION AND BASIS OF PRESENTATION (CONTINUED)

         Prior to January 1, 2002, ManUSA and MRC, in the normal course of business, entered into certain reinsurance and administrative transactions. These intercompany transactions have been eliminated in the accompanying consolidated financial statements and in the preceding table.

         In addition, on January 1, 2002, all of the in force operations of The Manufacturers Life Insurance Company of America ("MLA"), a subsidiary of ManUSA, were transferred to ManUSA by way of an assumption reinsurance agreement and dividend declaration. As a result of this reorganization, products previously sold and administered under the name of MRC, MNA, and MLA are now offered and administered under the name of ManUSA. Also effective January 1, 2002, Manulife-Wood Logan Holding Co., Inc., Manulife Wood Logan, Inc., and Manulife Holding Corporation, all subsidiaries of ManUSA, were liquidated into ManUSA. All of these transactions have been reflected in these consolidated financial statements at carrying value.

         ManUSA and its subsidiaries, collectively known as the "Company", operate in the life insurance industry, offering a broad range of individual insurance, reinsurance, individual wealth management and group wealth management related products. These products are marketed primarily in the United States.

2.       SIGNIFICANT ACCOUNTING POLICIES

   A)    RECENT ACCOUNTING STANDARDS

         The Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 141, "Business Combinations," ("SFAS 141") and Statement of Financial Accounting Standards No. 142, "Goodwill and Other Intangible Assets" ("SFAS 142"). Both of these Statements were adopted by the Company effective for fiscal periods commencing January 1, 2002. SFAS 141 requires that all business combinations, other than those for businesses under common control, be accounted for using the purchase method and provides specific criteria for recognizing intangible assets separately from goodwill. Under SFAS 142, goodwill and intangible assets with an indefinite useful life are no longer amortized but are reviewed for impairment annually, or more frequently if impairment indicators arise. As at December 31, 2003, goodwill amounted to $62 (2002 - $62) and is recorded in other assets in the consolidated balance sheets. The Company has reviewed the new standards and determined that its goodwill is not impaired.

         The following table presents the restated net income for 2001 assuming retroactive application of the provisions of SFAS 142:

         FOR THE YEAR ENDED DECEMBER 31                                                              2001
         ------------------------------                                                            --------
Net income as reported                                                                             $    145

Addback:  Goodwill amortization, net of tax                                                               2
                                                                                                   --------

NET INCOME, EXCLUDING GOODWILL AMORTIZATION, NET OF TAX                                            $    147
                                                                                                   --------

         In January, 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51",which clarifies the consolidation accounting guidance in Accounting Research Bulletin No. 51, "Consolidated Financial Statements" (ARB No. 51) as it applies to certain entities in which equity investors which do not have the characteristics of a controlling financial interest, or do not have sufficient equity at risk for the entities to finance their activities without additional subordinated financial support from other parties. This interpretation is effective for the fiscal or interim periods beginning after January 1, 2004 for variable interest entities acquired before February 1, 2003, and in 2003 for variable interest entities created after January 31, 2003. The Company is currently evaluating the impact of this pronouncement.

         In April 2003, the FASB's Derivative Implementation Group (DIG) released DIG B36, which addresses whether SFAS No. 133 requires bifurcation of a debt instrument into a debt host contract and an embedded derivative if the debt instrument incorporates both interest rate risk and credit risk exposures that are unrelated or only partially related to the creditworthiness of the issuer of that instrument. Under DIG B36, modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or a total return debt index are examples of arrangements containing embedded derivatives requiring bifurcation. The effective date of the implementation guidance is January 1, 2004. The Company has determined that certain of its reinsurance agreements contain embedded derivatives requiring bifurcation. The Company has not yet determined the fair value of the embedded derivatives or completed its evaluation of the pronouncement.

         In July 2003, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued SOP 03-1. SOP 03-1 provides guidance on a number of topics including separate presentation, interests in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, returns based on a contractually referenced pool of assets or index, accounting for contracts that contain death or other insurance benefit features, accounting for reinsurance and other similar contracts, accounting for annuitization guarantees, and sales inducements to contract holders. SOP 03-1 will be effective for the Company's financial statements on January 1, 2004. The Company is currently evaluating the impact of adopting SOP 03-1 on its consolidated financial statements.

   B)    INVESTMENTS

         The Company classifies all of its fixed-maturity and equity securities as available-for-sale and records these securities at fair value. The cost of fixed-maturity securities is adjusted for the amortization of premiums and accretion of discounts, which are calculated using the effective interest method. For the mortgage-backed bond portion of the fixed-maturity securities portfolio, the Company recognizes amortization using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments.

         Realized gains and losses on sales of securities classified as available-for-sale are recognized in income using the specific-identification method. A decline in the value of a specific security that is considered other-than-temporary results in a write-down of the cost basis of the security and a charge to income in the period of recognition. Unrealized gains and losses, other than unrealized losses that are considered to be other-than-temporary, are reflected directly in accumulated other comprehensive income after adjustments for deferred income taxes, deferred acquisition costs, policyholder liabilities and unearned revenue liability. In evaluating whether a decline in fair value is other than temporary, the Company considers various factors including the time and extent to which the fair value has been less than cost, the financial condition and near term prospects of the issuer and whether the debtor is current on contractually obligated interest and principal payments.

         Mortgage loans are reported at unpaid principal balances, net of a provision for losses. The provision for losses is established for mortgage loans both on a specific as well as on an aggregate basis. Mortgage loans are considered to be impaired when the Company has determined that it is probable that all amounts due under contractual terms will not be collected. Impaired loans are reported at the lower of unpaid principal or fair value of the underlying collateral.

         Real estate held for investment is carried at cost, less accumulated depreciation and provisions for impairment and write-downs, if applicable. Real estate held for sale is carried at the lower of cost or market value where changes in estimates of market value are recognized as realized gains or losses in the consolidated statements of income.

         Policy loans are reported at aggregate unpaid balances, which approximates fair value.

         Short-term investments, which include investments with maturities of less than one year and greater than ninety days at the date of acquisition, are reported at amortized cost which approximates fair value.

   C)    DERIVATIVES

         The Company adopted the Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended by Statement of Financial Accounting Standards No. 138, on January 1, 2001. As a result, all derivative instruments are reported on the Consolidated Balance Sheet at their fair value, with changes in fair value recorded in income or equity, depending on the nature of the derivative instrument. Changes in the fair value of derivatives not designated as hedges are recognized in current period earnings. There was no cumulative transition adjustment at the time of adoption.

         For fair value hedges, the Company is hedging changes in the fair value of assets, liabilities or firm commitments with changes in fair values of the derivative instruments. Changes in the fair value of derivatives are recorded in income, and changes in the fair value of hedged items are recorded in income to the extent the hedge is effective. For cash flow hedges, the Company is hedging the variability of cash flows related to forecasted transactions. The effective portion of changes in the fair value of cash flow hedges is initially recorded in other comprehensive income and is subsequently reflected into income in the same period or periods during which the hedged transaction affects earnings. The Company estimates that deferred net gains of $3 after tax, included in other comprehensive income as at December 31, 2003, will be reclassified into earnings within the next twelve months. Cash flow hedges include hedges of certain forecasted transactions of varying periods up to a maximum of 40 years.

   D)    CASH EQUIVALENTS

         The Company considers all highly liquid debt instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash equivalents are stated at cost plus accrued interest, which approximates fair value.

   E)    DEFERRED ACQUISITION COSTS ("DAC")

         Commissions and other expenses, which vary with and are primarily related to the production of new business, are deferred to the extent recoverable from future gross profits and included as an asset. The portion of DAC associated with variable annuity and variable life insurance contracts, universal life insurance contracts, investment contracts, and participating life insurance contracts is charged to expense in relation to the estimated gross profits of those contracts. This amortization is adjusted retrospectively when current gross profits or estimates of future gross profits are revised. DAC associated with all other insurance and reinsurance contracts is amortized over the premium-paying period of the related policies. Assuming the unrealized gains or losses on securities had been realized at year-end, DAC is adjusted for the impact on current and estimated future gross profits. The impact of any such adjustments is included in net unrealized gains (losses) in accumulated other comprehensive income. DAC is reviewed annually to determine recoverability from future gross profits and any unrecoverable portion is immediately expensed.

   F)    POLICYHOLDER LIABILITIES AND ACCRUALS

         Policyholder liabilities for traditional non-participating life insurance policies, reinsurance policies, and for accident and health policies are computed using the net level premium method. The calculations are based upon estimates as to future mortality, morbidity, persistency, maintenance expenses, and interest rate yields that were applicable in the year of issue. The assumptions include a provision for the risk of adverse deviation.

         For payout annuities in loss recognition, policyholder liabilities are computed using estimates of expected mortality, expenses, and investment yields as determined at the time these contracts first moved into loss recognition. Payout annuity reserves are adjusted for the impact of net realized gains associated with the underlying assets.

         For variable annuity and variable life contracts, universal life insurance contracts, and investment contracts with no substantial mortality or morbidity risk, policyholder liabilities equal the policyholder account values. Account values are increased for deposits received and interest credited and are reduced by withdrawals, mortality charges, and administrative expenses charged to the policyholders.

         For traditional participating life insurance policies, policyholder liabilities are computed using the net level premium reserve for death and endowment policy benefits. Mortality and interest assumptions are the same as the non-forfeiture benefit assumptions at the time the policy was issued. Interest rate assumptions used in the calculation of the liabilities for traditional participating life insurance policies range from 2.5% to 7.8%. As at December 31, 2003, participating insurance expressed as a percentage of gross actuarial reserves and account value is 47%.

         For those participating policies in force as of September 23, 1999 and as a result of the demutualization of The Manufacturers Life Insurance Company ("MLI"), an indirect parent, separate sub-accounts were established within the participating accounts of the Company. These sub-accounts permit this participating business to be operated as a separate "closed block" of business. As at December 31, 2003, $9,315 (2002 - $8,846) of policyholder liabilities and accruals related to the participating policyholders' account is included in the closed block.

         ManUSA's Board of Directors approves the amount of policyholder dividends to be paid annually. The aggregate amount of policyholder dividends is calculated based on actual interest, mortality, morbidity and expense experience for the year, and on management's judgment as to the appropriate level of equity to be retained by the Company. The carrying value of this liability approximates the earned amount and fair value as at December 31, 2003.

   G)    SEPARATE ACCOUNTS

         Separate account assets and liabilities represent funds that are separately administered, principally for investment contracts related to group pension business as well as for variable annuity and variable life contracts, and for which the contract holder, rather than the Company, bears the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Separate account assets are recorded at market value. Operations of the separate accounts are not included in the accompanying consolidated financial statements. However, fees charged on separate account policyholder funds are included in revenue of the Company.

   H)    REVENUE RECOGNITION

         Premiums on long-duration life insurance and reinsurance contracts are recognized as revenue when due. Premiums on short-duration contracts are earned over the related contract period. Net premiums on limited-payment contracts are recognized as revenue and the difference between the gross premium received and the net premium is deferred and recognized in income based on either a constant relationship to insurance in force or the present value of annuity benefits, depending on the product type.

         Fee income from annuity contracts, pension contracts, and insurance contracts consists of charges for mortality, expense, surrender and administration that have been assessed against the policyholder account balances. To the extent such charges compensate the Company for future services, they are deferred and recognized in income over the period earned using the same assumptions as those associated with the amortization of DAC.

         Interest on fixed-maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premiums or discounts. Interest on restructured mortgage loans is recorded as income based on the rate to be paid; interest on delinquent mortgage loans is recorded as income on a cash basis. Dividends are recorded as income on the ex-dividend date.

   I)    POLICYHOLDER BENEFITS AND CLAIMS

         Benefits for variable annuity and variable life contracts, for universal life insurance contracts, and for investment pension contracts include interest credited to policyholder account values and benefit claims incurred during the period in excess of policyholder account values.

   J)    REINSURANCE

         The Company routinely utilizes reinsurance transactions to minimize exposure to large risks. Life reinsurance is accomplished through various plans including yearly renewable term, co-insurance, and modified co-insurance. Reinsurance premiums, policy charges for cost of insurance, and claims are accounted for on a basis consistent with that used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, fees, and claims are reported net of reinsured amounts.

         The amount recoverable from reinsurers and pertaining to policyholder liabilities is presented as a separate asset on the consolidated balance sheets. For those claims paid and covered by a reinsurance treaty, a reinsurance receivable has been included as part of other assets.

   K)    STOCK-BASED COMPENSATION

         Certain of ManUSA's employees are provided compensation in the form of stock options, deferred share units and restricted share units in MFC, the indirect parent of the Company. Effective January 1, 2003, MFC prospectively changed its accounting policy for employee stock options from the intrinsic value method to the fair value method for awards granted on or after January 1, 2002. As a result, the fair value of the stock options granted by MFC to the Company's employees is recorded by the Company over the vesting periods. The fair value of the deferred share units granted by MFC to ManUSA employees is recognized in the accounts of ManUSA over the vesting periods of the units. The intrinsic fair value of the restricted share units granted by MFC to ManUSA employees is recognized in the accounts of ManUSA over the vesting periods of the units. The stock-based compensation is a legal obligation of MFC, but in accordance with US generally accepted accounting principles, is recorded in the accounts of ManUSA.

   L)    INCOME TAXES

         Income taxes have been provided for in accordance with Statement of Financial Accounting Standards No. 109, "Accounting for Income Taxes". Under this method, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities, and are measured using the enacted tax rates and laws that likely will be in effect when the differences are expected to reverse. The measurement of deferred tax assets is reduced by a valuation allowance if, based upon the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

         ManUSA joins its indirect parent, Manulife Holdings (Delaware) LLC., and its subsidiaries, with the exception of The Manufacturers Life Insurance Company of New York ("MNY"), in filing a U.S. consolidated income tax return. MNY files a separate federal income tax return. Prior to the reorganization, MNY filed as a member of the consolidated tax return with its direct parent, MNA [note 1].

         In accordance with the income tax-sharing agreements in effect for the applicable tax years, the Company's income tax provision (or benefit) is computed as if ManUSA and the companies filed separate income tax returns. The tax charge to each of the respective companies will not be more than that which each company would have paid on a separate return basis. Settlements of taxes are made through an increase or reduction to other liabilities. Such settlements occur on a periodic basis in accordance with the tax sharing agreement. Tax benefits from operating losses are provided at the U.S. statutory rate plus any tax credits attributable, provided the consolidated group utilizes such benefits currently.

   M)    FOREIGN EXCHANGE TRANSLATION

         The balance sheet of the Company's foreign operations and the Company's non-U.S. dollar investments are translated into U.S. dollars using exchange rates in effect at the balance sheet date. The statement of income of the Company's foreign operations are translated into U.S. dollars using average exchange rates prevailing during the respective periods. Translation adjustments are included in accumulated other comprehensive income.

   N)    COMPARATIVE FIGURES

         Certain of the prior year's figures have been reclassified to conform to the current year's presentation.

   O)    USE OF ESTIMATES

         The accompanying consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP") which requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from these estimates.

         During 2003, the Company made adjustments to the amortized costs of its fixed-maturity and equity securities, recognizing $53 in other than temporary impairments in the investment portfolio, net of the related DAC and unearned revenue liability unlocking. In 2002, there were more significant adjustments made to the amortized costs of its fixed-maturity and equity securities by recognizing $177 in other than temporary impairments in the investment portfolio, net of the related DAC and unearned revenue liability unlocking. Also in 2002, three items led to a combined net positive income effect from DAC and unearned revenue liability unlocking of $139. The latter changes included positive impacts from an extension of the DAC amortization period on its participating line of business, and improved mortality assumptions on its participating and universal life businesses, and a negative impact from equity market performance below historical assumptions on its variable annuity business.

3.       INVESTMENTS AND INVESTMENT INCOME

   A)    FIXED-MATURITY AND EQUITY SECURITIES

         At December 31, 2003, all fixed-maturity and equity securities have been classified as available-for-sale and reported at fair value. The amortized cost and fair value is summarized as follows:

                                                                                      GROSS
                                                                 GROSS              UNREALIZED
                                     AMORTIZED COST         UNREALIZED GAINS          LOSSES              FAIR VALUE
     AS AT DECEMBER 31             2003         2002       2003        2002       2003       2002       2003        2002
     -----------------             ----         ----       ----        ----       ----       ----       ----        ----
 FIXED-MATURITY SECURITIES:

 U.S. government                  $ 2,536      $ 2,562     $  64      $   (18)   $  197     $    -     $ 2,582     $2,759
 Foreign governments                1,108        1,458       202          314        (3)         -       1,307      1,772
 Corporate                          5,933        6,326       589          639       (23)      (143)      6,499      6,822
 Asset - backed                       250          470        18           47        (3)        (1)        265         516
                                  -------      -------     -----      -------    ------    -------     -------     -------

 TOTAL FIXED-MATURITY              $9,827      $10,816     $ 873      $ 1,197    $  (47)    $ (144)    $10,653     $11,869
 SECURITIES
                                  -------      -------     -----      -------    ------    -------     -------     -------

 EQUITY SECURITIES                   $401      $   714     $  83      $    38    $   (9)    $  (73)    $   475     $   679
                                  -------      -------     -----      -------    ------    -------     -------     -------

         Proceeds from sales of fixed-maturity securities during 2003 were $10,986 (2002 - $8,481 and 2001 - $10,710). Gross gains and losses of
         $251 and $122 respectively, were realized on those sales (2002 - $218 and $154 respectively, 2001 - $230 and $100 respectively). In addition during 2003, other-than-temporary impairments of $10 (2002 - $109, 2001
         - $73) were recognized in income.

         Proceeds from the sale of equity securities during 2003 were $ 530 (2002 - $34 and 2001 - $412). Gross gains and losses of $181 and $147 respectively, were realized on those sales (2002 - $48 and $84 respectively, 2001 - $20 and $31 respectively). In addition during 2003, other-than-temporary impairments of $51 (2002 - $135, 2001 - $48) were recognized in income.

         The cost amounts for both fixed-maturity securities and equity securities are net of the other-than-temporary impairment charges.

         At December 31, 2003, there are 323 fixed-income securities that have a gross unrealized loss of $47 of which the single largest unrealized loss is $7. The Company anticipates that these fixed income securities will perform in accordance with their contractual terms and currently has the ability and intent to hold these fixed-income securities until they recover or mature.

         At December 31, 2003, there are 78 equity securities that have a gross unrealized loss of $9, of which the single largest unrealized loss is $2. The Company anticipates that these equity securities will recover in value.

         The contractual maturities of fixed-maturity securities at December 31, 2003 are shown below.

                AS AT DECEMBER 31, 2003                       AMORTIZED COST             FAIR VALUE
                -----------------------                       --------------             ----------
Fixed-maturity securities, excluding mortgage-backed
securities:

     One year or less                                             $   312                  $    317
     Greater than 1; up to 5 years                                  1,473                     1,565
     Greater than 5; up to 10 years                                 2,802                     3,033
     Due after 10 years                                             4,990                     5,473
Asset - backed securities                                             250                       265
                                                                  -------                  --------
TOTAL FIXED-MATURITY SECURITIES                                   $ 9,827                  $ 10,653
                                                                  -------                  --------

         Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties. Corporate requirements and investment strategies may result in the sale of investments before maturity.

   B)    MORTGAGE LOANS

         Mortgage loans are reported at amortized cost, net of a provision for losses. The impaired mortgage loans and the related allowances for mortgage loan losses were as follows:

 AS AT DECEMBER 31                                                        2003                  2002
 -----------------                                                        ----                  ----
IMPAIRED LOANS                                                           $   90                $   80
                                                                         ------                ------

Allowance, January 1                                                     $   36                $   50

Deductions                                                                   (5)                  (14)
                                                                         ------                ------

ALLOWANCE, DECEMBER 31                                                   $   31                $   36
                                                                         ------                ------

         All impaired loans have been provided for and no interest is accrued on impaired loans.

   C)    INVESTMENT INCOME

         Income by type of investment was as follows:

FOR THE YEARS ENDED DECEMBER 31                               2003             2002             2001
-------------------------------                               ----             ----             ----
Fixed-maturity securities                                    $  737           $  729           $  751

Equity securities                                                12               11               11

Mortgage loans                                                  149              139              128

Investment real estate                                           86               88               91

Other investments                                               228              228              239
                                                             ------           ------           ------

Gross investment income                                       1,212            1,195            1,220

Investment expenses                                             (38)             (38)             (36)
                                                             ------           ------           ------

NET INVESTMENT INCOME                                        $1,174           $1,157           $1,184
                                                             ------           ------           ------

   D)    SIGNIFICANT EQUITY INTERESTS

         ManUSA holds a 27.7% indirect interest in Flex Leasing I, LLC ("Flex I") which is accounted for using the equity method whereby ManUSA recognizes its proportionate share of the investee's net income or loss. In 2003, ManUSA sold its 19.6% direct interest in Flex II, LLC, which also had been accounted for using the equity method, for a realized gain of $1.

         As at December 31, 2003, the total assets for Flex I were $296 (2002 - $306 for Flex I and $87 for Flex II 2001 - $396 for both Flex I and Flex II), with total liabilities amounting to $237 (2002 - $248 for Flex I and $77 for Flex II 2001 - $295 for both Flex I and Flex II)). For the year ended December 31, 2003, total net loss amounted to $5 (2002 - $3 for Flex I and $4 for Flex II 2001 $4 for both Flex I and Flex II).

   E)    SECURITIES LENDING

         The Company engages in securities lending to generate additional income. Certain securities from its portfolio are loaned to other institutions for certain periods of time. Collateral, which exceeds the market value of the loaned securities, is lodged by the borrower with the Company and retained by the Company until the underlying security has been returned to the Company. The collateral is reported in cash and other liabilities. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value fluctuates. As at December 31, 2003, the Company has loaned securities (which are included in invested assets) with a carrying value and market value of approximately $667 and $642 respectively (2002 - $1,316 and $1,407 respectively).

4.       COMPREHENSIVE INCOME

   A)    TOTAL COMPREHENSIVE INCOME WAS AS FOLLOWS:

              FOR THE YEARS ENDED DECEMBER 31                 2003             2002             2001
              -------------------------------                 ----             ----             ----
NET INCOME                                                   $  191           $  155           $  145
                                                             ------           ------           ------

OTHER COMPREHENSIVE  INCOME, NET OF DAC, DEFERRED INCOME
TAXES   AND   OTHER   AMOUNTS    REQUIRED   TO   SATISFY
POLICYHOLDER LIABILITIES:
  Unrealized  holding gains (losses)  arising during the
      year                                                      209              269             (118)

  Minimum pension liability                                      24              (25)              (3)
  Foreign currency translation                                  131               44              (13)
  Less:
  Reclassification  adjustment  for realized  gains and
       losses included in net income                             82              (70)              16
                                                             ------           ------           ------

Other comprehensive income                                      282              358             (150)
                                                             ------           ------           ------

COMPREHENSIVE INCOME                                         $  473           $  513           $   (5)
                                                             ------           ------           ------

         Other comprehensive income is reported net of tax expense (benefit) of $81, $169, and ($74) for 2003, 2002 and 2001, respectively.

   B)    ACCUMULATED OTHER COMPREHENSIVE INCOME IS COMPRISED OF THE FOLLOWING:

           AS AT DECEMBER 31                       2003           2002
           -----------------                       ----           ----
UNREALIZED GAINS :

     Beginning balance                            $ 512          $ 173
     Current period change                          128            339
                                                  -----          -----

     Ending balance                               $ 640          $ 512
                                                  -----          -----
MINIMUM PENSION LIABILITY:

     Beginning balance                            $ (28)         $  (3)
     Current period change                           25            (25)
                                                  -----          -----

     Ending balance                               $  (3)         $ (28)
                                                  -----          -----
FOREIGN CURRENCY:

     Beginning balance                            $  27          $ (17)
     Current period change                          129             44
                                                  -----          -----

     Ending balance                               $ 156          $  27
                                                  -----          -----

ACCUMULATED OTHER COMPREHENSIVE INCOME            $ 793          $ 511
                                                  =====          =====

   C)    UNREALIZED GAINS ON SECURITIES AVAILABLE-FOR-SALE

         Net unrealized gains on fixed-maturity and equity securities included in other comprehensive income were as follows:

                     AS AT DECEMBER 31                                2003             2002
                     -----------------                               -------          -------
Gross unrealized gains                                               $ 1,385          $ 1,234

Gross unrealized losses                                                  (56)            (217)

DAC and other amounts required to satisfy policyholder                  (345)            (237)
      liabilities

Deferred income taxes                                                   (344)            (268)
                                                                     -------          -------

NET UNREALIZED GAINS ON SECURITIES AVAILABLE-FOR-SALE                $   640          $   512
                                                                     -------          -------


5.       DEFERRED ACQUISITION COSTS

         The components of the change in DAC were as follows:

     FOR THE YEARS ENDED DECEMBER 31                                       2003                  2002
     -------------------------------                                     -------               --------
Balance, January 1                                                       $ 2,731               $  2,375
Capitalization                                                               651                    568
Amortization                                                                (227)                   (92)
Effect of net unrealized gains on securities
       available-for-sale                                                     (1)                  (118)
                                                                         -------               --------
BALANCE, DECEMBER 31                                                     $ 3,154               $  2,731
                                                                         -------               --------

6.       INCOME TAXES

         The components of income tax expense were as follows:

FOR THE YEARS ENDED DECEMBER 31                                        2003                   2002       2001
-------------------------------                                       ------                 ------    -------
Current (benefit) expense                                             $  (66)                $ (52)     $ (62)

Deferred expense                                                         143                    83         96
                                                                      ------                 -----      -----

TOTAL EXPENSE                                                         $   77                 $  31      $  34
                                                                      ======                 =====      =====

         Income before federal income taxes differs from taxable income principally due to permanent differences, including tax-exempt investment income and dividends received tax deductions, and timing differences which include differences in the treatment of policy acquisition costs, and differences in reserves for policy and contract liabilities for tax and financial reporting purposes.

         Deferred income tax assets (liabilities), result from tax affecting the differences between financial statement values and tax values of assets and liabilities at each balance sheet date. The Company's deferred income tax assets (liabilities) are as follows:

FOR THE YEARS ENDED DECEMBER 31                                  2003           2002
-------------------------------                                -------        -------
DEFERRED TAX ASSETS:

     Differences in computing policy reserves                  $   598        $   576

     Investments                                                     1              5

     Policyholder dividends payable                                 11             13

     Net operating loss                                            178            214

     Other deferred tax assets                                      34             60
                                                               -------        -------

Deferred tax assets                                            $   822        $   868
                                                               -------        -------

DEFERRED TAX LIABILITIES:

     Deferred acquisition costs                                $   672        $   548

     Unrealized gains on securities available-for-sale             472            349

     Premiums receivable                                            25             27

     Investments                                                    58             90

     Other deferred tax liabilities                                 21             50
                                                               -------        -------

Deferred tax liabilities                                       $ 1,248        $ 1,064
                                                               -------        -------

NET DEFERRED TAX (LIABILITIES) ASSETS                          $  (426)       $  (196)
                                                               -------        -------

         At December 31, 2003, the Company has operating loss carry forwards of $508 that will begin to expire in 2015, and $3.4 of tax credits with no expiry limitation. At December 31, 2002 and December 31, 2001, the company had operating loss carryforwards of $612 and $266 respectively and $1.4 (in both years) of tax credits.

7.       NOTES PAYABLE TO PARENT

         On December 29, 1997, the Company issued two surplus debentures for $240 bearing interest at 7.93% per annum to MIC.

         On April 1, 1998, the Company issued two additional surplus debentures for $150 bearing interest at 8.10% per annum to MIC. During 2002, a partial principal repayment of $20 on one of the debentures was made.

         On December 31, 2003, with the approval of the Michigan Division of Insurance by letter dated December 23, 2003, the Company repaid the total remaining principal of $370 to MIC plus accrued interest of $12. Total interest paid was $31, $32, and $31 for 2003, 2002, and 2001, respectively.

8.       CAPITAL AND SURPLUS

         Capital Stock is comprised of the following:

                                                                            2003                   2002
                                                                            ----                   ----
AUTHORIZED:
     50,000,000 Preferred shares, Par value $1.00                            -                       -
     50,000,000 Common shares, Par value $1.00
ISSUED AND OUTSTANDING:
     100,000 Preferred shares
     4,728,934 Common shares                                                 5                       5
                                                                          ------                  ----

         As part of the reorganization that was effected January 1, 2002, all of ManUSA's outstanding preferred shares and common shares that were held by MRC were redeemed and then reissued to MIC at the same stated value [note 1].

         ManUSA and its life insurance subsidiaries are subject to statutory limitations on the payment of dividends. Dividend payments in excess of prescribed limits cannot be paid without the prior approval of U.S. insurance regulatory authorities.

         Net income (loss) and net capital and surplus, as determined in accordance with statutory accounting principles for ManUSA, MRC and their life insurance subsidiaries were as follows:

                                                                              US STATUTORY BASIS
                                                                     --------------------------------------
                                                                       2003           2002        2001
FOR THE YEARS ENDED DECEMBER 31                                      (NOTE 1)       (NOTE 1)  (NOT RESTATED)
--------------------------------                                     --------------------------------------
THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.):
   Net income (loss)                                                 $   289        $  (396)      $    55
   Net capital and surplus                                               954          1,078         1,280
THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA:
   Net loss                                                          $     -        $     -       $  (117)
   Net capital and surplus                                                 -              -           212
THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA:
   Net loss                                                          $     -        $     -       $   (20)
   Net capital and surplus                                                 -              -           100
MANULIFE REINSURANCE CORPORATION (U.S.A.):
   Net income                                                        $     -        $     -       $   171
   Net capital and surplus                                                 -              -         1,359
THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK:
   Net income (loss)                                                 $     2        $   (26)      $   (26)
   Net capital and surplus                                                52             52            34

         As a result of the demutualization of MLI there are regulatory restrictions on the amounts of profit that can be transferred to shareholders. These restrictions generally take the form of a fixed percentage of the policyholder dividends. The transfers are governed by the terms of MLI's Plan of Demutualization.

9.       PENSION AND OTHER POST-EMPLOYMENT BENEFITS

   A)    EMPLOYEE RETIREMENT PLANS

         The Company sponsors a non-contributory pension plan entitled "The Manulife Financial U.S. Cash Balance Plan" (the "Plan"). Effective January 1, 2002, Manulife Wood Logan Inc. employees commenced earning a benefit under the Plan. Effective July 1, 2002, the Wood Logan Associates, Inc. Pension Plan, which was frozen as of December 31, 2001, was merged into the Plan.

9.       PENSION AND OTHER POST-EMPLOYMENT BENEFITS (CONTINUED)

         Pension benefits are provided to participants of the Plan after 3 years of vesting service with the Company and are a function of the length of service together with final average earnings. The normal form of payment under the Plan is a life annuity, payable at the normal retirement age of 65, and is actuarially equivalent to the cash balance account. Various optional forms of payment are available including a lump sum. Early retirement benefits are actuarially equivalent to the cash balance account, but are subsidized for participants who were age 45 with 5 or more years vesting service with the Company as at July 1, 1998 and who terminate employment after attaining age 50 and have completed 10 years of service.

         Cash balance accounts under the Plan are credited annually with contribution credits and semi-annually with interest credits. Future contribution credits will vary based on service. Interest credits are a function of the 1-year U.S. Treasury Constant Maturity Bond rate plus 0.25%, but no less than 5.25% per annum.

         Actuarial valuation of accumulated plan benefits are based on projected salaries, an assumed discount rate, and best estimates of investment yields on plan assets, mortality of participants,employee termination, and ages at retirement. Pension costs that relate to current service are funded as they accrue and are charged to earnings of the Company in the current period. Vested benefits are fully funded. Experience gains and losses are amortized to income of the Company over the estimated average remaining service lives of the plan participants. No contributions were made during the current or prior year because the Plan was subject to the full funding limitation under the Internal Revenue Code.

         At December 31, 2003, the projected benefit obligation to the participants of the Plan was $76 (2002 - $66), which was based on an assumed interest rate of 6.0% (2002 - 6.75%). The fair value of the Plan assets totaled $71 (2002 - $60).

         The Company also sponsors an unfunded supplemental cash balance plan entitled "The Manulife Financial U.S. Supplemental Cash Balance Plan" (the "Supplemental Plan"). This non-qualified plan provides defined pension benefits in excess of limits imposed by law. Compensation is not limited and benefits are not restricted by the Internal Revenue Code.

         Benefits under the Supplemental Plan are provided to participants who terminate after 3 years of service. The default form of payment under this plan is a lump sum, although participants may elect to receive payment in the form of an annuity provided that such an election is made within the time period prescribed in the Supplemental Plan. If an annuity form of payment is elected, the amount payable is equal to the actuarial equivalent of the participant's balance under the Supplemental Plan, using the factors and assumptions for determining immediate annuity amounts applicable to the participant under the Plan.

         Cash balance contribution credits for the Supplemental Plan vary with service, and interest credits are equal to the 1-year U.S. Treasury Constant Maturity Bond rate plus 0.25%, but no less than 5.25% per annum. The annual contribution credits are made in respect of the participant's compensation that is in excess of the limit set by the Internal Revenue Code. Together, these contributions serve to restore to the participant the benefit that he / she would have been entitled to under the Plan's benefit formula except for the pay and benefit limitations in the Internal Revenue Code.

9.       PENSION AND OTHER POST-EMPLOYMENT BENEFITS (CONTINUED)

         At December 31, 2003, the projected benefit obligation to the participants of the Supplemental Plan was $26 (2002 - $25), which was based on an assumed interest rate of 6.0% (2002 - 6.75%).

   B)    401(K) PLAN

         The Company sponsors a defined contribution 401(k) savings plan, which is subject to the provisions of the Employee Retirement Income Security Act of 1974. The Company contributed $2 in 2003 (2002 - $3).

   C)    POST-RETIREMENT BENEFIT PLAN

         In addition to the retirement plans, the Company sponsors a post-retirement benefit plan that provides retiree medical and life insurance benefits to those who have attained age 50 and have 10 or more years of service with the Company. This plan provides primary medical coverage for retirees and spouses under age 65. When the retirees or the covered spouses reach age 65, Medicare provides primary coverage and this plan provides secondary coverage. This plan is contributory with the amount of contribution based on the service of the employees as at the time of retirement. It also provides the employee with a life insurance benefit of 100% of the salary just prior to retirement up to a maximum of $150,000. This life insurance benefit is reduced to 65% on the first of January following retirement, and is further reduced to 30% at age 70.

         The Company accounts for its retiree benefit plan using the accrual method. At December 31, 2003, the benefit obligation of the postretirement benefit plan was $29 (2002 - $23), which was based on an assumed interest rate of 6.0% (2002 - 6.75%). This plan is unfunded. Post-retirement benefit plan expenses for 2003 were $2 (2002 - $2).

9.       PENSION AND OTHER POST-EMPLOYMENT BENEFITS (CONTINUED)

   D) FINANCIAL INFORMATION REGARDING THE EMPLOYEE RETIREMENT PLANS AND THE POST-RETIREMENT BENEFIT PLAN

         Information applicable to the Employee Retirement Plans and the Post-retirement Benefit Plan as estimated by a consulting actuary for the December 31 year-ends is as follows:

                                                           EMPLOYEE                  POSTRETIREMENT
                                                          RETIREMENT                     BENEFIT
                                                            PLANS                          PLAN
                                                     --------------------------- ----------------------
                 AS AT DECEMBER 31                   2003            2002          2003           2002
                 -----------------                   ----            ----          ----           ----
CHANGE IN BENEFIT OBLIGATION

Benefit obligation at beginning of year              $ (90)         $ (81)         $ (23)         $ (21)
Service cost                                            (5)            (4)            (1)            (1)
Interest cost                                           (6)            (6)            (2)            (1)
Actuarial loss                                          (8)            (6)            (4)            (1)
Benefits paid                                            7              7              1              1
                                                     -----          -----          -----          -----

Benefit obligation at end of year                    $(102)         $ (90)         $ (29)         $ (23)
                                                     -----          -----          -----          -----
CHANGE IN PLAN ASSETS

Fair value of plan assets at beginning of year       $  60          $  74          $   -          $   -

Actual return on plan assets                            16            (10)             -              -
Employer contribution                                    2              3              1              1
Benefits paid                                           (7)            (7)            (1)            (1)
                                                     -----          -----          -----          -----

Fair value of plan assets at end of year             $  71          $  60          $   -          $   -
                                                     -----          -----          -----          -----
Funded status                                        $ (31)         $ (30)         $ (29)         $ (23)
Unrecognized transition asset                           (1)            (3)             -              -
Unrecognized actuarial loss (gain)                      50             52             (6)           (11)
Unrecognized prior service cost                          3              3              -              -
                                                     -----          -----          -----          -----

Net amount recognized                                $  21          $  22          $ (35)         $ (34)
                                                     -----          -----          -----          -----
Amounts recognized in consolidated balance
   sheets consist of:

   Prepaid benefit cost                              $  39          $   -          $   -          $   -
   Accrued benefit liability                           (24)           (24)           (35)           (34)
   Intangible asset                                      1              3              -              -
   Accumulated other comprehensive income                5             43              -              -
                                                     -----          -----          -----          -----

Net amount recognized                                $  21          $  22          $ (35)         $ (34)
                                                     -----          -----          -----          -----

                                                            EMPLOYEE            POST-RETIREMENT
                                                           RETIREMENT                BENEFIT
                                                             PLANS                     PLAN
                                                   --------------------------- --------------------
      AS AT DECEMBER 31                               2003           2002        2003          2002
      -----------------                               ----           ----        ----          ----
WEIGHTED AVERAGE ASSUMPTIONS

Discount rate                                         6.00%         6.75%        6.00%        6.75%
Expected return on plan assets                        8.25%         8.50%         N/A          N/A
Rate of compensation increase                         5.00%         5.00%        5.00%        5.00%
Cost-of-living increase                               3.00%         3.00%         N/A          N/A

         On December 31, 2003, the accrued postretirement benefit plan obligation was $29. The postretirement benefit obligation for eligible active employees was $5. The amount of the postretirement benefit obligation for ineligible active employees was $8. For measurement purposes as at December 31, 2003, an 11.00% annual rate of increase in the per capita cost of covered health care benefits were assumed for 2003 for both pre-65 and post-65 coverages. This rate was assumed to decrease gradually to 5.0% in 2016 and will remain at that level thereafter.

9.       PENSION AND OTHER POST-EMPLOYMENT BENEFITS (CONTINUED)

   D) FINANCIAL INFORMATION REGARDING THE EMPLOYEE RETIREMENT PLANS AND THE POST-RETIREMENT BENEFIT PLAN (CONTINUED)

                                                               EMPLOYEE                POST-RETIREMENT
                                                              RETIREMENT                   BENEFIT
                                                                 PLANS                      PLAN
                                                          ---------------------- ------------------------
             AS AT DECEMBER 31                            2003           2002         2003         2002
             -----------------                            ----           ----         ----         ----
COMPONENTS OF NET PERIODIC  BENEFIT COST FOR PLAN
   SPONSOR
Service cost                                              $  5           $   4       $    1       $     1
Interest cost                                                6               6            2             1
Expected return on plan assets                              (7)             (7)           -             -
Amortization of net transition obligation                   (3)             (2)           -             -
Recognized actuarial loss (gain)                             2               -           (1)           (1)
                                                          ----           -----       ------       -------

NET PERIODIC BENEFIT COST                                 $  3           $   1       $    2       $     1
                                                          ----           -----       ------       -------

         For the pension plans with accumulated benefit obligations in excess of plan assets, the projected benefit obligation, the accumulated benefit obligation, and the fair value of plan assets were $25, $24, and $nil respectively as at December 31, 2003 and $90, $84, and $61 respectively as of December 31, 2002.

         Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plan. A one-percentage-point change in assumed health care cost trend rates would have the following effects on 2003 reported expenses:


                                                        ONE-PERCENTAGE-POINT      ONE-PERCENTAGE-POINT
                                                              INCREASE                   DECREASE
                                                              --------                   --------
Effect  on  total  of  service  and   interest cost
components                                                    $    1                    $     -
Effect on post-retirement benefit obligation                  $    4                    $    (3)

10.      STOCK BASED COMPENSATION

         There are no stock based compensation plans involving stock of ManUSA. However, employees of ManUSA participate in the Executive Stock Option Plan of MFC (the "ESOP"). Under this plan, stock options are periodically granted to selected individuals. The stock options provide the holder with the right to purchase common shares at an exchange price equal to the closing market price of MFC's common shares on the Toronto Stock Exchange on the business day immediately preceding the date the options were granted. The options vest over a period not exceeding 4 years and expire not more than 10 years from the grant date. A total of 36,800,000 MFC common shares have been reserved for issuances under the ESOP.

         Details of outstanding options relating to the employees of ManUSA are as follows:

                                                           2003                                 2002
                                          -----------------------------------------------------------------------
                                                                    Weighted                         Weighted
                                          Number of options         average            Number of      average
                                               options           exercise price         options      exercise
For the years ended December 31              (thousands)             (Cdn.)           (thousands)   price (Cdn.)
-------------------------------              -----------             ------           -----------   ------------
Outstanding, January 1                           1,672              $  40.37             1,000          $ 38.36
Granted                                            270              $  36.38               764          $ 42.76
Exercised                                           (9)             $  37.75               (20)         $ 31.91
Forfeited / Cancelled                             (143)             $  41.27               (72)         $ 40.12
                                                 -----              --------             -----          -------
Outstanding, December 31                         1,790              $  38.54             1,672          $ 40.37
                                                 =====              ========             =====          =======
Exercisable, as at December 31                     832              $  38.43               626          $ 37.23
                                                 =====              ========             =====          =======

         The exercise price of stock options outstanding range from Cdn. $31.60 to Cdn. $46.95 and have a weighted average contractual remaining life of 7.5 years.

         The weighted average fair value of each option granted by MFC in 2003 has been estimated at Cdn. $10.75 (2002 - Cdn.$13.85 ) using the Black-Scholes option-pricing model. The pricing model uses the following weighted average assumptions: risk-free interest rate of 4.8% (2002 - 5.2%), dividend yield of 1.8% (2002 - 1.4%), expected volatility of 25% (2002 - 25%) and expected life of 7 years (2002 - 7 years).

         Effective January 1, 2003, MFC changed its accounting policy on a prospective basis for stock options granted to employees on or after January 1, 2002, from the intrinsic value method to the fair value method. As a result, the Company recorded in its accounts an additional compensation expense, of $1 during the year ended December 31, 2003.

         In 2000, MFC also granted deferred share units (the "DSUs") to certain employees in the ESOP. The DSUs vest over a 4-year period and each unit entitles the holder to receive one common share of MFC on retirement or termination of employment. The DSUs attract dividends in the form of additional DSUs at the same rate as dividends on the common shares of MFC. No DSUs were granted during 2003 and 2002. The number of DSUs outstanding was 170,209 as at December 31, 2003 (2002 - 154,608).
         ManUSA recorded compensation expense of $1 related to DSUs granted by MFC to its employees (2002 - $1, 2001 - $1).

         Effective January 1, 2001, MFC established the Global Share Ownership Plan (the "GSOP") in which ManUSA employees can participate. Under this plan, qualifying employees of ManUSA can choose to have up to 5% of their annual base earnings applied toward the purchase of common shares of MFC. Subject to certain conditions, MFC will match 50% of the employee's eligible contributions. The MFC contributions vest immediately. All contributions will be used by the plan's trustee to purchase common shares in the open market. Amounts matched by MFC in respect of ManUSA employees are charged and expensed to ManUSA via the service agreement between ManUSA and MFC.

         The Company also has deferred compensation incentive plans open to all branch managers and qualified agents.

         During the first quarter of 2003, MFC established a new Restricted Share Unit ("RSU") plan. RSUs represent phantom common shares of MFC that entitle a participant to receive payment equal to the market value of the same number of common shares at the time the RSUs vest. RSUs vest and are paid out in 34 months and the related compensation expense is recognized over the period. At December 31 there were 217,884 RSU's outstanding for eligible employees. The Company recorded a compensation expense related to RSUs of $1, for the year ended December 31, 2003.

11.      DERIVATIVE FINANCIAL INSTRUMENTS

         The Company uses a variety of derivative financial instruments as part of its efforts to manage exposures to foreign currency, interest rate, and other market risks arising from its on-balance sheet financial instruments and future commitments. These instruments include interest rate exchange agreements, cross currency swaps, and foreign currency forward contracts.

         The Company enters into interest rate exchange agreements to reduce and manage interest rate risk associated with individual assets and liabilities. These interest rate exchange agreements consist primarily of interest rate swap agreements and interest rate floors and are regarded as fair value hedges.

         The Company uses cross currency swaps to reduce both foreign exchange and interest rate risk associated with outstanding non-U.S. dollar denominated debt. These instruments are regarded as fair value hedges.

         These instruments are designated and effective as hedges, as there is a high correlation between changes in market value or cash flow of the derivative and the underlying hedged item at inception and over the life of the hedge.

         The Company uses foreign currency forward contracts to hedge some of the foreign exchange risk, as it generates revenue and holds assets in U.S. dollars, but incurs a significant portion of its maintenance and acquisition expenses in Canadian dollars. A foreign currency forward contract obliges the Company to deliver a specified amount of currency on a future date at a specified exchange rate. The value of the foreign exchange forward contracts at any given point fluctuates according to the underlying level of exchange rate and interest rate differentials. These instruments are regarded as cash flow hedges.

         The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. That exposure includes settlement risk (i.e. the risk that the counterparty defaults after the Company has delivered funds or securities under terms of the contract) and replacement cost risk (i.e. the cost to replace the contract at current market rates should the counterparty default prior to the settlement date). To limit exposure associated with counterparty nonperformance on interest rate exchange agreements, the Company enters into master netting agreements with its counterparties.

         Outstanding derivative instruments are as follows:

                                      NOTIONAL OR CONTRACT
                                             AMOUNTS             CARRYING VALUE            FAIR VALUE
                                             -------             --------------            ----------
AS AT DECEMBER 31                       2003        2002         2003        2002        2003       2002
-----------------                       ----        ----         ----        ----        ----       ----
Interest rate & currency swaps &
floors                                 $  830      $1,039       $ (34)       $(15)       $(34)      $(15)

Interest rate option written               12          22          (1)         (2)         (1)        (2)

Equity Contracts                            9           2           -           -           -          -

Currency forwards                         276       1,040          25           5          25          5
                                       ------      ------       -----        ----        ----       ----

TOTAL DERIVATIVES                      $1,127      $2,103       $ (10)       $(12)       $(10)      $(12)
                                       ------      ------       -----        ----        ----       ----

         Fair value of derivative financial instruments reflect the estimated amounts that the Company would receive or pay to terminate the contract at the balance sheet date, including the current unrealized gains (losses) on the instruments. Fair values of the agreements were based on estimates obtained from the individual counter parties.

12.      FAIR VALUE OF FINANCIAL INSTRUMENTS

         The carrying values and the estimated fair values of the Company's financial instruments at December 31, 2003 were as follows:

                                         CARRYING VALUE     FAIR VALUE
                                         --------------     ----------
ASSETS:
   Fixed-maturity and equity securities  $       11,128     $    11,128
   Mortgage loans                                 2,187           2,419
   Policy loans                                   2,532           2,532
       Short term investments                       564             564
LIABILITIES:
   Insurance investment contracts        $        2,365     $     2,333
   Derivative financial instruments                  10              10

         The following methods and assumptions were used to estimate the fair values of the above financial instruments:

         FIXED-MATURITY AND EQUITY SECURITIES: Fair values of fixed-maturity and equity securities were based on quoted market prices where available. Where no quoted market price was available, fair values were estimated using values obtained from independent pricing services or, in the case of fixed-maturity private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of the investments.

         MORTGAGE LOANS: Fair value of mortgage loans was estimated using discounted cash flows and took into account the contractual maturities and discount rates, which were based on current market rates for similar maturity ranges and adjusted for risk due to the property type.

         POLICY LOANS: Carrying values approximate fair values.

         INSURANCE INVESTMENT CONTRACTS: Fair value of insurance investment contracts, which do not subject the Company to significant mortality or morbidity risks, were estimated using cash flows discounted at market rates.

         DERIVATIVE FINANCIAL INSTRUMENTS: Fair values of derivative financial instruments were based on estimates obtained from the individual counterparties.

         SEPARATE ACCOUNT ASSETS AND LIABILITIES: The carrying values in the consolidated balance sheets for separate account assets and liabilities approximate their fair value. Fair value was determined by applying the above outlined methodology to the relevant assets underlying the respective separate accounts.

13.      RELATED PARTY TRANSACTIONS

         The Company has formal service agreements with MFC, which can be terminated by either party upon two months notice. Under the various agreements, the Company will pay direct operating expenses incurred by MFC on behalf of the Company. Services provided under the agreements include legal, actuarial, investment, data processing, accounting and certain other administrative services. Costs incurred under the agreements were $254 in 2003 ( 2002- $277 and 2001- $272 ).

         MFC also provides a claims paying guarantee to certain U.S. policyholders.

         On December 20, 2002, the Company entered into a reinsurance agreement with MRL, to reinsure a block of variable annuity business. The contract reinsures all risks, however, the primary risk reinsured is investment and lapse risk with only limited coverage of mortality risk. Accordingly, the contract was classified as financial reinsurance and given deposit-type accounting treatment. Under the terms of the agreement, the Company received a ceding commission of $123 in 2003 ( 2002 -$168), which is classified as unearned revenue and reported in other liabilities. The amount is being amortized to income as payments are made to MRL. The balance of this unearned revenue as of December 31, 2003 is $253.

         On September 23, 1997, the Company entered into a reinsurance agreement with MRL to reinsure a closed block of participating life insurance business. On December 31, 2003, the Company recaptured the reinsurance agreement. As there was limited transfer of mortality risk between the Company and MRL, the agreement was classified as financial reinsurance and given deposit-type accounting treatment. Title to the assets supporting this block of business was transferred to MRL under the terms of the 2003 agreement. Included in amounts due from affiliates is $nil (2002 - $487) representing the receivable from MRL for the transferred assets which are accounted for in a similar manner as invested assets available-for-sale. As a result of the early termination of the treaty, the company paid MRL a termination fee of $21, which is reported as a reduction of other revenue in 2003.

         On December 31, 2003, the Company entered into a reinsurance agreement with an affiliate, Manulife Reinsurers Bermuda Limited (MRBL), to reinsure 90% of the non-reinsured risk of the closed block of participating life insurance business. As approximately 90% of the mortality risk is covered under previously existing contracts with third party reinsurers and the resulting limited mortality risk inherent in the new contract with MRBL, it was classified as financial reinsurance and given deposit-type accounting treatment. Title to the assets supporting this block of business was transferred to MRBL under the terms of the agreement. Included in amounts due from affiliates is $2,223 (2002 - $nil) representing the receivable from MRBL for the transferred assets, which are accounted for in a similar manner as invested assets available-for-sale.

         Pursuant to a promissory note dated December 19, 2000, issued pursuant to a Credit Agreement of the same date, the Company received a loan of $250 ($375 Canadian) from an affiliate, Manulife Hungary Holdings KFT ("MHHL"). The maturity date with respect to any borrowing is 365 days following the date of the advance of a loan, however the loan is normally renegotiated at each year end. Interest is calculated at a fluctuating rate equivalent to LIBOR plus 39 basis points (32 basis points in 2002) and is payable quarterly commencing March 28, 2001. On December 30, 2002, the Company repaid $177 ($279 Canadian) of the principal balance outstanding. The remaining principal outstanding is $74 ($96 Canadian) and $61 ($96 Canadian) on December 31, 2003 and 2002 respectively.

         On December 29 2001, ManUSA entered into a one-year agreement with MLI to swap $250 ($375 Canadian) at 3-month Banker's Acceptance note plus
         31.34 basis points for US $240 at 3-month LIBOR plus 32.5 basis points. There was no gain or loss reported on the maturity of the swap. On December 29, 2002, ManUSA entered into a one year agreement with MLI to swap Cdn$96 at 3-month Banker's Acceptance note plus 32 basis points for US$61 at a 3-month LIBOR plus 25 basis points. There was no gain or loss on the maturity of the swap. Effective December 28, 2003, the Company entered into a one year agreement to swap Cdn$96 at 3-month Banker's Acceptance note plus 39 basis points for US$71 at a 3-month LIBOR plus 25 basis points.

         A promissory note dated August 7, 2001, was issued by MNA to an affiliate MHHL, pursuant to a Credit Agreement of the same date, with respect to an initial loan of $3.8. The maturity date with respect to any borrowing is 365 days after the date of the advance of a loan. Interest on the loan is calculated at a fluctuating rate equal to LIBOR plus 25 basis points and is payable quarterly starting March 28, 2001. The rate was 3.06% at December 31, 2003.

         Pursuant to a promissory note dated May 7, 1999, ENNAL Inc., a wholly owned non-life subsidiary of the Company, loaned $83 ($125 Canadian) to MLI. Interest is calculated at a rate of 5.6% per annum and is payable annually on December 15. The principal balance was collected on December 15, 2003, resulting in a foreign exchange gain of $10 which was recorded as a realized investment gain.

         As at December 31, 2003, the Company had a total of 2 (2002 - 3) inter-company loans to MRL with a carrying value of $19 (2002 - $27). One of the loans, with a carrying value of $1, matured on December 31, 2003 and was fully paid on January 6, 2004. The other loan matures on May 11, 2006 and bears interest at LIBOR plus 60 basis points. The rate at December 31, 2003 was 1.76%.

         The Company has a liquidity pool in which affiliates can invest their excess cash. The resulting economies of scale allow the Company to earn a spread over the amount it pays its affiliates and the affiliates to earn improved returns on their excess cash. The maximum amount of each affiliate's participation is set by the Company's board.

         Each affiliate's participation in the liquidity pool is evidenced by a grid promissory note issued by the Company with the following terms:

         (1)      A term of approximately ten (10) years;

         (2) Interest payable on the funds is reset daily to the one-month US Dollar London Inter-Bank Bid ("LIBID");

         (3)      Accrued interest is capitalized on the last day of each month;

         (4) The Company can repay, and the lender can require the payment of, all or part of the lender's outstanding balance at any time upon two days prior written notice to the other;

         (5) The unpaid principal plus interest may be reduced to zero from time to time without affecting the validity of the note.

         None of the affiliates are permitted to use the liquidity pool to borrow for their short term cash needs.

         The following table identifies the affiliates and outlines the details of their participation in the Company's liquidity pool:

          AFFILIATE                 LIMIT       EXPIRATION DATE                2003               2002
          ---------                 -----       ---------------                ----               ----
MIC                                 $100           02/24/2012                  $ 34               $10
MRL                                 $ 75           12/31/2012                    71                47
MRBL                                $ 75           12/31/2013                    50                 -
MRBL Reinsurance Trust              $200           12/31/2013                    58                 -
TOTAL                                                                          $213               $57

         The amounts are included in due to affiliates.

14.      REINSURANCE

         In the normal course of business, the Company assumes and cedes reinsurance as a party to several reinsurance treaties with major unrelated insurance companies. The Company remains liable for amounts ceded in the event that reinsurers do not meet their obligations.

         Reinsurance premiums are included in premium revenue as follows:

FOR THE YEARS ENDED DECEMBER 31                                      2003           2002         2001
-------------------------------                                      ----           ----         ----
Direct premiums                                                     $1,011        $ 1,011       $  995

Reinsurance assumed                                                    309            323          369

Reinsurance ceded                                                     (365)          (332)        (320)
                                                                    ------        -------       ------

TOTAL PREMIUMS                                                      $  955        $ 1,002       $1,044
                                                                    ------        -------       ------

         Reinsurance recoveries on ceded reinsurance contracts were $309, $311, and $416 during 2003, 2002 and 2001, respectively.

15.       CONTINGENCIES AND COMMITMENTS

         The Company and its subsidiaries are subject to legal actions arising in the ordinary course of business. These legal actions are not expected to have a material adverse effect on the consolidated financial position of the Company.

         During 2001, the Company entered into an office ground lease agreement, which expires on September 20, 2096. The terms of the lease agreement provide for adjustments in future periods. The minimum aggregate rental commitments on the ground lease together with other rental office space commitments for the next five years are as follows: $12 for 2004, and $11 for 2005 and thereafter. There were no other material operating leases in existence at the end of 2003.

A U D I T E D  F I N A N C I A L  S T A T E M E N T S

The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate Account A)

Years ended December 31, 2003 and 2002

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                          Audited Financial Statements

                     Years ended December 31, 2003 and 2002

                                    CONTENTS

Report of Independent Auditors....................................................................................   1

Audited Financial Statements

Statement of Assets and Contract Owners' Equity...................................................................   4
Statements of Operations and Changes in Contract Owners' Equity...................................................   9
Notes to Financial Statements.....................................................................................  94

                         Report of Independent Auditors

To the Contract Owners of

The Manufacturers Life Insurance Company (U.S.A.)
   Separate Account H

We have audited the accompanying statement of assets and contract owners' equity of The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (the Account, comprising, respectively, the Strategic Opportunities -- Class A, Strategic Opportunities -- Class B, Investment Quality Bond -- Class A, Investment Quality Bond -- Class B, Growth & Income -- Class A, Growth & Income -- Class B, Blue Chip Growth -- Class A, Blue Chip Growth -- Class B, Money Market -- Class A, Money Market -- Class B, Global Equity -- Class A, Global Equity -- Class B, Global Bond -- Class A, Global Bond -- Class B, U.S. Government Securities -- Class A, U.S. Government Securities -- Class B, Diversified Bond -- Class A, Diversified Bond -- Class B, Income & Value -- Class A, Income & Value -- Class B, Large Cap Growth -- Class A, Large Cap Growth -- Class B, Equity-Income -- Class A, Equity-Income -- Class B, Strategic Bond -- Class A, Strategic Bond -- Class B, Overseas -- Class A, Overseas -- Class B, All Cap Core -- Class A, All Cap Core -- Class B, All Cap Growth -- Class A, All Cap Growth -- Class B, International Small Cap -- Class A, International Small Cap -- Class B, Pacific Rim Emerging Markets -- Class A, Pacific Rim Emerging Markets -- Class B, Science & Technology -- Class A, Science & Technology -- Class B, Emerging Small Company -- Class A, Emerging Small Company -- Class B, Aggressive Growth -- Class A, Aggressive Growth -- Class B, International Stock -- Class A, International Stock -- Class B, Quantitative Equity -- Class A, Quantitative Equity -- Class B, Value -- Class A, Value -- Class B, Real Estate Securities -- Class A, Real Estate Securities -- Class B, Balanced -- Class A, Balanced -- Class B, High Yield -- Class A, High Yield -- Class B, Lifestyle Aggressive 1000 -- Class A, Lifestyle Aggressive 1000 -- Class B, Lifestyle Growth 820 -- Class A, Lifestyle Growth 820 -- Class B, Lifestyle Balanced 640 -- Class A, Lifestyle Balanced 640 -- Class B, Lifestyle Moderate 460 -- Class A, Lifestyle Moderate 460 -- Class B, Lifestyle Conservative 280 -- Class A, Lifestyle Conservative 280 -- Class B, Small Company Value -- Class A, Small Company Value -- Class B, International Value -- Class A, International Value -- Class B, Small Company Blend -- Class A, Small Company Blend -- Class B, Total Return -- Class A, Total Return -- Class B, U.S. Large Cap -- Class A, U.S. Large Cap -- Class B, Mid Cap Stock -- Class A, Mid Cap Stock -- Class B, Global Allocation -- Class A, Global Allocation -- Class B, Dynamic Growth -- Class A, Dynamic Growth -- Class B, Internet Technologies -- Class A, Internet Technologies -- Class B, International Index -- Class A, International Index -- Class B, Total Stock Market Index -- Class A, Total Stock Market Index -- Class B, 500 Index -- Class A, 500 Index -- Class B, Mid Cap Index -- Class A, Mid Cap Index -- Class B, Small Cap Index -- Class A, Small Cap Index -- Class B, Capital Appreciation -- Class A, Capital Appreciation -- Class B, Telecommunications -- Class A, Telecommunications -- Class B, Health Sciences -- Class A, Health Sciences -- Class B, Mid Cap Growth -- Class A, Mid Cap Growth -- Class B, Mid Cap Opportunities -- Class A, Mid Cap Opportunities -- Class B, Financial Services -- Class A, Financial Services -- Class B, Quantitative Mid Cap -- Class A, Quantitative Mid Cap -- Class B, Strategic Growth -- Class A, Strategic

Growth -- Class B, All Cap Value -- Class A, All Cap Value -- Class B, Strategic Value -- Class A, Strategic Value -- Class B, Utilities -- Class A, Utilities -- Class B, Mid Cap Value -- Class A, Mid Cap Value -- Class B, Fundamental Value -- Class A, Fundamental Value -- Class B, Emerging Growth -- Class B, Natural Resources -- Class B, Mid Cap Core -- Class B, Quantitative All Cap -- Class B, Large Cap Value -- Class B, Small Cap Opportunities -- Class B, Special Value -- Class B, Real Return Bond -- Class B, Great Companies America -- Class B, American International -- Class B, American Growth -- Class B, American Blue-Chip Income & Growth -- Class B, American Growth-Income -- Class B, Scudder 21st Century Growth -- Class B, Scudder Capital Growth -- Class B, Scudder Global Discovery -- Class B, Scudder Growth & Income -- Class B, Scudder Health Sciences -- Class B, Scudder International -- Class B, Scudder Aggressive Growth -- Class B, Scudder Blue Chip -- Class B, Scudder Contarian Value -- Class B, Scudder Global Blue Chip -- Class B, Scudder Government Securities -- Class B, Scudder Growth -- Class B, Scudder High Income -- Class B, Scudder International Select Equity -- Class B, Scudder Fixed Income -- Class B, Scudder Money Market -- Class B, Scudder Small Cap Growth -- Class B, Scudder Technology Growth -- Class B, Scudder Total Return -- Class B, Scudder Davis Venture Value -- Class B, Scudder Dreman Financial Services -- Class B, Scudder Dreman High Return Equity -- Class B, Scudder Dreman Small Cap Value -- Class B, Scudder Eagle Focused Large Cap Growth -- Class B, Scudder Focus Value & Growth -- Class B, Scudder Index 500 -- Class B, Scudder Invesco Dynamic Growth -- Class B, Scudder Janus Growth & Income -- Class B, Scudder Janus Growth Opportunities -- Class B, Scudder MFS Strategic Value -- Class B, Scudder Oak Strategic Equity -- Class B, Scudder Turner Mid Cap Growth -- Class B, Scudder Real Estate -- Class B, Scudder Strategic Income -- Class B, Alger American Balanced -- Class B, Alger American Leveraged All Cap -- Class B, Credit Suisse Emerging Markets -- Class B, Credit Suisse Global Post Venture Capital -- Class B, Dreyfus Socially Responsible Growth Fund -- Class B, Dreyfus IP Midcap Stock -- Class B, Invesco Utilities -- Class B, Basic Value Focus -- Class A, Small Cap Value Focus -- Class A, Developing Capital Markets Focus -- Class A and Global Allocation -- Class B Sub-Accounts, as of December 31, 2003, and the related statements of operations and changes in contract owners' equity for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodians and/or investment advisors. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts of The Manufacturers Life Insurance Company (U.S.A.) Separate Account H at December 31, 2003, and the results of their operations and the changes in their contract owners' equity for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States.

Hartford, Connecticut
March 22, 2004                                               [ERNST & YOUNG LLP]

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                 Statement of Assets and Contract Owners' Equity

                                December 31, 2003

ASSETS
   Investments at market value:
      Sub-accounts held by Manufacturers Investment Trust:
        Strategic Opportunities Portfolio -- Class A-- 45,344,400 shares (cost $642,385,624)        $  441,654,461
        Strategic Opportunities Portfolio -- Class B-- 2,231,828 shares (cost $19,057,139)              21,671,048
        Investment Quality Bond Portfolio -- Class A-- 20,148,559 shares (cost $239,128,848)           253,468,871
        Investment Quality Bond Portfolio -- Class B-- 4,338,943 shares (cost $53,357,343)              54,453,733
        Growth & Income Portfolio -- Class A-- 58,421,431 shares (cost $1,589,306,377)               1,273,002,987
        Growth & Income Portfolio -- Class B-- 4,038,627 shares (cost $74,215,222)                      87,718,980
        Blue Chip Growth Portfolio -- Class A-- 54,372,762 shares (cost $966,163,300)                  841,690,349
        Blue Chip Growth Portfolio -- Class B-- 6,038,110 shares (cost $78,217,422)                     93,168,042
        Money Market Portfolio -- Class A-- 47,529,496 shares (cost $475,294,961)                      475,294,961
        Money Market Portfolio -- Class B-- 16,418,325 shares (cost $164,183,251)                      164,183,251
        Global Equity Portfolio -- Class A-- 22,701,271 shares (cost $317,412,371)                     297,613,656
        Global Equity Portfolio -- Class B-- 1,422,451 shares (cost $15,649,795)                        18,591,440
        Global Bond Portfolio -- Class A-- 9,657,784 shares (cost $128,127,038)                        148,150,414
        Global Bond Portfolio -- Class B-- 3,873,460 shares (cost $54,992,744)                          59,225,210
        U.S. Government Securities Portfolio -- Class A-- 20,981,184 shares (cost $291,352,433)        293,946,382
        U.S. Government Securities Portfolio -- Class B-- 9,130,446 shares (cost $128,104,302)         127,552,335
        Diversified Bond Portfolio -- Class A-- 18,855,591 shares (cost $197,850,224)                  204,771,723
        Diversified Bond Portfolio -- Class B-- 4,160,157 shares (cost $44,811,047)                     45,096,105
        Income & Value Portfolio -- Class A-- 42,887,385 shares (cost $437,147,321)                    443,884,435
        Income & Value Portfolio -- Class B-- 7,291,029 shares (cost $64,632,417)                       75,170,511
        Large Cap Growth Portfolio -- Class A-- 33,378,614 shares (cost $345,074,945)                  317,430,616
        Large Cap Growth Portfolio -- Class B-- 8,025,259 shares (cost $64,413,211)                     76,079,459
        Equity-Income Portfolio -- Class A-- 50,791,744 shares (cost $750,558,720)                     773,050,343
        Equity-Income Portfolio -- Class B-- 11,093,298 shares (cost $142,926,188)                     168,285,336
        Strategic Bond Portfolio -- Class A-- 17,372,990 shares (cost $186,360,680)                    203,785,167
        Strategic Bond Portfolio -- Class B-- 3,422,127 shares (cost $38,179,757)                       40,004,665
        Overseas Portfolio -- Class A-- 19,064,640 shares (cost $160,876,951)                          182,448,604
        Overseas Portfolio -- Class B-- 2,453,061 shares (cost $18,718,952)                             23,426,728
        All Cap Core Portfolio -- Class A-- 14,413,356 shares (cost $223,674,181)                      197,751,243
        All Cap Core Portfolio -- Class B-- 709,485 shares (cost $8,585,644)                             9,712,856
        All Cap Growth Portfolio -- Class A-- 23,040,828 shares (cost $397,055,503)                    332,018,328
        All Cap Growth Portfolio -- Class B-- 2,069,182 shares (cost $25,707,512)                       29,734,149
        International Small Cap Portfolio -- Class A-- 7,618,681 shares (cost $102,209,792)            111,080,374
        International Small Cap Portfolio -- Class B-- 1,476,120 shares (cost $17,652,694)              21,492,310
        Pacific Rim Emerging Markets Portfolio -- Class A-- 5,073,365 shares (cost $35,395,759)         41,398,658
        Pacific Rim Emerging Markets Portfolio -- Class B-- 2,262,438 shares (cost $16,442,742)         18,416,249
        Science & Technology Portfolio -- Class A-- 32,881,735 shares (cost $505,026,107)              375,838,233
        Science & Technology Portfolio -- Class B-- 5,286,921 shares (cost $48,967,446)                 60,376,643
        Emerging Small Company Portfolio -- Class A-- 6,471,974 shares (cost $168,991,270)             166,847,500
        Emerging Small Company Portfolio -- Class B-- 2,232,019 shares (cost $46,531,546)               57,407,534
        Aggressive Growth Portfolio -- Class A-- 14,494,651 shares (cost $197,633,914)                 192,488,970
        Aggressive Growth Portfolio -- Class B-- 2,529,590 shares (cost $27,160,612)                    33,517,066

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

           Statement of Assets and Contract Owners' Equity (continued)

ASSETS (CONTINUED)
        International Stock Portfolio -- Class A-- 9,306,798 shares (cost $89,155,981)              $ 90,182,873
        International Stock Portfolio -- Class B-- 2,510,048 shares (cost $19,539,802)                24,297,261
        Quantitative Equity Portfolio -- Class A-- 7,943,334 shares (cost $124,164,534)              120,738,674
        Quantitative Equity Portfolio -- Class B-- 381,605 shares (cost $5,129,464)                    5,781,310
        Value Portfolio -- Class A-- 11,593,673 shares (cost $180,313,925)                           198,135,866
        Value Portfolio -- Class B-- 1,591,346 shares (cost $21,714,693)                              27,116,533
        Real Estate Securities Portfolio -- Class A-- 6,745,811 shares (cost $112,133,127)           140,650,166
        Real Estate Securities Portfolio -- Class B-- 3,530,589 shares (cost $58,971,259)             73,400,950
        Balanced Portfolio -- Class A-- 4,662,922 shares (cost $63,437,451)                           58,985,960
        Balanced Portfolio -- Class B-- 1,364,831 shares (cost $15,844,737)                           17,210,520
        High Yield Portfolio -- Class A-- 21,905,998 shares (cost $196,124,946)                      217,964,681
        High Yield Portfolio -- Class B-- 9,868,786 shares (cost $90,156,181)                         97,799,673
        Lifestyle Aggressive 1000 Portfolio -- Class A-- 11,748,630 shares (cost $125,885,815)       128,412,529
        Lifestyle Aggressive 1000 Portfolio -- Class B-- 12,220,973 shares (cost $111,058,654)       133,575,232
        Lifestyle Growth 820 Portfolio -- Class A-- 48,130,265 shares (cost $567,149,870)            570,824,944
        Lifestyle Growth 820 Portfolio -- Class B-- 50,966,471 shares (cost $516,280,678)            603,952,682
        Lifestyle Balanced 640 Portfolio -- Class A-- 53,265,730 shares (cost $627,776,614)          662,093,028
        Lifestyle Balanced 640 Portfolio -- Class B-- 54,225,325 shares (cost $591,971,172)          674,020,791
        Lifestyle Moderate 460 Portfolio -- Class A-- 20,119,988 shares (cost $239,785,749)          257,334,647
        Lifestyle Moderate 460 Portfolio -- Class B-- 20,225,913 shares (cost $234,443,306)          258,689,422
        Lifestyle Conservative 280 Portfolio -- Class A-- 10,817,109 shares (cost $137,689,535)      147,545,368
        Lifestyle Conservative 280 Portfolio -- Class B-- 9,801,016 shares (cost $126,281,330)       133,685,859
        Small Company Value Portfolio -- Class A-- 14,091,446 shares (cost $205,129,245)             241,527,392
        Small Company Value Portfolio -- Class B-- 7,036,118 shares (cost $98,517,341)               120,317,623
        International Value Portfolio -- Class A-- 11,342,589 shares (cost $113,692,706)             139,854,117
        International Value Portfolio -- Class B-- 7,516,860 shares (cost $70,112,946)                92,382,206
        Small Company Blend Portfolio -- Class A-- 10,678,156 shares (cost $109,335,296)             121,730,978
        Small Company Blend Portfolio -- Class B-- 4,893,895 shares (cost $44,948,758)                55,692,520
        Total Return Portfolio -- Class A-- 34,694,111 shares (cost $481,660,575)                    493,003,323
        Total Return Portfolio -- Class B-- 18,403,343 shares (cost $260,405,854)                    260,775,374
        U.S. Large Cap Portfolio -- Class A-- 22,541,953 shares (cost $266,728,264)                  289,438,674
        U.S. Large Cap Portfolio -- Class B-- 7,755,607 shares (cost $77,309,080)                     99,194,217
        Mid Cap Stock Portfolio -- Class A-- 12,773,583 shares (cost $130,472,508)                   151,622,430
        Mid Cap Stock Portfolio -- Class B-- 6,502,360 shares (cost $63,303,247)                      76,987,939
        Global Allocation Portfolio -- Class A-- 5,563,753 shares (cost $52,967,872)                  53,968,403
        Global Allocation Portfolio -- Class B-- 1,780,740 shares (cost $15,102,876)                  17,237,566
        Dynamic Growth Portfolio -- Class A-- 25,066,517 shares (cost $98,121,737)                   110,292,674
        Dynamic Growth Portfolio -- Class B--8,780,218 shares (cost $31,687,475)                      38,545,157
        International Index Portfolio -- Class A-- 2,107,984 shares (cost $16,814,393)                19,140,495
        International Index Portfolio -- Class B-- 1,768,055 shares (cost $13,022,787)                16,053,942
        Total Stock Market Index Portfolio -- Class A-- 3,680,104 shares (cost $33,487,467)           36,653,835
        Total Stock Market Index Portfolio -- Class B-- 2,599,773 shares (cost $21,682,366)           25,815,745
        500 Index Portfolio -- Class A-- 20,011,032 shares (cost $170,866,501)                       192,706,237
        500 Index Portfolio -- Class B-- 10,779,552 shares (cost $87,028,199)                        103,375,900

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

           Statement of Assets and Contract Owners' Equity (continued)

ASSETS (CONTINUED)
        Mid Cap Index Portfolio -- Class A-- 4,586,537 shares (cost $57,521,039)                          $ 66,779,977
        Mid Cap Index Portfolio -- Class B-- 2,680,290 shares (cost $31,699,086)                            38,917,810
        Small Cap Index Portfolio -- Class A-- 4,326,756 shares (cost $47,153,328)                          55,382,478
        Small Cap Index Portfolio -- Class B-- 2,733,090 shares (cost $27,894,248)                          34,874,227
        Capital Appreciation Portfolio -- Class A-- 5,274,156 shares (cost $40,409,527)                     42,404,216
        Capital Appreciation Portfolio -- Class B-- 4,354,346 shares (cost $29,165,130)                     34,921,858
        Health Sciences Portfolio -- Class A-- 5,524,425 shares (cost $65,292,592)                          73,972,050
        Health Sciences Portfolio -- Class B-- 3,756,364 shares (cost $41,893,056)                          50,185,027
        Financial Services Portfolio -- Class A-- 3,301,063 shares (cost $36,282,463)                       42,022,538
        Financial Services Portfolio -- Class B-- 2,650,917 shares (cost $27,087,986)                       33,640,142
        Quantitative Mid Cap Portfolio -- Class A-- 873,732 shares (cost $8,013,557)                         9,549,894
        Quantitative Mid Cap Portfolio -- Class B-- 620,751 shares (cost $5,450,627)                         6,766,184
        Strategic Growth Portfolio -- Class A-- 5,319,899 shares (cost $50,738,420)                         53,518,186
        Strategic Growth Portfolio -- Class B-- 3,162,022 shares (cost $26,571,112)                         31,746,699
        All Cap Value Portfolio -- Class A-- 4,359,505 shares (cost $46,405,419)                            54,842,568
        All Cap Value Portfolio -- Class B-- 2,722,326 shares (cost $28,771,621)                            34,137,963
        Strategic Value Portfolio -- Class A-- 3,268,199 shares (cost $30,811,913)                          32,780,038
        Strategic Value Portfolio -- Class B-- 1,765,942 shares (cost $14,962,223)                          17,659,422
        Utilities Portfolio -- Class A--2,751,122 shares (cost $21,982,075)                                 25,943,076
        Utilities Portfolio -- Class B-- 2,061,334 shares (cost $15,887,460)                                19,355,929
        Mid Cap Value Portfolio -- Class A-- 12,652,084 shares (cost $161,491,173)                         185,353,034
        Mid Cap Value Portfolio -- Class B-- 9,546,671 shares (cost $114,519,052)                          139,572,333
        Fundamental Value Portfolio -- Class A-- 12,773,188 shares (cost $140,864,103)                     162,347,218
        Fundamental Value Portfolio -- Class B-- 9,052,465 shares (cost $93,482,868)                       114,785,250
        Emerging Growth Portfolio -- Class B-- 238,896 shares (cost $3,746,383)                              3,757,839
        Natural Resources Portfolio -- Class B-- 1,499,808 shares (cost $22,951,045)                        26,966,539
        Mid Cap Core Portfolio -- Class B-- 1,063,326 shares (cost $15,017,981)                             16,268,884
        Quantitative All Cap Portfolio -- Class B-- 38,873 shares (cost $550,818)                              585,046
        Large Cap Value Portfolio -- Class B-- 359,830 shares (cost $5,242,085)                              5,627,747
        Small Cap Opportunities Portfolio -- Class B-- 852,647 shares (cost $13,736,265)                    14,904,275
        Special Value Portfolio -- Class B-- 120,599 shares (cost $1,765,893)                                1,905,469
        Real Return Bond Portfolio -- Class B-- 4,882,267 shares (cost $62,211,821)                         63,957,704
        Great Companies America Portfolio -- Class B-- 39,540 shares (cost $524,813)                           553,555
        American International Portfolio  -- Class B-- 3,713,028 shares (cost $55,428,563)                  61,859,052
        American Growth Portfolio -- Class B-- 16,631,299 shares (cost $234,562,864)                       256,288,323
        American Blue-Chip Income & Growth Portfolio -- Class B-- 5,444,084 shares (cost $76,208,571)       84,056,664
        American Growth-Income Portfolio -- Class B-- 11,129,460 shares (cost $157,429,349)                172,840,512

      Sub-accounts held by Scudder Variable Series Trust:
        Scudder 21st Century Growth Portfolio -- Class B-- 1,130,932 shares (cost $4,726,887)                5,338,000
        Scudder Capital Growth Portfolio -- Class B-- 902,070 shares (cost $11,609,807)                     13,098,059
        Scudder Global Discovery Portfolio -- Class B-- 632,873 shares (cost $5,131,435)                     6,486,947
        Scudder Growth & Income Portfolio -- Class B-- 1,044,137 shares (cost $7,786,852)                    8,843,843
        Scudder Health Sciences Portfolio -- Class B-- 854,052 shares (cost $8,094,066)                      9,317,711

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

           Statement of Assets and Contract Owners' Equity (continued)

ASSETS (CONTINUED)
        Scudder International Portfolio -- Class B-- 1,374,164 shares (cost $9,586,981)                       $11,323,108
        Scudder Aggressive Growth Portfolio -- Class B-- 297,221 shares (cost $2,527,116)                       2,799,825
        Scudder Blue Chip Portfolio -- Class B-- 1,181,754 shares (cost $12,062,877)                           13,944,698
        Scudder Contarian Value Portfolio -- Class B-- 997,528 shares (cost $12,518,982)                       14,514,037
        Scudder Global Blue Chip Portfolio -- Class B-- 485,711 shares (cost $4,190,198)                        5,041,675
        Scudder Government Securities Portfolio -- Class B-- 2,743,273 shares (cost $34,089,351)               34,318,343
        Scudder Growth Portfolio -- Class B-- 318,089 shares (cost $5,299,349)                                  5,862,383
        Scudder High Income Portfolio -- Class B-- 3,746,834 shares (cost $28,863,511)                         31,510,877
        Scudder International Select Equity Portfolio -- Class B-- 1,455,602 shares (cost $11,953,158)         14,774,360
        Scudder Fixed Income Portfolio -- Class B-- 3,270,710 shares (cost $39,135,048)                        39,706,413
        Scudder Money Market Portfolio -- Class B-- 46,360,033 shares (cost $46,360,033)                       46,360,033
        Scudder Small Cap Growth Portfolio -- Class B-- 1,153,997 shares (cost $11,566,253)                    13,028,627
        Scudder Technology Growth Portfolio -- Class B-- 992,847 shares (cost $7,309,651)                       8,737,053
        Scudder Total Return Portfolio -- Class B-- 828,749 shares (cost $16,337,172)                          17,619,213
        Scudder Davis Venture Value Portfolio -- Class B-- 2,395,344 shares (cost $20,809,003)                 24,648,088
        Scudder Dreman Financial Services Portfolio -- Class B-- 663,755 shares (cost $7,129,219)               8,170,822
        Scudder Dreman High Return Equity Portfolio -- Class B-- 5,325,568 shares (cost $49,835,179)           59,965,899
        Scudder Dreman Small Cap Value Portfolio -- Class B-- 1,754,088 shares (cost $22,528,618)              28,118,023
        Scudder Eagle Focused Large Cap Growth Portfolio -- Class B-- 1,443,066 shares (cost $10,865,528)      12,395,938
        Scudder Focus Value & Growth Portfolio -- Class B-- 465,274 shares (cost $4,840,111)                    5,885,722
        Scudder Index 500 Portfolio -- Class B-- 3,565,688 shares (cost $26,450,122)                           29,666,525
        Scudder Invesco Dynamic Growth Portfolio -- Class B-- 494,114 shares (cost $3,402,416)                  4,056,919
        Scudder Janus Growth & Income Portfolio -- Class B-- 1,440,862 shares (cost $11,180,857)               12,737,216
        Scudder Janus Growth Opportunities Portfolio -- Class B-- 748,444 shares (cost $4,501,294)              5,149,297
        Scudder MFS Strategic Value Portfolio -- Class B-- 1,017,024 shares (cost $9,072,426)                  10,393,987
        Scudder Oak Strategic Equity Portfolio -- Class B-- 1,337,288 shares (cost $7,785,479)                  9,133,675
        Scudder Turner Mid Cap Growth Portfolio -- Class B-- 1,334,011 shares (cost $9,748,127)                11,792,656
        Scudder Real Estate Portfolio -- Class B-- 479,952 shares (cost $5,553,833)                             6,042,591
        Scudder Strategic Income Portfolio -- Class B-- 535,625 shares (cost $6,162,745)                        6,309,666

      Sub-accounts held by Alger American Fund:
        Alger American Balanced Portfolio -- Class B-- 1,861,102 shares (cost $23,160,974)                     24,827,104
        Alger American Leveraged All Cap Portfolio -- Class B-- 209,108 shares (cost $5,305,593)                5,846,652

      Sub-accounts held by Credit Suisse Trust:
        Credit Suisse Emerging Markets Portfolio -- Class B-- 495,184 shares (cost $4,141,834)                  5,263,811
        Credit Suisse Global Post Venture Capital Portfolio -- Class B-- 126,395 shares (cost $979,767)         1,194,436

      Sub-accounts held by Dreyfus Service Corporation:
        Dreyfus Socially Responsible Growth Fund Portfolio -- Class B-- 77,216 shares (cost $1,594,596)         1,829,240
        Dreyfus IP Midcap Stock Portfolio -- Class B-- 1,467,976 shares (cost $19,678,212)                     23,164,657

      Sub-accounts held by Invesco VIF Funds:
        Invesco Utilities Portfolio -- Class B-- 245,894 shares (cost $2,837,853)                               3,186,787

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

           Statement of Assets and Contract Owners' Equity (continued)

ASSETS (CONTINUED)
      Sub-accounts held by Merrill Lynch Variable Series Funds, Inc.:
        Basic Value Focus Portfolio -- Class A-- 2,673,750 shares (cost $36,040,548)     $    38,154,407
        Small Cap Focus Portfolio -- Class A--716,655 shares (cost $16,039,740)               18,310,540
        Global Allocation Portfolio -- Class B-- 159,133 shares (cost $1,709,718)              1,798,198
                                                                                         ---------------
Total assets                                                                             $18,983,313,428
                                                                                         ===============

CONTRACT OWNERS' EQUITY
Variable annuity contracts                                                               $18,970,758,786
Annuity reserves                                                                         $    12,554,642
                                                                                         ---------------

Total contract owners' equity                                                            $18,983,313,428
                                                                                         ===============

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

         Statements of Operations and Changes in Contract Owners' Equity

                                                                             SUB-ACCOUNT
                                                ----------------------------------------------------------------------
                                                  STRATEGIC OPPORTUNITIES -- A        STRATEGIC OPPORTUNITIES -- B (1)
                                                ----------------------------------------------------------------------
                                                     YEAR ENDED DECEMBER 31                YEAR ENDED DECEMBER 31
                                                    2003               2002               2003               2002
                                                ----------------------------------------------------------------------
Income:
   Dividends                                    $           0      $           0      $           0      $           0

Expenses:
    Mortality and expense risk
       and administrative charges                   6,062,518          9,254,221            238,591             46,505
                                                -------------      -------------      -------------      -------------

Net investment income (loss)                       (6,062,518)        (9,254,221)          (238,591)           (46,505)

Net realized gain (loss)                         (123,506,092)      (217,875,327)           207,502           (342,855)
Unrealized appreciation (depreciation)
    during the period                             219,960,520       (100,796,073)         3,390,288           (776,379)
                                                -------------      -------------      -------------      -------------

Net increase (decrease) in
    contract owners' equity from operations        90,391,910       (327,925,621)         3,359,199         (1,165,739)

Changes from principal transactions:
       Purchase payments                            4,268,630         16,824,405          5,907,316          8,206,153
       Transfers between sub-accounts
           and the Company                        (35,416,084)       (83,948,286)         3,896,797          2,106,573
       Withdrawals                                (45,665,637)       (76,768,183)          (469,966)          (122,721)
       Annual contract fee                           (653,357)          (765,130)           (46,564)                 0
                                                -------------      -------------      -------------      -------------

Net increase (decrease) in contract owners'
    equity from principal transactions            (77,466,448)      (144,657,194)         9,287,583         10,190,005
                                                -------------      -------------      -------------      -------------

Total increase (decrease) in
    contract owners' equity                        12,925,462       (472,582,815)        12,646,782          9,024,266

Contract owners' equity at
    beginning of period                           428,728,999        901,311,814          9,024,266                  0
                                                -------------      -------------      -------------      -------------

Contract owners' equity at
    end of period                               $ 441,654,461      $ 428,728,999      $  21,671,048      $   9,024,266
                                                =============      =============      =============      =============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                              SUB-ACCOUNT
                                                ----------------------------------------------------------------------
                                                  INVESTMENT QUALITY BOND -- A        INVESTMENT QUALITY BOND -- B (1)
                                                ----------------------------------------------------------------------
                                                     YEAR ENDED DECEMBER 31                YEAR ENDED DECEMBER 31
                                                    2003               2002               2003               2002
                                                ----------------------------------------------------------------------
Income:
   Dividends                                    $  15,699,072      $  15,753,921      $   2,122,636      $      27,478

Expenses:
    Mortality and expense risk
       and administrative charges                   4,389,100          4,476,054            760,432            121,437
                                                -------------      -------------      -------------      -------------

Net investment income (loss)                       11,309,972         11,277,867          1,362,204            (93,959)

Net realized gain (loss)                            6,042,128            981,421            708,665             41,021
Unrealized appreciation (depreciation)
    during the period                              (1,026,316)        11,311,459            195,018            901,372
                                                -------------      -------------      -------------      -------------

Net increase (decrease) in
    contract owners' equity from operations        16,325,784         23,570,747          2,265,887            848,434

Changes from principal transactions:
       Purchase payments                            3,425,598         17,335,856         21,365,837         21,387,899
       Transfers between sub-accounts
           and the Company                        (45,533,353)        36,474,287          7,731,528          4,203,153
       Withdrawals                                (34,716,282)       (43,839,433)        (2,936,150)          (315,915)
       Annual contract fee                           (372,919)          (305,403)           (96,940)                 0
                                                -------------      -------------      -------------      -------------

Net increase (decrease) in contract owners'
    equity from principal transactions            (77,196,956)         9,665,307         26,064,275         25,275,137
                                                -------------      -------------      -------------      -------------

Total increase (decrease) in
    contract owners' equity                       (60,871,172)        33,235,054         28,330,162         26,123,571

Contract owners' equity at
    beginning of period                           314,340,043        281,103,989         26,123,571                  0
                                                -------------      -------------      -------------      -------------

Contract owners' equity at
    end of period                               $ 253,468,871      $ 314,340,043      $  54,453,733      $  26,123,571
                                                =============      =============      =============      =============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                  SUB-ACCOUNT
                                                ------------------------------------------------------------------------------
                                                        GROWTH & INCOME -- A                    GROWTH & INCOME -- B (1)
                                                ------------------------------------------------------------------------------
                                                       YEAR ENDED DECEMBER 31                    YEAR ENDED DECEMBER 31
                                                     2003                 2002                 2003                 2002
                                                ------------------------------------------------------------------------------
Income:
   Dividends                                    $    11,897,925      $    71,363,829      $       509,324      $        20,264

Expenses:
    Mortality and expense risk
       and administrative charges                    17,260,867           22,536,016              951,229              161,130
                                                ---------------      ---------------      ---------------      ---------------

Net investment income (loss)                         (5,362,942)          48,827,813             (441,905)            (140,866)

Net realized gain (loss)                           (107,135,878)        (119,453,964)             506,895             (665,124)
Unrealized appreciation (depreciation)
    during the period                               374,462,432         (414,929,273)          14,353,153             (849,395)
                                                ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in
    contract owners' equity from operations         261,963,612         (485,555,424)          14,418,143           (1,655,385)

Changes from principal transactions:
       Purchase payments                              8,595,508           54,221,972           27,187,801           27,008,329
       Transfers between sub-accounts
           and the Company                         (105,569,218)        (183,032,622)          16,261,875            7,025,485
       Withdrawals                                  (81,786,761)        (172,418,293)          (2,065,549)            (312,517)
       Annual contract fee                           (1,647,931)          (1,692,782)            (149,202)                   0
                                                ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in contract owners'
    equity from principal transactions             (180,408,402)        (302,921,725)          41,234,925           33,721,297
                                                ---------------      ---------------      ---------------      ---------------

Total increase (decrease) in
    contract owners' equity                          81,555,210         (788,477,149)          55,653,068           32,065,912

Contract owners' equity at
    beginning of period                           1,191,447,777        1,979,924,926           32,065,912                    0
                                                ---------------      ---------------      ---------------      ---------------

Contract owners' equity at
    end of period                               $ 1,273,002,987      $ 1,191,447,777      $    87,718,980      $    32,065,912
                                                ===============      ===============      ===============      ===============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                  SUB-ACCOUNT
                                                ------------------------------------------------------------------------------
                                                       BLUE CHIP GROWTH -- A                   BLUE CHIP GROWTH -- B (1)
                                                ------------------------------------------------------------------------------
                                                       YEAR ENDED DECEMBER 31                    YEAR ENDED DECEMBER 31
                                                     2003                 2002                 2003                 2002
                                                ------------------------------------------------------------------------------
Income:
   Dividends                                    $       341,917      $             0      $        79,532      $             0

Expenses:
    Mortality and expense risk
       and administrative charges                    11,307,341           14,064,304            1,034,105              165,551
                                                ---------------      ---------------      ---------------      ---------------

Net investment income (loss)                        (10,965,424)         (14,064,304)            (954,573)            (165,551)

Net realized gain (loss)                            (91,961,474)        (114,390,705)           1,367,575             (424,811)
Unrealized appreciation (depreciation)
    during the period                               288,969,551         (168,609,369)          15,851,267             (900,647)
                                                ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in
    contract owners' equity from operations         186,042,653         (297,064,378)          16,264,269           (1,491,009)

Changes from principal transactions:
       Purchase payments                              7,819,541           35,981,296           30,645,843           27,487,014
       Transfers between sub-accounts
           and the Company                          (29,855,194)        (107,153,475)          13,703,680            8,709,248
       Withdrawals                                  (70,296,211)         (98,042,554)          (1,726,037)            (244,856)
       Annual contract fee                           (1,407,425)          (1,373,435)            (180,110)                   0
                                                ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in contract owners'
    equity from principal transactions              (93,739,289)        (170,588,168)          42,443,376           35,951,406
                                                ---------------      ---------------      ---------------      ---------------

Total increase (decrease) in
    contract owners' equity                          92,303,364         (467,652,546)          58,707,645           34,460,397

Contract owners' equity at
    beginning of period                             749,386,985        1,217,039,531           34,460,397                    0
                                                ---------------      ---------------      ---------------      ---------------

Contract owners' equity at
    end of period                               $   841,690,349      $   749,386,985      $    93,168,042      $    34,460,397
                                                ===============      ===============      ===============      ===============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                  SUB-ACCOUNT
                                                ------------------------------------------------------------------------------
                                                         MONEY MARKET -- A                       MONEY MARKET -- B (1)
                                                ------------------------------------------------------------------------------
                                                       YEAR ENDED DECEMBER 31                    YEAR ENDED DECEMBER 31
                                                     2003                 2002                 2003                 2002
                                                ------------------------------------------------------------------------------
Income:
   Dividends                                    $     4,236,534      $    11,276,427      $       744,592      $       596,563

Expenses:
    Mortality and expense risk
       and administrative charges                    10,659,540           14,508,332            3,191,424            1,084,575
                                                ---------------      ---------------      ---------------      ---------------

Net investment income (loss)                         (6,423,006)          (3,231,905)          (2,446,832)            (488,012)

Net realized gain (loss)                                 19,981              (63,215)              11,375               (1,398)
Unrealized appreciation (depreciation)
    during the period                                         0                  980                    0                    0
                                                ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in
    contract owners' equity from operations          (6,403,025)          (3,294,140)          (2,435,457)            (489,410)

Changes from principal transactions:
       Purchase payments                             17,440,026          244,267,477          247,458,630          302,645,515
       Transfers between sub-accounts
           and the Company                         (165,854,165)        (105,261,986)        (196,288,631)         (64,013,887)
       Withdrawals                                 (231,367,946)        (273,272,871)         (71,379,464)         (50,952,836)
       Annual contract fee                           (1,234,139)          (1,050,435)            (361,209)                   0
                                                ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in contract owners'
    equity from principal transactions             (381,016,224)        (135,317,815)         (20,570,674)         187,678,792
                                                ---------------      ---------------      ---------------      ---------------

Total increase (decrease) in
    contract owners' equity                        (387,419,249)        (138,611,955)         (23,006,131)         187,189,382

Contract owners' equity at
    beginning of period                             862,714,210        1,001,326,165          187,189,382                    0
                                                ---------------      ---------------      ---------------      ---------------

Contract owners' equity at
    end of period                               $   475,294,961      $   862,714,210      $   164,183,251      $   187,189,382
                                                ===============      ===============      ===============      ===============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                 SUB-ACCOUNT
                                                ------------------------------------------------------------------------------
                                                         GLOBAL EQUITY -- A                      GLOBAL EQUITY -- B (1)
                                                ------------------------------------------------------------------------------
                                                       YEAR ENDED DECEMBER 31                    YEAR ENDED DECEMBER 31
                                                     2003                 2002                 2003                 2002
                                                ------------------------------------------------------------------------------
Income:
   Dividends                                    $     2,684,715      $     5,083,727      $       125,387      $           741

Expenses:
    Mortality and expense risk
       and administrative charges                     4,116,442            5,236,042              232,156               42,562
                                                ---------------      ---------------      ---------------      ---------------

Net investment income (loss)                         (1,431,727)            (152,315)            (106,769)             (41,821)

Net realized gain (loss)                            (37,376,763)         (80,034,150)             547,994             (102,100)
Unrealized appreciation (depreciation)
    during the period                               104,107,019           (4,079,577)           3,211,205             (269,560)
                                                ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in
    contract owners' equity from operations          65,298,529          (84,266,042)           3,652,430             (413,481)

Changes from principal transactions:
       Purchase payments                              2,411,787            9,960,785            5,853,396            7,204,061
       Transfers between sub-accounts
           and the Company                          (27,499,954)         (34,517,609)           1,198,582            1,543,538
       Withdrawals                                  (31,826,151)         (43,330,509)            (330,831)             (79,478)
       Annual contract fee                             (320,083)            (332,596)             (36,777)                   0
                                                ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in contract owners'
    equity from principal transactions              (57,234,401)         (68,219,929)           6,684,370            8,668,121
                                                ---------------      ---------------      ---------------      ---------------

Total increase (decrease) in
    contract owners' equity                           8,064,128         (152,485,971)          10,336,800            8,254,640

Contract owners' equity at
    beginning of period                             289,549,528          442,035,499            8,254,640                    0
                                                ---------------      ---------------      ---------------      ---------------

Contract owners' equity at
    end of period                               $   297,613,656      $   289,549,528      $    18,591,440      $     8,254,640
                                                ===============      ===============      ===============      ===============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                  SUB-ACCOUNT
                                                ------------------------------------------------------------------------------
                                                          GLOBAL BOND -- A                        GLOBAL BOND -- B (1)
                                                ------------------------------------------------------------------------------
                                                       YEAR ENDED DECEMBER 31                    YEAR ENDED DECEMBER 31
                                                     2003                 2002                 2003                 2002
                                                ------------------------------------------------------------------------------
Income:
   Dividends                                    $     5,455,139      $             0      $     1,391,579      $             0

Expenses:
    Mortality and expense risk
       and administrative charges                     2,249,837            1,637,242              721,738               88,128
                                                ---------------      ---------------      ---------------      ---------------

Net investment income (loss)                          3,205,302           (1,637,242)             669,841              (88,128)

Net realized gain (loss)                              9,507,486            2,500,380            1,309,706              128,995
Unrealized appreciation (depreciation)
    during the period                                 5,549,162           17,376,897            3,193,278            1,039,188
                                                ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in
    contract owners' equity from operations          18,261,950           18,240,035            5,172,825            1,080,055

Changes from principal transactions:
       Purchase payments                              1,570,922            3,839,091           24,851,910           15,381,007
       Transfers between sub-accounts
           and the Company                            3,325,421           49,343,544           11,099,208            4,672,385
       Withdrawals                                  (16,870,982)         (15,479,033)          (2,257,283)            (684,552)
       Annual contract fee                             (218,039)            (114,164)             (90,345)                   0
                                                ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in contract owners'
    equity from principal transactions              (12,192,678)          37,589,438           33,603,490           19,368,840
                                                ---------------      ---------------      ---------------      ---------------

Total increase (decrease) in
    contract owners' equity                           6,069,272           55,829,473           38,776,315           20,448,895

Contract owners' equity at
    beginning of period                             142,081,142           86,251,669           20,448,895                    0
                                                ---------------      ---------------      ---------------      ---------------

Contract owners' equity at
    end of period                               $   148,150,414      $   142,081,142      $    59,225,210      $    20,448,895
                                                ===============      ===============      ===============      ===============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                  SUB-ACCOUNT
                                                ------------------------------------------------------------------------------
                                                           U.S. GOVERNMENT                          U.S. GOVERNMENT
                                                           SECURITIES -- A                         SECURITIES -- B(1)
                                                ------------------------------------------------------------------------------
                                                       YEAR ENDED DECEMBER 31                    YEAR ENDED DECEMBER 31
                                                     2003                 2002                 2003                 2002
                                                ------------------------------------------------------------------------------
Income:
   Dividends                                    $    13,798,461      $    12,228,118      $     4,451,354      $        20,086

Expenses:
    Mortality and expense risk
       and administrative charges                     5,666,194            5,507,902            2,214,643              393,430
                                                ---------------      ---------------      ---------------      ---------------

Net investment income (loss)                          8,132,267            6,720,216            2,236,711             (373,344)

Net realized gain (loss)                              5,897,568            4,195,440             (893,005)             378,857
Unrealized appreciation (depreciation)
    during the period                               (13,686,229)          11,282,838           (1,943,970)           1,392,003
                                                ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in
    contract owners' equity from operations             343,606           22,198,494             (600,264)           1,397,516

Changes from principal transactions:
       Purchase payments                              5,316,516           35,843,642           81,440,289           78,386,166
       Transfers between sub-accounts
           and the Company                          (93,789,436)         141,396,983          (33,104,454)          18,175,104
       Withdrawals                                  (56,693,767)         (62,371,846)         (16,435,418)          (1,490,762)
       Annual contract fee                             (563,004)            (367,989)            (215,842)                   0
                                                ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in contract owners'
    equity from principal transactions             (145,729,691)         114,500,790           31,684,575           95,070,508
                                                ---------------      ---------------      ---------------      ---------------

Total increase (decrease) in
    contract owners' equity                        (145,386,085)         136,699,284           31,084,311           96,468,024

Contract owners' equity at
    beginning of period                             439,332,467          302,633,183           96,468,024                    0
                                                ---------------      ---------------      ---------------      ---------------

Contract owners' equity at
    end of period                               $   293,946,382      $   439,332,467      $   127,552,335      $    96,468,024
                                                ===============      ===============      ===============      ===============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                  SUB-ACCOUNT
                                                ------------------------------------------------------------------------------
                                                       DIVERSIFIED BOND -- A                    DIVERSIFIED BOND -- B (1)
                                                ------------------------------------------------------------------------------
                                                       YEAR ENDED DECEMBER 31                    YEAR ENDED DECEMBER 31
                                                     2003                 2002                 2003                 2002
                                                ------------------------------------------------------------------------------
Income:
   Dividends                                    $    11,283,736      $     9,835,961      $     1,582,347      $        12,348

Expenses:
    Mortality and expense risk
       and administrative charges                     3,376,457            3,422,327              595,199              100,554
                                                ---------------      ---------------      ---------------      ---------------

Net investment income (loss)                          7,907,279            6,413,634              987,148              (88,206)

Net realized gain (loss)                              1,839,371             (437,188)             348,426               47,656
Unrealized appreciation (depreciation)
    during the period                                (2,809,307)           7,835,183             (436,379)             721,437
                                                ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in
    contract owners' equity from operations           6,937,343           13,811,629              899,195              680,887

Changes from principal transactions:
       Purchase payments                              1,976,385           16,289,947           23,916,498           16,091,147
       Transfers between sub-accounts
           and the Company                          (17,788,619)          27,087,999            4,317,120            4,358,328
       Withdrawals                                  (27,226,284)         (26,764,657)          (4,894,371)            (194,158)
       Annual contract fee                             (284,624)            (230,686)             (78,541)                   0
                                                ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in contract owners'
    equity from principal transactions              (43,323,142)          16,382,603           23,260,706           20,255,317
                                                ---------------      ---------------      ---------------      ---------------

Total increase (decrease) in
    contract owners' equity                         (36,385,799)          30,194,232           24,159,901           20,936,204

Contract owners' equity at
    beginning of period                             241,157,522          210,963,290           20,936,204                    0
                                                ---------------      ---------------      ---------------      ---------------

Contract owners' equity at
    end of period                               $   204,771,723      $   241,157,522      $    45,096,105      $    20,936,204
                                                ===============      ===============      ===============      ===============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                  SUB-ACCOUNT
                                                ------------------------------------------------------------------------------
                                                        INCOME & VALUE -- A                      INCOME & VALUE -- B (1)
                                                ------------------------------------------------------------------------------
                                                       YEAR ENDED DECEMBER 31                    YEAR ENDED DECEMBER 31
                                                     2003                 2002                 2003                 2002
                                                ------------------------------------------------------------------------------
Income:
   Dividends                                    $     8,063,497      $     9,145,177      $       742,804      $         7,410

Expenses:
    Mortality and expense risk
       and administrative charges                     5,925,699            6,332,500              767,079              102,387
                                                ---------------      ---------------      ---------------      ---------------

Net investment income (loss)                          2,137,798            2,812,677              (24,275)             (94,977)

Net realized gain (loss)                            (16,481,102)         (33,618,867)             651,121             (273,914)
Unrealized appreciation (depreciation)
    during the period                               104,852,480          (56,268,415)          10,279,671              258,423
                                                ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in
    contract owners' equity from operations          90,509,176          (87,074,605)          10,906,517             (110,468)

Changes from principal transactions:
       Purchase payments                              2,666,707           18,686,675           28,498,087           17,742,923
       Transfers between sub-accounts
           and the Company                            7,945,591           13,830,828           15,601,283            4,668,628
       Withdrawals                                  (44,037,340)         (54,515,612)          (1,776,535)            (258,110)
       Annual contract fee                             (494,440)            (428,965)            (101,814)                   0
                                                ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in contract owners'
    equity from principal transactions              (33,919,482)         (22,427,074)          42,221,021           22,153,441
                                                ---------------      ---------------      ---------------      ---------------

Total increase (decrease) in
    contract owners' equity                          56,589,694         (109,501,679)          53,127,538           22,042,973

Contract owners' equity at
    beginning of period                             387,294,741          496,796,420           22,042,973                    0
                                                ---------------      ---------------      ---------------      ---------------

Contract owners' equity at
    end of period                               $   443,884,435      $   387,294,741      $    75,170,511      $    22,042,973
                                                ===============      ===============      ===============      ===============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                  SUB-ACCOUNT
                                                ------------------------------------------------------------------------------
                                                       LARGE CAP GROWTH -- A                    LARGE CAP GROWTH -- B (1)
                                                ------------------------------------------------------------------------------
                                                       YEAR ENDED DECEMBER 31                    YEAR ENDED DECEMBER 31
                                                     2003                 2002                 2003                 2002
                                                ------------------------------------------------------------------------------
Income:
   Dividends                                    $       809,007      $     1,195,702      $       165,354      $           508

Expenses:
    Mortality and expense risk
       and administrative charges                     4,419,236            5,333,939              873,087              148,317
                                                ---------------      ---------------      ---------------      ---------------

Net investment income (loss)                         (3,610,229)          (4,138,237)            (707,733)            (147,809)

Net realized gain (loss)                            (49,431,775)         (79,272,801)             249,393             (433,870)
Unrealized appreciation (depreciation)
    during the period                               116,054,831          (19,393,284)          12,900,899           (1,234,651)
                                                ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in
    contract owners' equity from operations          63,012,827         (102,804,322)          12,442,559           (1,816,330)

Changes from principal transactions:
       Purchase payments                              3,629,731           29,816,339           26,453,437           27,801,657
       Transfers between sub-accounts
           and the Company                          (19,758,503)         (10,510,351)           8,575,545            4,888,378
       Withdrawals                                  (24,178,417)         (31,425,245)          (1,648,771)            (479,670)
       Annual contract fee                             (694,951)            (671,520)            (137,346)                   0
                                                ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in contract owners'
    equity from principal transactions              (41,002,140)         (12,790,777)          33,242,865           32,210,365
                                                ---------------      ---------------      ---------------      ---------------

Total increase (decrease) in
    contract owners' equity                          22,010,687         (115,595,099)          45,685,424           30,394,035

Contract owners' equity at
    beginning of period                             295,419,929          411,015,028           30,394,035                    0
                                                ---------------      ---------------      ---------------      ---------------

Contract owners' equity at
    end of period                               $   317,430,616      $   295,419,929      $    76,079,459      $    30,394,035
                                                ===============      ===============      ===============      ===============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                  SUB-ACCOUNT
                                                ------------------------------------------------------------------------------
                                                         EQUITY-INCOME -- A                      EQUITY-INCOME -- B (1)
                                                ------------------------------------------------------------------------------
                                                       YEAR ENDED DECEMBER 31                    YEAR ENDED DECEMBER 31
                                                     2003                 2002                 2003                 2002
                                                ------------------------------------------------------------------------------
Income:
   Dividends                                    $    25,647,997      $    35,543,281      $     3,367,537      $        16,170

Expenses:
    Mortality and expense risk
       and administrative charges                    10,287,161           12,038,496            1,806,309              306,831
                                                ---------------      ---------------      ---------------      ---------------

Net investment income (loss)                         15,360,836           23,504,785            1,561,228             (290,661)

Net realized gain (loss)                            (42,628,084)         (52,853,235)              13,916             (636,352)
Unrealized appreciation (depreciation)
    during the period                               177,586,287         (107,910,490)          26,045,711             (686,563)
                                                ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in
    contract owners' equity from operations         150,319,039         (137,258,940)          27,620,855           (1,613,576)

Changes from principal transactions:
       Purchase payments                              5,622,416           49,339,044           49,799,566           48,299,207
       Transfers between sub-accounts
           and the Company                          (12,235,318)          20,759,711           31,319,155           17,201,416
       Withdrawals                                  (72,794,146)         (91,405,279)          (3,188,866)            (864,465)
       Annual contract fee                           (1,059,794)            (915,889)            (287,956)                   0
                                                ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in contract owners'
    equity from principal transactions              (80,466,842)         (22,222,413)          77,641,899           64,636,158
                                                ---------------      ---------------      ---------------      ---------------

Total increase (decrease) in
    contract owners' equity                          69,852,197         (159,481,353)         105,262,754           63,022,582

Contract owners' equity at
    beginning of period                             703,198,146          862,679,499           63,022,582                    0
                                                ---------------      ---------------      ---------------      ---------------

Contract owners' equity at
    end of period                               $   773,050,343      $   703,198,146      $   168,285,336      $    63,022,582
                                                ===============      ===============      ===============      ===============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                  SUB-ACCOUNT
                                                ------------------------------------------------------------------------------
                                                        STRATEGIC BOND -- A                      STRATEGIC BOND -- B (1)
                                                ------------------------------------------------------------------------------
                                                       YEAR ENDED DECEMBER 31                    YEAR ENDED DECEMBER 31
                                                     2003                 2002                 2003                 2002
                                                ------------------------------------------------------------------------------
Income:
   Dividends                                    $    10,106,314      $    14,649,632      $     1,130,884      $        12,983

Expenses:
    Mortality and expense risk
       and administrative charges                     3,119,500            3,060,327              481,142               59,886
                                                ---------------      ---------------      ---------------      ---------------

Net investment income (loss)                          6,986,814           11,589,305              649,742              (46,903)

Net realized gain (loss)                              3,123,537           (3,909,229)             794,079               11,837
Unrealized appreciation (depreciation)
    during the period                                12,257,936            6,358,479            1,345,158              479,750
                                                ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in
    contract owners' equity from operations          22,368,287           14,038,555            2,788,979              444,684

Changes from principal transactions:
       Purchase payments                                991,891            9,976,338           18,308,259           11,265,527
       Transfers between sub-accounts
           and the Company                           12,416,310            2,282,738            7,117,303            1,598,885
       Withdrawals                                  (30,284,555)         (29,935,013)          (1,285,625)            (178,579)
       Annual contract fee                             (217,487)            (160,752)             (54,768)                   0
                                                ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in contract owners'
    equity from principal transactions              (17,093,841)         (17,836,689)          24,085,169           12,685,833
                                                ---------------      ---------------      ---------------      ---------------

Total increase (decrease) in
    contract owners' equity                           5,274,446           (3,798,134)          26,874,148           13,130,517

Contract owners' equity at
    beginning of period                             198,510,721          202,308,855           13,130,517                    0
                                                ---------------      ---------------      ---------------      ---------------

Contract owners' equity at
    end of period                               $   203,785,167      $   198,510,721      $    40,004,665      $    13,130,517
                                                ===============      ===============      ===============      ===============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                  SUB-ACCOUNT
                                                ------------------------------------------------------------------------------
                                                           OVERSEAS -- A                           OVERSEAS -- B (1)
                                                ------------------------------------------------------------------------------
                                                       YEAR ENDED DECEMBER 31                    YEAR ENDED DECEMBER 31
                                                     2003                 2002                 2003                 2002
                                                ------------------------------------------------------------------------------
Income:
   Dividends                                    $       780,688      $     1,210,212      $        82,808      $         1,451

Expenses:
    Mortality and expense risk
       and administrative charges                     2,332,867            2,989,331              271,154               51,798
                                                ---------------      ---------------      ---------------      ---------------

Net investment income (loss)                         (1,552,179)          (1,779,119)            (188,346)             (50,347)

Net realized gain (loss)                            (18,661,895)         (50,965,054)           2,851,118              176,277
Unrealized appreciation (depreciation)
    during the period                                78,015,365            5,240,396            5,053,646             (345,870)
                                                ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in
    contract owners' equity from operations          57,801,291          (47,503,777)           7,716,418             (219,940)

Changes from principal transactions:
       Purchase payments                              1,603,138            7,574,808            8,147,761            7,868,676
       Transfers between sub-accounts
           and the Company                          (19,315,545)         (31,951,399)           1,041,421            1,884,997
       Withdrawals                                  (14,322,132)         (18,872,641)          (2,417,427)            (557,773)
       Annual contract fee                             (277,250)            (285,459)             (37,405)                   0
                                                ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in contract owners'
    equity from principal transactions              (32,311,789)         (43,534,691)           6,734,350            9,195,900
                                                ---------------      ---------------      ---------------      ---------------

Total increase (decrease) in
    contract owners' equity                          25,489,502          (91,038,468)          14,450,768            8,975,960

Contract owners' equity at
    beginning of period                             156,959,102          247,997,570            8,975,960                    0
                                                ---------------      ---------------      ---------------      ---------------

Contract owners' equity at
    end of period                               $   182,448,604      $   156,959,102      $    23,426,728      $     8,975,960
                                                ===============      ===============      ===============      ===============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate
                                   Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                  SUB-ACCOUNT
                                                ------------------------------------------------------------------------------
                                                       ALL CAP CORE -- A (2)                     ALL CAP CORE -- B (1,2)
                                                ------------------------------------------------------------------------------
                                                       YEAR ENDED DECEMBER 31                    YEAR ENDED DECEMBER 31
                                                     2003                 2002                 2003                 2002
                                                ------------------------------------------------------------------------------
Income:
   Dividends                                    $             0      $             0      $             0      $             0

Expenses:
    Mortality and expense risk
       and administrative charges                     2,675,101            3,504,736              104,297               20,340
                                                ---------------      ---------------      ---------------      ---------------

Net investment income (loss)                         (2,675,101)          (3,504,736)            (104,297)             (20,340)

Net realized gain (loss)                            (71,772,683)        (116,086,775)             661,223              (60,233)
Unrealized appreciation (depreciation)
    during the period                               122,185,636           39,171,159            1,190,715              (63,503)
                                                ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in
    contract owners' equity from operations          47,737,852          (80,420,352)           1,747,641             (144,076)

Changes from principal transactions:
       Purchase payments                              2,055,653            6,623,045            1,693,510            3,701,416
       Transfers between sub-accounts
           and the Company                          (22,456,680)         (47,100,837)           2,388,341              696,993
       Withdrawals                                  (16,162,747)         (23,154,088)            (298,729)             (52,360)
       Annual contract fee                             (380,309)            (400,936)             (19,880)                   0
                                                ---------------      ---------------      ---------------      ---------------

Net increase (decrease) in contract owners'
    equity from principal transactions              (36,944,083)         (64,032,816)           3,763,242            4,346,049
                                                ---------------      ---------------      ---------------      ---------------

Total increase (decrease) in
    contract owners' equity                          10,793,769         (144,453,168)           5,510,883            4,201,973

Contract owners' equity at
    beginning of period                             186,957,474          331,410,642            4,201,973                    0
                                                ---------------      ---------------      ---------------      ---------------

Contract owners' equity at
    end of period                               $   197,751,243      $   186,957,474      $     9,712,856      $     4,201,973
                                                ===============      ===============      ===============      ===============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

(2) Effective December 1, 2002, the Growth Sub-Account was renamed All Cap Core through a vote of the Board of Directors.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                                --------------------------------------------------------------------
                                                       ALL CAP GROWTH--A                  ALL CAP GROWTH -- B (1)
                                                --------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31                YEAR ENDED DECEMBER 31
                                                    2003               2002              2003              2002
                                                --------------------------------      ------------------------------
Income:
   Dividends                                    $           0      $           0      $          0      $          0

Expenses:
   Mortality and expense risk
       and administrative charges                   4,537,356          6,002,017           330,853            52,240
                                                --------------------------------------------------------------------

Net investment income (loss)                       (4,537,356)        (6,002,017)         (330,853)          (52,240)

Net realized gain (loss)                          (69,338,676)      (107,481,788)        1,144,875          (215,778)
Unrealized appreciation (depreciation)
    during the period                             148,470,652        (12,351,982)        4,427,562          (400,925)
                                                --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations        74,594,620       (125,835,787)        5,241,584          (668,943)

Changes from principal transactions:
       Purchase payments                            3,265,946         16,271,357        10,539,706         9,591,496
       Transfers between sub-accounts
           and the Company                        (31,084,500)       (74,493,892)        3,010,983         2,629,133
       Withdrawals                                (24,967,020)       (37,496,879)         (480,286)          (69,512)
       Annual contract fee                           (629,784)          (659,396)          (60,012)                0
                                                --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions            (53,415,358)       (96,378,810)       13,010,391        12,151,117
                                                --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                        21,179,262       (222,214,597)       18,251,975        11,482,174

Contract owners' equity at
    beginning of period                           310,839,066        533,053,663        11,482,174                 0
                                                --------------------------------------------------------------------
Contract owners' equity at
    end of period                               $ 332,018,328      $ 310,839,066      $ 29,734,149      $ 11,482,174
                                                ====================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                                --------------------------------------------------------------------
                                                   INTERNATIONAL SMALL CAP--A         INTERNATIONAL SMALL CAP--B (1)
                                                --------------------------------     -------------------------------
                                                     YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2003               2002              2003             2002
                                                --------------------------------     -------------------------------
Income:
   Dividends                                    $           0      $           0      $          0      $         0

Expenses:
   Mortality and expense risk
       and administrative charges                   1,285,203          1,525,022           157,761           28,240
                                                -------------------------------------------------------------------

Net investment income (loss)                       (1,285,203)        (1,525,022)         (157,761)         (28,240)

Net realized gain (loss)                          (11,092,776)       (52,328,593)          585,610          (11,374)
Unrealized appreciation (depreciation)
    during the period                              51,013,637         35,352,853         4,051,361         (211,745)
                                                -------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations        38,635,658        (18,500,762)        4,479,210         (251,359)

Changes from principal transactions:
       Purchase payments                            1,137,532          2,962,077         6,914,005        3,173,030
       Transfers between sub-accounts
           and the Company                            662,497        (16,288,101)        5,552,142        3,535,448
       Withdrawals                                 (8,274,236)       (10,342,446)         (176,038)      (1,707,902)
       Annual contract fee                           (201,056)          (206,319)          (26,226)               0
                                                -------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions             (6,675,263)       (23,874,789)       12,263,883        5,000,576
                                                -------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                        31,960,395        (42,375,551)       16,743,093        4,749,217

Contract owners' equity at
    beginning of period                            79,119,979        121,495,530         4,749,217                0
                                                -------------------------------------------------------------------
Contract owners' equity at
    end of period                               $ 111,080,374      $  79,119,979      $ 21,492,310      $ 4,749,217
                                                ===================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                                -----------------------------------------------------------------
                                                         PACIFIC RIM                        PACIFIC RIM
                                                     EMERGING MARKETS--A               EMERGING MARKETS--B (1)
                                                ------------------------------      -----------------------------
                                                    YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                    2003              2002              2003             2002
                                                ------------------------------      -----------------------------
Income:
   Dividends                                    $     50,334      $     45,373      $     12,509      $        42

Expenses:
   Mortality and expense risk
       and administrative charges                    480,144           577,376           133,979           21,160
                                                -----------------------------------------------------------------

Net investment income (loss)                        (429,810)         (532,003)         (121,470)         (21,118)

Net realized gain (loss)                            (918,682)       (4,013,178)        1,429,345         (151,409)
Unrealized appreciation (depreciation)
    during the period                             12,221,898          (635,694)        2,054,329          (80,822)
                                                -----------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations       10,873,406        (5,180,875)        3,362,204         (253,349)

Changes from principal transactions:
       Purchase payments                             403,225         2,145,029         4,490,510        3,089,598
       Transfers between sub-accounts
           and the Company                         2,924,326           119,212         6,649,107        1,507,420
       Withdrawals                                (2,879,904)       (4,126,997)         (267,039)        (137,678)
       Annual contract fee                           (78,707)          (76,722)          (24,524)               0
                                                -----------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions               368,940        (1,939,478)       10,848,054        4,459,340
                                                -----------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                       11,242,346        (7,120,353)       14,210,258        4,205,991

Contract owners' equity at
    beginning of period                           30,156,312        37,276,665         4,205,991                0
                                                -----------------------------------------------------------------
Contract owners' equity at
    end of period                               $ 41,398,658      $ 30,156,312      $ 18,416,249      $ 4,205,991
                                                =================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                          SUB-ACCOUNT
                                                --------------------------------------------------------------------
                                                    SCIENCE & TECHNOLOGY--A            SCIENCE & TECHNOLOGY--B (1)
                                                --------------------------------      ------------------------------
                                                     YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                    2003               2002              2003              2002
                                                --------------------------------      ------------------------------
Income:
   Dividends                                    $           0      $           0      $          0      $          0

Expenses:
   Mortality and expense risk
       and administrative charges                   4,632,054          5,249,235           545,189            43,970
                                                --------------------------------------------------------------------

Net investment income (loss)                       (4,632,054)        (5,249,235)         (545,189)          (43,970)

Net realized gain (loss)                         (208,119,458)      (367,926,850)        1,933,475          (265,686)
Unrealized appreciation (depreciation)
    during the period                             335,377,282        159,865,459        11,574,007          (164,810)
                                                --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations       122,625,770       (213,310,626)       12,962,293          (474,466)

Changes from principal transactions:
       Purchase payments                            6,433,820         17,115,638        18,946,909         9,262,983
       Transfers between sub-accounts
           and the Company                         18,698,938        (69,996,329)       19,319,010         2,016,539
       Withdrawals                                (23,573,235)       (31,944,633)       (1,471,426)          (83,332)
       Annual contract fee                           (913,638)          (832,640)         (101,867)                0
                                                --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions                645,885        (85,657,964)       36,692,626        11,196,190
                                                --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                       123,271,655       (298,968,590)       49,654,919        10,721,724

Contract owners' equity at
    beginning of period                           252,566,578        551,535,168        10,721,724                 0
                                                --------------------------------------------------------------------
Contract owners' equity at
    end of period                               $ 375,838,233      $ 252,566,578      $ 60,376,643      $ 10,721,724
                                                ====================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                          SUB-ACCOUNT
                                                --------------------------------------------------------------------
                                                            EMERGING                            EMERGING
                                                        SMALL COMPANY--A                   SMALL COMPANY--B (1)
                                                --------------------------------      ------------------------------
                                                     YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                    2003               2002              2003              2002
                                                --------------------------------      ------------------------------
Income:
   Dividends                                    $           0      $           0      $          0      $          0

Expenses:
   Mortality and expense risk
       and administrative charges                   2,043,019          2,283,570           517,672            70,098
                                                --------------------------------------------------------------------

Net investment income (loss)                       (2,043,019)        (2,283,570)         (517,672)          (70,098)

Net realized gain (loss)                          (24,269,768)       (49,447,542)          858,667          (326,954)
Unrealized appreciation (depreciation)
    during the period                              71,036,569         (7,945,645)       10,918,278           (42,290)
                                                --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations        44,723,782        (59,676,757)       11,259,273          (439,342)

Changes from principal transactions:
       Purchase payments                            2,111,670         13,480,427        19,847,415        12,179,048
       Transfers between sub-accounts
           and the Company                          4,431,589        (10,017,929)       13,136,305         2,230,590
       Withdrawals                                 (9,770,031)       (11,724,363)         (642,635)          (80,493)
       Annual contract fee                           (332,902)          (300,719)          (82,627)                0
                                                --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions             (3,559,674)        (8,562,584)       32,258,458        14,329,145
                                                --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                        41,164,108        (68,239,341)       43,517,731        13,889,803

Contract owners' equity at
    beginning of period                           125,683,392        193,922,733        13,889,803                 0
                                                --------------------------------------------------------------------
Contract owners' equity at
    end of period                               $ 166,847,500      $ 125,683,392      $ 57,407,534      $ 13,889,803
                                                ====================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                                --------------------------------------------------------------------
                                                      AGGRESSIVE GROWTH--A               AGGRESSIVE GROWTH--B (1)
                                                --------------------------------      ------------------------------
                                                     YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2003               2002              2003              2002
                                                --------------------------------      ------------------------------
Income:
   Dividends                                    $           0      $           0      $          0      $          0

Expenses:
   Mortality and expense risk
       and administrative charges                   2,512,021          3,011,472           382,471            68,313
                                                --------------------------------------------------------------------

Net investment income (loss)                       (2,512,021)        (3,011,472)         (382,471)          (68,313)


Net realized gain (loss)                          (35,376,296)       (64,270,748)          596,747          (218,585)
Unrealized appreciation (depreciation)
    during the period                              85,347,134          3,800,154         6,877,849          (521,395)
                                                --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations        47,458,817        (63,482,066)        7,092,125          (808,293)

Changes from principal transactions:
       Purchase payments                            2,666,651         13,509,629        10,594,034        11,566,350
       Transfers between sub-accounts
           and the Company                         (7,310,496)       (20,741,133)        3,217,861         2,724,860
       Withdrawals                                (11,423,427)       (15,892,329)         (666,630)         (133,090)
       Annual contract fee                           (452,887)          (441,426)          (70,151)                0
                                                --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions            (16,520,159)       (23,565,259)       13,075,114        14,158,120
                                                --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                        30,938,658        (87,047,325)       20,167,239        13,349,827

Contract owners' equity at
    beginning of period                           161,550,312        248,597,637        13,349,827                 0
                                                --------------------------------------------------------------------
Contract owners' equity at
    end of period                               $ 192,488,970      $ 161,550,312      $ 33,517,066      $ 13,349,827
                                                ====================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                           SUB-ACCOUNT
                                                -------------------------------------------------------------------
                                                    INTERNATIONAL STOCK--A             INTERNATIONAL STOCK--B (1)
                                                -------------------------------      ------------------------------
                                                     YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                    2003               2002              2003              2002
                                                -------------------------------      ------------------------------
Income:
   Dividends                                    $    398,946      $     445,669      $     85,787      $      1,563

Expenses:
   Mortality and expense risk
       and administrative charges                  1,161,554          1,448,182           291,302            72,744
                                                -------------------------------------------------------------------

Net investment income (loss)                        (762,608)        (1,002,513)         (205,515)          (71,181)

Net realized gain (loss)                         (10,030,014)       (21,805,047)          795,531          (158,604)
Unrealized appreciation (depreciation)
    during the period                             30,965,735         (1,004,061)        5,035,086          (277,627)
                                                -------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations       20,173,113        (23,811,621)        5,625,102          (507,412)

Changes from principal transactions:
       Purchase payments                             947,604          7,278,594         5,141,168        10,109,444
       Transfers between sub-accounts
           and the Company                        (4,852,539)        (6,724,536)        5,144,589         1,928,058
       Withdrawals                                (5,408,763)        (6,378,167)       (2,979,769)         (113,614)
       Annual contract fee                          (167,610)          (167,595)          (50,305)                0
                                                -------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions            (9,481,308)        (5,991,704)        7,255,683        11,923,888
                                                -------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                       10,691,805        (29,803,325)       12,880,785        11,416,476

Contract owners' equity at
    beginning of period                           79,491,068        109,294,393        11,416,476                 0
                                                -------------------------------------------------------------------
Contract owners' equity at
    end of period                               $ 90,182,873      $  79,491,068      $ 24,297,261      $ 11,416,476
                                                ===================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                     QUANTITATIVE EQUITY--A            QUANTITATIVE EQUITY--B (1)
                                                --------------------------------      ----------------------------
                                                     YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2003               2002             2003             2002
                                                --------------------------------      ----------------------------
Income:
   Dividends                                    $     771,461      $     574,943      $    31,332      $       167

Expenses:
   Mortality and expense risk
       and administrative charges                   1,701,054          2,593,418           72,081           15,331
                                                ------------------------------------------------------------------

Net investment income (loss)                         (929,593)        (2,018,475)         (40,749)         (15,164)

Net realized gain (loss)                          (36,935,965)       (85,900,898)         257,348          (94,286)
Unrealized appreciation (depreciation)
    during the period                              60,099,333         23,136,573          720,758          (68,912)
                                                ------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations        22,233,775        (64,782,800)         937,357         (178,362)

Changes from principal transactions:
       Purchase payments                            1,627,733          7,395,730        1,119,360        2,661,590
       Transfers between sub-accounts
           and the Company                        (17,480,821)       (47,448,100)         859,611          559,628
       Withdrawals                                 (9,757,488)       (17,584,797)        (134,808)         (28,187)
       Annual contract fee                           (260,271)          (301,002)         (14,879)               0
                                                ------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions            (25,870,847)       (57,938,169)       1,829,284        3,193,031
                                                ------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                        (3,637,072)      (122,720,969)       2,766,641        3,014,669

Contract owners' equity at
    beginning of period                           124,375,746        247,096,715        3,014,669                0
                                                ------------------------------------------------------------------
Contract owners' equity at
    end of period                               $ 120,738,674      $ 124,375,746      $ 5,781,310      $ 3,014,669
                                                ==================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                                --------------------------------------------------------------------
                                                           VALUE--A                           VALUE--B (1)
                                                     YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                --------------------------------      ------------------------------
                                                    2003               2002              2003              2002
                                                --------------------------------      ------------------------------
Income:
   Dividends                                    $   2,252,220      $   5,156,874      $    184,914      $      4,528

Expenses:
   Mortality and expense risk
       and administrative charges                   2,630,122          3,500,447           278,779            60,999
                                                --------------------------------------------------------------------

Net investment income (loss)                         (377,902)         1,656,427           (93,865)          (56,471)

Net realized gain (loss)                          (15,038,965)        (9,629,983)          436,912          (494,029)
Unrealized appreciation (depreciation)
    during the period                              70,479,396        (59,252,884)        5,625,962          (224,122)
                                                --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations        55,062,529        (67,226,440)        5,969,009          (774,622)

Changes from principal transactions:
       Purchase payments                            2,078,391         14,778,088         8,990,719         9,830,473
       Transfers between sub-accounts
           and the Company                        (28,576,758)        (8,482,256)        1,476,443         2,175,427
       Withdrawals                                (16,129,743)       (20,116,653)         (418,200)          (77,277)
       Annual contract fee                           (329,223)          (340,429)          (55,439)                0
                                                --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions            (42,957,333)       (14,161,250)        9,993,523        11,928,623
                                                --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                        12,105,196        (81,387,690)       15,962,532        11,154,001

Contract owners' equity at
    beginning of period                           186,030,670        267,418,360        11,154,001                 0
                                                --------------------------------------------------------------------
Contract owners' equity at
    end of period                               $ 198,135,866      $ 186,030,670      $ 27,116,533      $ 11,154,001
                                                ====================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                              SUB-ACCOUNT
                                                --------------------------------------------------------------------
                                                   REAL ESTATE SECURITIES--A           REAL ESTATE SECURITIES--B (1)
                                                --------------------------------      ------------------------------
                                                     YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2003               2002              2003              2002
                                                --------------------------------      ------------------------------
Income:
   Dividends                                    $   3,072,761      $   3,003,426      $  1,076,468      $     10,220

Expenses:
   Mortality and expense risk
       and administrative charges                   1,766,849          1,610,141           774,804           144,131
                                                --------------------------------------------------------------------

Net investment income (loss)                        1,305,912          1,393,285           301,664          (133,911)

Net realized gain (loss)                            2,605,570          2,077,647           822,144          (204,564)
Unrealized appreciation (depreciation)
    during the period                              33,596,600         (7,206,892)       14,564,864          (135,173)
                                                --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations        37,508,082         (3,735,960)       15,688,672          (473,648)

Changes from principal transactions:
       Purchase payments                            1,379,445         12,999,359        20,879,191        24,676,216
       Transfers between sub-accounts
           and the Company                          3,130,824         38,467,502        10,771,446         4,188,625
       Withdrawals                                 (9,983,382)       (12,577,104)       (2,011,810)         (177,117)
       Annual contract fee                           (235,198)          (166,579)         (140,625)                0
                                                --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions             (5,708,311)        38,723,178        29,498,202        28,687,724
                                                --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                        31,799,771         34,987,218        45,186,874        28,214,076

Contract owners' equity at
    beginning of period                           108,850,395         73,863,177        28,214,076                 0
                                                --------------------------------------------------------------------
Contract owners' equity at
    end of period                               $ 140,650,166      $ 108,850,395      $ 73,400,950      $ 28,214,076
                                                ====================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                           SUB-ACCOUNT
                                                -----------------------------------------------------------------
                                                         BALANCED--A                      BALANCED--B (1)
                                                ------------------------------      -----------------------------
                                                    YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                    2003              2002              2003             2002
                                                ------------------------------      -----------------------------
Income:
   Dividends                                    $  1,443,068      $  1,766,109      $    240,901      $    11,346

Expenses:
   Mortality and expense risk
       and administrative charges                    855,175         1,003,604           182,810           27,576
                                                -----------------------------------------------------------------
Net investment income (loss)                         587,893           762,505            58,091          (16,230)

Net realized gain (loss)                          (8,555,921)      (11,702,441)           85,168          (78,520)
Unrealized appreciation (depreciation)
    during the period                             14,714,777        (1,233,075)        1,386,011          (20,228)
                                                -----------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations        6,746,749       (12,173,011)        1,529,270         (114,978)

Changes from principal transactions:
       Purchase payments                             659,765         5,369,213         7,245,195        5,169,246
       Transfers between sub-accounts
           and the Company                        (1,774,916)       (1,797,824)        3,090,327        1,024,071
       Withdrawals                                (5,893,492)       (6,826,594)         (568,988)        (136,475)
       Annual contract fee                           (89,859)          (77,240)          (27,148)               0
                                                -----------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions            (7,098,502)       (3,332,445)        9,739,386        6,056,842
                                                -----------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                         (351,753)      (15,505,456)       11,268,656        5,941,864

Contract owners' equity at
    beginning of period                           59,337,713        74,843,169         5,941,864                0
                                                -----------------------------------------------------------------
Contract owners' equity at
    end of period                               $ 58,985,960      $ 59,337,713      $ 17,210,520      $ 5,941,864
                                                =================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                                --------------------------------------------------------------------
                                                          HIGH YIELD--A                    HIGH YIELD--B (1)
                                                --------------------------------      ------------------------------
                                                     YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                    2003                2002              2003              2002
                                                --------------------------------      ------------------------------
Income:
   Dividends                                    $   9,637,576      $  11,981,195      $  2,454,162      $    166,246

Expenses:
   Mortality and expense risk
       and administrative charges                   2,764,629          1,988,137           982,226            81,182
                                                --------------------------------------------------------------------

Net investment income (loss)                        6,872,947          9,993,058         1,471,936            85,064

Net realized gain (loss)                           (3,457,399)       (27,263,784)        2,304,411          (232,857)
Unrealized appreciation (depreciation)
    during the period                              32,281,985          6,608,120         7,235,506           407,986
                                                --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations        35,697,533        (10,662,606)       11,011,853           260,193

Changes from principal transactions:
       Purchase payments                            2,677,392         12,836,094        39,999,646        13,515,097
       Transfers between sub-accounts
           and the Company                         61,346,287         13,382,263        30,766,481         5,344,290
       Withdrawals                                (17,114,095)       (13,508,610)       (2,833,059)         (154,481)
       Annual contract fee                           (288,988)          (148,617)         (110,347)                0
                                                --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions             46,620,596         12,561,130        67,822,721        18,704,906
                                                --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                        82,318,129          1,898,524        78,834,574        18,965,099

Contract owners' equity at
    beginning of period                           135,646,552        133,748,028        18,965,099                 0
                                                --------------------------------------------------------------------
Contract owners' equity at
    end of period                               $ 217,964,681      $ 135,646,552      $ 97,799,673      $ 18,965,099
                                                ====================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ----------------------------------------------------------------------
                                                 LIFESTYLE AGGRESSIVE 1000--A        LIFESTYLE AGGRESSIVE 1000--B (1)
                                                -------------------------------     ----------------------------------
                                                    YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                    2003              2002               2003              2002
                                                -------------------------------     ----------------------------------
Income:
   Dividends                                    $     385,950      $    738,071      $     158,117      $      3,038

Expenses:
   Mortality and expense risk
       and administrative charges                   1,450,376         1,370,264          1,061,993           111,365
                                                --------------------------------------------------------------------

Net investment income (loss)                       (1,064,426)         (632,193)          (903,876)         (108,327)

Net realized gain (loss)                           (5,506,467)       (8,480,152)           367,242          (266,368)
Unrealized appreciation (depreciation)
    during the period                              35,931,498       (14,228,720)        23,100,056          (583,478)
                                                --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations        29,360,605       (23,341,065)        22,563,422          (958,173)

Changes from principal transactions:
       Purchase payments                            2,130,936        13,235,605         70,408,947        23,602,718
       Transfers between sub-accounts
           and the Company                         20,605,458         2,263,876         16,155,005         3,248,113
       Withdrawals                                 (4,525,284)       (5,844,623)        (1,244,480)          (61,304)
       Annual contract fee                           (287,512)         (222,649)          (139,016)                0
                                                --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions             17,923,598         9,432,209         85,180,456        26,789,527
                                                --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                        47,284,203       (13,908,856)       107,743,878        25,831,354

Contract owners' equity at
    beginning of period                            81,128,326        95,037,182         25,831,354                 0
                                                --------------------------------------------------------------------
Contract owners' equity at
    end of period                               $ 128,412,529      $ 81,128,326      $ 133,575,232      $ 25,831,354
                                                ====================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                                ----------------------------------------------------------------------
                                                    LIFESTYLE GROWTH 820--A              LIFESTYLE GROWTH 820--B (1)
                                                --------------------------------      --------------------------------
                                                     YEAR ENDED DECEMBER 31                YEAR ENDED DECEMBER 31
                                                --------------------------------      --------------------------------
                                                   2003               2002               2003               2002
Income:
   Dividends                                    $   5,348,253      $   9,798,226      $   2,334,906      $      28,539

Expenses:
   Mortality and expense risk
       and administrative charges                   6,862,871          6,739,165          4,948,884            502,039
                                                ----------------------------------------------------------------------

Net investment income (loss)                       (1,514,618)         3,059,061         (2,613,978)          (473,500)

Net realized gain (loss)                          (18,798,494)       (24,910,263)           443,964           (795,789)
Unrealized appreciation (depreciation)
    during the period                             134,964,807        (66,645,311)        88,875,738         (1,203,734)
                                                ----------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations       114,651,695        (88,496,513)        86,705,724         (2,473,023)

Changes from principal transactions:
       Purchase payments                            8,285,702         78,339,455        291,758,068         98,002,492
       Transfers between sub-accounts
           and the Company                         66,668,476          9,192,018        114,676,993         21,478,710
       Withdrawals                                (28,378,208)       (24,652,680)        (4,875,543)          (624,928)
       Annual contract fee                         (1,190,019)          (820,959)          (695,811)                 0
                                                ----------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions             45,385,951         62,057,834        400,863,707        118,856,274
                                                ----------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                       160,037,646        (26,438,679)       487,569,431        116,383,251

Contract owners' equity at
    beginning of period                           410,787,298        437,225,977        116,383,251                  0
                                                ----------------------------------------------------------------------
Contract owners' equity at
    end of period                               $ 570,824,944      $ 410,787,298      $ 603,952,682      $ 116,383,251
                                                ======================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                                ----------------------------------------------------------------------
                                                   LIFESTYLE BALANCED 640--A           LIFESTYLE BALANCED 640--B (1)
                                                --------------------------------      --------------------------------
                                                     YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                    2003               2002               2003               2002
                                                --------------------------------      --------------------------------
Income:
   Dividends                                    $  13,063,809      $  16,939,176      $   6,018,455      $      66,081

Expenses:
   Mortality and expense risk
       and administrative charges                   8,539,131          7,574,348          6,017,227            632,246
                                                ----------------------------------------------------------------------

Net investment income (loss)                        4,524,678          9,364,828              1,228           (566,165)

Net realized gain (loss)                          (14,191,575)       (19,379,768)         1,367,876           (233,278)
Unrealized appreciation (depreciation)
    during the period                             123,687,233        (52,117,232)        81,733,858            315,761
                                                ----------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations       114,020,336        (62,132,172)        83,102,962           (483,682)

Changes from principal transactions:
       Purchase payments                            7,915,089         81,452,405        313,457,332        126,304,728
       Transfers between sub-accounts
           and the Company                         89,372,596         69,027,356        136,110,946         31,435,317
       Withdrawals                                (44,067,334)       (44,193,214)       (13,147,255)        (1,952,292)
       Annual contract fee                         (1,175,598)          (720,680)          (807,265)                 0
                                                ----------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions             52,044,753        105,565,867        435,613,758        155,787,753
                                                ----------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                       166,065,089         43,433,695        518,716,720        155,304,071

Contract owners' equity at
    beginning of period                           496,027,939        452,594,244        155,304,071                  0
                                                ----------------------------------------------------------------------
Contract owners' equity at
    end of period                               $ 662,093,028      $ 496,027,939      $ 674,020,791      $ 155,304,071
                                                ======================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                                ---------------------------------------------------------------------
                                                    LIFESTYLE MODERATE 460--A          LIFESTYLE MODERATE 460--B (1)
                                                --------------------------------      -------------------------------
                                                     YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                    2003               2002               2003              2002
                                                --------------------------------      -------------------------------
Income:
   Dividends                                    $   6,948,499      $   6,817,009      $   3,472,781      $     48,617

Expenses:
   Mortality and expense risk
       and administrative charges                   3,521,228          3,057,848          2,557,232           298,244
                                                ---------------------------------------------------------------------

Net investment income (loss)                        3,427,271          3,759,161            915,549          (249,627)

Net realized gain (loss)                           (5,441,935)        (5,094,965)           986,711          (201,098)
Unrealized appreciation (depreciation)
    during the period                              36,715,207         (7,691,449)        23,584,292           661,824
                                                ---------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations        34,700,543         (9,027,253)        25,486,552           211,099

Changes from principal transactions:
       Purchase payments                            3,753,040         33,041,997        112,293,897        54,323,811
       Transfers between sub-accounts
           and the Company                         30,018,611         35,423,993         56,764,883        16,084,294
       Withdrawals                                (21,982,594)       (16,466,800)        (5,272,904)         (856,642)
       Annual contract fee                           (405,291)          (253,436)          (345,568)                0
                                                ---------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions             11,383,766         51,745,754        163,440,308        69,551,463
                                                ---------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                        46,084,309         42,718,501        188,926,860        69,762,562

Contract owners' equity at
    beginning of period                           211,250,338        168,531,837         69,762,562                 0
                                                ---------------------------------------------------------------------
Contract owners' equity at
    end of period                               $ 257,334,647      $ 211,250,338      $ 258,689,422      $ 69,762,562
                                                =====================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                              SUB-ACCOUNT
                                                -----------------------------------------------------------------------
                                                 LIFESTYLE CONSERVATIVE 280--A       LIFESTYLE CONSERVATIVE 280--B (1)
                                                --------------------------------    -----------------------------------
                                                     YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                    2003               2002               2003              2002
                                                --------------------------------      -------------------------------
Income:
   Dividends                                    $   6,097,668      $   4,150,295      $   2,763,882      $     43,896

Expenses:
   Mortality and expense risk
       and administrative charges                   2,354,906          2,039,830          1,555,889           199,164
                                                ---------------------------------------------------------------------

Net investment income (loss)                        3,742,762          2,110,465          1,207,993          (155,268)

Net realized gain (loss)                              578,125         (1,477,388)         1,507,415           (62,651)
Unrealized appreciation (depreciation)
    during the period                              10,255,396           (316,644)         6,660,749           743,780
                                                ---------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations        14,576,283            316,433          9,376,157           525,861

Changes from principal transactions:
       Purchase payments                            1,545,117         18,382,289         67,473,922        36,109,609
       Transfers between sub-accounts
           and the Company                          4,909,458         39,064,001         19,837,487         7,809,440
       Withdrawals                                (19,591,433)       (17,028,518)        (6,598,999)         (686,035)
       Annual contract fee                           (235,418)          (131,615)          (161,583)                0
                                                ---------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions            (13,372,276)        40,286,157         80,550,827        43,233,014
                                                ---------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                         1,204,007         40,602,590         89,926,984        43,758,875

Contract owners' equity at
    beginning of period                           146,341,361        105,738,771         43,758,875                 0
                                                ---------------------------------------------------------------------
Contract owners' equity at
    end of period                               $ 147,545,368      $ 146,341,361      $ 133,685,859      $ 43,758,875
                                                =====================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                                ---------------------------------------------------------------------
                                                     SMALL COMPANY VALUE--A             SMALL COMPANY VALUE--B (1)
                                                --------------------------------      -------------------------------
                                                     YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2003               2002               2003              2002
                                                --------------------------------      -------------------------------
Income:
   Dividends                                    $   1,067,458      $   1,413,944      $     368,686      $      2,450

Expenses:
   Mortality and expense risk
       and administrative charges                   3,071,538          3,082,696          1,242,781           214,523
                                                ---------------------------------------------------------------------

Net investment income (loss)                       (2,004,080)        (1,668,752)          (874,095)         (212,073)

Net realized gain (loss)                              747,691          2,650,043          1,291,326          (737,319)
Unrealized appreciation (depreciation)
    during the period                              56,960,321        (28,129,963)        21,842,152           (41,870)
                                                ---------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations        55,703,932        (27,148,672)        22,259,383          (991,262)

Changes from principal transactions:
       Purchase payments                            3,312,973         32,266,541         37,197,849        34,902,183
       Transfers between sub-accounts
           and the Company                          7,575,031         74,719,762         19,986,591         9,625,190
       Withdrawals                                (17,748,545)       (15,689,037)        (2,078,016)         (367,964)
       Annual contract fee                           (468,244)          (352,687)          (216,331)                0
                                                ---------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions             (7,328,785)        90,944,579         54,890,093        44,159,409
                                                ---------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                        48,375,147         63,795,907         77,149,476        43,168,147

Contract owners' equity at
    beginning of period                           193,152,245        129,356,338         43,168,147                 0
                                                ---------------------------------------------------------------------
Contract owners' equity at
    end of period                               $ 241,527,392      $ 193,152,245      $ 120,317,623      $ 43,168,147
                                                =====================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                -------------------------------------------------------------------
                                                    INTERNATIONAL VALUE--A             INTERNATIONAL VALUE--B (1)
                                                -------------------------------      ------------------------------
                                                     YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2003              2002              2003              2002
                                                -------------------------------      ------------------------------
Income:
   Dividends                                    $     860,110      $    759,226      $    428,452      $      9,025

Expenses:
   Mortality and expense risk
       and administrative charges                   1,578,229         1,461,183           932,800           140,362
                                                -------------------------------------------------------------------

Net investment income (loss)                         (718,119)         (701,957)         (504,348)         (131,337)

Net realized gain (loss)                           (2,490,029)       (9,351,887)        1,837,613          (513,097)
Unrealized appreciation (depreciation)
    during the period                              43,016,341       (11,606,333)       22,987,478          (718,218)
                                                -------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations        39,808,193       (21,660,177)       24,320,743        (1,362,652)

Changes from principal transactions:
       Purchase payments                            1,665,762        12,898,013        29,825,773        23,290,571
       Transfers between sub-accounts
           and the Company                         16,649,122        29,060,085        11,166,853         9,142,901
       Withdrawals                                 (7,175,085)       (6,577,115)       (2,781,811)       (1,076,883)
       Annual contract fee                           (226,279)         (164,739)         (143,289)                0
                                                -------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions             10,913,520        35,216,244        38,067,526        31,356,589
                                                -------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                        50,721,713        13,556,067        62,388,269        29,993,937

Contract owners' equity at
    beginning of period                            89,132,404        75,576,337        29,993,937                 0
                                                -------------------------------------------------------------------
Contract owners' equity at
    end of period                               $ 139,854,117      $ 89,132,404      $ 92,382,206      $ 29,993,937
                                                ===================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                                --------------------------------------------------------------------
                                                     SMALL COMPANY BLEND--A             SMALL COMPANY BLEND--B (1)
                                                --------------------------------      ------------------------------
                                                     YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                    2003               2002              2003              2002
                                                --------------------------------      ------------------------------
Income:
   Dividends                                    $           0      $     219,321      $          0      $        254

Expenses:
   Mortality and expense risk
       and administrative charges                   1,530,673          1,605,041           531,583            73,401
                                                --------------------------------------------------------------------

Net investment income (loss)                       (1,530,673)        (1,385,720)         (531,583)          (73,147)

Net realized gain (loss)                           (5,865,268)       (21,016,147)          872,949          (445,632)
Unrealized appreciation (depreciation)
    during the period                              40,837,469        (13,854,023)       11,148,655          (404,893)
                                                --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations        33,441,528        (36,255,890)       11,490,021          (923,672)

Changes from principal transactions:
       Purchase payments                            1,312,566         14,649,064        20,532,492        13,553,330
       Transfers between sub-accounts
           and the Company                          4,596,710         10,611,994         9,023,912         2,940,763
       Withdrawals                                 (6,873,419)        (7,012,852)         (744,019)          (97,104)
       Annual contract fee                           (244,100)          (194,217)          (83,203)                0
                                                --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions             (1,208,243)        18,053,989        28,729,182        16,396,989
                                                --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                        32,233,285        (18,201,901)       40,219,203        15,473,317

Contract owners' equity at
    beginning of period                            89,497,693        107,699,594        15,473,317                 0
                                                --------------------------------------------------------------------
Contract owners' equity at
    end of period                               $ 121,730,978      $  89,497,693      $ 55,692,520      $ 15,473,317
                                                ====================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                                ----------------------------------------------------------------------
                                                        TOTAL RETURN--A                     TOTAL RETURN--B (1)
                                                --------------------------------      --------------------------------
                                                     YEAR ENDED DECEMBER 31                YEAR ENDED DECEMBER 31
                                                    2003               2002               2003               2002
                                                --------------------------------      --------------------------------
Income:
   Dividends                                    $  38,122,057      $  23,013,999      $  13,257,082      $      85,711

Expenses:
   Mortality and expense risk
       and administrative charges                   8,667,997          8,016,349          3,674,276            641,668
                                                ----------------------------------------------------------------------

Net investment income (loss)                       29,454,060         14,997,650          9,582,806           (555,957)

Net realized gain (loss)                            8,725,739          8,339,401            247,143            402,589
Unrealized appreciation (depreciation)
    during the period                             (19,452,832)        17,177,695         (3,884,109)         4,253,629
                                                ----------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations        18,726,967         40,514,746          5,945,840          4,100,261

Changes from principal transactions:
       Purchase payments                            6,396,388         69,970,819        109,701,093        121,904,718
       Transfers between sub-accounts
           and the Company                        (87,612,913)       173,662,568         18,023,056         23,477,044
       Withdrawals                                (54,324,767)       (49,611,673)       (20,420,323)        (1,536,055)
       Annual contract fee                         (1,088,694)          (814,233)          (420,260)                 0
                                                ----------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions           (136,629,986)       193,207,481        106,883,566        143,845,707
                                                ----------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                      (117,903,019)       233,722,227        112,829,406        147,945,968

Contract owners' equity at
    beginning of period                           610,906,342        377,184,115        147,945,968                  0
                                                ----------------------------------------------------------------------
Contract owners' equity at
    end of period                               $ 493,003,323      $ 610,906,342      $ 260,775,374      $ 147,945,968
                                                ======================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                                --------------------------------------------------------------------
                                                      U.S. LARGE CAP--A (3)              U.S. LARGE CAP--B (1,3)
                                                --------------------------------      ------------------------------
                                                     YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                    2003               2002               2003              2002
                                                --------------------------------      ------------------------------
Income:
   Dividends                                    $   1,027,357      $     846,589      $    294,980      $      1,461

Expenses:
   Mortality and expense risk
       and administrative charges                   3,850,687          4,146,225         1,145,557           199,138
                                                --------------------------------------------------------------------

Net investment income (loss)                       (2,823,330)        (3,299,636)         (850,577)         (197,677)

Net realized gain (loss)                          (13,730,869)       (15,354,651)          890,962          (536,557)
Unrealized appreciation (depreciation)
    during the period                              94,141,401        (71,442,209)       22,003,462          (118,325)
                                                --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations        77,587,202        (90,096,496)       22,043,847          (852,559)

Changes from principal transactions:
       Purchase payments                            2,731,656         30,152,648        30,133,548        34,742,061
       Transfers between sub-accounts
           and the Company                         (8,277,233)        10,430,828         9,026,408         6,258,578
       Withdrawals                                (18,187,380)       (18,897,540)       (1,730,625)         (216,408)
       Annual contract fee                           (546,215)          (455,264)         (210,633)                0
                                                --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions            (24,279,172)        21,230,672        37,218,698        40,784,231
                                                --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                        53,308,030        (68,865,824)       59,262,545        39,931,672

Contract owners' equity at
    beginning of period                           236,130,644        304,996,468        39,931,672                 0
                                                --------------------------------------------------------------------
Contract owners' equity at
    end of period                               $ 289,438,674      $ 236,130,644      $ 99,194,217      $ 39,931,672
                                                ====================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

(3) Effective May 2, 2003, the U.S. Large Cap Value Sub-Account was renamed the U.S. Large Cap through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                                --------------------------------------------------------------------
                                                        MID CAP STOCK--A                  MID CAP STOCK--B (1)
                                                --------------------------------      ------------------------------
                                                     YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                    2003               2002              2003              2002
                                                --------------------------------      ------------------------------
Income:
   Dividends                                    $           0      $           0      $          0      $          0

Expenses:
   Mortality and expense risk
       and administrative charges                   1,765,507          1,613,189           663,746            88,453
                                                --------------------------------------------------------------------

Net investment income (loss)                       (1,765,507)        (1,613,189)         (663,746)          (88,453)

Net realized gain (loss)                           (3,953,338)        (9,943,108)          521,177          (198,403)
Unrealized appreciation (depreciation)
    during the period                              45,265,057        (19,384,457)       14,045,762          (361,070)
                                                --------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations        39,546,212        (30,940,754)       13,903,193          (647,926)

Changes from principal transactions:
       Purchase payments                            1,556,968         16,726,451        26,830,411        15,005,125
       Transfers between sub-accounts
           and the Company                         27,772,543          3,484,532        19,278,690         3,874,326
       Withdrawals                                 (9,081,838)        (6,595,563)       (1,079,543)          (70,993)
       Annual contract fee                           (296,081)          (209,281)         (105,344)                0
                                                --------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions             19,951,592         13,406,139        44,924,214        18,808,458
                                                --------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                        59,497,804        (17,534,615)       58,827,407        18,160,532

Contract owners' equity at
    beginning of period                            92,124,626        109,659,241        18,160,532                 0
                                                --------------------------------------------------------------------
Contract owners' equity at
    end of period                               $ 151,622,430      $  92,124,626      $ 76,987,939      $ 18,160,532
                                                ====================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                           SUB-ACCOUNT
                                                -----------------------------------------------------------------
                                                   GLOBAL ALLOCATION--A (4)          GLOBAL ALLOCATION--B (1,4)
                                                ------------------------------      -----------------------------
                                                    YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                   2003              2002              2003             2002
                                                ------------------------------      -----------------------------
Income:
   Dividends                                    $    242,824      $      1,486      $     40,241      $         0

Expenses:
   Mortality and expense risk
       and administrative charges                    758,544           986,506           156,883           26,200
                                                -----------------------------------------------------------------

Net investment income (loss)                        (515,720)         (985,020)         (116,642)         (26,200)

Net realized gain (loss)                          (5,720,796)       (9,023,658)          335,456          (29,531)
Unrealized appreciation (depreciation)
    during the period                             17,070,057        (9,251,757)        2,241,544         (106,854)
                                                -----------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations       10,833,541       (19,260,435)        2,460,358         (162,585)

Changes from principal transactions:
       Purchase payments                             486,706         9,355,127         6,346,340        4,437,868
       Transfers between sub-accounts
           and the Company                        (6,651,531)       (3,192,626)        3,538,890          909,266
       Withdrawals                                (2,506,961)       (3,171,002)         (243,712)         (17,116)
       Annual contract fee                          (169,400)         (173,268)          (31,743)               0
                                                -----------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions            (8,841,186)        2,818,231         9,609,775        5,330,018
                                                -----------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                        1,992,355       (16,442,204)       12,070,133        5,167,433

Contract owners' equity at
    beginning of period                           51,976,048        68,418,252         5,167,433                0
                                                -----------------------------------------------------------------
Contract owners' equity at
    end of period                               $ 53,968,403      $ 51,976,048      $ 17,237,566      $ 5,167,433
                                                =================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

(4) Effective May 5, 2003, the Tactical Allocation Sub-Account was renamed the Global Allocation through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
              (formerly the Manufacturers Life Insurance Company of
                        North America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                       DYNAMIC GROWTH--A                DYNAMIC GROWTH--B (1)
                                                -------------------------------      -----------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2003              2002              2003              2002
                                                -------------------------------      -----------------------------
Income:
   Dividends                                    $           0      $          0      $          0      $         0

Expenses:
   Mortality and expense risk
       and administrative charges                   1,307,716         1,030,358           389,027           20,255
                                                ------------------------------------------------------------------

Net investment income (loss)                       (1,307,716)       (1,030,358)         (389,027)         (20,255)

Net realized gain (loss)                          (14,968,813)      (53,003,232)          694,583          (89,409)
Unrealized appreciation (depreciation)
    during the period                              40,081,610        27,556,315         6,952,445          (94,763)
                                                ------------------------------------------------------------------
Net increase (decrease) in
    contract owners' equity from operations        23,805,081       (26,477,275)        7,258,001         (204,427)

Changes from principal transactions:
       Purchase payments                            1,863,316         5,699,912         4,865,312        3,901,542
       Transfers between sub-accounts
           and the Company                         36,246,415        (9,627,810)       23,010,178          476,227
       Withdrawals                                 (4,882,183)       (6,160,656)         (634,035)         (36,804)
       Annual contract fee                           (287,922)         (197,554)          (90,837)               0
                                                ------------------------------------------------------------------
Net increase (decrease) in contract owners'
    equity from principal transactions             32,939,626       (10,286,108)       27,150,618        4,340,965
                                                ------------------------------------------------------------------
Total increase (decrease) in
    contract owners' equity                        56,744,707       (36,763,383)       34,408,619        4,136,538

Contract owners' equity at
    beginning of period                            53,547,967        90,311,350         4,136,538                0
                                                ------------------------------------------------------------------
Contract owners' equity at
    end of period                               $ 110,292,674      $ 53,547,967      $ 38,545,157      $ 4,136,538
                                                ==================================================================

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
           (formerly the Manufacturers Life Insurance Company of North
                           America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         ---------------------------------------------------------------------
                                                          INTERNET TECHNOLOGIES -- A (5)     INTERNET TECHNOLOGIES -- B (1, 5)
                                                         --------------------------------    ---------------------------------
                                                              YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                             2003               2002              2003              2002
                                                         --------------    --------------    --------------    ---------------
Income:
   Dividends                                             $            0    $            0    $            0    $            0

Expenses:
    Mortality and expense risk
       and administrative charges                               106,221           367,924            16,038            11,163
                                                         --------------    --------------    --------------    --------------

Net investment income (loss)                                   (106,221)         (367,924)          (16,038)          (11,163)

Net realized gain (loss)                                     (7,940,612)      (32,895,046)          852,780           (10,913)
Unrealized appreciation (depreciation)
    during the period                                        12,804,639        18,912,850          (130,233)          130,233
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in
    contract owners' equity from operations                   4,757,806       (14,350,120)          706,509           108,157

Changes from principal transactions:
       Purchase payments                                        138,388         3,043,522           708,021         2,203,496
       Transfers between sub-accounts
           and the Company                                  (25,014,247)       (2,748,309)       (3,910,982)          260,326
       Withdrawals                                             (563,388)       (1,342,996)          (43,872)          (31,655)
       Annual contract fee                                      (24,274)          (76,056)                0                 0
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in contract owners'
    equity from principal transactions                      (25,463,521)       (1,123,839)       (3,246,833)        2,432,167
                                                         --------------    --------------    --------------    --------------
Total increase (decrease) in
    contract owners' equity                                 (20,705,715)      (15,473,959)       (2,540,324)        2,540,324

Contract owners' equity at
    beginning of period                                      20,705,715        36,179,674         2,540,324                 0
                                                         --------------    --------------    --------------    --------------
Contract owners' equity at
    end of period                                        $            0    $   20,705,715    $            0    $    2,540,324
                                                         ==============    ==============    ==============    ==============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

(5) Ceased Operations, May 2, 2003, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
           (formerly the Manufacturers Life Insurance Company of North
                           America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                            INTERNATIONAL INDEX -- A           INTERNATIONAL INDEX -- B (1)
                                                         --------------------------------    --------------------------------
                                                               YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                              2003              2002              2003              2002
                                                         --------------    --------------    --------------    --------------
Income:
   Dividends                                             $      245,834    $      195,833    $      193,089    $       73,986

Expenses:
    Mortality and expense risk
       and administrative charges                               225,749           221,096           178,753            28,131
                                                         --------------    --------------    --------------    --------------
Net investment income (loss)                                     20,085           (25,263)           14,336            45,855

Net realized gain (loss)                                       (608,288)       (2,146,826)          710,643          (102,024)
Unrealized appreciation (depreciation)
    during the period                                         4,808,828          (740,986)        3,136,670          (105,515)
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in
    contract owners' equity from operations                   4,220,625        (2,913,075)        3,861,649          (161,684)

Changes from principal transactions:
       Purchase payments                                        254,441         2,992,589         4,799,531         4,165,238
       Transfers between sub-accounts
           and the Company                                    1,330,282         2,396,719         4,686,350         1,263,539
       Withdrawals                                             (673,064)       (1,083,685)       (2,486,791)          (44,380)
       Annual contract fee                                      (40,634)          (30,608)          (29,510)                0
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in contract owners'
    equity from principal transactions                          871,025         4,275,015         6,969,580         5,384,397
                                                         --------------    --------------    --------------    --------------
Total increase (decrease) in
    contract owners' equity                                   5,091,650         1,361,940        10,831,229         5,222,713

Contract owners' equity at
    beginning of period                                      14,048,845        12,686,905         5,222,713                 0
                                                         --------------    --------------    --------------    --------------
Contract owners' equity at
    end of period                                        $   19,140,495    $   14,048,845    $   16,053,942    $    5,222,713
                                                         ==============    ==============    ==============    ==============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
           (formerly the Manufacturers Life Insurance Company of North
                           America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                          TOTAL STOCK MARKET INDEX -- A      TOTAL STOCK MARKET INDEX -- B (1)
                                                         --------------------------------    --------------------------------
                                                              YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                              2003              2002              2003              2002
                                                         --------------    --------------    --------------    --------------
Income:
   Dividends                                             $            0    $      237,548    $            0    $       60,461

Expenses:
    Mortality and expense risk
       and administrative charges                               438,497           389,238           239,005            26,107
                                                         --------------    --------------    --------------    --------------
Net investment income (loss)                                   (438,497)         (151,690)         (239,005)           34,354

Net realized gain (loss)                                     (1,410,997)       (2,323,091)           87,807          (104,958)
Unrealized appreciation (depreciation)
    during the period                                         9,278,258        (4,368,287)        4,319,660          (186,281)
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in
    contract owners' equity from operations                   7,428,764        (6,843,068)        4,168,462          (256,885)

Changes from principal transactions:
       Purchase payments                                        387,538         4,992,764         9,914,698         4,718,917
       Transfers between sub-accounts
           and the Company                                    6,476,328         2,821,406         6,216,570         1,435,506
       Withdrawals                                           (1,700,206)       (2,086,338)         (325,601)          (22,082)
       Annual contract fee                                      (69,620)          (44,805)          (33,840)                0
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in contract owners'
    equity from principal transactions                        5,094,040         5,683,027        15,771,827         6,132,341
                                                         --------------    --------------    --------------    --------------
Total increase (decrease) in
    contract owners' equity                                  12,522,804        (1,160,041)       19,940,289         5,875,456

Contract owners' equity at
    beginning of period                                      24,131,031        25,291,072         5,875,456                 0
                                                         --------------    --------------    --------------    --------------
Contract owners' equity at
    end of period                                        $   36,653,835    $   24,131,031    $   25,815,745    $    5,875,456
                                                         ==============    ==============    ==============    ==============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
           (formerly the Manufacturers Life Insurance Company of North
                           America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                                 500 INDEX -- A                     500 INDEX -- B (1)
                                                         --------------------------------    --------------------------------
                                                              YEAR ENDED DECEMBER 31                YEAR ENDED DECEMBER 31
                                                             2003               2002              2003               2002
                                                         --------------    --------------    --------------    --------------
Income:
   Dividends                                             $    1,487,820    $        3,519    $      556,682    $            4

Expenses:
    Mortality and expense risk
       and administrative charges                             2,482,358         2,369,867         1,101,155           163,929
                                                         --------------    --------------    --------------    --------------
Net investment income (loss)                                   (994,538)       (2,366,348)         (544,473)         (163,925)

Net realized gain (loss)                                    (12,949,387)      (21,292,483)          702,971          (601,407)
Unrealized appreciation (depreciation)
    during the period                                        53,097,608       (20,746,205)       16,909,678          (561,977)
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in
    contract owners' equity from operations                  39,153,683       (44,405,036)       17,068,176        (1,327,309)

Changes from principal transactions:
       Purchase payments                                      2,400,970        29,151,983        32,423,115        30,766,509
       Transfers between sub-accounts
           and the Company                                   13,494,413        20,678,780        19,768,619         7,271,139
       Withdrawals                                           (9,306,841)      (11,756,782)       (2,087,330)         (310,700)
       Annual contract fee                                     (492,795)         (359,480)         (196,319)                0
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in contract owners'
    equity from principal transactions                        6,095,747        37,714,501        49,908,085        37,726,948
                                                         --------------    --------------    --------------    --------------
Total increase (decrease) in
    contract owners' equity                                  45,249,430        (6,690,535)       66,976,261        36,399,639

Contract owners' equity at
    beginning of period                                     147,456,807       154,147,342        36,399,639                 0
                                                         --------------    --------------    --------------    --------------
Contract owners' equity at
    end of period                                        $  192,706,237    $  147,456,807    $  103,375,900    $   36,399,639
                                                         ==============    ==============    ==============    ==============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
           (formerly the Manufacturers Life Insurance Company of North
                           America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                                MID CAP INDEX -- A                MID CAP INDEX -- B (1)
                                                         --------------------------------    --------------------------------
                                                              YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                             2003               2002              2003              2002
                                                         --------------    --------------    --------------    --------------
Income:
   Dividends                                             $            0    $      257,051    $            0    $       65,616

Expenses:
    Mortality and expense risk
       and administrative charges                               807,521           807,184           376,577            60,331
                                                         --------------    --------------    --------------    --------------
Net investment income (loss)                                   (807,521)         (550,133)         (376,577)            5,285

Net realized gain (loss)                                     (1,709,762)       (2,686,795)           76,354          (174,688)
Unrealized appreciation (depreciation)
    during the period                                        17,772,697        (9,009,316)        7,484,869          (266,145)
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in
    contract owners' equity from operations                  15,255,414       (12,246,244)        7,184,646          (435,548)

Changes from principal transactions:
       Purchase payments                                        800,616         9,533,030        12,674,613         9,590,419
       Transfers between sub-accounts
           and the Company                                    5,154,450        19,280,805         7,431,069         3,138,636
       Withdrawals                                           (3,991,530)       (4,367,432)         (467,387)         (134,223)
       Annual contract fee                                     (145,606)          (93,847)          (64,415)                0
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in contract owners'
    equity from principal transactions                        1,817,930        24,352,556        19,573,880        12,594,832
                                                         --------------    --------------    --------------    --------------
Total increase (decrease) in
    contract owners' equity                                  17,073,344        12,106,312        26,758,526        12,159,284

Contract owners' equity at
    beginning of period                                      49,706,633        37,600,321        12,159,284                 0
                                                         --------------    --------------    --------------    --------------
Contract owners' equity at
    end of period                                        $   66,779,977    $   49,706,633    $   38,917,810    $   12,159,284
                                                         ==============    ==============    ==============    ==============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
           (formerly the Manufacturers Life Insurance Company of North
                           America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                               SMALL CAP INDEX -- A              SMALL CAP INDEX -- B (1)
                                                         --------------------------------    --------------------------------
                                                              YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                             2003               2002              2003              2002
                                                         --------------    --------------    --------------    --------------
Income:
   Dividends                                             $            0    $      254,534    $            0    $       83,509

Expenses:
    Mortality and expense risk
       and administrative charges                               560,002           492,247           320,619            43,855
                                                         --------------    --------------    --------------    --------------
Net investment income (loss)                                   (560,002)         (237,713)         (320,619)           39,654

Net realized gain (loss)                                       (834,348)       (2,354,272)          528,043          (156,845)
Unrealized appreciation (depreciation)
    during the period                                        14,713,180        (7,071,736)        7,240,581          (260,602)
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in
    contract owners' equity from operations                  13,318,830        (9,663,721)        7,448,005          (377,793)

Changes from principal transactions:
       Purchase payments                                        628,128         7,151,868         9,511,910         7,430,906
       Transfers between sub-accounts
           and the Company                                   14,664,535         8,821,938         9,097,519         2,229,530
       Withdrawals                                           (2,164,037)       (2,691,123)         (347,026)          (61,803)
       Annual contract fee                                      (98,019)          (60,582)          (57,021)                0
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in contract owners'
    equity from principal transactions                       13,030,607        13,222,101        18,205,382         9,598,633
                                                         --------------    --------------    --------------    --------------
Total increase (decrease) in
    contract owners' equity                                  26,349,437         3,558,380        25,653,387         9,220,840

Contract owners' equity at
    beginning of period                                      29,033,041        25,474,661         9,220,840                 0
                                                         --------------    --------------    --------------    --------------
Contract owners' equity at
    end of period                                        $   55,382,478    $   29,033,041    $   34,874,227    $    9,220,840
                                                         ==============    ==============    ==============    ==============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
           (formerly the Manufacturers Life Insurance Company of North
                           America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                            CAPITAL APPRECIATION -- A         CAPITAL APPRECIATION -- B (1)
                                                         --------------------------------    --------------------------------
                                                              YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                             2003               2002              2003              2002
                                                         --------------    --------------    --------------    --------------
Income:
   Dividends                                             $            0    $            0    $            0    $            0

Expenses:
    Mortality and expense risk
       and administrative charges                               580,048           518,993           391,515            67,118
                                                         --------------    --------------    --------------    --------------
Net investment income (loss)                                   (580,048)         (518,993)         (391,515)          (67,118)

Net realized gain (loss)                                     (2,751,528)       (2,690,993)          (70,548)         (195,278)
Unrealized appreciation (depreciation)
    during the period                                        12,586,350       (10,230,082)        6,592,133          (835,405)
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in
    contract owners' equity from operations                   9,254,774       (13,440,068)        6,130,070        (1,097,801)

Changes from principal transactions:
       Purchase payments                                        889,795        10,401,116         9,331,010        10,920,067
       Transfers between sub-accounts
           and the Company                                    1,001,664        11,013,903         6,950,821         3,363,596
       Withdrawals                                           (2,024,517)       (1,516,331)         (540,253)          (68,708)
       Annual contract fee                                     (116,413)          (67,759)          (66,944)                0
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in contract owners'
    equity from principal transactions                         (249,471)       19,830,929        15,674,634        14,214,955
                                                         --------------    --------------    --------------    --------------
Total increase (decrease) in
    contract owners' equity                                   9,005,303         6,390,861        21,804,704        13,117,154

Contract owners' equity at
    beginning of period                                      33,398,913        27,008,052        13,117,154                 0
                                                         --------------    --------------    --------------    --------------
Contract owners' equity at
    end of period                                        $   42,404,216    $   33,398,913    $   34,921,858    $   13,117,154
                                                         ==============    ==============    ==============    ==============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
           (formerly the Manufacturers Life Insurance Company of North
                           America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                           TELECOMMUNICATIONS -- A (5)         TELECOMMUNICATIONS -- B (1, 5)
                                                         --------------------------------    --------------------------------
                                                             YEAR ENDED DECEMBER 31               YEAR ENDED DECEMBER 31
                                                             2003               2002              2003              2002
                                                         --------------    --------------    --------------    --------------
Income:
   Dividends                                             $            0    $            0    $            0    $            0

Expenses:
    Mortality and expense risk
       and administrative charges                                27,245            89,279            13,690             8,955
                                                         --------------    --------------    --------------    --------------
Net investment income (loss)                                    (27,245)          (89,279)          (13,690)           (8,955)

Net realized gain (loss)                                     (1,309,856)       (2,826,618)          186,646           (29,282)
Unrealized appreciation (depreciation)
    during the period                                         1,691,961        (1,413,072)           30,789           (30,789)
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in
    contract owners' equity from operations                     354,860        (4,328,969)          203,745           (69,026)

Changes from principal transactions:
       Purchase payments                                         23,491         1,641,855           810,290         1,918,339
       Transfers between sub-accounts
           and the Company                                   (5,715,687)          595,722        (3,186,540)          365,270
       Withdrawals                                             (174,301)         (401,162)          (18,882)          (23,196)
       Annual contract fee                                       (5,918)          (13,697)                0                 0
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in contract owners'
    equity from principal transactions                       (5,872,415)        1,822,718        (2,395,132)        2,260,413
                                                         --------------    --------------    --------------    --------------
Total increase (decrease) in
    contract owners' equity                                  (5,517,555)       (2,506,251)       (2,191,387)        2,191,387

Contract owners' equity at
    beginning of period                                       5,517,555         8,023,806         2,191,387                 0
                                                         --------------    --------------    --------------    --------------
Contract owners' equity at
    end of period                                        $            0    $    5,517,555    $            0    $    2,191,387
                                                         ==============    ==============    ==============    ==============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

(5) Ceased Operations, May 2, 2003, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
           (formerly the Manufacturers Life Insurance Company of North
                           America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                               HEALTH SCIENCES -- A               HEALTH SCIENCES -- B (1)
                                                         --------------------------------    --------------------------------
                                                               YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                              2003              2002              2003              2002
                                                         --------------    --------------    --------------    --------------
Income:
   Dividends                                             $            0    $      130,633    $            0    $          272

Expenses:
    Mortality and expense risk
       and administrative charges                               961,366           822,103           514,144            74,290
                                                         --------------    --------------    --------------    --------------
Net investment income (loss)                                   (961,366)         (691,470)         (514,144)          (74,018)

Net realized gain (loss)                                     (1,458,650)       (4,914,819)          643,211          (136,522)
Unrealized appreciation (depreciation)
    during the period                                        19,864,783       (13,328,080)        8,730,114          (438,143)
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in
    contract owners' equity from operations                  17,444,767       (18,934,369)        8,859,181          (648,683)

Changes from principal transactions:
       Purchase payments                                      1,321,398        18,223,813        17,961,280        13,442,315
       Transfers between sub-accounts
           and the Company                                   10,439,258         7,864,621         9,329,187         2,637,139
       Withdrawals                                           (4,086,313)       (2,537,519)       (1,200,623)          (99,701)
       Annual contract fee                                     (196,282)         (105,433)          (95,068)                0
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in contract owners'
    equity from principal transactions                        7,478,061        23,445,482        25,994,776        15,979,753
                                                         --------------    --------------    --------------    --------------
Total increase (decrease) in
    contract owners' equity                                  24,922,828         4,511,113        34,853,957        15,331,070

Contract owners' equity at
    beginning of period                                      49,049,222        44,538,109        15,331,070                 0
                                                         --------------    --------------    --------------    --------------
Contract owners' equity at
    end of period                                        $   73,972,050    $   49,049,222    $   50,185,027    $   15,331,070
                                                         ==============    ==============    ==============    ==============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
           (formerly the Manufacturers Life Insurance Company of North
                           America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                             MID CAP GROWTH -- A (5)             MID CAP GROWTH -- B (1, 5)
                                                         --------------------------------    --------------------------------
                                                               YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                             2003                2002             2003              2002
                                                         --------------    --------------    --------------    --------------
Income:
   Dividends                                             $            0    $            0    $            0    $            0

Expenses:
    Mortality and expense risk
       and administrative charges                               131,308           422,591            52,662            40,046
                                                         --------------    --------------    --------------    --------------
Net investment income (loss)                                   (131,308)         (422,591)          (52,662)          (40,046)

Net realized gain (loss)                                     (3,708,294)       (4,864,280)          887,549          (214,144)
Unrealized appreciation (depreciation)
    during the period                                         5,771,646        (6,327,604)           92,314           (92,314)
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in
    contract owners' equity from operations                   1,932,044       (11,614,475)          927,201          (346,504)

Changes from principal transactions:
       Purchase payments                                        186,821         8,312,366         2,670,739         7,120,150
       Transfers between sub-accounts
           and the Company                                  (27,660,947)        6,680,072       (11,588,855)        1,302,274
       Withdrawals                                             (516,725)       (1,300,036)          (68,898)          (16,107)
       Annual contract fee                                      (33,204)          (58,633)                0                 0
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in contract owners'
    equity from principal transactions                      (28,024,055)       13,633,769        (8,987,014)        8,406,317
                                                         --------------    --------------    --------------    --------------
Total increase (decrease) in
    contract owners' equity                                 (26,092,011)        2,019,294        (8,059,813)        8,059,813

Contract owners' equity at
    beginning of period                                      26,092,011        24,072,717         8,059,813                 0
                                                         --------------    --------------    --------------    --------------
Contract owners' equity at
    end of period                                        $            0    $   26,092,011    $            0    $    8,059,813
                                                         ==============    ==============    ==============    ==============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

(5) Ceased Operations, May 2, 2003, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
           (formerly the Manufacturers Life Insurance Company of North
                           America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                                      MID CAP                             MID CAP
                                                              OPPORTUNITIES -- A (5)             OPPORTUNITIES -- B (1, 5)
                                                         --------------------------------    --------------------------------
                                                              YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                              2003              2002             2003               2002
                                                         --------------    --------------    --------------    --------------
Income:
   Dividends                                             $            0    $            0    $            0    $            0

Expenses:
    Mortality and expense risk
       and administrative charges                                70,821           230,682            28,900            23,220
                                                         --------------    --------------    --------------    --------------
Net investment income (loss)                                    (70,821)         (230,682)          (28,900)          (23,220)

Net realized gain (loss)                                     (2,955,062)       (1,444,949)          187,513           (51,887)
Unrealized appreciation (depreciation)
    during the period                                         3,907,950        (4,431,079)          270,104          (270,104)
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in
    contract owners' equity from operations                     882,067        (6,106,710)          428,717          (345,211)

Changes from principal transactions:
       Purchase payments                                         89,924         5,307,642         1,067,131         4,410,761
       Transfers between sub-accounts
           and the Company                                  (14,714,964)        2,221,864        (6,132,772)          708,081
       Withdrawals                                             (226,668)         (421,482)          (58,758)          (77,949)
       Annual contract fee                                      (16,384)          (33,816)                0                 0
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in contract owners'
    equity from principal transactions                      (14,868,092)        7,074,208        (5,124,399)        5,040,893
                                                         --------------    --------------    --------------    --------------
Total increase (decrease) in
    contract owners' equity                                 (13,986,025)          967,498        (4,695,682)        4,695,682

Contract owners' equity at
    beginning of period                                      13,986,025        13,018,527         4,695,682                 0
                                                         --------------    --------------    --------------    --------------
Contract owners' equity at
    end of period                                        $            0    $   13,986,025    $            0    $    4,695,682
                                                         ==============    ==============    ==============    ==============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

(5) Ceased Operations, May 2, 2003, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
           (formerly the Manufacturers Life Insurance Company of North
                           America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                             FINANCIAL SERVICES -- A            FINANCIAL SERVICES -- B (1)
                                                         --------------------------------    --------------------------------
                                                               YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                              2003               2002             2003              2002
                                                         --------------    --------------    --------------    --------------
Income:
   Dividends                                             $       63,885    $          668    $       43,865    $            1

Expenses:
    Mortality and expense risk
       and administrative charges                               541,887           491,430           356,061            57,479
                                                         --------------    --------------    --------------    --------------
Net investment income (loss)                                   (478,002)         (490,762)         (312,196)          (57,478)

Net realized gain (loss)                                       (509,791)       (1,646,961)          245,658          (116,388)
Unrealized appreciation (depreciation)
    during the period                                        10,866,427        (5,328,250)        6,796,237          (244,081)
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in
    contract owners' equity from operations                   9,878,634        (7,465,973)        6,729,699          (417,947)

Changes from principal transactions:
       Purchase payments                                        839,814        10,738,074        11,722,821        10,391,373
       Transfers between sub-accounts
           and the Company                                    2,204,456         8,449,512         4,382,699         1,833,512
       Withdrawals                                           (2,230,835)       (1,506,019)         (850,259)          (86,421)
       Annual contract fee                                     (118,410)          (67,047)          (65,335)                0
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in contract owners'
    equity from principal transactions                          695,025        17,614,520        15,189,926        12,138,464
                                                         --------------    --------------    --------------    --------------
Total increase (decrease) in
    contract owners' equity                                  10,573,659        10,148,547        21,919,625        11,720,517

Contract owners' equity at
    beginning of period                                      31,448,879        21,300,332        11,720,517                 0
                                                         --------------    --------------    --------------    --------------
Contract owners' equity at
    end of period                                        $   42,022,538    $   31,448,879    $   33,640,142    $   11,720,517
                                                         ==============    ==============    ==============    ==============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
           (formerly the Manufacturers Life Insurance Company of North
                           America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                             QUANTITATIVE MID CAP -- A         QUANTITATIVE MID CAP -- B (1)
                                                         --------------------------------    --------------------------------
                                                              YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                              2003              2002              2003              2002
                                                         --------------    --------------    --------------    --------------
Income:
   Dividends                                             $            0    $            0    $            0    $            0

Expenses:
    Mortality and expense risk
       and administrative charges                               115,629            95,493            72,366             8,652
                                                         --------------    --------------    --------------    --------------
Net investment income (loss)                                   (115,629)          (95,493)          (72,366)           (8,652)

Net realized gain (loss)                                       (201,116)         (685,608)          151,296           (18,576)
Unrealized appreciation (depreciation)
    during the period                                         2,704,335        (1,040,142)        1,405,029           (89,472)
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in
    contract owners' equity from operations                   2,387,590        (1,821,243)        1,483,959          (116,700)

Changes from principal transactions:
       Purchase payments                                        123,111         2,008,716         1,717,859         1,690,305
       Transfers between sub-accounts
           and the Company                                      973,388         2,749,479         1,574,493           518,971
       Withdrawals                                             (778,599)         (389,443)          (82,040)           (6,656)
       Annual contract fee                                      (20,690)          (13,447)          (14,007)                0
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in contract owners'
    equity from principal transactions                          297,210         4,355,305         3,196,305         2,202,620
                                                         --------------    --------------    --------------    --------------
Total increase (decrease) in
    contract owners' equity                                   2,684,800         2,534,062         4,680,264         2,085,920

Contract owners' equity at
    beginning of period                                       6,865,094         4,331,032         2,085,920                 0
                                                         --------------    --------------    --------------    --------------
Contract owners' equity at
    end of period                                        $    9,549,894    $    6,865,094    $    6,766,184    $    2,085,920
                                                         ==============    ==============    ==============    ==============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
           (formerly the Manufacturers Life Insurance Company of North
                           America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                               STRATEGIC GROWTH -- A             STRATEGIC GROWTH -- B (1)
                                                         --------------------------------    --------------------------------
                                                               YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                              2003              2002             2003               2002
                                                         --------------    --------------    --------------    --------------
Income:
   Dividends                                             $            0    $            0    $            0    $            0

Expenses:
    Mortality and expense risk
       and administrative charges                               764,632           762,988           368,125            67,752
                                                         --------------    --------------    --------------    --------------
Net investment income (loss)                                   (764,632)         (762,988)         (368,125)          (67,752)

Net realized gain (loss)                                     (3,056,403)       (4,356,692)          151,170          (138,640)
Unrealized appreciation (depreciation)
    during the period                                        14,901,500       (12,971,242)        5,322,286          (146,699)
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in
    contract owners' equity from operations                  11,080,465       (18,090,922)        5,105,331          (353,091)

Changes from principal transactions:
       Purchase payments                                        948,009        15,763,382         9,508,896        10,495,658
       Transfers between sub-accounts
           and the Company                                   (3,851,663)        9,009,232         4,971,784         2,823,182
       Withdrawals                                           (2,990,413)       (2,868,719)         (635,149)         (110,533)
       Annual contract fee                                     (157,941)          (99,212)          (59,379)                0
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in contract owners'
    equity from principal transactions                       (6,052,008)       21,804,683        13,786,152        13,208,307
                                                         --------------    --------------    --------------    --------------
Total increase (decrease) in
    contract owners' equity                                   5,028,457         3,713,761        18,891,483        12,855,216

Contract owners' equity at
    beginning of period                                      48,489,729        44,775,968        12,855,216                 0
                                                         --------------    --------------    --------------    --------------
Contract owners' equity at
    end of period                                        $   53,518,186    $   48,489,729    $   31,746,699    $   12,855,216
                                                         ==============    ==============    ==============    ==============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
           (formerly the Manufacturers Life Insurance Company of North
                           America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                              ALL CAP VALUE -- A                  ALL CAP VALUE -- B (1)
                                                         --------------------------------    --------------------------------
                                                               YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                              2003              2002              2003              2002
                                                         --------------    --------------    --------------    --------------
Income:
   Dividends                                             $       23,479    $          714    $       13,958    $            1

Expenses:
    Mortality and expense risk
       and administrative charges                               584,632           399,774           271,501            31,731
                                                         --------------    --------------    --------------    --------------
Net investment income (loss)                                   (561,153)         (399,060)         (257,543)          (31,730)

Net realized gain (loss)                                       (952,588)       (3,356,156)          279,251          (153,925)
Unrealized appreciation (depreciation)
    during the period                                        13,529,847        (6,134,255)        5,462,578           (96,236)
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in
    contract owners' equity from operations                  12,016,106        (9,889,471)        5,484,286          (281,891)

Changes from principal transactions:
       Purchase payments                                        692,938         7,487,851        12,880,161         5,331,940
       Transfers between sub-accounts
           and the Company                                   18,186,083        11,509,389         9,610,799         1,653,765
       Withdrawals                                           (2,270,646)       (1,348,925)         (403,998)          (97,000)
       Annual contract fee                                     (101,719)          (51,334)          (40,099)                0
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in contract owners'
    equity from principal transactions                       16,506,656        17,596,981        22,046,863         6,888,705
                                                         --------------    --------------    --------------    --------------
Total increase (decrease) in
    contract owners' equity                                  28,522,762         7,707,510        27,531,149         6,606,814

Contract owners' equity at
    beginning of period                                      26,319,806        18,612,296         6,606,814                 0
                                                         --------------    --------------    --------------    --------------
Contract owners' equity at
    end of period                                        $   54,842,568    $   26,319,806    $   34,137,963    $    6,606,814
                                                         ==============    ==============    ==============    ==============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
           (formerly the Manufacturers Life Insurance Company of North
                           America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                             STRATEGIC VALUE -- A (6)           STRATEGIC VALUE -- B (1, 6)
                                                         --------------------------------    --------------------------------
                                                              YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                             2003               2002              2003              2002
                                                         --------------    --------------    --------------    --------------
Income:
   Dividends                                             $        4,925    $            0    $        8,226    $            0

Expenses:
    Mortality and expense risk
       and administrative charges                               455,388           487,469           173,850            25,737
                                                         --------------    --------------    --------------    --------------
Net investment income (loss)                                   (450,463)         (487,469)         (165,624)          (25,737)

Net realized gain (loss)                                     (1,814,571)       (3,256,978)          104,033           (63,662)
Unrealized appreciation (depreciation)
    during the period                                         9,379,994        (7,673,248)        2,864,459          (167,260)
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in
    contract owners' equity from operations                   7,114,960       (11,417,695)        2,802,868          (256,659)

Changes from principal transactions:
       Purchase payments                                        521,532         9,072,045         6,736,116         4,825,428
       Transfers between sub-accounts
           and the Company                                   (1,229,550)        4,103,929         3,007,566           952,338
       Withdrawals                                           (1,892,278)       (1,804,854)         (348,924)          (33,445)
       Annual contract fee                                      (82,756)          (60,385)          (25,866)                0
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in contract owners'
    equity from principal transactions                       (2,683,052)       11,310,735         9,368,892         5,744,321
                                                         --------------    --------------    --------------    --------------
Total increase (decrease) in
    contract owners' equity                                   4,431,908          (106,960)       12,171,760         5,487,662

Contract owners' equity at
    beginning of period                                      28,348,130        28,455,090         5,487,662                 0
                                                         --------------    --------------    --------------    --------------
Contract owners' equity at
    end of period                                        $   32,780,038    $   28,348,130    $   17,659,422    $    5,487,662
                                                         ==============    ==============    ==============    ==============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

(6) Effective May 5, 2003, the Capital Opportunities Sub-Account was renamed Strategic Value through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
           (formerly the Manufacturers Life Insurance Company of North
                           America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                                 UTILITIES -- A                     UTILITIES -- B (1)
                                                         --------------------------------    --------------------------------
                                                              YEAR ENDED DECEMBER 31                YEAR ENDED DECEMBER 31
                                                             2003               2002              2003              2002
                                                         --------------    --------------    --------------    --------------
Income:
   Dividends                                             $      247,136    $          867    $      128,999    $            3

Expenses:
    Mortality and expense risk
       and administrative charges                               324,938           264,228           199,884            27,378
                                                         --------------    --------------    --------------    --------------
Net investment income (loss)                                    (77,802)         (263,361)          (70,885)          (27,375)

Net realized gain (loss)                                     (1,317,354)       (3,000,027)          367,856           (76,879)
Unrealized appreciation (depreciation)
    during the period                                         7,314,767        (1,973,109)        3,282,996           185,473
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in
    contract owners' equity from operations                   5,919,611        (5,236,497)        3,579,967            81,219

Changes from principal transactions:
       Purchase payments                                        426,946         4,741,181         6,203,408         5,295,213
       Transfers between sub-accounts
           and the Company                                    4,201,136         2,858,823         3,657,964         1,081,523
       Withdrawals                                           (1,465,927)         (836,596)         (466,709)          (43,522)
       Annual contract fee                                      (65,973)          (43,504)          (33,134)                0
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in contract owners'
    equity from principal transactions                        3,096,182         6,719,904         9,361,529         6,333,214
                                                         --------------    --------------    --------------    --------------
Total increase (decrease) in
    contract owners' equity                                   9,015,793         1,483,407        12,941,496         6,414,433

Contract owners' equity at
    beginning of period                                      16,927,283        15,443,876         6,414,433                 0
                                                         --------------    --------------    --------------    --------------
Contract owners' equity at
    end of period                                        $   25,943,076    $   16,927,283    $   19,355,929    $    6,414,433
                                                         ==============    ==============    ==============    ==============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
           (formerly the Manufacturers Life Insurance Company of North
                           America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                                 MID CAP VALUE -- A                MID CAP VALUE -- B (1)
                                                         --------------------------------    --------------------------------
                                                              YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                             2003               2002              2003              2002
                                                         --------------    --------------    --------------    --------------
Income:
   Dividends                                             $      645,184    $            0    $      325,494    $            0

Expenses:
    Mortality and expense risk
       and administrative charges                             2,427,501         2,069,377         1,499,562           264,083
                                                         --------------    --------------    --------------    --------------
Net investment income (loss)                                 (1,782,317)       (2,069,377)       (1,174,068)         (264,083)

Net realized gain (loss)                                     (1,054,952)       (2,056,052)          (14,469)         (444,246)
Unrealized appreciation (depreciation)
    during the period                                        37,796,326       (17,182,158)       25,380,175          (326,894)
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in
    contract owners' equity from operations                  34,959,057       (21,307,587)       24,191,638        (1,035,223)

Changes from principal transactions:
       Purchase payments                                      2,814,991        38,941,710        41,790,569        44,341,314
       Transfers between sub-accounts
           and the Company                                    4,670,013        73,052,100        21,050,185        11,992,212
       Withdrawals                                          (10,586,118)       (7,416,381)       (2,195,856)         (309,902)
       Annual contract fee                                     (434,210)         (260,991)         (252,604)                0
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in contract owners'
    equity from principal transactions                       (3,535,324)      104,316,438        60,392,294        56,023,624
                                                         --------------    --------------    --------------    --------------
Total increase (decrease) in
    contract owners' equity                                  31,423,733        83,008,851        84,583,932        54,988,401

Contract owners' equity at
    beginning of period                                     153,929,301        70,920,450        54,988,401                 0
                                                         --------------    --------------    --------------    --------------
Contract owners' equity at
    end of period                                        $  185,353,034    $  153,929,301    $  139,572,333    $   54,988,401
                                                         ==============    ==============    ==============    ==============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
           (formerly the Manufacturers Life Insurance Company of North
                           America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                               FUNDAMENTAL VALUE -- A           FUNDAMENTAL VALUE -- B (1)
                                                         --------------------------------    --------------------------------
                                                              YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                              2003              2002              2003               2002
                                                         --------------    --------------    --------------    --------------
Income:
   Dividends                                             $      388,045    $      125,822    $      191,218    $          526

Expenses:
    Mortality and expense risk
       and administrative charges                             2,169,424         1,947,976         1,214,416           199,129
                                                         --------------    --------------    --------------    --------------
Net investment income (loss)                                 (1,781,379)       (1,822,154)       (1,023,198)         (198,603)

Net realized gain (loss)                                     (1,927,958)       (4,795,847)           (9,405)         (191,785)
Unrealized appreciation (depreciation)
    during the period                                        39,018,924       (18,833,626)       22,000,548          (698,166)
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in
    contract owners' equity from operations                  35,309,587       (25,451,627)       20,967,945        (1,088,554)

Changes from principal transactions:
       Purchase payments                                      2,181,585        39,149,760        38,328,455        35,493,405
       Transfers between sub-accounts
           and the Company                                    3,561,062        33,426,284        14,687,309         8,691,721
       Withdrawals                                           (8,343,054)       (7,042,210)       (1,907,379)         (199,265)
       Annual contract fee                                     (389,822)         (241,583)         (188,387)                0
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in contract owners'
    equity from principal transactions                       (2,990,229)       65,292,251        50,919,998        43,985,861
                                                         --------------    --------------    --------------    --------------
Total increase (decrease) in
    contract owners' equity                                  32,319,358        39,840,624        71,887,943        42,897,307

Contract owners' equity at
    beginning of period                                     130,027,860        90,187,236        42,897,307                 0
                                                         --------------    --------------    --------------    --------------
Contract owners' equity at
    end of period                                        $  162,347,218    $  130,027,860    $  114,785,250    $   42,897,307
                                                         ==============    ==============    ==============    ==============

(1) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
           (formerly the Manufacturers Life Insurance Company of North
                           America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                            EMERGING           NATURAL           MID CAP      QUANTITATIVE ALL
                                                         GROWTH -- B (7) RESOURCES -- B (7)   CORE -- B (7)     CAP -- B (7)
                                                         --------------------------------    --------------------------------
                                                           YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                          DECEMBER 31       DECEMBER 31       DECEMBER 31       DECEMBER 31
                                                              2003              2003              2003              2003
                                                         --------------    --------------    --------------    --------------
Income:
   Dividends                                             $      142,984    $            0    $            0    $       18,720

Expenses:
    Mortality and expense risk
       and administrative charges                                16,125           100,168            79,017             2,425
                                                         --------------    --------------    --------------    --------------
Net investment income (loss)                                    126,859          (100,168)          (79,017)           16,295

Net realized gain (loss)                                        105,984           (39,430)           67,427             2,885
Unrealized appreciation (depreciation)
    during the period                                            11,456         4,015,494         1,250,903            34,228
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in
    contract owners' equity from operations                     244,299         3,875,896         1,239,313            53,408

Changes from principal transactions:
       Purchase payments                                        369,045         2,845,009         5,562,903           153,321
       Transfers between sub-accounts
           and the Company                                    3,220,842        20,428,744         9,576,115           382,863
       Withdrawals                                              (74,499)         (163,518)         (104,001)           (3,969)
       Annual contract fee                                       (1,848)          (19,592)           (5,446)             (577)
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in contract owners'
    equity from principal transactions                        3,513,540        23,090,643        15,029,571           531,638
                                                         --------------    --------------    --------------    --------------
Total increase (decrease) in
    contract owners' equity                                   3,757,839        26,966,539        16,268,884           585,046

Contract owners' equity at
    beginning of period                                               0                 0                 0                 0
                                                         --------------    --------------    --------------    --------------
Contract owners' equity at
    end of period                                        $    3,757,839    $   26,966,539    $   16,268,884    $      585,046
                                                         ==============    ==============    ==============    ==============

(7) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
           (formerly the Manufacturers Life Insurance Company of North
                           America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                                             SMALL CAP
                                                            LARGE CAP    OPPORTUNITIES -- B      SPECIAL        REAL RETURN
                                                         VALUE -- B (7)          (7)         VALUE -- B (7)     BOND -- B (7)
                                                         --------------------------------    --------------------------------
                                                           YEAR ENDED        YEAR ENDED        YEAR ENDED       YEAR ENDED
                                                          DECEMBER 31       DECEMBER 31       DECEMBER 31       DECEMBER 31
                                                              2003             2003              2003               2003
                                                         --------------    --------------    --------------    --------------
Income:
   Dividends                                             $      103,898    $            0    $            0    $            0

Expenses:
    Mortality and expense risk
       and administrative charges                                27,668            41,800             7,926           364,643
                                                         --------------    --------------    --------------    --------------
Net investment income (loss)                                     76,230           (41,800)           (7,926)         (364,643)

Net realized gain (loss)                                        127,349           136,794            41,053            63,547
Unrealized appreciation (depreciation)
    during the period                                           385,662         1,168,010           139,576         1,745,883
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in
    contract owners' equity from operations                     589,241         1,263,004           172,703         1,444,787

Changes from principal transactions:
       Purchase payments                                      1,798,507         1,655,553           704,152        24,432,931
       Transfers between sub-accounts
           and the Company                                    3,342,621        12,264,906         1,041,069        40,668,125
       Withdrawals                                             (100,982)         (275,117)          (12,188)       (2,560,774)
       Annual contract fee                                       (1,640)           (4,071)             (267)          (27,365)
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in contract owners'
    equity from principal transactions                        5,038,506        13,641,271         1,732,766        62,512,917
                                                         --------------    --------------    --------------    --------------
Total increase (decrease) in
    contract owners' equity                                   5,627,747        14,904,275         1,905,469        63,957,704

Contract owners' equity at
    beginning of period                                               0                 0                 0                 0
                                                         --------------    --------------    --------------    --------------
Contract owners' equity at
    end of period                                        $    5,627,747    $   14,904,275    $    1,905,469    $   63,957,704
                                                         ==============    ==============    ==============    ==============

(7) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
           (formerly the Manufacturers Life Insurance Company of North
                           America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                                             AMERICAN                          AMERICAN BLUE-
                                                        GREAT COMPANIES  INTERNATIONAL -- B     AMERICAN       CHIP INCOME &
                                                        AMERICA -- B (8)       (7)           GROWTH -- B (7)   GROWTH -- B (7)
                                                        -----------------------------------  --------------------------------
                                                           YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                          DECEMBER 31       DECEMBER 31       DECEMBER 31       DECEMBER 31
                                                              2003              2003              2003              2003
                                                         --------------    --------------    --------------    --------------
Income:
   Dividends                                             $          357    $            0    $            0    $            0

Expenses:
    Mortality and expense risk
       and administrative charges                                 1,678           238,776         1,226,974           401,381
                                                         --------------    --------------    --------------    --------------
Net investment income (loss)                                     (1,321)         (238,776)       (1,226,974)         (401,381)

Net realized gain (loss)                                           (117)          277,345         1,055,338           187,010
Unrealized appreciation (depreciation)
    during the period                                            28,742         6,430,489        21,725,459         7,848,093
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in
    contract owners' equity from operations                      27,304         6,469,058        21,553,823         7,633,722

Changes from principal transactions:
       Purchase payments                                        123,703        18,967,915        84,913,379        32,474,388
       Transfers between sub-accounts
           and the Company                                      403,501        36,919,247       153,640,282        45,069,335
       Withdrawals                                                 (942)         (471,183)       (3,702,341)       (1,087,378)
       Annual contract fee                                          (11)          (25,985)         (116,820)          (33,403)
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in contract owners'
    equity from principal transactions                          526,251        55,389,994       234,734,500        76,422,942
                                                         --------------    --------------    --------------    --------------
Total increase (decrease) in
    contract owners' equity                                     553,555        61,859,052       256,288,323        84,056,664

Contract owners' equity at
    beginning of period                                               0                 0                 0                 0
                                                         --------------    --------------    --------------    --------------
Contract owners' equity at
    end of period                                        $      553,555    $   61,859,052    $  256,288,323    $   84,056,664
                                                         ==============    ==============    ==============    ==============

(7) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

(8) Commencement of Operations, August 4, 2003, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
           (formerly the Manufacturers Life Insurance Company of North
                           America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                      SUB-ACCOUNT
                                                   -----------------------------------------------------
                                                   AMERICAN GROWTH-
                                                    INCOME -- B (7) SCUDDER 21ST CENTURY GROWTH -- B (9)
                                                   ---------------- ------------------------------------
                                                      YEAR ENDED
                                                     DECEMBER 31         YEAR ENDED DECEMBER 31
                                                         2003            2003             2002
                                                    -------------    -------------    -------------
Income:
   Dividends                                        $           0    $           0    $           0

Expenses:
    Mortality and expense risk
       and administrative charges                         765,234           37,407              165
                                                    -------------    -------------    -------------
Net investment income (loss)                             (765,234)         (37,407)            (165)

Net realized gain (loss)                                  536,621           30,907              103
Unrealized appreciation (depreciation)
    during the period                                  15,411,163          616,509           (5,396)
                                                    -------------    -------------    -------------
Net increase (decrease) in
    contract owners' equity from operations            15,182,550          610,009           (5,458)

Changes from principal transactions:
       Purchase payments                               55,196,479        3,974,639          152,611
       Transfers between sub-accounts
           and the Company                            104,478,892          623,174           13,087
       Withdrawals                                     (1,959,251)         (29,223)             (55)
       Annual contract fee                                (58,158)            (784)               0
                                                    -------------    -------------    -------------
Net increase (decrease) in contract owners'
    equity from principal transactions                157,657,962        4,567,806          165,643
                                                    -------------    -------------    -------------
Total increase (decrease) in
    contract owners' equity                           172,840,512        5,177,815          160,185

Contract owners' equity at
    beginning of period                                         0          160,185                0
                                                    -------------    -------------    -------------
Contract owners' equity at
    end of period                                   $ 172,840,512    $   5,338,000    $     160,185
                                                    =============    =============    =============

(7) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

(9) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
           (formerly the Manufacturers Life Insurance Company of North
                           America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                         SCUDDER CAPITAL GROWTH -- B (9)     SCUDDER GLOBAL DISCOVERY -- B (9)
                                                         --------------------------------    --------------------------------
                                                               YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                             2003               2002              2003              2002
                                                         --------------    --------------    --------------    --------------
Income:
   Dividends                                             $        7,339    $            0    $            0    $            0

Expenses:
    Mortality and expense risk
       and administrative charges                                97,403               425            48,222               184
                                                         --------------    --------------    --------------    --------------
Net investment income (loss)                                    (90,064)             (425)          (48,222)             (184)

Net realized gain (loss)                                        124,638               (17)          103,107                13
Unrealized appreciation (depreciation)
    during the period                                         1,505,160           (16,908)        1,354,585               927
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in
    contract owners' equity from operations                   1,539,734           (17,350)        1,409,470               756

Changes from principal transactions:
       Purchase payments                                      8,870,372           435,382         4,559,252           136,524
       Transfers between sub-accounts
           and the Company                                    2,324,137            42,119           404,465             5,881
       Withdrawals                                              (91,812)             (359)          (28,218)              (14)
       Annual contract fee                                       (4,164)                0            (1,169)                0
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in contract owners'
    equity from principal transactions                       11,098,533           477,142         4,934,330           142,391
                                                         --------------    --------------    --------------    --------------
Total increase (decrease) in
    contract owners' equity                                  12,638,267           459,792         6,343,800           143,147

Contract owners' equity at
    beginning of period                                         459,792                 0           143,147                 0
                                                         --------------    --------------    --------------    --------------
Contract owners' equity at
    end of period                                        $   13,098,059    $      459,792    $    6,486,947    $      143,147
                                                         ==============    ==============    ==============    ==============

(9) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
           (formerly the Manufacturers Life Insurance Company of North
                           America Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                         SCUDDER GROWTH & INCOME -- B (9)    SCUDDER HEALTH SCIENCES -- B (9)
                                                         --------------------------------    --------------------------------
                                                               YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                              2003              2002             2003               2002
                                                         --------------    --------------    --------------    --------------
Income:
   Dividends                                             $       16,881    $            0    $            0    $            0

Expenses:
    Mortality and expense risk
       and administrative charges                                65,746               312            69,333               340
                                                         --------------    --------------    --------------    --------------
Net investment income (loss)                                    (48,865)             (312)          (69,333)             (340)

Net realized gain (loss)                                         56,386               (15)           84,219                (9)
Unrealized appreciation (depreciation)
    during the period                                         1,069,082           (12,091)        1,228,592            (4,947)
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in
    contract owners' equity from operations                   1,076,603           (12,418)        1,243,478            (5,296)
Changes from principal transactions:
       Purchase payments                                      6,473,874           286,745         6,327,323           284,531
       Transfers between sub-accounts
           and the Company                                    1,174,527            13,003         1,484,499            40,205
       Withdrawals                                             (166,362)                0           (54,355)              (35)
       Annual contract fee                                       (2,129)                0            (2,639)                0
                                                         --------------    --------------    --------------    --------------
Net increase (decrease) in contract owners'
    equity from principal transactions                        7,479,910           299,748         7,754,828           324,701
                                                         --------------    --------------    --------------    --------------
Total increase (decrease) in
    contract owners' equity                                   8,556,513           287,330         8,998,306           319,405

Contract owners' equity at
    beginning of period                                         287,330                 0           319,405                 0
                                                         --------------    --------------    --------------    --------------
Contract owners' equity at
    end of period                                        $    8,843,843    $      287,330    $    9,317,711    $      319,405
                                                         ==============    ==============    ==============    ==============

(9) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly the Manufacturers Life Insurance Company of North America
                               Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity(continued)

                                                                           SUB-ACCOUNT
                                                --------------------------------------------------------------------
                                                SCUDDER INTERNATIONAL -- B (9)    SCUDDER AGGRESSIVE GROWTH -- B (9)
                                                ------------------------------    ----------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2003              2002              2003              2002
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $     16,072      $          0      $          0      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                     78,941               719            18,078               100
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                         (62,869)             (719)          (18,078)             (100)

Net realized gain (loss)                              98,307               634            52,984                15
Unrealized appreciation (depreciation)
    during the period                              1,740,709            (4,582)          275,563            (2,854)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations        1,776,147            (4,667)          310,469            (2,939)

Changes from principal transactions:
       Purchase payments                           7,606,439           505,929         1,996,764            77,169
       Transfers between sub-accounts
           and the Company                         1,458,731            48,481           547,464             7,344
       Withdrawals                                   (63,473)             (256)         (135,790)                0
       Annual contract fee                            (4,223)                0              (656)                0
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions             8,997,474           554,154         2,407,782            84,513
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                       10,773,621           549,487         2,718,251            81,574

Contract owners' equity at
    beginning of period                              549,487                 0            81,574                 0
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $ 11,323,108      $    549,487      $  2,799,825      $     81,574
                                                ============      ============      ============      ============

(9) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly the Manufacturers Life Insurance Company of North America
                               Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity(continued)

                                                                              SUB-ACCOUNT
                                                -------------------------------------------------------------------
                                                  SCUDDER BLUE CHIP -- B (9)       SCUDDER CONTARIAN VALUE -- B (9)
                                                ------------------------------     --------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2003              2002              2003              2002
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $      7,370      $          0      $     34,131      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                     96,061               409            91,411               654
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                         (88,691)             (409)          (57,280)             (654)

Net realized gain (loss)                              37,791              (223)           45,722              (170)
Unrealized appreciation (depreciation)
    during the period                              1,889,347            (7,526)        2,006,988           (11,933)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations        1,838,447            (8,158)        1,995,430           (12,757)

Changes from principal transactions:
       Purchase payments                           9,843,338           332,376        10,030,068           451,261
       Transfers between sub-accounts
           and the Company                         2,010,274            58,082         2,060,724            64,957
       Withdrawals                                  (126,333)             (207)          (71,670)              (37)
       Annual contract fee                            (3,121)                0            (3,939)                0
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions            11,724,158           390,251        12,015,183           516,181
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                       13,562,605           382,093        14,010,613           503,424

Contract owners' equity at
    beginning of period                              382,093                 0           503,424                 0
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $ 13,944,698      $    382,093      $ 14,514,037      $    503,424
                                                ============      ============      ============      ============

(9) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly the Manufacturers Life Insurance Company of North America
                               Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity(continued)

                                                                           SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                       SCUDDER GLOBAL                    SCUDDER GOVERNMENT
                                                      BLUE CHIP -- B (9)                 SECURITIES -- B (9)
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2003              2002              2003              2002
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $      1,196      $          0      $  1,261,601      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                     37,524               261           521,000             3,870
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                         (36,328)             (261)          740,601            (3,870)

Net realized gain (loss)                              38,636              (100)       (1,231,172)              197
Unrealized appreciation (depreciation)
    during the period                                850,060             1,417           211,648            17,344
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations          852,368             1,056          (278,923)           13,671

Changes from principal transactions:
       Purchase payments                           3,297,999           186,721        52,857,709         2,527,544
       Transfers between sub-accounts
           and the Company                           709,168            10,141       (20,275,878)          168,447
       Withdrawals                                   (13,651)             (100)         (666,270)          (11,503)
       Annual contract fee                            (2,027)                0           (16,454)                0
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions             3,991,489           196,762        31,899,107         2,684,488
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                        4,843,857           197,818        31,620,184         2,698,159

Contract owners' equity at
    beginning of period                              197,818                 0         2,698,159                 0
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $  5,041,675      $    197,818      $ 34,318,343      $  2,698,159
                                                ============      ============      ============      ============

(9) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly the Manufacturers Life Insurance Company of North America
                               Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity(continued)

                                                                           SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                    SCUDDER GROWTH -- B (9)          SCUDDER HIGH INCOME -- B (9)
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2003              2002              2003              2002
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $          0      $          0      $    455,085      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                     43,126               187           250,416             1,232
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                         (43,126)             (187)          204,669            (1,232)

Net realized gain (loss)                              63,678              (258)          117,137             2,027
Unrealized appreciation (depreciation)
    during the period                                568,062            (5,028)        2,632,668            14,698
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations          588,614            (5,473)        2,954,474            15,493

Changes from principal transactions:
       Purchase payments                           4,277,919           121,445        23,029,226           882,888
       Transfers between sub-accounts
           and the Company                           926,239            13,946         4,799,086            74,072
       Withdrawals                                   (58,962)              (84)         (233,289)             (382)
       Annual contract fee                            (1,261)                0           (10,691)                0
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions             5,143,935           135,307        27,584,332           956,578
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                        5,732,549           129,834        30,538,806           972,071

Contract owners' equity at
    beginning of period                              129,834                 0           972,071                 0
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $  5,862,383      $    129,834      $ 31,510,877      $    972,071
                                                ============      ============      ============      ============

(9) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly the Manufacturers Life Insurance Company of North America
                               Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity(continued)

                                                                           SUB-ACCOUNT
                                                -------------------------------------------------------------------
                                                    SCUDDER INTERNATIONAL
                                                    SELECT EQUITY -- B (9)         SCUDDER FIXED INCOME -- B (9,10)
                                                ------------------------------     --------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2003              2002              2003             2002
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $     30,648      $          0      $    344,198      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                    110,936               390           380,272             1,896
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                         (80,288)             (390)          (36,074)           (1,896)

Net realized gain (loss)                              73,567               160             4,771               289
Unrealized appreciation (depreciation)
    during the period                              2,822,552            (1,350)          549,260            22,105
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations        2,815,831            (1,580)          517,957            20,498

Changes from principal transactions:
       Purchase payments                           9,285,579           296,839        31,539,327         1,139,385
       Transfers between sub-accounts
           and the Company                         2,425,599            26,784         6,756,798           374,436
       Withdrawals                                   (71,781)                0          (616,287)           (8,461)
       Annual contract fee                            (2,911)                0           (17,240)                0
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions            11,636,486           323,623        37,662,598         1,505,360
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                       14,452,317           322,043        38,180,555         1,525,858

Contract owners' equity at
    beginning of period                              322,043                 0         1,525,858                 0
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $ 14,774,360      $    322,043      $ 39,706,413      $  1,525,858
                                                ============      ============      ============      ============

(9) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

(10) Effective, May 1, 2003, the Scudder Investment Grade Bond Sub-Account was renamed Scudder Fixed Income through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly the Manufacturers Life Insurance Company of North America
                               Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity(continued)

                                                                           SUB-ACCOUNT
                                                -------------------------------------------------------------------
                                                 SCUDDER MONEY MARKET -- B (9)    SCUDDER SMALL CAP GROWTH -- B (9)
                                                ------------------------------    ---------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2003              2002              2003              2002
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $     75,259      $      2,366      $          0      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                    484,115             4,783            90,894               608
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                        (408,856)           (2,417)          (90,894)             (608)

Net realized gain (loss)                               1,383                 2            73,069               (43)
Unrealized appreciation (depreciation)
    during the period                                      0                 0         1,471,851            (9,477)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations         (407,473)           (2,415)        1,454,026           (10,128)

Changes from principal transactions:
       Purchase payments                          60,730,019         3,275,291         9,131,012           425,004
       Transfers between sub-accounts
           and the Company                       (15,303,115)         (587,882)        2,073,924            34,386
       Withdrawals                                (1,330,740)           (4,344)          (76,098)              (46)
       Annual contract fee                            (9,308)                0            (3,453)                0
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions            44,086,856         2,683,065        11,125,385           459,344
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                       43,679,383         2,680,650        12,579,411           449,216

Contract owners' equity at
    beginning of period                            2,680,650                 0           449,216                 0
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $ 46,360,033      $  2,680,650      $ 13,028,627      $    449,216
                                                ============      ============      ============      ============

(9) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly the Manufacturers Life Insurance Company of North America
                               Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity(continued)

                                                                            SUB-ACCOUNT
                                              --------------------------------------------------------------------
                                              SCUDDER TECHNOLOGY GROWTH -- B (9)     SCUDDER TOTAL RETURN -- B (9)
                                              ----------------------------------    ------------------------------
                                                      YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                    2003              2002              2003              2002
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $          0      $          0      $     90,978      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                     61,174               499           142,958             1,498
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                         (61,174)             (499)          (51,980)           (1,498)

Net realized gain (loss)                              95,668               535           116,034             1,800
Unrealized appreciation (depreciation)
    during the period                              1,432,834            (5,432)        1,293,623           (11,582)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations        1,467,328            (5,396)        1,357,677           (11,280)

Changes from principal transactions:
       Purchase payments                           5,686,008           285,804        12,633,898           735,370
       Transfers between sub-accounts
           and the Company                         1,336,126            27,783         2,953,869            77,873
       Withdrawals                                   (57,904)              (34)         (122,174)             (253)
       Annual contract fee                            (2,662)                0            (5,767)                0
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions             6,961,568           313,553        15,459,826           812,990
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                        8,428,896           308,157        16,817,503           801,710

Contract owners' equity at
    beginning of period                              308,157                 0           801,710                 0
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $  8,737,053      $    308,157      $ 17,619,213      $    801,710
                                                ============      ============      ============      ============

(9) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly the Manufacturers Life Insurance Company of North America
                               Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity(continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                        SCUDDER DAVIS                       SCUDDER DREMAN
                                                    VENTURE VALUE -- B (9)            FINANCIAL SERVICES -- B (9)
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2003              2002              2003              2002
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $     13,225      $          0      $     20,474      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                    183,268               855            61,725               580
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                        (170,043)             (855)          (41,251)             (580)

Net realized gain (loss)                              80,552                25            25,893                51
Unrealized appreciation (depreciation)
    during the period                              3,842,959            (3,874)        1,046,783            (5,180)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations        3,753,468            (4,704)        1,031,425            (5,709)

Changes from principal transactions:
       Purchase payments                          15,381,222           614,824         5,515,160           375,967
       Transfers between sub-accounts
           and the Company                         5,015,064            67,420         1,278,564            17,730
       Withdrawals                                  (171,599)             (772)          (39,773)              (40)
       Annual contract fee                            (6,835)                0            (2,502)                0
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions            20,217,852           681,472         6,751,449           393,657
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                       23,971,320           676,768         7,782,874           387,948

Contract owners' equity at
    beginning of period                              676,768                 0           387,948                 0
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $ 24,648,088      $    676,768      $  8,170,822      $    387,948
                                                ============      ============      ============      ============

(9) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly the Manufacturers Life Insurance Company of North America
                               Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity(continued)

                                                                           SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                        SCUDDER DREMAN                       SCUDDER DREMAN
                                                  HIGH RETURN EQUITY -- B (9)          SMALL CAP VALUE -- B (9)
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2003              2002              2003              2002
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $    190,692      $          0      $    124,090      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                    451,317             2,644           210,255             1,514
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                        (260,625)           (2,644)          (86,165)           (1,514)

Net realized gain (loss)                             182,870              (309)          308,965                60
Unrealized appreciation (depreciation)
    during the period                             10,129,840               880         5,574,003            15,402
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations       10,052,085            (2,073)        5,796,803            13,948

Changes from principal transactions:
       Purchase payments                          39,527,215         1,926,360        16,886,461         1,003,621
       Transfers between sub-accounts
           and the Company                         9,342,713           265,390         4,496,165           129,877
       Withdrawals                                (1,124,009)           (1,725)         (197,357)             (295)
       Annual contract fee                           (20,057)                0           (11,200)                0
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions            47,725,862         2,190,025        21,174,069         1,133,203
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                       57,777,947         2,187,952        26,970,872         1,147,151

Contract owners' equity at
    beginning of period                            2,187,952                 0         1,147,151                 0
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $ 59,965,899      $  2,187,952      $ 28,118,023      $  1,147,151
                                                ============      ============      ============      ============

(9) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly the Manufacturers Life Insurance Company of North America
                               Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity(continued)

                                                                           SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                  SCUDDER EAGLE FOCUSED LARGE                   SCUDDER
                                                     CAP GROWTH -- B (9)             FOCUS VALUE & GROWTH -- B (9)
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2003              2002              2003              2002
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $          0      $          0      $     12,653      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                     92,550               516            53,401               630
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                         (92,550)             (516)          (40,748)             (630)

Net realized gain (loss)                              34,344                 8            67,621                 2
Unrealized appreciation (depreciation)
    during the period                              1,547,019           (16,609)        1,055,852           (10,241)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations        1,488,813           (17,117)        1,082,725           (10,869)

Changes from principal transactions:
       Purchase payments                           8,467,261           398,387         4,145,360           356,252
       Transfers between sub-accounts
           and the Company                         2,069,305            64,310           422,497            31,544
       Withdrawals                                   (71,739)                0          (139,298)             (181)
       Annual contract fee                            (3,282)                0            (2,308)                0
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions            10,461,545           462,697         4,426,251           387,615
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                       11,950,358           445,580         5,508,976           376,746

Contract owners' equity at
    beginning of period                              445,580                 0           376,746                 0
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $ 12,395,938      $    445,580      $  5,885,722      $    376,746
                                                ============      ============      ============      ============

(9) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly the Manufacturers Life Insurance Company of North America
                               Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity(continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                                                           SCUDDER INVESCO
                                                  SCUDDER INDEX 500 -- B (9)            DYNAMIC GROWTH -- B (9)
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2003              2002              2003              2002
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $     39,628      $          0      $          0      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                    212,292             2,039            32,853               140
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                        (172,664)           (2,039)          (32,853)             (140)

Net realized gain (loss)                             730,576             2,276            39,072               108
Unrealized appreciation (depreciation)
    during the period                              3,240,730           (24,327)          657,338            (2,835)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations        3,798,642           (24,090)          663,557            (2,867)

Changes from principal transactions:
       Purchase payments                          19,937,124           868,870         2,715,887            91,411
       Transfers between sub-accounts
           and the Company                         4,949,797           310,242           597,277             5,999
       Withdrawals                                  (166,584)             (139)          (13,448)                0
       Annual contract fee                            (7,337)                0              (897)                0
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions            24,713,000         1,178,973         3,298,819            97,410
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                       28,511,642         1,154,883         3,962,376            94,543

Contract owners' equity at
    beginning of period                            1,154,883                 0            94,543                 0
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $ 29,666,525      $  1,154,883      $  4,056,919      $     94,543
                                                ============      ============      ============      ============

(9) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly the Manufacturers Life Insurance Company of North America
                               Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity(continued)

                                                                           SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                     SCUDDER JANUS GROWTH                SCUDDER JANUS GROWTH
                                                      & INCOME -- B (9)                 OPPORTUNITIES -- B (9)
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2003              2002              2003              2002
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $     10,199      $          0      $          0      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                     97,844               459            44,902               205
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                         (87,645)             (459)          (44,902)             (205)

Net realized gain (loss)                              48,727               (44)           78,031               (18)
Unrealized appreciation (depreciation)
    during the period                              1,566,434           (10,075)          654,087            (6,084)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations        1,527,516           (10,578)          687,216            (6,307)

Changes from principal transactions:
       Purchase payments                           8,944,172           357,758         3,782,110           161,513
       Transfers between sub-accounts
           and the Company                         1,928,612            32,480           749,216            16,830
       Withdrawals                                   (37,771)           (1,125)         (239,741)               (5)
       Annual contract fee                            (3,848)                0            (1,535)                0
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions            10,831,165           389,113         4,290,050           178,338
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                       12,358,681           378,535         4,977,266           172,031

Contract owners' equity at
    beginning of period                              378,535                 0           172,031                 0
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $ 12,737,216      $    378,535      $  5,149,297      $    172,031
                                                ============      ============      ============      ============

(9) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly the Manufacturers Life Insurance Company of North America
                               Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity(continued)

                                                                           SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                         SCUDDER MFS                          SCUDDER OAK
                                                   STRATEGIC VALUE -- B (9)            STRATEGIC EQUITY -- B (9)
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2003              2002              2003              2002
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $      4,091      $          0      $          0      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                     72,144               501            60,530               512
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                         (68,053)             (501)          (60,530)             (512)

Net realized gain (loss)                              26,261               (54)          112,373             1,441
Unrealized appreciation (depreciation)
    during the period                              1,325,766            (4,205)        1,363,507           (15,311)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations        1,283,974            (4,760)        1,415,350           (14,382)

Changes from principal transactions:
       Purchase payments                           6,596,312           316,731         5,945,096           325,116
       Transfers between sub-accounts
           and the Company                         2,260,297            28,201         1,450,888            41,278
       Withdrawals                                   (83,963)             (151)          (26,380)             (131)
       Annual contract fee                            (2,654)                0            (3,160)                0
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions             8,769,992           344,781         7,366,444           366,263
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                       10,053,966           340,021         8,781,794           351,881

Contract owners' equity at
    beginning of period                              340,021                 0           351,881                 0
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $ 10,393,987      $    340,021      $  9,133,675      $    351,881
                                                ============      ============      ============      ============

(9) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly the Manufacturers Life Insurance Company of North America
                               Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity(continued)

                                                                              SUB-ACCOUNT
                                                ---------------------------------------------------------------------
                                                        SCUDDER TURNER              SCUDDER REAL    SCUDDER STRATEGIC
                                                    MID CAP GROWTH -- B (9)        ESTATE -- B (7)   INCOME -- B (7)
                                                ------------------------------     ---------------  -----------------
                                                                                     YEAR ENDED        YEAR ENDED
                                                    YEAR ENDED DECEMBER 31           DECEMBER 31       DECEMBER 31
                                                    2003              2002              2003              2003
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $          0      $          0      $          0      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                     87,424               654            24,990            28,711
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                         (87,424)             (654)          (24,990)          (28,711)

Net realized gain (loss)                             185,024           (24,122)           20,832           (23,424)
Unrealized appreciation (depreciation)
    during the period                              2,064,533           (20,004)          488,758           146,921
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations        2,162,133           (44,780)          484,600            94,786

Changes from principal transactions:
       Purchase payments                           7,362,563           545,851         4,522,594         5,873,021
       Transfers between sub-accounts
           and the Company                         1,852,648            75,122         1,058,896           355,449
       Withdrawals                                  (155,657)             (244)          (23,458)          (13,588)
       Annual contract fee                            (4,980)                0               (41)               (2)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions             9,054,574           620,729         5,557,991         6,214,880
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                       11,216,707           575,949         6,042,591         6,309,666

Contract owners' equity at
    beginning of period                              575,949                 0                 0                 0
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $ 11,792,656      $    575,949      $  6,042,591      $  6,309,666
                                                ============      ============      ============      ============

(7) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

(9) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly the Manufacturers Life Insurance Company of North America
                               Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity(continued)

                                                                         SUB-ACCOUNT
                                               -------------------------------------------------------------------
                                                                                            ALGER AMERICAN
                                               ALGER AMERICAN BALANCED -- B (9)       LEVERAGED ALL CAP -- B (9)
                                               --------------------------------     ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2003              2002              2003              2002
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $    155,758      $          0      $          0      $          0

Expenses:
    Mortality and expense risk
       and administrative charges                    168,557               776            38,404               235
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                         (12,799)             (776)          (38,404)             (235)

Net realized gain (loss)                             118,027              (133)           47,831               (10)
Unrealized appreciation (depreciation)
    during the period                              1,671,162            (5,032)          548,890            (7,831)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations        1,776,390            (5,941)          558,317            (8,076)

Changes from principal transactions:
       Purchase payments                          18,742,448           358,260         4,379,946           255,421
       Transfers between sub-accounts
           and the Company                         4,039,031           133,234           689,266             1,260
       Withdrawals                                  (209,848)           (1,039)          (28,317)               (4)
       Annual contract fee                            (5,431)                0            (1,161)                0
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions            22,566,200           490,455         5,039,734           256,677
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                       24,342,590           484,514         5,598,051           248,601

Contract owners' equity at
    beginning of period                              484,514                 0           248,601                 0
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $ 24,827,104      $    484,514      $  5,846,652      $    248,601
                                                ============      ============      ============      ============

(9) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly the Manufacturers Life Insurance Company of North America
                               Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity(continued)

                                                                         SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                        CREDIT SUISSE                     CREDIT SUISSE
                                                  EMERGING MARKETS -- B (9)   GLOBAL POST VENTURE CAPITAL -- B (9)
                                                ----------------------------  ------------------------------------
                                                   YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                                   2003             2002             2003             2002
                                                -----------      -----------      -----------      -----------
Income:
   Dividends                                    $         0      $       121      $         0      $         0

Expenses:
    Mortality and expense risk
       and administrative charges                    37,486              137            8,165               17
                                                -----------      -----------      -----------      -----------

Net investment income (loss)                        (37,486)             (16)          (8,165)             (17)

Net realized gain (loss)                             54,756              (52)          14,781               (7)
Unrealized appreciation (depreciation)
    during the period                             1,123,128           (1,151)         214,721              (52)
                                                -----------      -----------      -----------      -----------

Net increase (decrease) in
    contract owners' equity from operations       1,140,398           (1,219)         221,337              (76)

Changes from principal transactions:
       Purchase payments                          3,400,611           71,544          690,454           25,576
       Transfers between sub-accounts
           and the Company                          664,238           19,626          258,795            2,596
       Withdrawals                                  (29,980)             (36)          (3,889)               0
       Annual contract fee                           (1,371)               0             (357)               0
                                                -----------      -----------      -----------      -----------

Net increase (decrease) in contract owners'
    equity from principal transactions            4,033,498           91,134          945,003           28,172
                                                -----------      -----------      -----------      -----------

Total increase (decrease) in
    contract owners' equity                       5,173,896           89,915        1,166,340           28,096

Contract owners' equity at
    beginning of period                              89,915                0           28,096                0
                                                -----------      -----------      -----------      -----------

Contract owners' equity at
    end of period                               $ 5,263,811      $    89,915      $ 1,194,436      $    28,096
                                                ===========      ===========      ===========      ===========

(9) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly the Manufacturers Life Insurance Company of North America
                               Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity(continued)

                                                                            SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                 DREYFUS SOCIALLY RESPONSIBLE                 DREYFUS IP
                                                     GROWTH FUND -- B (9)               MIDCAP STOCK -- B (9)
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2003              2002              2003              2002
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $         17      $         15      $     31,908      $      1,279

Expenses:
    Mortality and expense risk
       and administrative charges                     14,058               125           172,569               872
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                         (14,041)             (110)         (140,661)              407

Net realized gain (loss)                               6,512                (3)          134,130               (63)
Unrealized appreciation (depreciation)
    during the period                                237,908            (3,264)        3,491,971            (5,526)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations          230,379            (3,377)        3,485,440            (5,182)

Changes from principal transactions:
       Purchase payments                           1,269,773            95,117        15,277,189           610,238
       Transfers between sub-accounts
           and the Company                           254,706             1,294         3,857,570           117,695
       Withdrawals                                   (17,611)                0          (169,958)             (414)
       Annual contract fee                            (1,041)                0            (7,921)                0
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions             1,505,827            96,411        18,956,880           727,519
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                        1,736,206            93,034        22,442,320           722,337

Contract owners' equity at
    beginning of period                               93,034                 0           722,337                 0
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $  1,829,240      $     93,034      $ 23,164,657      $    722,337
                                                ============      ============      ============      ============

(9) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly the Manufacturers Life Insurance Company of North America
                               Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity(continued)

                                                                           SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                  INVESCO UTILITIES -- B (9)            BASIC VALUE FOCUS -- A
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2003              2002              2003              2002
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $     35,205      $        572      $    333,589      $    763,964

Expenses:
    Mortality and expense risk
       and administrative charges                     27,791               120           509,398           593,776
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                           7,414               452          (175,809)          170,188

Net realized gain (loss)                              21,108            23,988          (700,090)       (1,645,813)
Unrealized appreciation (depreciation)
    during the period                                347,716             1,218        10,487,038        (7,307,839)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations          376,238            25,658         9,611,139        (8,783,464)

Changes from principal transactions:
       Purchase payments                           2,367,819            76,408           290,593           917,385
       Transfers between sub-accounts
           and the Company                           378,724            11,648        (3,170,345)       (2,554,650)
       Withdrawals                                   (48,621)              (37)       (2,002,319)       (1,980,915)
       Annual contract fee                            (1,050)                0           (95,255)          (94,911)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions             2,696,872            88,019        (4,977,326)       (3,713,091)
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                        3,073,110           113,677         4,633,813       (12,496,555)

Contract owners' equity at
    beginning of period                              113,677                 0        33,520,594        46,017,149
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $  3,186,787      $    113,677      $ 38,154,407      $ 33,520,594
                                                ============      ============      ============      ============

(9) Commencement of Operations, October 7, 2002, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly the Manufacturers Life Insurance Company of North America
                               Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity(continued)

                                                                           SUB-ACCOUNT
                                                ------------------------------------------------------------------
                                                                                      DEVELOPING CAPITAL MARKETS
                                                  SMALL CAP VALUE FOCUS -- A                FOCUS -- A (5)
                                                ------------------------------      ------------------------------
                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                    2003              2002              2003              2002
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $    133,507      $  1,010,341      $     28,407      $      3,713

Expenses:
    Mortality and expense risk
       and administrative charges                    246,016           314,895            18,736            23,689
                                                ------------      ------------      ------------      ------------

Net investment income (loss)                        (112,509)          695,446             9,671           (19,976)

Net realized gain (loss)                            (511,753)         (383,392)           47,076          (128,696)
Unrealized appreciation (depreciation)
    during the period                              6,340,675        (6,483,227)          439,697           (49,069)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in
    contract owners' equity from operations        5,716,413        (6,171,173)          496,444          (197,741)

Changes from principal transactions:
       Purchase payments                             204,475           716,407            15,410            30,354
       Transfers between sub-accounts
           and the Company                        (2,642,827)       (3,179,370)       (1,792,900)          (44,039)
       Withdrawals                                (1,090,494)         (848,170)          (86,512)          (84,499)
       Annual contract fee                           (51,790)          (52,005)           (4,199)           (4,595)
                                                ------------      ------------      ------------      ------------

Net increase (decrease) in contract owners'
    equity from principal transactions            (3,580,636)       (3,363,138)       (1,868,201)         (102,779)
                                                ------------      ------------      ------------      ------------

Total increase (decrease) in
    contract owners' equity                        2,135,777        (9,534,311)       (1,371,757)         (300,520)

Contract owners' equity at
    beginning of period                           16,174,763        25,709,074         1,371,757         1,672,277
                                                ------------      ------------      ------------      ------------

Contract owners' equity at
    end of period                               $ 18,310,540      $ 16,174,763      $          0      $  1,371,757
                                                ============      ============      ============      ============

(5)  Ceased Operations May 2, 2003, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly the Manufacturers Life Insurance Company of North America
                               Separate Account A)

   Statements of Operations and Changes in Contract Owners' Equity(continued)

                                                                         SUB-ACCOUNT
                                               -------------------------------------------------------------
                                                     GLOBAL
                                               ALLOCATION -- B (7)                  TOTAL
                                               -------------------    --------------------------------------
                                                   YEAR ENDED
                                                  DECEMBER 31               YEAR ENDED DECEMBER 31
                                                      2003                  2003                  2002
                                                ----------------      ----------------      ----------------
Income:
   Dividends                                    $         46,653      $    259,669,798      $    279,430,043

Expenses:
    Mortality and expense risk
       and administrative charges                          2,763           239,367,804           209,587,313
                                                ----------------      ----------------      ----------------

Net investment income (loss)                              43,890            20,301,994            69,842,730

Net realized gain (loss)                                     973        (1,040,422,873)       (1,944,063,811)
Unrealized appreciation (depreciation)
    during the period                                     88,480         4,244,362,419        (1,032,339,776)
                                                ----------------      ----------------      ----------------

Net increase (decrease) in
    contract owners' equity from operations              133,343         3,224,241,540        (2,906,560,857)

Changes from principal transactions:
       Purchase payments                                      18         2,964,820,227         2,890,519,515
       Transfers between sub-accounts
           and the Company                             1,665,812           666,784,983           386,559,852
       Withdrawals                                          (795)       (1,460,586,619)       (1,596,745,913)
       Annual contract fee                                  (180)          (30,999,153)          (19,459,137)
                                                ----------------      ----------------      ----------------

Net increase (decrease) in contract owners'
    equity from principal transactions                 1,664,855         2,140,019,438         1,660,874,317
                                                ----------------      ----------------      ----------------

Total increase (decrease) in
    contract owners' equity                            1,798,198         5,364,260,978        (1,245,686,540)

Contract owners' equity at
    beginning of period                                        0        13,619,052,450        14,864,738,990
                                                ----------------      ----------------      ----------------

Contract owners' equity at
    end of period                               $      1,798,198      $ 18,983,313,428      $ 13,619,052,450
                                                ================      ================      ================

(7) Commencement of Operations, May 5, 2003, through a vote of the Board of Directors.

See accompanying notes.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                          Notes to Financial Statements

                                December 31, 2003

1.   ORGANIZATION

The Manufacturers Life Insurance Company (U.S.A.), Separate Account H (the Account) is a separate account established by The Manufacturers Life Insurance Company (U.S.A.) (the Company). The Company established the Account on August 24, 1984 as a separate account under Delaware law. The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended, and invests in one hundred twenty-three sub-accounts of Manufacturers Investment Trust (the Trust), thirty-four sub-accounts of the Scudder Variable Series Trust, two sub-accounts of the Alger American Fund, two sub-accounts of the Credit Suisse Trust, two sub-accounts of the Dreyfus Service Corporation, one sub-account of the Invesco VIF Funds and three sub-accounts of Merrill Lynch Variable Series Funds, Inc. The Account is a funding vehicle for variable annuity contracts (the Contracts) issued by the Company. The Account includes 214 contracts, distinguished principally by the level of expenses and surrender charges. These 214 contracts are as follows: Venture Variable Annuity 1, 3, 7, 8, 10, 11, 12, 13, 14, 15, 16, 17, 18, 20, 21, 22, 23, 25, 26, 27, 28, 30, 31,
32, 33, 34, 40, 41, 42, 43, 50, 51, 52, 53, 55, 56, 58, 60, 61, 63, 64, 65, 66,
67, 68, 70, 71, 73, 74, 75, 76, 77, 78, 80, 81, 82, 83, 84, 85, 86, 87, 88, 90,
91, 92, 93 (VEN 1, 3, 7, 8, 17, 18, 20, 21, 22, 23, 25, 26, 27, 28, 30, 31, 32,
33, 34, 40, 41, 42, 43, 50, 51, 52, 53, 55, 56, 58, 80, 81, 82, 83, 84, 90, 91,
92, 93 VENR 21, 23, 31, 41, 51, 53, 61, 71, MRP 7, 17, 20, 21, 22, 23, 25, 26,
27, 50, 51, 52, 53, 55, 56, MLL 25, 26, 27, 28, 43, 55, 56, 58, 93, TYP 10, 11,
13, 14, 15, 16, 17, 18, 60, 61, 63, 64, 65, 66, 67, 68, 70, 71, 73, 74, 75, 76,
77, 78, 80, 81, 83, 84, 85, 86, 87, 88), Venture Vantage Annuity 10, 11, 12, 13,
15, 16, 17, 18, 19, 20, 21, 22, 23, 25, 26, 30, 31, 32, 33, 34, 35, 36, 37, 38,
39, 40, 41, 42, 43, 44, 45, 46, 47, 48, 49, 50, 51, 52, 53, 55, 56, 60, 61, 62,
63, 65, 66, 67, 68, 69, 70, 71, 72, 73, 75, 76, 80, 81, 82, 83, 85, 86 (VTG 10,
11, 12, 13, 15, 16, 17, 18, 19, 20, 21, 22, 23, 25, 26, 30, 31, 32, 33, 34, 35,
36, 37, 38, 39, 40, 41, 42, 43, 44, 45, 46, 47, 48, 49, 50, 51, 52, 53, 55, 56,
60, 61, 62, 63, 65, 66, 67, 68, 69, 70, 71, 72, 73, 75, 76, 80, 81, 82, 83, 85,
86), Venture Vision Variable Annuity 5, 6, 25, 26, 27, 28, 29, 25B, 26B, 27B,
28B (VIS 5, 6, 25, 26, 27, 28, 29, 25B, 26B, 27B, 28B), Venture No-load Rollover
Annuity (MRP) (MRPG01, MRPI01, VSTG01, VSTI01) Scudder Wealthmark Variable Annuity (WV A1E, A1I, A1W, A2E, A2I, A2W, A3E, A3I, A3W, B1E, B1I, B1W, B2E, B2I, B2W, B3E, B3I, B3W) and Scudder Wealthmark ML3 Variable Annuity (W3 A1I, A1W, A3I, A3W, B1I, B3I, B1W, B3W, G1I, G1W, G3I, G3W, N1I, N1W, N3I, N3W).

The Company is an indirect, wholly owned subsidiary of The Manufacturers Life Insurance Company (MLI). MLI, in turn, is an indirect, wholly owned subsidiary of Manulife Financial Corporation (MFC), a Canadian-based publicly traded stock life insurance company. MFC and its subsidiaries are known collectively as Manulife Financial. Prior to 2002, the Company was a wholly owned subsidiary of The Manufacturers Life Insurance Company of North America (MNA). Effective January 1, 2002, MNA was merged with and into the Company.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

1.   ORGANIZATION (CONTINUED)

On January 22, 2002, B-share sub-accounts for the Manufacturers Investment Trust, including Strategic Opportunities -- Class B, Investment Quality Bond -- Class B, Growth & Income -- Class B, Blue Chip Growth -- Class B, Money Market -- Class B, Global Equity -- Class B, Global Bond -- Class B, U.S. Government Securities -- Class B, Diversified Bond -- Class B, Income & Value -- Class B, Large Cap Growth -- Class B, Equity-Income -- Class B, Strategic Bond -- Class B, Overseas -- Class B, All Cap Core -- Class B, All Cap Growth -- Class B, International Small Cap -- Class B, Pacific Rim Emerging Markets -- Class B, Science & Technology -- Class B, Emerging Small Company -- Class B, Aggressive Growth -- Class B, International Stock -- Class B, Quantitative Equity -- Class B, Value -- Class B, Real Estate Securities -- Class B, Balanced -- Class B, High Yield -- Class B, Lifestyle Aggressive 1000 -- Class B, Lifestyle Growth 820 -- Class B, Lifestyle Balanced 640 -- Class B, Lifestyle Moderate 460 -- Class B, Lifestyle Conservative 280 -- Class B, Small Company Value -- Class B, International Value -- Class B, Small Company Blend -- Class B, Total Return -- Class B, U.S. Large Cap Value -- Class B, Mid Cap Stock -- Class B, Tactical Allocation -- Class B, Dynamic Growth -- Class B, Internet Technologies -- Class B, International Index -- Class B, Total Stock Market Index -- Class B, 500 Index -- Class B, Mid Cap Index -- Class B, Small Cap Index -- Class B, Capital Appreciation -- Class B, Telecommunications -- Class B, Health Sciences -- Class B, Mid Cap Growth -- Class B, Mid Cap Opportunities -- Class B, Financial Services -- Class B, Quantitative Mid Cap -- Class B, Strategic Growth -- Class B, All Cap Value -- Class B, Capital Opportunities -- Class B, Utilities -- Class B, Mid Cap Value -- Class B and Fundamental Value -- Class B, commenced operations.

On December 1, 2002, the Growth sub-account was renamed All Cap Core through a vote of the Board of Directors.

On May 2, 2003, the U.S. Large Cap Value sub-account was renamed U.S Large Cap through a vote of the Board of Directors.

On May 5, 2003, the Tactical Allocation sub-account was renamed Global Allocation through a vote of the Board of Directors.

On May 2, 2003, eight sub-accounts held by Manufacturers Investment Trust, including Internet Technologies -- Class A, Internet Technologies -- Class B, Telecommunications -- Class A, Telecommunications -- Class B, Mid Cap Growth -- Class A, Mid Cap Growth -- Class B, Mid Cap Opportunities -- Class A, Mid Cap Opportunities -- Class B, and one sub-account held by Merrill Lynch Variable Series Funds, Inc., Developing Capital Markets Focus -- Class A, ceased operations.

On May 5, 2003, the Capital Opportunities sub-account was renamed Strategic Value through a vote of the Board of Directors.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

1.   ORGANIZATION (CONTINUED)

On May 5, 2003, twelve new sub-accounts held by Manufacturers Investment Trust, including Emerging Growth -- Class B, Natural Resources -- Class B, Mid Cap Core -- Class B, Quantitative All Cap -- Class B, Large Cap Value -- Class B, Small Cap Opportunities -- Class B, Special Value -- Class B, Real Return Bond -- Class B, American International -- Class B, American Growth -- Class B, American Blue-Chip Income & Growth -- Class B, American Growth - Income -- Class B, two new sub-accounts held by Scudder Variable Series Trust, including Scudder Real Estate -- Class B, Scudder Strategic Income -- Class B, and one new sub-account held by Merrill Lynch Variable Series Funds, Inc, Global Allocation -- Class B commenced operations.

On August 4, 2003, one new sub-account, Great Companies America -- Class B, commenced operations.

On October 7, 2002, thirty-nine new sub-accounts, including Scudder 21st Century Growth -- Class B, Scudder Capital Growth -- Class B, Scudder Global Discovery -- Class B, Scudder Growth & Income -- Class B, Scudder Health Sciences -- Class B, Scudder International -- Class B, Scudder Aggressive Growth -- Class B, Scudder Blue Chip -- Class B, Scudder Contarian Value -- Class B, Scudder Global Blue Chip -- Class B, Scudder Government Securities -- Class B, Scudder Growth -- Class B, Scudder High Income -- Class B, Scudder International Select Equity -- Class B, Scudder Investment Grade Bond -- Class B, Scudder Money Market -- Class B, Scudder Small Cap Growth -- Class B, Scudder Technology Growth -- Class B, Scudder Total Return -- Class B, Scudder Davis Venture Value -- Class B, Scudder Dreman Financial Services -- Class B, Scudder Dreman High Return Equity -- Class B, Scudder Dreman Small Cap Value -- Class B, Scudder Eagle Focused Large Cap Growth -- Class B, Scudder Focus Value & Growth -- Class B, Scudder Index 500 -- Class B, Scudder Invesco Dynamic Growth -- Class B, Scudder Janus Growth & Income -- Class B, Scudder Janus Growth Opportunities -- Class B, Scudder MFS Strategic Value -- Class B, Scudder Oak Strategic Equity -- Class B, Scudder Turner Mid Cap Growth -- Class B, Alger American Balanced -- Class B, Alger American Leveraged All Cap -- Class B, Credit Suisse Emerging Markets -- Class B, Credit Suisse Global Post Venture Capital -- Class B, Dreyfus Socially Responsible Growth Fund -- Class B, Dreyfus IP Midcap Stock -- Class B and Invesco Utilities -- Class B, commenced operations.

On May 1, 2003, the Scudder Investment Grade Bond sub-account was renamed Scudder Fixed Income through a vote of the Board of Directors.

2.   SIGNIFICANT ACCOUNTING POLICIES

Investments are made in the portfolios of the Trust and are valued at the reported net asset values of such portfolios. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

In addition to the Account, a contract owner may also allocate funds to the Fixed Account, which is part of the Company's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and the Company's general account has not been registered as an investment company under the Investment Company Act of 1940.

Annuity reserves are computed for contracts under which periodic benefit payments are being made according to the 1983a Individual Annuitant Mortality Table. The assumed investment return is 4%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company.

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the Code). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will periodically review the status of this decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the Account.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

3.   AFFILIATED COMPANY TRANSACTIONS

The Company has an Administrative Services Agreement with Manulife Financial, whereby Manulife Financial or its designee, with the consent of the Company, performs certain services on behalf of the Company necessary for the operation of the separate account. The Company has underwriting and distribution agreements with its affiliate, Manufacturers Securities Services LLC (MSS). MSS is 60% owned by the Company and 40% owned by The Manufacturers Life Insurance Company of New York (MNY). MNY is a wholly owned subsidiary of the Company.

4.   CONTRACT CHARGES

There are no deductions made from purchase payments for sales charges at the time of purchase. In the event of a surrender, a contingent deferred sales charge may be charged by the Company to cover sales expenses. An annual administrative fee of $30 is deducted from each contract owners' account on the contract anniversary date to cover contract administration costs. This charge is waived on certain contracts.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

4.   CONTRACT CHARGES (CONTINUED)

Deductions from each sub-account are made daily for administrative fees and for the assumption of mortality and expense risk charges as follows:

(i) Prior Contract Series (VEN 1): deductions from each sub-account are made daily for the assumption of mortality and expense risks equal to an effective annual rate of 1.30% of the contract value.

(ii)  Current Contract Series (VEN 3, 7, 8, 17, 18, 20, 21, 22, 23, 25, 26, 27,
      30, 31, 32, 33, 34, 40, 41, 42, 43 VENR 21, 23, 31, 41, MRP20, 21, 22, 23,
      25, 26, 27, MLL25, 26, 27, 28, 43): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 1.25% of the contract value, respectively.

(iii) Current Contract Series (VEN 25, 26, 27, 28, MLL25, 26,): offered in Merrill Lynch Series Funds only (Basic Value Focus, Developing Capital Markets Focus and Special Value Focus portfolios): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 1.25% of the contract value, respectively.

(iv)  Current Contract Series (VIS 5, 6, 25, 25B, 26, 26B, 27, 27B, 28, 28B, 29,
      TYP 10, 11, 13, 14, 15, 16, 17, 18): deductions from each sub-account are made daily for distribution fees, administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15%, 0.25% and 1.25% of the contract value, respectively.

(v)   Current Contract Series (VTG 10, 11, 12, 13, 15, 16, 17, 18, 19, 20, 21,
      22, 23, 25, 26, 30, 31, 32, 40, 41, 42): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.30% and 1.25% of the contract value, respectively.

(vi)  Current Contract Series (VTG 36, 37, 46, 47, 50, 51, 52, 53, 55, 56, 70,
      71, 72, 73, 75, 76): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.30% and 1.45% of the contract value, respectively.

(vii) Current Contract Series (VTG 33, 34, 35, 43, 44, 45, 60, 61, 62, 63, 65,
      66, 67, 68, 69, VEN 50, 51, 52, 53, 55, 56, 58, 80, 81, 82, 83, 84, 90,
      91, 92, 93, VENR51, 53, 61, 71, MRP 50, 51, 52, 53, 55, 56, MLL 55, 56,
      58, 93): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.30% and 1.30% of the contract value, respectively.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

4.   CONTRACT CHARGES (CONTINUED)

(viii) Current Contract Series (VTG 38, 39, 48, 49, 80, 81, 82, 83, 85, 86):
       deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.30% and 1.50% of the contract value, respectively.

(ix) Current Contract Series (MRPG01, I01, VSTG01, I01): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 0.85% of the contract value, respectively.

(x)    Current Contract Series (VEN 50, 51, 52, 53, 55, 56, 58, 80, 81, 82, 83,
       84, 90, 91, 92, 93, VENR 51, 53, 61, 71, MRP7, 17, 50, 51, 52, 53, 55,
       56, MLL 55, 56 58, 93, VTG 33, 34, 35, 43, 44, 45, 60, 61, 62, 63, 65,
       66, 67, 68, 69): deductions from each sub-account are made daily for administration, the assumption of mortality and expense risks and a guaranteed earnings multiplier rider equal to an effective annual rate of 0.15%, 1.25% and 0.20%, respectively.

(xi)   Current Contract Series (TYP 10, 11, 12, 13, 14, 15, 16, 17, 18):
       deductions from each sub-account are made daily for administration and the assumption of mortality and expense risks equal to an effective annual rate of 0.40% and 1.25%, respectively.

(xii) Current Contract Series (TYP 60, 61, 63, 64, 65, 66, 67, 68): deductions from each sub-account are made daily for administration, the assumption of mortality and expense risks and an annual death benefit step rider equal to an effective annual rate of 0.40%, 1.25% and 0.05%, respectively. Contracts issued after May 2, 2003 have deductions for the annual death benefit rider equal to an effective annual rate of 0.20%.

(xiii) Current Contract Series (TYP 70, 71, 73, 74, 75, 76, 77, 78): deductions from each sub-account are made daily for administration, the assumption of mortality and expense risks and a guaranteed earnings multiplier equal to an effective annual rate of 0.40%, 1.25% and 0.20%, respectively.

(xiv) Current Contract Series (TYP 80, 81, 83, 84, 85, 86, 87, 88): deductions from each sub-account are made daily for administration, the assumption of mortality and expense risks, a guaranteed earnings multiplier and an annual death benefit rider equal to an effective annual rate of 0.40%, 1.25%, 0.20% and 0.05%, respectively. Contracts issued after May 2, 2003 have deductions for the annual death benefit rider equal to an effective annual rate of 0.20%.

(xv) Current Contract Series (VSTG01, VSTI01, MRPG01, MRPI01): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 0.30% of the contract value, respectively.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

4.   CONTRACT CHARGES (CONTINUED)

(xvi) Current Contract Series (WVA1I, A2I, A3I, A1E, A2E, A3E, A1W, A2W, A3W): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 1.25% of the contract value, respectively.

(xvii) Current Contract Series (WVB1I, B2I, B3I, B1E, B2E, B3E, B1W, B2W, B3W): deductions from each sub-account are made daily for administration, the assumption of mortality and expense and the enhanced earnings death benefit rider risks equal to an effective annual rate of 0.15%, 1.25% and 0.20% of the contract value, respectively.

(xviii) Current Contract Series (W3N1I, N3I, N1W, N3W): deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.40% and 1.25% of the contract value, respectively.

(xix) Current Contract Series (W3A1I, A3I, A1W, A3W): deductions from each sub-account are made daily for administration, mortality and expense risks and the annual step-up value rider equal to an effective annual rate of 0.40%, 1.25% and 0.05% of the contract value, respectively. Contracts issued after May 2, 2003 have deductions for the annual death benefit rider equal to an effective annual rate of 0.20%.

(xx) Current Contract Series (W3G1I, G3I, G1W, G3W): deductions from each sub-account are made daily for administration, mortality and expense risks and the enhanced earnings death benefit rider equal to an effective annual rate of 0.40%, 1.25% and 0.20% of the contract value, respectively.

(xxi) Current Contract Series (W3B1I, B3I, B1W, B3W): deductions from each sub-account are made daily for administration, mortality and expense risks, the annual step-up value rider and the enhanced earnings death benefit rider equal to an effective annual rate of 0.40%, 1.25%, 0.05% and 0.20% of the contract value, respectively. Contracts issued after May 2, 2003 have deductions for the annual death benefit rider equal to an effective annual rate of 0.20%.

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

5.   PURCHASES AND SALES OF INVESTMENTS

The following table shows aggregate cost of shares purchased and proceeds from sales of each sub-account for the year ended December 31, 2003:

                                                                                   PURCHASES           SALES
                                                                                -------------------------------
Strategic Opportunities Portfolio -- Class A                                     $ 52,760,837      $136,289,803
Strategic Opportunities Portfolio -- Class B                                       18,044,072         8,995,080
Investment Quality Bond Portfolio -- Class A                                       54,089,062       119,976,046
Investment Quality Bond Portfolio -- Class B                                       47,866,108        20,439,629
Growth & Income Portfolio -- Class A                                               75,243,240       261,014,584
Growth & Income Portfolio -- Class B                                               53,901,089        13,108,069
Blue Chip Growth Portfolio -- Class A                                              85,826,829       190,531,542
Blue Chip Growth Portfolio -- Class B                                              60,624,114        19,135,311
Money Market Portfolio -- Class A                                                 999,650,921     1,387,089,171
Money Market Portfolio -- Class B                                                 534,591,476       557,608,982
Global Equity Portfolio -- Class A                                                 97,599,313       156,265,441
Global Equity Portfolio -- Class B                                                 26,649,714        20,072,113
Global Bond Portfolio -- Class A                                                   61,858,220        70,845,596
Global Bond Portfolio -- Class B                                                   72,770,423        38,497,092
U.S. Government Securities Portfolio -- Class A                                    88,449,161       226,046,585
U.S. Government Securities Portfolio -- Class B                                   168,796,410       134,875,124
Diversified Bond Portfolio -- Class A                                              41,911,899        77,327,762
Diversified Bond Portfolio -- Class B                                              48,193,335        23,945,481
Income & Value Portfolio -- Class A                                                56,950,683        88,732,367
Income & Value Portfolio -- Class B                                                50,177,178         7,980,432
Large Cap Growth Portfolio -- Class A                                              65,970,278       110,582,647
Large Cap Growth Portfolio -- Class B                                              45,261,849        12,726,717
Equity-Income Portfolio -- Class A                                                115,048,543       180,154,549
Equity-Income Portfolio -- Class B                                                 95,745,100        16,541,973
Strategic Bond Portfolio -- Class A                                                59,711,045        69,818,072
Strategic Bond Portfolio -- Class B                                                35,656,840        10,921,929

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

5.  PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                                                   PURCHASES           SALES
                                                                                 ------------------------------
Overseas Portfolio -- Class A                                                    $111,236,927      $145,100,895
Overseas Portfolio -- Class B                                                     108,047,125       101,501,121
All Cap Core Portfolio -- Class A                                                  62,709,787       102,328,971
All Cap Core Portfolio -- Class B                                                  14,773,989        11,115,044
All Cap Growth Portfolio -- Class A                                                59,527,130       117,479,844
All Cap Growth Portfolio -- Class B                                                27,324,462        14,644,924
International Small Cap Portfolio -- Class A                                       19,040,359        27,000,825
International Small Cap Portfolio -- Class B                                       26,689,661        14,583,539
Pacific Rim Emerging Markets Portfolio -- Class A                                  20,066,056        20,126,926
Pacific Rim Emerging Markets Portfolio -- Class B                                  52,173,747        41,447,163
Science & Technology Portfolio -- Class A                                         120,107,634       124,093,803
Science & Technology Portfolio -- Class B                                          48,333,502        12,186,065
Emerging Small Company Portfolio -- Class A                                        66,599,696        72,202,389
Emerging Small Company Portfolio -- Class B                                        42,551,964        10,811,178
Aggressive Growth Portfolio -- Class A                                             48,033,895        67,066,075
Aggressive Growth Portfolio -- Class B                                             22,698,810        10,006,167
International Stock Portfolio -- Class A                                           16,324,560        26,568,476
International Stock Portfolio -- Class B                                          113,605,238       106,555,070
Quantitative Equity Portfolio -- Class A                                           60,546,261        87,346,701
Quantitative Equity Portfolio -- Class B                                           11,117,145         9,328,610
Value Portfolio -- Class A                                                         28,665,222        72,000,457
Value Portfolio -- Class B                                                         17,408,395         7,508,737
Real Estate Securities Portfolio -- Class A                                        32,100,274        36,502,673
Real Estate Securities Portfolio -- Class B                                        38,064,988         8,265,122
Balanced Portfolio -- Class A                                                      12,935,026        19,445,635
Balanced Portfolio -- Class B                                                      13,690,089         3,892,612
High Yield Portfolio -- Class A                                                   167,098,549       113,605,006
High Yield Portfolio -- Class B                                                   123,608,699        54,314,042
Lifestyle Aggressive 1000 Portfolio -- Class A                                     31,502,086        14,642,914
Lifestyle Aggressive 1000 Portfolio -- Class B                                     93,138,102         8,861,522
Lifestyle Growth 820 Portfolio -- Class A                                         102,942,106        59,070,773
Lifestyle Growth 820 Portfolio -- Class B                                         410,822,563        12,572,834
Lifestyle Balanced 640 Portfolio -- Class A                                       144,165,164        87,595,733
Lifestyle Balanced 640 Portfolio -- Class B                                       459,170,986        23,556,000
Lifestyle Moderate 460 Portfolio -- Class A                                        67,323,546        52,512,509
Lifestyle Moderate 460 Portfolio -- Class B                                       181,643,834        17,287,977

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

5.   PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                                                   PURCHASES            SALES
                                                                                 -------------------------------
Lifestyle Conservative 280 Portfolio -- Class A                                  $ 59,914,744      $  69,544,258
Lifestyle Conservative 280 Portfolio -- Class B                                   115,131,082         33,372,262
Small Company Value Portfolio -- Class A                                           99,790,582        109,123,447
Small Company Value Portfolio -- Class B                                           72,923,269         18,907,271
International Value Portfolio -- Class A                                           42,960,898         32,765,497
International Value Portfolio -- Class B                                           91,194,337         53,631,159
Small Company Blend Portfolio -- Class A                                           59,644,837         62,383,753
Small Company Blend Portfolio -- Class B                                           39,283,158         11,085,559
Total Return Portfolio -- Class A                                                 121,026,348        228,202,274
Total Return Portfolio -- Class B                                                 220,453,900        103,987,528
U.S. Large Cap Portfolio -- Class A                                                49,216,837         76,319,339
U.S. Large Cap Portfolio -- Class B                                                47,045,772         10,677,651
Mid Cap Stock Portfolio -- Class A                                                 42,697,811         24,511,726
Mid Cap Stock Portfolio -- Class B                                                 50,460,550          6,200,082
Global Allocation Portfolio -- Class A                                              9,215,550         18,572,456
Global Allocation Portfolio -- Class B                                             13,133,516          3,640,383
Dynamic Growth Portfolio -- Class A                                                63,408,687         31,776,777
Dynamic Growth Portfolio -- Class B                                                32,997,707          6,236,116
Internet Technologies Portfolio -- Class A                                          7,071,455         32,641,197
Internet Technologies Portfolio -- Class B                                          1,368,076          4,630,947
International Index Portfolio -- Class A                                            9,906,833          9,015,723
International Index Portfolio -- Class B                                           54,366,663         47,382,747
Total Stock Market Index Portfolio -- Class A                                      11,481,173          6,825,630
Total Stock Market Index Portfolio -- Class B                                      17,412,664          1,879,842
500 Index Portfolio -- Class A                                                     63,518,414         58,417,205
500 Index Portfolio -- Class B                                                     62,782,535         13,418,923
Mid Cap Index Portfolio -- Class A                                                 18,888,218         17,877,809
Mid Cap Index Portfolio -- Class B                                                 22,356,125          3,158,822
Small Cap Index Portfolio -- Class A                                               28,476,613         16,006,008
Small Cap Index Portfolio -- Class B                                               23,003,802          5,119,039
Capital Appreciation Portfolio -- Class A                                           9,265,542         10,095,061
Capital Appreciation Portfolio -- Class B                                          19,618,197          4,335,078
Telecommunications Portfolio -- Class A                                             1,033,996          6,933,656
Telecommunications Portfolio -- Class B                                             1,976,450          4,385,272
Health Sciences Portfolio -- Class A                                               27,825,179         21,308,484
Health Sciences Portfolio -- Class B                                               30,333,882          4,853,250

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

5.   PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                                                   PURCHASES           SALES
                                                                                  -----------------------------
Mid Cap Growth Portfolio -- Class A                                               $ 2,757,303      $ 30,912,666
Mid Cap Growth Portfolio -- Class B                                                 4,399,667        13,439,343
Mid Cap Opportunities Portfolio -- Class A                                          1,313,581        16,252,494
Mid Cap Opportunities Portfolio -- Class B                                          1,928,879         7,082,178
Financial Services Portfolio -- Class A                                             9,778,724         9,561,701
Financial Services Portfolio -- Class B                                            17,950,742         3,073,012
Quantitative Mid Cap Portfolio -- Class A                                           3,311,702         3,130,121
Quantitative Mid Cap Portfolio -- Class B                                           4,156,534         1,032,595
Strategic Growth Portfolio -- Class A                                               9,849,879        16,666,519
Strategic Growth Portfolio -- Class B                                              16,239,297         2,821,270
All Cap Value Portfolio -- Class A                                                 32,462,394        16,516,891
All Cap Value Portfolio -- Class B                                                 24,878,998         3,089,678
Strategic Value Portfolio -- Class A                                                7,978,176        11,111,691
Strategic Value Portfolio -- Class B                                               11,128,581         1,925,313
Utilities Portfolio -- Class A                                                     13,273,754        10,255,374
Utilities Portfolio -- Class B                                                     12,222,630         2,931,986
Mid Cap Value Portfolio -- Class A                                                 59,886,966        65,204,607
Mid Cap Value Portfolio -- Class B                                                 69,928,377        10,710,151
Fundamental Value Portfolio -- Class A                                             23,443,526        28,215,134
Fundamental Value Portfolio -- Class B                                             55,887,614         5,990,814
Emerging Growth Portfolio -- Class B                                                5,116,412         1,476,013
Natural Resources Portfolio -- Class B                                             25,950,843         2,960,368
Mid Cap Core Portfolio -- Class B                                                  15,634,178           683,624
Quantitative All Cap Portfolio -- Class B                                             578,616            30,683
Large Cap Value Portfolio -- Class B                                                7,214,263         2,099,527
Small Cap Opportunities Portfolio -- Class B                                       14,900,656         1,301,185
Special Value Portfolio -- Class B                                                  2,227,939           503,099
Real Return Bond Portfolio -- Class B                                              74,833,052        12,684,778
Great Companies America Portfolio -- Class B                                          542,494            17,564
American International Portfolio -- Class B                                        62,971,811         7,820,593
American Growth Portfolio -- Class B                                              241,194,246         7,686,720
American Blue-Chip Income & Growth Portfolio -- Class B                            78,189,270         2,167,709
American Growth-Income Portfolio -- Class B                                       161,151,763         4,259,035
Scudder 21st Century Growth Portfolio -- Class B                                    4,853,161           322,762
Scudder Capital Growth Portfolio -- Class B                                        11,932,767           924,298
Scudder Global Discovery Portfolio -- Class B                                       5,365,146           479,038

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

5.  PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                                                   PURCHASES           SALES
                                                                                  -----------------------------
Scudder Growth & Income Portfolio -- Class B                                      $ 8,022,342       $   591,297
Scudder Health Sciences Portfolio -- Class B                                        8,214,831           529,336
Scudder International Portfolio -- Class B                                          9,764,358           829,753
Scudder Aggressive Growth Portfolio -- Class B                                      2,747,717           358,013
Scudder Blue Chip Portfolio -- Class B                                             12,011,845           376,378
Scudder Contarian Value Portfolio -- Class B                                       12,397,344           439,441
Scudder Global Blue Chip Portfolio -- Class B                                       4,240,148           284,987
Scudder Government Securities Portfolio -- Class B                                 62,521,200        29,881,492
Scudder Growth Portfolio -- Class B                                                 5,718,540           617,731
Scudder High Income Portfolio -- Class B                                           31,060,953         3,271,952
Scudder International Select Equity Portfolio -- Class B                           12,142,829           586,631
Scudder Fixed Income Portfolio -- Class B                                          43,245,983         5,619,459
Scudder Money Market Portfolio -- Class B                                          75,670,368        31,992,368
Scudder Small Cap Growth Portfolio -- Class B                                      11,482,157           447,666
Scudder Technology Growth Portfolio -- Class B                                      7,326,585           426,191
Scudder Total Return Portfolio -- Class B                                          17,560,533         2,152,687
Scudder Davis Venture Value Portfolio -- Class B                                   20,685,380           637,571
Scudder Dreman Financial Services Portfolio -- Class B                              7,044,168           333,970
Scudder Dreman High Return Equity Portfolio -- Class B                             48,689,684         1,224,447
Scudder Dreman Small Cap Value Portfolio -- Class B                                22,622,766         1,534,862
Scudder Eagle Focused Large Cap Growth Portfolio -- Class B                        10,875,234           506,239
Scudder Focus Value & Growth Portfolio -- Class B                                   4,997,430           611,927
Scudder Index 500 Portfolio -- Class B                                             29,239,447         4,699,111
Scudder Invesco Dynamic Growth Portfolio -- Class B                                 3,498,416           232,450
Scudder Janus Growth & Income Portfolio -- Class B                                 11,200,221           456,701
Scudder Janus Growth Opportunities Portfolio -- Class B                             4,789,414           544,266
Scudder MFS Strategic Value Portfolio -- Class B                                    8,976,564           274,625
Scudder Oak Strategic Equity Portfolio -- Class B                                   7,841,703           535,789
Scudder Turner Mid Cap Growth Portfolio -- Class B                                  9,961,910           994,760
Scudder Real Estate Portfolio -- Class B                                            5,879,504           346,503
Scudder Strategic Income Portfolio -- Class B                                       7,572,775         1,386,606
Alger American Balanced Portfolio -- Class B                                       23,945,676         1,392,275
Alger American Leveraged All Cap Portfolio -- Class B                               5,506,390           505,060
Credit Suisse Emerging Markets Portfolio -- Class B                                 4,261,181           265,169
Credit Suisse Global Post Venture Capital Portfolio -- Class B                        994,181            57,343
Dreyfus Socially Responsible Growth Fund Portfolio -- Class B                       1,561,981            70,195

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

5.  PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                                                   PURCHASES          SALES
                                                                               --------------------------------
Dreyfus IP Midcap Stock Portfolio -- Class B                                   $  19,723,178     $      906,959
Invesco Utilities Portfolio -- Class B                                             2,888,591            184,305
Basic Value Focus Portfolio -- Class A                                             1,030,321          6,183,456
Small Cap Value Focus Portfolio -- Class A                                           428,935          4,122,080
Developing Capital Markets Focus Portfolio -- Class A                                 62,373          1,920,903
Global Allocation Portfolio -- Class B                                             1,738,708             29,963
                                                                              ---------------------------------
Total                                                                         $9,415,898,523     $7,255,576,111
                                                                              ==============     ==============

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION

                                                                       STRATEGIC OPPORTUNITIES TRUST A
                                            -------------------------------------------------------------------------------------
                                                     2003                           2002                           2001
                                            -------------------------------------------------------------------------------------
Units, beginning of period                               28,763,592                     35,863,305                     38,289,671
Units issued                                              4,632,461                      8,220,338                     11,998,315
Units redeemed                                           (9,420,839)                   (15,320,051)                   (14,424,681)
                                            -------------------------------------------------------------------------------------

Units, end of period                                     23,975,214                     28,763,592                     35,863,305
                                            =====================================================================================

Unit value                                  $7.334049 TO $37.711536        $5.933797 to $30.356953        $9.866815 to $50.221375

Net assets, end of period                              $441,202,853                   $428,283,621                   $900,475,404

Investment income ratio*                                       0.00%                          0.00%                          0.50%

Expense ratio, lowest to highest**                    0.45% TO 1.90%                 0.45% to 1.90%                 0.45% to 1.90%

Total return, lowest to highest***                  23.47% TO 25.28%            (39.92%) to (39.04%)             (0.21%) to (0.13%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   STRATEGIC OPPORTUNITIES TRUST B
                                                    --------------------------------------------------------------
                                                              2003                           2002
                                                    --------------------------------------------------------------
Units, beginning of period                                        1,104,414                              0
Units issued                                                      2,060,340                      1,211,625
Units redeemed                                                   (1,019,656)                      (107,211)
                                                    --------------------------------------------------------------

Units, end of period                                              2,145,098                      1,104,414
                                                    ==============================================================

Unit value                                          $9.831290 TO $14.525009        $ 7.956590 to $8.263137

Net assets, end of period                                       $21,670,255                     $9,024,266

Investment income ratio*                                               0.00%                          0.00%

Expense ratio, lowest to highest**                            0.45% TO 2.05%                 0.45% to 1.90%

Total return, lowest to highest***                          16.12% TO 25.05%            (36.35%) to (33.89%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                      INVESTMENT QUALITY BOND TRUST A
                                            --------------------------------------------------------------------------------------
                                                       2003                           2002                           2001
                                            --------------------------------------------------------------------------------------
Units, beginning of period                                16,073,713                     15,137,400                     11,628,596
Units issued                                               2,094,543                      7,414,661                      8,502,029
Units redeemed                                            (5,937,437)                    (6,478,348)                    (4,993,225)
                                            --------------------------------------------------------------------------------------

Units, end of period                                      12,230,819                     16,073,713                     15,137,400
                                            ======================================================================================

Unit value                                  $14.242579 TO $29.012843       $13.525539 to $27.385094       $12.539051 to $25.233827

Net assets, end of period                               $253,171,307                   $313,900,631                   $280,574,001

Investment income ratio*                                        5.33%                          5.23%                          5.86%

Expense ratio, lowest to highest**                     0.45% TO 1.90%                 0.45% to 1.90%                 0.45% to 1.90%

Total return, lowest to highest***                     5.30% TO 6.84%                 7.87% to 9.44%                 0.31% to 6.85%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               INVESTMENT QUALITY BOND TRUST B
                                                   -------------------------------------------------------
                                                              2003                           2002
                                                   -------------------------------------------------------
Units, beginning of period                                        1,956,561                              0
Units issued                                                      3,423,230                      2,266,599
Units redeemed                                                   (1,512,337)                      (310,038)
                                                   -------------------------------------------------------

Units, end of period                                              3,867,454                      1,956,561
                                                   =======================================================

Unit value                                         $12.717659 TO $14.342633       $13.311657 to $13.434847

Net assets, end of period                                       $54,453,733                    $26,123,571

Investment income ratio*                                               6.83%                          0.24%

Expense ratio, lowest to highest**                            0.45% TO 2.05%                 0.45% to 1.90%

Total return, lowest to highest***                            1.74% TO 6.76%                 6.49% to 7.48%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                        GROWTH & INCOME TRUST A
                                           -------------------------------------------------------------------------------------
                                                     2003                           2002                           2001
                                           -------------------------------------------------------------------------------------
Units, beginning of period                              66,593,302                     80,873,880                     85,299,596
Units issued                                             4,330,626                      8,302,786                     12,270,437
Units redeemed                                         (13,477,731)                   (22,583,364)                   (15,696,153)
                                           -------------------------------------------------------------------------------------

Units, end of period                                    57,446,197                     66,593,302                     80,873,880
                                           =====================================================================================

Unit value                                 $9.399287 TO $28.846586        $7.556172 to $23.109098       $10.162651 to $30.971701

Net assets, end of period                           $1,271,216,568                 $1,189,608,530                 $1,976,732,840

Investment income ratio*                                      1.01%                          0.65%                          0.41%

Expense ratio, lowest to highest**                   0.45% TO 1.90%                 0.45% to 1.90%                 0.45% to 1.90%

Total return, lowest to highest***                 24.21% TO 26.02%            (25.76%) to (24.67%)            (14.54%) to (4.69%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                  GROWTH & INCOME TRUST B
                                                   -------------------------------------------------------
                                                              2003                           2002
                                                   -------------------------------------------------------
Units, beginning of period                                        3,162,441
Units issued                                                      5,036,572                      3,500,177
Units redeemed                                                   (1,232,361)                      (337,736)
                                                   -------------------------------------------------------

Units, end of period                                              6,966,652                      3,162,441
                                                   =======================================================

Unit value                                         $11.843741 TO $14.891503        $9.525105 to $10.375910

Net assets, end of period                                       $87,718,980                    $32,065,912

Investment income ratio*                                               1.31%                          0.02%

Expense ratio, lowest to highest**                            0.45% TO 2.05%                 0.45% to 1.90%

Total return, lowest to highest***                          19.05% TO 25.84%            (23.80%) to (16.99%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                         BLUE CHIP GROWTH TRUST A
                                           --------------------------------------------------------------------------------------
                                                     2003                           2002                           2001
                                           --------------------------------------------------------------------------------------
Units, beginning of period                               55,143,345                     65,796,072                     68,424,127
Units issued                                              6,338,193                      8,593,015                     13,661,645
Units redeemed                                          (12,650,771)                   (19,245,742)                   (16,289,700)
                                           --------------------------------------------------------------------------------------

Units, end of period                                     48,830,767                     55,143,345                     65,796,072
                                           ======================================================================================

Unit value                                 $9.153842 TO  $20.165015        $7.211675 to $15.870738       $ 9.689796 to $21.302974

Net assets, end of period                              $840,948,129                   $748,537,843                 $1,215,555,449

Investment income ratio*                                       0.04%                          0.00%                          0.00%

Expense ratio, lowest to highest**                    0.45% TO 1.90%                 0.45% to 1.90%                 0.45% to 1.90%

Total return, lowest to highest***                  26.74% TO 28.59%            (25.69%) to (24.60%)            (17.41%) to (2.85%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 BLUE CHIP GROWTH TRUST B
                                                   -------------------------------------------------------
                                                              2003                           2002
                                                   -------------------------------------------------------
Units, beginning of period                                        3,412,751                              0
Units issued                                                      5,659,677                      3,698,126
Units redeemed                                                   (1,776,473)                      (285,375)
                                                   -------------------------------------------------------

Units, end of period                                              7,295,955                      3,412,751
                                                   =======================================================

Unit value                                         $12.090745 TO $14.715763        $9.527205 to $10.290923

Net assets, end of period                                       $93,168,042                    $34,460,397

Investment income ratio*                                               0.19%                          0.00%

Expense ratio, lowest to highest**                            0.45% TO 2.05%                 0.45% to 1.90%

Total return, lowest to highest***                          17.65% TO 28.44%            (23.78%) to (17.67%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                           MONEY MARKET TRUST A
                                           --------------------------------------------------------------------------------------
                                                      2003                           2002                          2001
                                           --------------------------------------------------------------------------------------
Units, beginning of period                               56,776,128                     65,338,944                     41,114,369
Units issued                                             71,126,276                    140,458,904                    197,491,069
Units redeemed                                          (96,725,317)                  (149,021,720)                  (173,266,494)
                                           --------------------------------------------------------------------------------------

Units, end of period                                     31,177,087                     56,776,128                     65,338,944
                                           ======================================================================================

Unit value                                 $12.269168 TO $18.915167       $12.432238 to $19.050311       $12.523480 to $19.073731

Net assets, end of period                              $474,913,251                   $862,061,014                 $1,001,127,335

Investment income ratio*                                       0.60%                          1.17%                          3.34%

Expense ratio, lowest to highest**                    0.45% TO 1.90%                 0.45% to 1.90%                 0.45% to 1.90%

Total return, lowest to highest***                  (1.31%) TO 0.13%               (0.73%) to 0.72%                 0.19% to 3.12%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   MONEY MARKET TRUST B
                                                   -------------------------------------------------------
                                                              2003                           2002
                                                   -------------------------------------------------------
Units, beginning of period                                       15,049,329                              0
Units issued                                                     44,120,139                     47,218,626
Units redeemed                                                  (45,809,078)                   (32,169,297)
                                                   -------------------------------------------------------

Units, end of period                                             13,360,390                     15,049,329
                                                   =======================================================

Unit value                                         $12.236045 TO $12.529721       $12.420152 to $12.538332

Net assets, end of period                                      $164,148,916                   $187,189,382

Investment income ratio*                                               0.54%                          0.63%

Expense ratio, lowest to highest**                            0.45% TO 2.05%                 0.45% to 1.90%

Total return, lowest to highest***                         (1.51%) TO (0.07%)              (0.64%) to 0.31%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                        GLOBAL EQUITY TRUST A
                                         --------------------------------------------------------------------------------------
                                                    2003                           2002                           2001
                                         --------------------------------------------------------------------------------------
Units, beginning of period                             18,038,233                     21,611,381                     24,643,214
Units issued                                            6,422,788                     12,466,118                     10,275,336
Units redeemed                                         (9,728,251)                   (16,039,266)                   (13,307,169)
                                         --------------------------------------------------------------------------------------

Units, end of period                                   14,732,770                     18,038,233                     21,611,381
                                         ======================================================================================

Unit value                               $10.446602 TO $22.606366        $8.344776 to $17.985999       $10.503647 to $22.548612

Net assets, end of period                            $297,329,407                   $289,283,925                   $441,635,347

Investment income ratio*                                     0.94%                          1.40%                          2.46%

Expense ratio, lowest to highest**                  0.45% TO 1.90%                 0.45% to 1.90%                 0.45% to 1.90%

Total return, lowest to highest***                25.06% TO 26.89%            (20.63%) to (19.47%)            (17.56%) to (9.10%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   GLOBAL EQUITY TRUST B
                                                   -------------------------------------------------------
                                                              2003                           2002
                                                   -------------------------------------------------------
Units, beginning of period                                          801,191                              0
Units issued                                                      2,480,392                      1,648,948
Units redeemed                                                   (1,840,543)                      (883,757)
                                                   -------------------------------------------------------

Units, end of period                                              1,441,040                        801,191
                                                   =======================================================

Unit value                                         $12.737013 TO $15.074458       $10.177657 to $10.401869

Net assets, end of period                                       $18,591,440                     $8,254,640

Investment income ratio*                                               1.29%                          0.02%

Expense ratio, lowest to highest**                            0.45% TO 2.05%                 0.45% to 1.90%

Total return, lowest to highest***                          20.52% TO 26.66%            (18.58%) to (16.79%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                           GLOBAL BOND TRUST A
                                           --------------------------------------------------------------------------------------
                                                      2003                           2002                           2001
                                           --------------------------------------------------------------------------------------
Units, beginning of period                                7,138,701                      4,880,134                      5,937,540
Units issued                                              3,004,255                      5,224,911                      3,177,540
Units redeemed                                           (3,549,337)                    (2,966,344)                    (4,234,946)
                                           --------------------------------------------------------------------------------------

Units, end of period                                      6,593,619                      7,138,701                      4,880,134
                                           ======================================================================================

Unit value                                 $16.642888 TO $26.301362       $14.614053 to $23.113561       $12.220839 to $19.512793

Net assets, end of period                              $148,103,843                   $141,843,968                    $86,117,366

Investment income ratio*                                       3.57%                          0.00%                          0.00%

Expense ratio, lowest to highest**                    0.45% TO 1.90%                 0.45% to 1.90%                 0.45% to 1.90%

Total return, lowest to highest***                  13.22% TO 14.88%               17.86% to 19.58%               (1.23%) to 1.32%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                    GLOBAL BOND TRUST B
                                                   -------------------------------------------------------
                                                              2003                           2002
                                                   -------------------------------------------------------
Units, beginning of period                                        1,415,346                              0
Units issued                                                      4,738,071                      1,961,064
Units redeemed                                                   (2,541,346)                      (545,718)
                                                   -------------------------------------------------------

Units, end of period                                              3,612,071                      1,415,346
                                                   =======================================================

Unit value                                         $13.411572 TO $16.932377       $14.277221 to $14.946973

Net assets, end of period                                       $59,181,660                    $20,448,895

Investment income ratio*                                               4.47%                          0.00%

Expense ratio, lowest to highest**                            0.45% TO 2.05%                 0.45% to 1.90%

Total return, lowest to highest***                           7.29% TO 14.65%               14.22% to 19.58%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   U.S. GOVERNMENT SECURITIES TRUST A
                                          --------------------------------------------------------------------------------------
                                                     2003                           2002                           2001
                                          --------------------------------------------------------------------------------------
Units, beginning of period                              23,770,516                     16,673,668                     11,427,813
Units issued                                             4,364,472                     15,531,221                     12,690,984
Units redeemed                                         (12,275,723)                    (8,434,373)                    (7,445,129)
                                          --------------------------------------------------------------------------------------

Units, end of period                                    15,859,265                     23,770,516                     16,673,668
                                          ======================================================================================

Unit value                                $13.410281 TO $22.541971       $13.434646 to $22.470272       $12.678773 to $21.100300

Net assets, end of period                             $293,850,533                   $439,203,145                   $302,476,585

Investment income ratio*                                      3.66%                          3.32%                          5.33%

Expense ratio, lowest to highest**                   0.45% TO 1.90%                 0.45% to 1.90%                 0.45% to 1.90%

Total return, lowest to highest***                 (0.18%) TO 1.28%                 5.96% to 7.51%                 1.43% to 6.55%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                            U.S. GOVERNMENT SECURITIES TRUST B
                                                   -------------------------------------------------------
                                                              2003                           2002
                                                   -------------------------------------------------------
Units, beginning of period                                        7,343,725                              0
Units issued                                                     12,726,050                      9,075,441
Units redeemed                                                  (10,356,585)                    (1,731,716)
                                                   -------------------------------------------------------

Units, end of period                                              9,713,190                      7,343,725
                                                   =======================================================

Unit value                                         $12.385790 TO $13.357923       $13.086765 to $13.228371

Net assets, end of period                                      $127,552,335                    $96,468,024

Investment income ratio*                                               4.81%                          0.06%

Expense ratio, lowest to highest**                            0.45% TO 2.05%                 0.45% to 1.90%

Total return, lowest to highest***                           (0.91) TO 1.14%                 4.69% to 5.83%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                        DIVERSIFIED BOND TRUST A
                                          --------------------------------------------------------------------------------------
                                                     2003                           2002                           2001
                                          --------------------------------------------------------------------------------------
Units, beginning of period                              12,536,790                     11,370,436                      8,434,436
Units issued                                             1,659,659                      4,951,172                      7,552,355
Units redeemed                                          (3,902,177)                    (3,784,818)                    (4,616,355)
                                          --------------------------------------------------------------------------------------

Units, end of period                                    10,294,272                     12,536,790                     11,370,436
                                          ======================================================================================

Unit value                                $13.724016 TO $22.635102       $13.371638 to $21.943927       $12.664622 to $20.680033

Net assets, end of period                             $204,621,472                   $240,995,255                   $210,799,855

Investment income ratio*                                      4.96%                          4.25%                          5.29%

Expense ratio, lowest to highest**                   0.45% TO 1.90%                 0.45% to 1.90%                 0.45% to 1.90%

Total return, lowest to highest***                   2.64% TO 4.13%                 5.58% to 7.12%                 1.32% to 6.60%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 DIVERSIFIED BOND TRUST B
                                                   -------------------------------------------------------
                                                              2003                           2002
                                                   -------------------------------------------------------
Units, beginning of period                                        1,587,871                              0
Units issued                                                      3,564,109                      1,784,666
Units redeemed                                                   (1,826,019)                      (196,795)
                                                   -------------------------------------------------------

Units, end of period                                              3,325,961                      1,587,871
                                                   =======================================================

Unit value                                         $12.529076 TO $13.829583       $13.160436 to $13.282245

Net assets, end of period                                       $45,096,105                    $20,936,204

Investment income ratio*                                               6.19%                          0.13%

Expense ratio, lowest to highest**                            0.45% TO 2.05%                 0.45% to 1.90%

Total return, lowest to highest***                            0.23% TO 4.12%                 5.28% to 6.26%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                  INCOME & VALUE TRUST A
                                                   --------------------------------------------------------------------------------
                                                            2003                         2002                       2001
                                                   --------------------------------------------------------------------------------
Units, beginning of period                                       22,737,015                  23,565,017                  22,701,648
Units issued                                                      3,052,198                   6,857,086                   8,013,287
Units redeemed                                                   (4,795,152)                 (7,685,088)                 (7,149,918)
                                                   --------------------------------------------------------------------------------

Units, end of period                                             20,994,061                  22,737,015                  23,565,017
                                                   ================================================================================

Unit value                                         $12.326232 TO $23.683960     $9.922116 to $18.988592    $12.016868 to $22.905535

Net assets, end of period                                      $443,553,148                $386,995,037                $496,373,021

Investment income ratio*                                               1.98%                       2.09%                       2.69%

Expense ratio, lowest to highest**                            0.45% TO 1.90%              0.45% to 1.90%              0.45% to 1.90%

Total return, lowest to highest***                          24.11% TO 25.92%         (17.51%) to (16.31%)           (3.87%) to 0.53%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                  INCOME & VALUE TRUST B
                                                   -------------------------------------------------------
                                                              2003                           2002
                                                   -------------------------------------------------------
Units, beginning of period                                        2,049,195                              0
Units issued                                                      4,310,886                      2,278,253
Units redeemed                                                     (729,443)                      (229,058)
                                                   -------------------------------------------------------

Units, end of period                                              5,630,638                      2,049,195
                                                   =======================================================

Unit value                                         $12.995332 TO $14.425737       $10.461390 to $10.920928

Net assets, end of period                                       $75,170,511                    $22,042,973

Investment income ratio*                                               2.22%                          0.08%

Expense ratio, lowest to highest**                            0.45% TO 2.05%                 0.45% to 1.90%

Total return, lowest to highest***                          15.33% TO 25.72%            (16.31%) to (12.63%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                LARGE CAP GROWTH TRUST A
                                                   -------------------------------------------------------------------------------
                                                             2003                          2002                      2001
                                                   -------------------------------------------------------------------------------
Units, beginning of period                                      24,587,625                    25,410,406                22,585,181
Units issued                                                     5,684,990                    10,367,523                14,281,211
Units redeemed                                                  (8,888,928)                  (11,190,304)              (11,455,986)
                                                   -------------------------------------------------------------------------------

Units, end of period                                            21,383,687                    24,587,625                25,410,406
                                                   ===============================================================================

Unit value                                         $8.238003 TO $18.343918       $6.689181 to $14.843099   $8.821694 to $19.506566

Net assets, end of period                                     $317,221,851                  $295,254,201              $410,765,326

Investment income ratio*                                              0.27%                         0.33%                     0.00%

Expense ratio, lowest to highest**                           0.45% TO 1.90%                0.45% to 1.90%            0.45% to 1.90%

Total return, lowest to highest***                         22.97% TO 24.76%           (24.29%) to (23.18%)       (20.74%) to (8.48%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America
                              Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 LARGE CAP GROWTH TRUST B
                                                   -------------------------------------------------------
                                                              2003                           2002
                                                   -------------------------------------------------------
Units, beginning of period                                        3,039,530                              0
Units issued                                                      4,362,861                      3,280,916
Units redeemed                                                   (1,217,859)                      (241,386)
                                                   -------------------------------------------------------

Units, end of period                                              6,184,532                      3,039,530
                                                   =======================================================

Unit value                                         $11.782886 TO $14.660737        $9.564734 to $10.174875

Net assets, end of period                                       $76,079,459                    $30,394,035

Investment income ratio*                                               0.45%                          0.00%

Expense ratio, lowest to highest**                            0.45% TO 2.05%                 0.45% to 1.90%

Total return, lowest to highest***                          17.21% TO 24.68%            (23.48%) to (18.60%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                 EQUITY-INCOME TRUST A
                                                   -------------------------------------------------------------------------------
                                                              2003                       2002                        2001
                                                   -------------------------------------------------------------------------------
Units, beginning of period                                       38,909,746                 39,307,090                  32,338,365
Units issued                                                      5,234,668                 11,921,567                  16,106,909
Units redeemed                                                   (9,502,119)               (12,318,911)                 (9,138,184)
                                                   -------------------------------------------------------------------------------

Units, end of period                                             34,642,295                 38,909,746                  39,307,090
                                                   ===============================================================================

Unit value                                         $12.723328 TO $26.499566   $10.326336 to $21.400057    $12.136595 to $25.025958

Net assets, end of period                                      $772,000,521               $702,058,453                $861,148,763

Investment income ratio*                                               1.52%                      1.38%                       1.66%

Expense ratio, lowest to highest**                            0.45% TO 1.90%             0.45% to 1.90%              0.45% to 1.90%

Total return, lowest to highest***                          23.21% TO 25.01%        (14.92%) to (13.67%)           (2.91%) to 0.83%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   EQUITY-INCOME TRUST B
                                                   -------------------------------------------------------
                                                              2003                           2002
                                                   -------------------------------------------------------
Units, beginning of period                                        6,022,354                              0
Units issued                                                      8,503,892                      6,420,660
Units redeemed                                                   (1,520,884)                      (398,306)
                                                   -------------------------------------------------------

Units, end of period                                             13,005,362                      6,022,354
                                                   =======================================================

Unit value                                         $12.791261 TO $14.989021       $10.395821 to $10.702893

Net assets, end of period                                      $168,285,336                    $63,022,582

Investment income ratio*                                               1.96%                          0.02%

Expense ratio, lowest to highest**                            0.45% TO 2.05%                 0.45% to 1.90%

Total return, lowest to highest***                          19.83% TO 24.84%            (16.83%) to (14.38%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                              STRATEGIC BOND TRUST A
                                                   -------------------------------------------------------------------------------
                                                             2003                       2002                      2001
                                                   -------------------------------------------------------------------------------
Units, beginning of period                                       11,908,603                 12,916,819                  14,303,190
Units issued                                                      2,976,542                  4,775,012                   6,087,151
Units redeemed                                                   (3,843,635)                (5,783,228)                 (7,473,522)
                                                   -------------------------------------------------------------------------------

Units, end of period                                             11,041,510                 11,908,603                  12,916,819
                                                   ===============================================================================

Unit value                                         $14.994155 TO $19.414151   $13.509914 to $17.405164    $12.636812 to $16.199150

Net assets, end of period                                      $203,675,077               $198,412,514                $202,116,506

Investment income ratio*                                               4.79%                      7.04%                       7.63%

Expense ratio, lowest to highest**                            0.45% TO 1.90%             0.45% to 1.90%              0.45% to 1.90%

Total return, lowest to highest***                          10.99% TO 12.61%             6.91% to 8.47%              1.09% to 5.76%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                  STRATEGIC BOND TRUST B
                                                   -------------------------------------------------------
                                                              2003                           2002
                                                   -------------------------------------------------------
Units, beginning of period                                        1,004,205                              0
Units issued                                                      2,619,423                      1,210,957
Units redeemed                                                     (870,281)                      (206,752)
                                                   -------------------------------------------------------

Units, end of period                                              2,753,347                      1,004,205
                                                   =======================================================

Unit value                                         $12.941526 TO $14.758224       $13.007548 to $13.217126

Net assets, end of period                                       $40,004,665                    $13,130,517

Investment income ratio*                                               5.53%                          0.23%

Expense ratio, lowest to highest**                            0.45% TO 2.05%                 0.45% to 1.90%

Total return, lowest to highest***                           3.53% TO 12.42%                 4.06% to 5.74%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                   OVERSEAS TRUST A
                                                   ------------------------------------------------------------------------------
                                                              2003                         2002                     2001
                                                   ------------------------------------------------------------------------------
Units, beginning of period                                       19,196,419                   23,474,330               26,265,795
Units issued                                                     12,947,113                   29,050,673               33,422,515
Units redeemed                                                  (16,396,585)                 (33,328,584)             (36,213,980)
                                                   ------------------------------------------------------------------------------

Units, end of period                                             15,746,947                   19,196,419               23,474,330
                                                   ==============================================================================

Unit value                                          $9.492621 TO $12.436745       $6.716070 to $8.794649  $8.700270 to $11.387239

Net assets, end of period                                      $182,371,134                 $156,830,747             $247,747,125

Investment income ratio*                                               0.49%                        0.59%                    0.29%

Expense ratio, lowest to highest**                            0.45% TO 1.90%               0.45% to 1.90%           0.45% to 1.90%

Total return, lowest to highest***                          41.13% TO 43.19%          (22.92%) to (21.79%)      (22.59%) to (8.90%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                     OVERSEAS TRUST B
                                                   -------------------------------------------------------
                                                              2003                           2002
                                                   -------------------------------------------------------
Units, beginning of period                                          922,220                              0
Units issued                                                     10,501,642                      8,061,406
Units redeemed                                                   (9,722,393)                    (7,136,186)
                                                   -------------------------------------------------------

Units, end of period                                              1,701,469                        922,220
                                                   =======================================================

Unit value                                         $13.578018 TO $17.911537        $9.629170 to $10.010302

Net assets, end of period                                       $23,426,728                     $8,975,960

Investment income ratio*                                               0.68%                          0.03%

Expense ratio, lowest to highest**                            0.45% TO 2.05%                 0.45% to 1.90%

Total return, lowest to highest***                          41.01% TO 43.48%            (22.97%) to (19.92%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                              ALL CAP CORE TRUST A
                                                   ----------------------------------------------------------------------------
                                                             2003                       2002                      2001
                                                   ----------------------------------------------------------------------------
Units, beginning of period                                      18,263,260                 23,810,588                29,254,951
Units issued                                                     5,959,819                  5,474,780                 7,866,991
Units redeemed                                                  (9,215,776)               (11,022,108)              (13,311,354)
                                                   ----------------------------------------------------------------------------

Units, end of period                                            15,007,303                 18,263,260                23,810,588
                                                   ============================================================================

Unit value                                         $6.669038 TO $14.919288    $5.159206 to $11.501386   $7.022468 to $15.600316

Net assets, end of period                                     $197,675,353               $186,890,818              $331,290,715

Investment income ratio*                                              0.00%                      0.00%                     0.00%

Expense ratio, lowest to highest**                           0.45% TO 1.90%             0.45% to 1.90%            0.45% to 1.90%

Total return, lowest to highest***                         29.07% TO 30.95%        (26.64%) to (25.57%)       (26.83%) to (6.35%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                   ALL CAP CORE TRUST B
                                                   -------------------------------------------------------
                                                              2003                           2002
                                                   -------------------------------------------------------
Units, beginning of period                                          413,748                              0
Units issued                                                      1,349,765                        679,616
Units redeemed                                                   (1,026,459)                      (265,868)
                                                   -------------------------------------------------------

Units, end of period                                                737,054                        413,748
                                                   =======================================================

Unit value                                         $12.127142 TO $15.234341        $9.392813 to $10.603738

Net assets, end of period                                        $9,712,856                     $4,201,973

Investment income ratio*                                               0.00%                          0.00%

Expense ratio, lowest to highest**                            0.45% TO 2.05%                 0.45% to 1.90%

Total return, lowest to highest***                          21.79% TO 30.67%            (24.86%) to (15.17%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                              ALL CAP GROWTH TRUST A
                                                   ------------------------------------------------------------------------------
                                                            2003                        2002                       2001
                                                   ------------------------------------------------------------------------------
Units, beginning of period                                      26,212,673                  33,232,943                 33,687,155
Units issued                                                     4,998,948                   7,290,396                 14,390,104
Units redeemed                                                  (9,153,232)                (14,310,666)               (14,844,316)
                                                   ------------------------------------------------------------------------------

Units, end of period                                            22,058,389                  26,212,673                 33,232,943
                                                   ==============================================================================

Unit value                                         $7.312204 TO $17.030370     $5.757704 to $13.363096    $7.751463 to $17.927398

Net assets, end of period                                     $331,738,199                $310,480,279               $532,334,423

Investment income ratio*                                              0.00%                       0.00%                      0.00%

Expense ratio, lowest to highest**                           0.45% TO 1.90%              0.45% to 1.90%             0.45% to 1.90%

Total return, lowest to highest***                         26.81% TO 28.66%         (25.83%) to (24.75%)        (29.27%) to (6.77%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                  ALL CAP GROWTH TRUST B
                                                   ------------------------------------------------------
                                                              2003                           2002
                                                   -------------------------------------------------------
Units, beginning of period                                        1,153,845                              0
Units issued                                                      2,562,347                      1,268,098
Units redeemed                                                   (1,357,225)                      (114,253)
                                                   -------------------------------------------------------

Units, end of period                                              2,358,967                      1,153,845
                                                   =======================================================

Unit value                                         $11.992594 TO $14.978110        $9.451441 to $10.098271

Net assets, end of period                                       $29,734,149                    $11,482,174

Investment income ratio*                                               0.00%                          0.00%

Expense ratio, lowest to highest**                            0.45% TO 2.05%                 0.45% to 1.90%

Total return, lowest to highest***                          19.75% TO 28.42%            (24.39%) to (19.21%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                            INTERNATIONAL SMALL CAP TRUST A
                                                   ------------------------------------------------------------------------------
                                                             2003                        2002                       2001
                                                   ------------------------------------------------------------------------------
Units, beginning of period                                       7,906,160                   9,953,578                 11,973,322
Units issued                                                     1,672,494                   6,021,668                 14,337,064
Units redeemed                                                  (2,309,600)                 (8,069,086)               (16,356,808)
                                                   ------------------------------------------------------------------------------

Units, end of period                                             7,269,054                   7,906,160                  9,953,578
                                                   ===============================================================================

Unit value                                         $8.460002 TO $16.062039     $5.556362 to $10.512423    $6.790288 to $12.802022

Net assets, end of period                                     $111,030,873                 $79,096,093               $121,449,107

Investment income ratio*                                              0.00%                       0.00%                      0.00%

Expense ratio, lowest to highest**                           0.45% TO 1.90%              0.45% to 1.90%             0.45% to 1.90%

Total return, lowest to highest***                         52.03% TO 54.25%         (18.29%) to (17.10%)        (32.30%) to (6.50%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                              INTERNATIONAL SMALL CAP TRUST B
                                                   -------------------------------------------------------
                                                             2003                           2002
                                                   -------------------------------------------------------
Units, beginning of period                                          475,964                              0
Units issued                                                      2,228,980                      4,698,900
Units redeemed                                                   (1,289,834)                    (4,222,936)
                                                   -------------------------------------------------------

Units, end of period                                              1,415,110                        475,964
                                                   =======================================================

Unit value                                         $14.964601 TO $17.986631        $9.856697 to $10.206568

Net assets, end of period                                       $21,492,310                     $4,749,217

Investment income ratio*                                               0.00%                          0.00%

Expense ratio, lowest to highest**                            0.45% TO 2.05%                 0.45% to 1.90%

Total return, lowest to highest***                          43.80% TO 54.04%            (21.15%) to (18.35%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                          PACIFIC RIM EMERGING MARKETS TRUST A
                                                   -------------------------------------------------------------------------------
                                                             2003                        2002                        2001
                                                   -------------------------------------------------------------------------------
Units, beginning of period                                       4,697,629                   5,504,185                   6,488,328
Units issued                                                     2,658,863                  18,214,307                  24,024,825
Units redeemed                                                  (2,746,068)                (18,570,863)                (25,458,968)
                                                   -------------------------------------------------------------------------------

Units, end of period                                             4,610,424                   4,697,629                   5,054,185
                                                   ===============================================================================

Unit value                                         $8.536943 TO $14.067127     $6.161288 to $10.167731     $7.154529 to $11.824607

Net assets, end of period                                      $41,381,634                 $30,140,478                 $37,254,151

Investment income ratio*                                              0.15%                       0.12%                       0.41%

Expense ratio, lowest to highest**                           0.45% TO 1.90%              0.45% to 1.90%              1.40% to 1.90%

Total return, lowest to highest***                         38.07% TO 40.09%         (14.18%) to (12.93%)         (20.30%) to (5.40%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                            PACIFIC RIM EMERGING MARKETS TRUST B
                                                   -------------------------------------------------------
                                                              2003                           2002
                                                   -------------------------------------------------------
Units, beginning of period                                          415,749                              0
Units issued                                                      4,480,850                      2,486,091
Units redeemed                                                   (3,595,499)                    (2,070,342)
                                                   -------------------------------------------------------

Units, end of period                                              1,301,100                        415,749
                                                   =======================================================

Unit value                                         $13.645273 TO $18.264938        $9.896593 to $10.687117

Net assets, end of period                                       $18,416,249                     $4,205,991

Investment income ratio*                                               0.21%                          0.00%

Expense ratio, lowest to highest**                            0.45% TO 2.05%                 0.45% to 1.90%

Total return, lowest to highest***                          37.88% TO 46.31%            (20.83%) to (14.50%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                              SCIENCE & TECHNOLOGY TRUST A
                                                   -------------------------------------------------------------------------------
                                                             2003                        2002                        2001
                                                   -------------------------------------------------------------------------------
Units, beginning of period                                      35,077,566                  43,964,781                  44,055,621
Units issued                                                    14,724,177                   9,118,236                  15,725,413
Units redeemed                                                 (14,036,911)                (18,005,451)                (15,816,253)
                                                   -------------------------------------------------------------------------------

Units, end of period                                            35,764,832                  35,077,566                  43,964,781
                                                   ===============================================================================

Unit value                                         $4.397877 TO $12.380278      $2.975729 to $8.347636     $5.112469 TO $14.291433

Net assets, end of period                                     $375,706,275                $252,456,512                $551,300,087

Investment income ratio*                                              0.00%                       0.00%                       0.00%

Expense ratio, lowest to highest**                           0.45% TO 1.90%              0.45% to 1.90%              0.45% to 1.90%

Total return, lowest to highest***                         47.57% TO 49.72%         (41.88%) to (41.03%)        (48.92%) to (17.49%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                               SCIENCE & TECHNOLOGY TRUST B
                                                   -------------------------------------------------------
                                                              2003                           2002
                                                   -------------------------------------------------------
Units, beginning of period                                        1,196,437                              0
Units issued                                                      4,688,047                      1,643,810
Units redeemed                                                   (1,255,834)                      (447,373)
                                                   -------------------------------------------------------

Units, end of period                                              4,628,650                      1,196,437
                                                   =======================================================

Unit value                                         $10.906148 TO $16.180953         $7.368796 to $9.366646

Net assets, end of period                                       $60,374,420                    $10,721,724

Investment income ratio*                                               0.00%                          0.00%

Expense ratio, lowest to highest**                            0.45% TO 2.05%                 0.45% to 1.90%

Total return, lowest to highest***                          29.36% TO 49.79%            (41.05%) to (25.07%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                             EMERGING SMALL COMPANY TRUST A
                                                   ----------------------------------------------------------------------------
                                                             2003                      2002                       2001
                                                   ----------------------------------------------------------------------------
Units, beginning of period                                      11,412,016                11,986,788                 11,228,885
Units issued                                                     5,192,041                 5,448,161                  6,887,567
Units redeemed                                                  (5,473,043)               (6,022,933)                (6,129,664)
                                                   ----------------------------------------------------------------------------

Units, end of period                                            11,131,014                11,412,016                 11,986,788
                                                   ============================================================================

Unit value                                         $7.978493 TO $17.129022   $5.810609 to $12.431278    $8.352524 to $17.806889

Net assets, end of period                                     $166,790,443              $125,631,402               $193,832,310

Investment income ratio*                                              0.00%                     0.00%                      0.00%

Expense ratio, lowest to highest**                           0.45% TO 1.90%            0.45% to 1.90%             0.45% to 1.90%

Total return, lowest to highest***                         37.10% TO 39.10%       (30.54%) to (29.52%)        (27.44%) to (3.05%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                              EMERGING SMALL COMPANY TRUST B
                                                   -------------------------------------------------------
                                                             2003                           2002
                                                   -------------------------------------------------------
Units, beginning of period                                        1,466,541                              0
Units issued                                                      3,983,819                      1,726,040
Units redeemed                                                   (1,026,127)                      (259,499)
                                                   -------------------------------------------------------

Units, end of period                                              4,424,233                      1,466,541
                                                   =======================================================

Unit value                                         $12.428445 TO $16.161563         $9.058585 to $9.616734

Net assets, end of period                                       $57,407,534                    $13,889,803

Investment income ratio*                                               0.00%                          0.00%

Expense ratio, lowest to highest**                            0.45% TO 2.05%                 0.45% to 1.90%

Total return, lowest to highest***                          29.21% TO 38.85%            (27.53%) to (23.07%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                               AGGRESSIVE GROWTH TRUST A
                                                   -------------------------------------------------------------------------------
                                                             2003                        2002                        2001
                                                   -------------------------------------------------------------------------------
Units, beginning of period                                      18,762,718                  21,262,375                  20,373,780
Units issued                                                     5,222,131                   8,001,989                   8,883,520
Units redeemed                                                  (7,021,309)                (10,501,646)                 (7,994,925)
                                                   -------------------------------------------------------------------------------

Units, end of period                                            16,963,540                  18,762,718                  21,262,375
                                                   ===============================================================================

Unit value                                         $7.888253 TO $12.039961      $5.996302 to $9.120311     $8.132426 to $12.326027

Net assets, end of period                                     $192,449,906                $161,507,826                $248,529,379

Investment income ratio*                                              0.00%                       0.00%                       0.00%

Expense ratio, lowest to highest**                           0.45% TO 1.90%              0.45% to 1.90%              0.45% to 1.90%

Total return, lowest to highest***                         31.36% TO 33.27%         (26.38%) to (25.30%)        (27.97%) to (10.95%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H
       (formerly The Manufacturers Life Insurance Company of North America
                               Separate Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 AGGRESSIVE GROWTH TRUST B
                                                   -------------------------------------------------------
                                                              2003                           2002
                                                   -------------------------------------------------------
Units, beginning of period                                        1,398,896                              0
Units issued                                                      2,223,687                      1,543,409
Units redeemed                                                     (954,147)                      (144,513)
                                                   -------------------------------------------------------

Units, end of period                                              2,668,436                      1,398,896
                                                   =======================================================

Unit value                                         $12.447664 TO $15.707903         $9.474119 to $9.629662

Net assets, end of period                                       $33,516,213                    $13,349,827

Investment income ratio*                                               0.00%                          0.00%

Expense ratio, lowest to highest**                            0.45% TO 2.05%                 0.45% to 1.90%

Total return, lowest to highest***                          25.58% TO 32.97%            (24.21%) to (22.96%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                INTERNATIONAL STOCK TRUST A
                                     --------------------------------------------------------------------------
                                               2003                     2002                      2001
                                     --------------------------------------------------------------------------
Units, beginning of period                         9,199,690                9,754,386                 9,408,723
Units issued                                       1,861,539               13,713,573                13,798,624
Units redeemed                                    (2,925,680)             (14,268,269)              (13,452,961)
                                     --------------------------------------------------------------------------
Units, end of period                               8,135,549                9,199,690                 9,754,386
                                     ==========================================================================

Unit value                           $8.507707 TO $11.579330   $6.645829 to $9.013656   $8.636273 to $11.672280

Net assets, end of period                        $90,088,588              $79,352,642              $109,170,001

Investment income ratio*                                0.51%                    0.46%                     0.20%

Expense ratio, lowest to highest**             0.45% TO 1.90%           0.45% to 1.90%            0.45% to 1.90%

Total return, lowest to highest***           27.82% TO 29.69%      (23.16%) to (22.04%)       (22.91%) to (6.92%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                  INTERNATIONAL STOCK TRUST B
                                     ---------------------------------------------------
                                                2003                      2002
                                     ---------------------------------------------------
Units, beginning of period                          1,172,215                         0
Units issued                                       11,460,934                11,078,165
Units redeemed                                    (10,699,653)               (9,905,950)
                                     --------------------------------------------------

Units, end of period                                1,933,496                 1,172,215
                                     ==================================================

Unit value                           $12.349503 TO $16.297528    $9.662625 to $9.962987

Net assets, end of period                         $24,222,398               $11,416,476

Investment income ratio*                                 0.73%                     0.02%

Expense ratio, lowest to highest**              0.45% TO 2.05%            0.45% to 1.90%

Total return, lowest to highest***            27.81% TO 30.55%       (22.70%) to (20.30%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                QUANTITATIVE EQUITY TRUST A
                                     ----------------------------------------------------------------------------
                                               2003                      2002                       2001
                                     ----------------------------------------------------------------------------
Units, beginning of period                        10,440,916                14,503,278                 14,878,539
Units issued                                       4,699,385                 3,854,344                  7,087,792
Units redeemed                                    (6,821,070)               (7,916,706)                (7,463,053)
                                     ----------------------------------------------------------------------------
Units, end of period                               8,319,231                10,440,916                 14,503,278
                                     ============================================================================

Unit value                           $7.886786 TO $16.723266   $6.496049 to $13.726237    $9.154017 to $19.274831

Net assets, end of period                       $120,733,136              $124,368,566               $247,082,790

Investment income ratio*                                0.67%                     0.33%                      0.29%

Expense ratio, lowest to highest**             0.45% TO 1.90%            0.45% to 1.90%             0.45% to 1.90%

Total return, lowest to highest***           21.23% TO 23.00%       (29.14%) to (28.11%)       (26.08%) to (10.35%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                  QUANTITATIVE EQUITY TRUST B
                                     --------------------------------------------------
                                                2003                      2002
                                     --------------------------------------------------
Units, beginning of period                            307,295                         0
Units issued                                        1,102,617                   382,529
Units redeemed                                       (922,998)                  (75,234)
                                     --------------------------------------------------

Units, end of period                                  486,914                   307,295
                                     ==================================================

Unit value                           $11.046153 TO $14.874007   $9.100413 to $10.151783

Net assets, end of period                          $5,781,310                $3,014,669

Investment income ratio*                                 0.98%                     0.01%

Expense ratio, lowest to highest**              0.45% TO 2.05%            0.45% to 1.90%

Total return, lowest to highest***            18.91% TO 22.84%       (27.20%) to (18.79%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                    VALUE TRUST A
                                     -----------------------------------------------------------------------------
                                                2003                      2002                       2001
                                     -----------------------------------------------------------------------------
Units, beginning of period                         15,182,537                16,438,592                  9,465,352
Units issued                                        1,956,882                 5,175,553                 13,297,434
Units redeemed                                     (5,283,653)               (6,431,608)                (6,324,194)
                                     -----------------------------------------------------------------------------

Units, end of period                               11,855,766                15,182,537                 16,438,592
                                     =============================================================================

Unit value                           $12.317400 TO $18.250518   $9.046893 to $13.337895   $11.944310 to $17.521564

Net assets, end of period                        $197,921,279              $185,855,695               $267,152,496

Investment income ratio*                                 1.27%                     0.85%                      0.54%

Expense ratio, lowest to highest**              0.45% TO 1.90%            0.45% to 1.90%             0.45% to 1.90%

Total return, lowest to highest***            36.15% TO 38.14%       (24.26%) to (23.15%)          (4.45%) to 2.95%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                         VALUE TRUST B
                                     -------------------------------------------------
                                                2003                     2002
                                     -------------------------------------------------
Units, beginning of period                          1,171,327                        0
Units issued                                        1,609,627                1,443,692
Units redeemed                                       (699,006)                (272,365)
                                     -------------------------------------------------

Units, end of period                                2,081,948                1,171,327
                                     =================================================

Unit value                           $12.898462 TO $16.352424   $9.484479 to $9.618617

Net assets, end of period                         $27,116,533              $11,154,001

Investment income ratio*                                 1.63%                    0.03%

Expense ratio, lowest to highest**              0.45% TO 2.05%           0.45% to 1.90%

Total return, lowest to highest***            30.73% TO 37.98%      (24.12%) to (23.05%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                             REAL ESTATE SECURITIES TRUST A
                                     ------------------------------------------------------------------------------
                                                2003                       2002                       2001
                                     ------------------------------------------------------------------------------
Units, beginning of period                          7,927,546                  5,414,699                  3,687,770
Units issued                                        1,875,751                  6,920,218                  5,189,185
Units redeemed                                     (2,320,609)                (4,407,371)                (3,462,256)
                                     ------------------------------------------------------------------------------

Units, end of period                                7,482,688                  7,927,546                  5,414,699
                                     ==============================================================================

Unit value                           $17.031078 TO $19.555029   $12.429938 to $14.251467   $12.171588 to $14.088482

Net assets, end of period                        $140,549,733               $108,728,937                $73,831,187

Investment income ratio*                                 2.60%                      2.79%                      2.72%

Expense ratio, lowest to highest**              0.45% TO 1.90%             0.45% to 1.90%             0.45% to 1.90%

Total return, lowest to highest***            36.53% TO 38.52%             0.65% to 2.12%           (0.85%) to 2.70%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                               REAL ESTATE SECURITIES TRUST B
                                     ---------------------------------------------------
                                                2003                       2002
                                     ----------------------------------------------------
Units, beginning of period                          2,351,590                          0
Units issued                                        2,711,985                  2,848,902
Units redeemed                                       (606,257)                  (497,312)
                                     ---------------------------------------------------

Units, end of period                                4,457,318                  2,351,590
                                     ===================================================

Unit value                           $15.682026 TO $17.360006   $11.806602 to $12.702902

Net assets, end of period                         $73,356,359                $28,214,076

Investment income ratio*                                 3.36%                      0.07%

Expense ratio, lowest to highest**              0.45% TO 2.05%             0.45% to 1.90%

Total return, lowest to highest***            25.46% TO 38.31%           (5.55%) to 1.62%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                  BALANCED TRUST A
                                     ----------------------------------------------------------------------------
                                               2003                       2002                      2001
                                     ----------------------------------------------------------------------------
Units, beginning of period                         5,900,963                  6,267,752                 5,961,983
Units issued                                       1,122,556                  1,881,850                 1,829,240
Units redeemed                                    (1,811,839)                (2,248,639)               (1,523,471)
                                     ----------------------------------------------------------------------------

Units, end of period                               5,211,680                  5,900,963                 6,267,752
                                     ============================================================================

Unit value                           $9.384581 TO $12.029110    $8.355296 to $10.672379   $9.928886 to $12.637994

Net assets, end of period                        $58,929,449                $59,277,292               $74,758,243

Investment income ratio*                                2.52%                      2.63%                     2.14%

Expense ratio, lowest to highest**             0.45% TO 1.90%             0.45% to 1.90%            0.45% to 1.90%

Total return, lowest to highest***           12.15% TO 13.79%        (15.97%) to (14.75%)       (15.65%) to (5.11%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                       BALANCED TRUST B
                                     ---------------------------------------------------
                                                2003                      2002
                                     ---------------------------------------------------
Units, beginning of period                            535,352                          0
Units issued                                        1,179,778                    645,386
Units redeemed                                       (333,836)                  (110,034)
                                     ---------------------------------------------------

Units, end of period                                1,381,294                    535,352
                                     ===================================================

Unit value                           $11.953196 TO $13.771545   $10.643258 to $11.353878

Net assets, end of period                         $17,210,520                 $5,941,864

Investment income ratio*                                 3.19%                      0.46%

Expense ratio, lowest to highest**              0.45% TO 2.05%             0.45% to 1.90%

Total return, lowest to highest***            10.10% TO 13.66%         (14.85%) to (9.17%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                      HIGH YIELD TRUST A
                                     -------------------------------------------------------------------------------
                                                2003                      2002                         2001
                                     -------------------------------------------------------------------------------
Units, beginning of period                         12,189,072                11,000,013                    9,231,805
Units issued                                       12,879,311                11,010,152                   10,474,386
Units redeemed                                     (9,036,253)               (9,821,093)                  (8,706,178)
                                     -------------------------------------------------------------------------------

Units, end of period                               16,032,130                12,189,072                   11,000,013
                                     ===============================================================================

Unit value                           $11.972562 TO $14.136722   $9.790451 to $11.519811     $10.698741 to $12.544550

Net assets, end of period                        $217,897,123              $135,503,987                 $133,703,955

Investment income ratio*                                 5.25%                     9.05%                       10.36%

Expense ratio, lowest to highest**              0.45% TO 1.90%            0.45% to 1.90%               0.45% to 1.90%

Total return, lowest to highest***            22.11% TO 23.89%         (8.63%) to (7.29%)          (12.80%) to (4.10%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      HIGH YIELD TRUST B
                                     ----------------------------------------------------
                                                2003                        2002
                                     ----------------------------------------------------
Units, beginning of period                          1,634,575                           0
Units issued                                        9,603,715                   2,514,044
Units redeemed                                     (4,336,893)                   (879,469)
                                     ----------------------------------------------------

Units, end of period                                6,901,397                   1,634,575
                                     ====================================================

Unit value                           $13.716878 TO $14.584494    $11.370655 to $11.795820

Net assets, end of period                         $97,676,974                 $18,965,099

Investment income ratio*                                 5.55%                       2.32%

Expense ratio, lowest to highest**              0.45% TO 2.05%              0.45% to 1.90%

Total return, lowest to highest***             9.74% TO 23.64%           (9.03%) to (5.63%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                              LIFESTYLE AGGRESSIVE 1000 TRUST A
                                     ------------------------------------------------------------------------------
                                                2003                      2002                        2001
                                     ------------------------------------------------------------------------------
Units, beginning of period                          8,668,429                 7,885,558                   5,617,693
Units issued                                        2,978,442                 2,591,995                   3,167,530
Units redeemed                                     (1,358,869)               (1,809,124)                   (899,665)
                                     ------------------------------------------------------------------------------

Units, end of period                               10,288,002                 8,668,429                   7,885,558
                                     ==============================================================================

Unit value                           $10.402017 TO $13.235054    $7.846184 to $9.948297    $10.070301 to $12.723595

Net assets, end of period                        $128,410,920               $81,126,941                 $95,035,178

Investment income ratio*                                 0.40%                     0.81%                       4.10%

Expense ratio, lowest to highest**              0.45% TO 1.90%            0.45% to 1.90%              0.45% to 1.90%

Total return, lowest to highest***            32.38% TO 34.31%       (22.20%) to (21.06%)         (17.24%) to (5.20%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                               LIFESTYLE AGGRESSIVE 1000 TRUST B
                                     ---------------------------------------------------
                                                2003                       2002
                                     ---------------------------------------------------
Units, beginning of period                          2,580,939                          0
Units issued                                        8,230,202                  2,744,346
Units redeemed                                       (801,657)                  (163,407)
                                     ---------------------------------------------------

Units, end of period                               10,009,484                  2,580,939
                                     ===================================================

Unit value                           $13.227795 TO $15.944168    $9.992622 to $10.085357

Net assets, end of period                        $133,575,232                $25,831,354

Investment income ratio*                                 0.35%                      0.03%

Expense ratio, lowest to highest**              0.45% TO 2.05%             0.45% to 1.90%

Total return, lowest to highest***            27.47% TO 34.31%        (20.06%) to (19.32%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                LIFESTYLE GROWTH 820 TRUST A
                                     -------------------------------------------------------------------------------
                                                2003                       2002                        2001
                                     -------------------------------------------------------------------------------
Units, beginning of period                         37,144,305                 32,268,748                  22,642,561
Units issued                                        8,122,016                 11,002,122                  12,489,210
Units redeemed                                     (4,797,586)                (6,126,565)                 (2,863,023)
                                     -------------------------------------------------------------------------------

Units, end of period                               40,468,735                 37,144,305                  32,268,748
                                     ===============================================================================

Unit value                           $11.374440 TO $15.366925    $8.934824 to $12.028869    $10.804923 to $14.495682

Net assets, end of period                        $570,549,874               $410,561,178                 $37,103,391

Investment income ratio*                                 1.18%                      2.19%                       4.84%

Expense ratio, lowest to highest**              0.45% TO 1.90%             0.45% to 1.90%              0.45% to 1.90%

Total return, lowest to highest***            27.11% TO 28.97%        (17.43%) to (16.22%)         (12.66%) to (3.45%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                 LIFESTYLE GROWTH 820 TRUST B
                                     ----------------------------------------------------
                                                2003                        2002
                                     ----------------------------------------------------
Units, beginning of period                         10,923,916                           0
Units issued                                       34,791,382                  11,378,337
Units redeemed                                     (1,244,624)                   (454,421)
                                     ----------------------------------------------------

Units, end of period                               44,470,674                  10,923,916
                                     ====================================================

Unit value                           $13.417365 TO $15.185956    $10.537942 to $10.751721

Net assets, end of period                        $603,952,682                $116,383,251

Investment income ratio*                                 1.14%                       0.06%

Expense ratio, lowest to highest**              0.45% TO 2.05%              0.45% to 1.90%

Total return, lowest to highest***            21.41% to 28.86%         (15.70%) to (13.99%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                LIFESTYLE BALANCED 640 TRUST A
                                     ---------------------------------------------------------------------------------
                                                2003                        2002                         2001
                                     ---------------------------------------------------------------------------------
Units, beginning of period                         39,839,424                  31,629,891                   22,027,740
Units issued                                       10,169,800                  14,577,277                   12,773,043
Units redeemed                                     (6,331,070)                 (6,367,744)                  (3,130,892)
                                     ---------------------------------------------------------------------------------

Units, end of period                               43,678,154                  39,839,424                   31,629,891
                                     =================================================================================

Unit value                           $12.377588 TO $16.754333    $10.165146 to $13.704682     $11.493504 to $15.433664

Net assets, end of period                        $661,608,444                $495,557,446                 $452,066,345

Investment income ratio*                                 2.34%                       3.26%                        5.03%

Expense ratio, lowest to highest**              0.45% TO 1.90%              0.45% to 1.90%               0.45% to 1.90%

Total return, lowest to highest***            21.64% TO 23.42%         (11.65%) to (10.35%)           (8.05%) to (2.36%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                LIFESTYLE BALANCED 640 TRUST B
                                     ----------------------------------------------------
                                                2003                        2002
                                     ----------------------------------------------------
Units, beginning of period                         13,727,140                           0
Units issued                                       37,182,352                  13,950,984
Units redeemed                                     (2,055,764)                   (223,844)
                                     ----------------------------------------------------

Units, end of period                               48,853,728                  13,727,140
                                     ====================================================

Unit value                           $13.634469 TO $14.526297    $11.180582 to $11.423888

Net assets, end of period                        $674,020,791                $155,304,071

Investment income ratio*                                 2.37%                       0.11%

Expense ratio, lowest to highest**              0.45% TO 2.05%              0.45% to 1.90%

Total return, lowest to highest***            16.13% TO 23.42%          (10.56%) to (5.35%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                LIFESTYLE MODERATE 460 TRUST A
                                     ---------------------------------------------------------------------------------
                                                2003                        2002                         2001
                                     ---------------------------------------------------------------------------------
Units, beginning of period                         15,045,263                  10,955,088                    8,470,782
Units issued                                        4,239,428                   7,362,784                    4,175,166
Units redeemed                                     (3,505,831)                 (3,272,609)                  (1,690,860)
                                     ---------------------------------------------------------------------------------

Units, end of period                               15,778,860                  15,045,263                   10,955,088
                                     =================================================================================

Unit value                           $13.095398 TO $17.794866    $11.315989 to $15.315540     $12.006535 to $16.185243

Net assets, end of period                        $254,597,753                $208,678,078                 $165,653,944

Investment income ratio*                                 3.01%                       3.40%                        5.41%

Expense ratio, lowest to highest**              0.45% TO 1.90%              0.45% to 1.90%               0.45% to 1.90%

Total return, lowest to highest***            15.61% TO 17.30%           (5.85%) to (4.47%)           (3.95%) to (1.42%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                LIFESTYLE MODERATE 460 TRUST B
                                     ----------------------------------------------------
                                                2003                        2002
                                     ----------------------------------------------------
Units, beginning of period                          5,869,403                           0
Units issued                                       14,474,779                   6,137,859
Units redeemed                                     (1,561,616)                   (268,456)
                                     ----------------------------------------------------

Units, end of period                               18,782,566                   5,869,403
                                     ====================================================

Unit value                           $13.726448 TO $14.055820    $11.849812 to $11.983146

Net assets, end of period                        $258,689,422                 $69,762,562

Investment income ratio*                                 3.31%                       0.17%

Expense ratio, lowest to highest**              0.45% TO 2.05%              0.45% to 1.90%

Total return, lowest to highest***            11.08% TO 17.30%           (5.20%) to (4.13%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                              LIFESTYLE CONSERVATIVE 280 TRUST A
                                     ---------------------------------------------------------------------------------
                                                2003                        2002                         2001
                                     ---------------------------------------------------------------------------------
Units, beginning of period                          9,468,995                   6,695,670                    4,788,787
Units issued                                        3,574,566                   5,362,317                    3,306,433
Units redeemed                                     (4,348,578)                 (2,588,992)                  (1,399,550)
                                     ---------------------------------------------------------------------------------

Units, end of period                                8,694,983                   9,468,995                    6,695,670
                                     =================================================================================

Unit value                           $13.658793 TO $18.415805    $12.478970 to $16.741166     $12.503081 to $16.689833

Net assets, end of period                        $147,502,755                $146,341,361                 $105,738,771

Investment income ratio*                                 3.97%                       3.08%                        4.28%

Expense ratio, lowest to highest**              0.45% TO 1.90%              0.45% to 1.90%               0.45% to 1.90%

Total return, lowest to highest***             9.45% TO 11.05%            (0.19%) to 1.27%               0.02% to 2.76%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                              LIFESTYLE CONSERVATIVE 280 TRUST B
                                     ----------------------------------------------------
                                                2003                        2002
                                     ----------------------------------------------------
Units, beginning of period                          3,504,151                           0
Units issued                                        8,914,252                   3,860,984
Units redeemed                                     (2,660,341)                   (356,833)
                                     ----------------------------------------------------

Units, end of period                                9,758,062                   3,504,151
                                     ====================================================

Unit value                           $13.255928 TO $13.959339    $12.455071 to $12.570409

Net assets, end of period                        $133,685,859                 $43,758,875

Investment income ratio*                                 4.20%                       0.25%

Expense ratio, lowest to highest**              0.45% TO 2.05%              0.45% to 1.90%

Total return, lowest to highest***             6.05% TO 11.05%            (0.36%) to 0.56%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 SMALL COMPANY VALUE TRUST A
                                     ---------------------------------------------------------------------------------
                                                2003                        2002                         2001
                                     ---------------------------------------------------------------------------------
Units, beginning of period                         16,010,391                   9,912,518                    4,807,888
Units issued                                        7,333,926                  17,802,268                   13,059,190
Units redeemed                                     (8,138,568)                (11,704,395)                  (7,954,560)
                                     ---------------------------------------------------------------------------------

Units, end of period                               15,205,749                  16,010,391                    9,912,518
                                     =================================================================================

Unit value                           $15.255705 TO $16.976139    $11.631943 to $12.924339     $12.602235 to $13.981425

Net assets, end of period                        $241,376,374                $193,031,852                 $129,266,865

Investment income ratio*                                 0.41%                       0.29%                        0.14%

Expense ratio, lowest to highest**              0.45% TO 1.90%              0.45% to 1.90%               0.45% to 1.90%

Total return, lowest to highest***            31.15% TO 33.07%           (7.70%) to (6.35%)              0.82% to 6.06%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                  SMALL COMPANY VALUE TRUST B
                                     ----------------------------------------------------
                                                2003                        2002
                                     ----------------------------------------------------
Units, beginning of period                          4,130,323                           0
Units issued                                        6,202,403                   5,004,133
Units redeemed                                     (1,627,707)                   (873,810)
                                     ----------------------------------------------------

Units, end of period                                8,705,019                   4,130,323
                                     ====================================================

Unit value                           $13.364515 TO $15.281139    $10.197768 to $11.505543

Net assets, end of period                        $120,317,623                 $43,168,147

Investment income ratio*                                 0.58%                       0.01%

Expense ratio, lowest to highest**              0.45% TO 2.05%              0.45% to 1.90%

Total return, lowest to highest***            22.17% TO 32.96%          (18.42%) to (7.96%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                INTERNATIONAL VALUE TRUST A
                                     -------------------------------------------------------------------------------
                                               2003                       2002                         2001
                                     -------------------------------------------------------------------------------
Units, beginning of period                        10,361,088                  7,152,751                    4,861,051
Units issued                                       4,448,760                 11,203,326                    7,172,267
Units redeemed                                    (3,403,298)                (7,994,989)                  (4,880,567)
                                     -------------------------------------------------------------------------------

Units, end of period                              11,406,550                 10,361,088                    7,152,751
                                     ===============================================================================

Unit value                           12.045466 TO $13.769068     $8.453467 to $9.667908     $10.459987 to $11.968682

Net assets, end of period                       $139,826,546                $89,056,992                  $75,552,701

Investment income ratio*                                0.82%                      0.78%                        1.02%

Expense ratio, lowest to highest**             0.45% TO 1.90%             0.45% to 1.90%               1.40% to 1.90%

Total return, lowest to highest***           42.14% TO 44.21%        (19.39%) to (18.21%)          (11.45%) to (4.25%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                  INTERNATIONAL VALUE TRUST B
                                     ---------------------------------------------------
                                                2003                       2002
                                     ---------------------------------------------------
Units, beginning of period                          3,037,391                          0
Units issued                                        8,369,939                  9,698,755
Units redeemed                                     (4,860,371)                (6,661,364)
                                     ---------------------------------------------------

Units, end of period                                6,546,959                  3,037,391
                                     ===================================================

Unit value                           $13.842199 TO $17.294424    $9.761622 to $10.320663

Net assets, end of period                         $92,299,899                $29,993,937

Investment income ratio*                                 1.11%                      0.07%

Expense ratio, lowest to highest**              0.45% TO 2.05%             0.45% to 1.90%

Total return, lowest to highest***            38.26% TO 43.87%        (21.91%) to (17.43%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                SMALL COMPANY BLEND TRUST A
                                     ------------------------------------------------------------------------------
                                               2003                       2002                        2001
                                     ------------------------------------------------------------------------------
Units, beginning of period                        10,247,994                  9,038,221                   6,632,660
Units issued                                       6,014,711                  9,020,128                   6,129,954
Units redeemed                                    (6,134,438)                (7,810,355)                 (3,724,393)
                                     ------------------------------------------------------------------------------

Units, end of period                              10,128,267                 10,247,994                   9,038,221
                                     ==============================================================================

Unit value                           $9.283714 TO $12.276306     $6.762279 to $8.913306     $9.244249 to $12.178671

Net assets, end of period                       $121,707,808                $89,479,139                $107,671,859

Investment income ratio*                                0.00%                      0.20%                       0.00%

Expense ratio, lowest to highest**             0.45% TO 1.90%             0.45% to 1.90%              0.45% to 1.90%

Total return, lowest to highest***           37.08% TO 39.08%        (26.96%) to (25.89%)         (14.70%) to (2.57%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                  SMALL COMPANY BLEND TRUST B
                                     --------------------------------------------------
                                                2003                      2002
                                     --------------------------------------------------
Units, beginning of period                          1,692,425                         0
Units issued                                        3,822,054                 1,962,478
Units redeemed                                     (1,088,557)                 (270,053)
                                     --------------------------------------------------

Units, end of period                                4,425,922                 1,692,425
                                     ==================================================

Unit value                           $12.412061 TO $16.217293    $9.059320 to $9.393008

Net assets, end of period                         $55,692,520               $15,473,317

Investment income ratio*                                 0.00%                     0.00%

Expense ratio, lowest to highest**              0.45% TO 2.05%            0.45% to 1.90%

Total return, lowest to highest***            29.65% TO 39.01%       (27.53%) to (24.86%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                     TOTAL RETURN TRUST A
                                     --------------------------------------------------------------------------------
                                                2003                        2002                        2001
                                     --------------------------------------------------------------------------------
Units, beginning of period                         40,268,739                  26,705,881                  11,037,368
Units issued                                        5,541,297                  24,661,523                  21,593,399
Units redeemed                                    (14,371,668)                (11,098,665)                 (5,924,886)
                                     --------------------------------------------------------------------------------

Units, end of period                               31,438,368                  40,268,739                  26,705,881
                                     ================================================================================

Unit value                           $14.149209 TO $16.751628    $13.731734 to $16.023311    $12.779035 to $14.697020

Net assets, end of period                        $492,908,807                $610,596,879                $377,177,799

Investment income ratio*                                 2.91%                       2.55%                       3.34%

Expense ratio, lowest to highest**              0.45% TO 1.90%              0.45% to 1.90%              0.45% to 1.90%

Total return, lowest to highest***              3.04% TO 4.55%              7.46% to 9.02%              2.23% to 7.79%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                     TOTAL RETURN TRUST B
                                     ----------------------------------------------------
                                                2003                        2002
                                     ----------------------------------------------------
Units, beginning of period                         11,099,623                           0
Units issued                                       15,850,312                  12,152,904
Units redeemed                                     (7,990,520)                 (1,053,281)
                                     ----------------------------------------------------

Units, end of period                               18,959,415                  11,099,623
                                     ====================================================

Unit value                           $12.518111 TO $14.014008    $13.300010 to $13.423104

Net assets, end of period                        $260,586,543                $147,945,968

Investment income ratio*                                 3.78%                       0.08%

Expense ratio, lowest to highest**              0.45% TO 2.05%              0.45% to 1.90%

Total return, lowest to highest***              0.14% TO 4.40%              6.40% to 7.38%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                    U.S. LARGE CAP TRUST A
                                     -------------------------------------------------------------------------------
                                                2003                      2002                         2001
                                     -------------------------------------------------------------------------------
Units, beginning of period                         26,102,894                24,789,891                   17,820,303
Units issued                                        4,859,240                 9,105,948                   11,820,012
Units redeemed                                     (7,269,081)               (7,792,945)                  (4,850,424)
                                     -------------------------------------------------------------------------------

Units, end of period                               23,693,053                26,102,894                   24,789,891
                                     ===============================================================================

Unit value                           $11.365395 TO $12.354355    $8.442592 to $9.140645     $11.489880 to $12.390130

Net assets, end of period                        $289,158,401              $235,934,105                 $304,710,768

Investment income ratio*                                 0.40%                     0.31%                        0.34%

Expense ratio, lowest to highest**              0.45% TO 1.90%            0.45% to 1.90%               0.45% to 1.90%

Total return, lowest to highest***            34.49% TO 36.45%       (26.60%) to (25.52%)           (8.08%) to (2.99%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    U.S. LARGE CAP TRUST B
                                     --------------------------------------------------
                                                2003                      2002
                                     --------------------------------------------------
Units, beginning of period                          4,071,162                         0
Units issued                                        4,405,953                 4,283,570
Units redeemed                                       (952,020)                 (212,408)
                                     --------------------------------------------------

Units, end of period                                7,525,095                 4,071,162
                                     ==================================================

Unit value                           $12.664320 TO $15.324454    $9.419481 to $9.981983

Net assets, end of period                         $99,194,217               $39,931,672

Investment income ratio*                                 0.63%                     0.01%

Expense ratio, lowest to highest**              0.45% TO 2.05%            0.45% to 1.90%

Total return, lowest to highest***            22.52% TO 36.07%       (24.64%) to (20.14%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                    MID CAP STOCK TRUST A
                                     -------------------------------------------------------------------------------
                                                2003                      2002                         2001
                                     -------------------------------------------------------------------------------
Units, beginning of period                         11,484,771                10,524,971                    6,377,334
Units issued                                        4,480,710                 5,366,072                    6,783,695
Units redeemed                                     (2,502,858)               (4,406,272)                  (2,636,058)
                                     -------------------------------------------------------------------------------

Units, end of period                               13,462,623                11,484,771                   10,524,971
                                     ===============================================================================

Unit value                           $10.989664 TO $13.308373    $7.849726 to $9.510684     $10.305876 to $12.492798

Net assets, end of period                        $151,615,593               $92,119,372                 $109,651,843

Investment income ratio*                                 0.00%                     0.00%                        0.00%

Expense ratio, lowest to highest**              0.45% TO 1.90%            0.45% to 1.90%               0.45% to 1.90%

Total return, lowest to highest***            39.65% TO 41.69%       (24.02%) to (22.91%)          (14.99%) to (0.06%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                     MID CAP STOCK TRUST B
                                     ---------------------------------------------------
                                                2003                       2002
                                     ---------------------------------------------------
Units, beginning of period                          1,814,896                          0
Units issued                                        4,268,123                  1,914,105
Units redeemed                                       (561,864)                   (99,209)
                                     ---------------------------------------------------

Units, end of period                                5,521,155                  1,814,896
                                     ===================================================

Unit value                           $13.399635 TO $15.677910    $9.595389 to $10.181352

Net assets, end of period                         $76,987,939                $18,160,532

Investment income ratio*                                 0.00%                      0.00%

Expense ratio, lowest to highest**              0.45% TO 2.05%             0.45% to 1.90%

Total return, lowest to highest***            25.34% TO 41.33%        (23.24%) to (18.55%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 GLOBAL ALLOCATION TRUST A
                                     -------------------------------------------------------------------------------
                                               2003                       2002                         2001
                                     -------------------------------------------------------------------------------
Units, beginning of period                         6,658,019                  6,662,814                    3,156,953
Units issued                                       1,056,420                  2,452,984                    5,959,643
Units redeemed                                    (2,151,246)                (2,457,779)                  (2,453,782)
                                     -------------------------------------------------------------------------------

Units, end of period                               5,563,193                  6,658,019                    6,662,814
                                     ===============================================================================

Unit value                           $9.578808 TO $10.997305     $7.702576 to $8.847644     $10.197351 to $11.719158

Net assets, end of period                        $53,960,907                $51,969,623                  $68,409,194

Investment income ratio*                                0.49%                      0.00%                        0.11%

Expense ratio, lowest to highest**             0.45% TO 1.90%             0.45% to 1.90%               0.45% to 1.90%

Total return, lowest to highest***           24.05% TO 25.86%        (24.65%) to (23.55%)          (17.43%) to (6.25%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                   GLOBAL ALLOCATION TRUST B
                                     ---------------------------------------------------
                                                2003                       2002
                                     ---------------------------------------------------
Units, beginning of period                            513,126                          0
Units issued                                        1,187,079                    537,476
Units redeemed                                       (321,425)                   (24,350)
                                     ---------------------------------------------------

Units, end of period                                1,378,780                    513,126
                                     ===================================================

Unit value                           $11.911549 TO $14.839803    $9.575126 to $10.220929

Net assets, end of period                         $17,237,566                 $5,167,433

Investment income ratio*                                 0.66%                      0.00%

Expense ratio, lowest to highest**              0.45% TO 2.05%             0.45% to 1.90%

Total return, lowest to highest***            18.64% TO 25.90%        (23.40%) to (18.23%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                DYNAMIC GROWTH TRUST A
                                     ----------------------------------------------------------------------------
                                              2003                      2002                        2001
                                     ----------------------------------------------------------------------------
Units, beginning of period                       15,608,826                18,901,811                  13,662,750
Units issued                                     16,880,063                 9,383,010                  13,245,995
Units redeemed                                   (8,236,233)              (12,675,995)                 (8,006,934)
                                     ----------------------------------------------------------------------------

Units, end of period                             24,252,656                15,608,826                  18,901,811
                                     ============================================================================

Unit value                           $4.149140 TO $9.614621    $3.269019 to $7.578932     $4.639280 to $10.761173

Net assets, end of period                      $110,270,036               $53,527,836                 $90,279,435

Investment income ratio*                               0.00%                     0.00%                       0.18%

Expense ratio, lowest to highest**            0.45% TO 1.90%            0.45% to 1.90%              0.45% to 1.90%

Total return, lowest to highest***          26.61% TO 28.45%       (29.71%) to (28.68%)        (49.84%) to (13.91%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    DYNAMIC GROWTH TRUST B
                                     ---------------------------------------------------
                                                2003                       2002
                                     ---------------------------------------------------
Units, beginning of period                            414,467                          0
Units issued                                        3,175,306                    541,480
Units redeemed                                       (563,538)                  (127,013)
                                     ---------------------------------------------------

Units, end of period                                3,026,235                    414,467
                                     ===================================================

Unit value                           $12.164875 TO $15.523566    $9.578097 to $10.187105

Net assets, end of period                         $38,545,157                 $4,136,538

Investment income ratio*                                 0.00%                      0.00%

Expense ratio, lowest to highest**              0.45% TO 2.05%             0.45% to 1.90%

Total return, lowest to highest***            24.11% TO 28.54%        (23.38%) to (18.50%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                              INTERNET TECHNOLOGIES TRUST A
                                     ----------------------------------------------------------------------------
                                              2003                      2002                        2001
                                     ----------------------------------------------------------------------------
Units, beginning of period                        8,762,382                 9,605,039                   7,195,652
Units issued                                      2,619,481                 5,104,711                   5,780,710
Units redeemed                                  (11,381,863)               (5,947,368)                 (3,371,323)
                                     ----------------------------------------------------------------------------

Units, end of period                                      0                 8,762,382                   9,605,039
                                     ============================================================================

Unit value                           $2.797746 TO $7.944273    $2.277340 to $6.467649     $3.687062 to $10.476489

Net assets, end of period                                $0               $20,705,642                 $36,179,543

Investment income ratio*                               0.00%                     0.00%                       0.00%

Expense ratio, lowest to highest**            0.45% TO 1.90%            0.45% to 1.90%              0.45% to 1.90%

Total return, lowest to highest***          22.75% TO 23.34%       (38.39%) to (37.49%)        (53.87%) to (16.19%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                INTERNET TECHNOLOGIES TRUST B
                                     --------------------------------------------------
                                               2003                       2002
                                     --------------------------------------------------
Units, beginning of period                           273,183                          0
Units issued                                         129,620                    335,967
Units redeemed                                      (402,803)                   (62,784)
                                     --------------------------------------------------

Units, end of period                                       0                    273,183
                                     ==================================================

Unit value                           $9.439909 TO $14.079301    $7.710225 to $11.453604

Net assets, end of period                                 $0                 $2,540,324

Investment income ratio*                                0.00%                      0.00%

Expense ratio, lowest to highest**             0.45% TO 1.90%             0.45% to 1.90%

Total return, lowest to highest***           22.33% TO 22.92%         (38.32%) to (8.37%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                INTERNATIONAL INDEX TRUST A
                                     ----------------------------------------------------------------------------
                                               2003                      2002                       2001
                                     ----------------------------------------------------------------------------
Units, beginning of period                         1,931,363                 1,453,181                    716,237
Units issued                                       1,262,954                 4,313,408                  2,944,892
Units redeemed                                    (1,187,772)               (3,835,226)                (2,207,948)
                                     ----------------------------------------------------------------------------

Units, end of period                               2,006,545                 1,931,363                  1,453,181
                                     ============================================================================

Unit value                           $9.015303 TO $12.099507    $6.933612 to $9.310304    $8.508168 to $11.430305

Net assets, end of period                        $19,103,156               $14,018,579                $12,647,801

Investment income ratio*                                1.65%                     1.34%                      1.48%

Expense ratio, lowest to highest**             0.45% TO 1.90%            0.45% to 1.90%             1.40% to 1.90%

Total return, lowest to highest***           29.70% TO 31.59%       (18.71%) to (17.52%)        (23.76%) to (8.56%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                 INTERNATIONAL INDEX TRUST B
                                     ----------------------------------------------------
                                                2003                        2002
                                     ----------------------------------------------------
Units, beginning of period                            510,190                           0
Units issued                                        5,012,757                   1,829,965
Units redeemed                                     (4,319,243)                 (1,319,775)
                                     ----------------------------------------------------

Units, end of period                                1,203,704                     510,190
                                     ====================================================

Unit value                           $13.130435 TO $16.105472    $10.128769 to $10.614836

Net assets, end of period                         $16,053,942                  $5,222,713

Investment income ratio*                                 2.66%                       2.90%

Expense ratio, lowest to highest**              0.45% TO 2.05%              0.45% to 1.90%

Total return, lowest to highest***            28.76% TO 31.53%         (18.97%) to (15.08%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                              TOTAL STOCK MARKET INDEX TRUST A
                                     ------------------------------------------------------------------------------
                                               2003                       2002                        2001
                                     ------------------------------------------------------------------------------
Units, beginning of period                         3,104,717                  2,570,261                   1,122,107
Units issued                                       1,356,378                  1,710,108                   2,025,166
Units redeemed                                      (785,634)                (1,175,652)                   (577,012)
                                     ------------------------------------------------------------------------------

Units, end of period                               3,675,461                  3,104,717                   2,570,261
                                     ==============================================================================

Unit value                           $9.635326 TO $11.764902     $7.503914 to $9.166981     $9.692272 to $11.846265

Net assets, end of period                        $36,557,181                $23,957,518                 $25,221,354

Investment income ratio*                                0.00%                      0.93%                       1.12%

Expense ratio, lowest to highest**             0.45% TO 1.90%             0.45% to 1.90%              1.40% to 1.90%

Total return, lowest to highest***           28.08% TO 29.95%        (22.77%) to (21.64%)         (15.96%) to (5.23%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                               TOTAL STOCK MARKET INDEX TRUST B
                                     ---------------------------------------------------
                                                2003                       2002
                                     ---------------------------------------------------
Units, beginning of period                            581,294                          0
Units issued                                        1,587,181                    642,480
Units redeemed                                       (189,616)                   (61,186)
                                     ---------------------------------------------------

Units, end of period                                1,978,859                    581,294
                                     ===================================================

Unit value                           $12.568032 TO $15.185445    $9.804582 to $10.288626

Net assets, end of period                         $25,617,437                 $5,875,456

Investment income ratio*                                 0.00%                      2.43%

Expense ratio, lowest to highest**              0.45% TO 2.05%             0.45% to 1.90%

Total return, lowest to highest***            21.40% TO 29.73%        (21.56%) to (17.69%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                     500 INDEX TRUST A
                                     -----------------------------------------------------------------------------
                                               2003                      2002                        2001
                                     -----------------------------------------------------------------------------
Units, beginning of period                        19,500,395                15,691,810                   5,632,076
Units issued                                       7,802,132                12,114,968                  13,508,548
Units redeemed                                    (7,068,604)               (8,306,383)                 (3,448,814)
                                     -----------------------------------------------------------------------------

Units, end of period                              20,233,923                19,500,395                  15,691,810
                                     =============================================================================

Unit value                           $9.247369 TO $11.285714    $7.344179 to $8.967490     $9.637624 to $11.773758

Net assets, end of period                       $192,606,324              $147,402,795                $153,940,008

Investment income ratio*                                0.90%                     0.00%                       1.09%

Expense ratio, lowest to highest**             0.45% TO 1.90%            0.45% to 1.90%              0.45% to 1.90%

Total return, lowest to highest***           25.60% TO 27.43%       (23.99%) to (22.88%)         (16.55%) to (5.81%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                       500 INDEX TRUST B
                                     ---------------------------------------------------
                                                2003                       2002
                                     ---------------------------------------------------
Units, beginning of period                          3,593,515                          0
Units issued                                        5,842,301                  4,454,135
Units redeemed                                     (1,296,586)                  (860,620)
                                     ---------------------------------------------------

Units, end of period                                8,139,230                  3,593,515
                                     ===================================================

Unit value                           $12.130947 TO $14.905604    $9.652858 to $10.294172

Net assets, end of period                        $103,375,900                $36,399,639

Investment income ratio*                                 1.32%                      0.00%

Expense ratio, lowest to highest**              0.45% TO 2.05%             0.45% to 1.90%

Total return, lowest to highest***            19.17% TO 27.19%        (22.78%) to (17.65%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                    MID CAP INDEX TRUST A
                                     --------------------------------------------------------------------------------
                                                2003                       2002                         2001
                                     --------------------------------------------------------------------------------
Units, beginning of period                          4,685,525                  2,946,366                    1,030,569
Units issued                                        1,605,030                  4,518,532                    3,509,583
Units redeemed                                     (1,535,109)                (2,779,373)                  (1,593,786)
                                     --------------------------------------------------------------------------------

Units, end of period                                4,755,446                  4,685,525                    2,946,366
                                     ================================================================================

Unit value                           $13.084939 TO $14.779952    $9.900179 to $11.032915     $11.881892 to $12.858949

Net assets, end of period                         $66,752,299                $49,682,577                  $37,531,220

Investment income ratio*                                 0.00%                      0.48%                        0.88%

Expense ratio, lowest to highest**              0.45% TO 1.90%             0.45% to 1.90%               1.40% to 1.90%

Total return, lowest to highest***            32.04% TO 33.96%        (16.76%) to (15.54%)           (4.94%) to (1.46%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                     MID CAP INDEX TRUST B
                                     ---------------------------------------------------
                                                2003                       2002
                                     ---------------------------------------------------
Units, beginning of period                          1,207,667                          0
Units issued                                        2,008,594                  1,306,932
Units redeemed                                       (303,198)                   (99,265)
                                    ---------------------------------------------------

Units, end of period                                2,913,063                  1,207,667
                                     ===================================================

Unit value                           $13.154235 TO $15.899955    $9.980766 to $10.446948

Net assets, end of period                         $38,917,810                $12,159,284

Investment income ratio*                                 0.00%                      1.16%

Expense ratio, lowest to highest**              0.45% TO 2.05%             0.45% to 1.90%

Total return, lowest to highest***            27.12% TO 33.72%        (20.15%) to (16.42%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                  SMALL CAP INDEX TRUST A
                                     ------------------------------------------------------------------------------
                                               2003                      2002                         2001
                                     ------------------------------------------------------------------------------
Units, beginning of period                         3,204,639                 2,180,584                      484,101
Units issued                                       2,536,305                 3,042,320                    3,221,674
Units redeemed                                    (1,483,359)               (2,018,265)                  (1,525,191)
                                     ------------------------------------------------------------------------------

Units, end of period                               4,257,585                 3,204,639                    2,180,584
                                     ==============================================================================

Unit value                           $12.50000 TO $13.757234    $8.926733 to $12.50000     $11.557294 to $12.432687

Net assets, end of period                        $55,344,083               $29,030,279                  $25,404,652

Investment income ratio*                                0.00%                     0.78%                        2.50%

Expense ratio, lowest to highest**             0.45% TO 1.90%            0.45% to 1.90%               1.40% to 1.90%

Total return, lowest to highest***           43.05% TO 45.13%       (22.95%) to (21.83%)            (4.89%) to 0.08%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    SMALL CAP INDEX TRUST B
                                     --------------------------------------------------
                                                2003                      2002
                                     --------------------------------------------------
Units, beginning of period                            965,858                         0
Units issued                                        2,048,792                 1,043,986
Units redeemed                                       (467,554)                  (78,128)
                                     --------------------------------------------------

Units, end of period                                2,547,096                   965,858
                                     ==================================================

Unit value                           $13.511860 TO $16.716921    $9.475320 to $9.810708

Net assets, end of period                         $34,874,227                $9,220,840

Investment income ratio*                                 0.00%                     2.03%

Expense ratio, lowest to highest**              0.45% TO 2.05%            0.45% to 1.90%

Total return, lowest to highest***            33.65% TO 44.68%       (24.20%) to (21.51%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                             CAPITAL APPRECIATION TRUST A
                                     --------------------------------------------------------------------------
                                              2003                      2002                      2001
                                     --------------------------------------------------------------------------
Units, beginning of period                         5,316,986                3,007,088                    78,393
Units issued                                       1,407,210                3,440,920                 4,487,092
Units redeemed                                    (1,416,268)              (1,131,022)               (1,558,397)
                                     --------------------------------------------------------------------------

Units, end of period                               5,307,928                5,316,986                 3,007,088
                                     ==========================================================================

Unit value                           $7.606320 TO $10.304647   $5.978615 to $8.095466   $8.769024 to $11.867934

Net assets, end of period                        $42,404,216              $33,398,913               $27,008,052

Investment income ratio*                                0.00%                    0.00%                     0.00%

Expense ratio, lowest to highest**             0.45% TO 1.90%           0.45% to 1.90%            1.40% to 1.90%

Total return, lowest to highest***           27.04% TO 28.89%      (31.92%) to (30.93%)       (24.64%) to (5.06%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                CAPITAL APPRECIATION TRUST B
                                     -------------------------------------------------
                                              2003                      2002
                                     -------------------------------------------------
Units, beginning of period                          1,394,685                        0
Units issued                                        1,967,451                1,491,217
Units redeemed                                       (439,469)                 (96,532)
                                     -------------------------------------------------

Units, end of period                                2,922,667                1,394,685
                                     =================================================

Unit value                           $11.124546 TO $14.861154   $8.742892 to $9.623666

Net assets, end of period                         $34,921,858              $13,117,154

Investment income ratio*                                 0.00%                    0.00%

Expense ratio, lowest to highest**              0.45% TO 2.05%           0.45% to 1.90%

Total return, lowest to highest***            18.81% TO 28.77%      (30.06%) to (23.01%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                             TELECOMMUNICATIONS TRUST A
                                     -------------------------------------------------------------------------
                                              2003                     2002                     2001
                                     -------------------------------------------------------------------------
Units, beginning of period                        1,342,229                1,016,457                         0
Units issued                                        244,903                1,390,985                 1,429,950
Units redeemed                                   (1,587,132)              (1,065,213)                 (413,493)
                                     -------------------------------------------------------------------------

Units, end of period                                      0                1,342,229                 1,016,457
                                     =========================================================================

Unit value                           $4.320652 TO $5.733499   $4.026511 to $5.341391   $7.834309 to $10.382237

Net assets, end of period                                $0               $5,517,555                $8,023,806

Investment income ratio*                               0.00%                    0.00%                     0.00%

Expense ratio, lowest to highest**            0.45% TO 1.90%           0.45% to 1.90%            1.40% to 1.90%

Total return, lowest to highest***            7.27% TO 7.79%      (48.66%) to (47.90%)      (37.33%) to (16.94%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                  TELECOMMUNICATIONS TRUST B
                                     ------------------------------------------------
                                              2003                     2002
                                     ------------------------------------------------
Units, beginning of period                           229,183                        0
Units issued                                         212,030                  253,191
Units redeemed                                      (441,213)                 (24,008)
                                     ------------------------------------------------

Units, end of period                                       0                  229,183
                                     ================================================

Unit value                           $7.325985 TO $10.802210  $6.822616 to $10.019771

Net assets, end of period                                 $0               $2,191,387

Investment income ratio*                                0.00%                    0.00%

Expense ratio, lowest to highest**             0.45% TO 1.90%           0.45% to 1.90%

Total return, lowest to highest***             7.29% TO 7.81%      (45.42%) to (19.84%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                              HEALTH SCIENCES TRUST A
                                     --------------------------------------------------------------------------
                                              2003                      2002                     2001
                                     --------------------------------------------------------------------------
Units, beginning of period                          5,117,228               3,324,618                         0
Units issued                                        2,461,329               4,043,663                 4,275,340
Units redeemed                                     (1,827,991)             (2,251,053)                 (950,722)
                                     --------------------------------------------------------------------------

Units, end of period                                5,750,566               5,117,228                 3,324,618
                                     ==========================================================================

Unit value                           $12.575813 TO $13.259362  $9.409123 to $9.777931  $13.180193 to $13.499140

Net assets, end of period                         $73,963,540             $49,049,222               $44,538,109

Investment income ratio*                                 0.00%                   0.00%                     0.00%

Expense ratio, lowest to highest**              0.45% TO 1.90%          0.45% to 1.90%            0.45% to 1.90%

Total return, lowest to highest***            33.66% TO 35.61%     (28.61%) to (27.57%)           5.44% to 7.99%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                  HEALTH SCIENCES TRUST B
                                     ------------------------------------------------
                                               2003                     2002
                                     ------------------------------------------------
Units, beginning of period                          1,477,964                        0
Units issued                                        2,545,167                1,557,193
Units redeemed                                       (406,306)                 (79,229)
                                     -------------------------------------------------

Units, end of period                                3,616,825                1,477,964
                                     =================================================

Unit value                           $12.746949 TO $15.002379  $9.534743 to $10.700725

Net assets, end of period                         $50,184,197              $15,331,070

Investment income ratio*                                 0.00%                    0.00%

Expense ratio, lowest to highest**              0.45% TO 2.05%           0.45% to 1.90%

Total return, lowest to highest***            19.94% TO 35.30%      (23.72%) to (14.39%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                             MID CAP GROWTH TRUST A
                                     ------------------------------------------------------------------------
                                              2003                    2002                    2001
                                     ------------------------------------------------------------------------
Units, beginning of period                        3,635,392               2,316,812                         0
Units issued                                        385,302               3,952,027                 2,944,207
Units redeemed                                   (4,020,694)             (2,633,447)                 (627,395)
                                     ------------------------------------------------------------------------

Units, end of period                                      0               3,635,392                 2,316,812
                                     ========================================================================

Unit value                           $7.638574 TO $8.363054  $7.073363 to $7.741651  $10.343827 to $11.309753

Net assets, end of period                                $0             $26,092,011               $24,072,717

Investment income ratio*                               0.00%                   0.00%                     0.00%

Expense ratio, lowest to highest**            0.45% TO 1.90%          0.45% to 1.90%            0.45% to 1.90%

Total return, lowest to highest***            7.95% TO 8.48%     (31.69%) to (30.69%)       (17.25%) to (9.52%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                   MID CAP GROWTH TRUST B
                                     -----------------------------------------------
                                              2003                     2002
                                     -----------------------------------------------
Units, beginning of period                           848,071                       0
Units issued                                         465,769                 932,818
Units redeemed                                    (1,313,840)                (84,747)
                                     -----------------------------------------------

Units, end of period                                       0                 848,071
                                     ===============================================

Unit value                           $9.329629 TO $10.585352  $8.634016 to $9.756926

Net assets, end of period                                 $0              $8,059,813

Investment income ratio*                                0.00%                   0.00%

Expense ratio, lowest to highest**             0.45% TO 1.90%          0.45% to 1.90%

Total return, lowest to highest***             7.97% TO 8.49%     (30.93%) to (21.94%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                           MID CAP OPPORTUNITIES TRUST A
                                     ------------------------------------------------------------------------
                                              2003                    2002                    2001
                                     ------------------------------------------------------------------------
Units, beginning of period                        1,923,918               1,238,287                         0
Units issued                                        180,333               1,632,789                 1,552,350
Units redeemed                                   (2,104,251)               (947,158)                 (314,063)
                                     ------------------------------------------------------------------------

Units, end of period                                      0               1,923,918                 1,238,287
                                     ========================================================================

Unit value                           $7.628928 TO $8.515519  $7.170404 to $8.001037  $10.462406 to $11.662694

Net assets, end of period                                $0             $13,986,025               $13,018,527

Investment income ratio*                               0.00%                   0.00%                     0.00%

Expense ratio, lowest to highest**            0.45% TO 1.90%          0.45% to 1.90%            0.45% to 1.90%

Total return, lowest to highest***            6.36% TO 6.88%     (31.53%) to (30.53%)       (16.30%) to (6.70%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                               MID CAP OPPORTUNITIES TRUST B
                                     -----------------------------------------------
                                              2003                    2002
                                     -----------------------------------------------
Units, beginning of period                           504,693                       0
Units issued                                         210,164                 528,241
Units redeemed                                      (714,857)                (23,548)
                                     -----------------------------------------------

Units, end of period                                       0                 504,693
                                     ===============================================

Unit value                           $9.482253 TO $10.136010  $8.907082 to $9.483077

Net assets, end of period                                 $0              $4,695,682

Investment income ratio*                                0.00%                   0.00%

Expense ratio, lowest to highest**             0.45% TO 1.90%          0.45% to 1.90%

Total return, lowest to highest***             6.37% TO 6.89%     (28.74%) to (24.14%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                              FINANCIAL SERVICES TRUST A
                                     --------------------------------------------------------------------------
                                              2003                      2002                     2001
                                     --------------------------------------------------------------------------
Units, beginning of period                          3,369,781               1,848,318                         0
Units issued                                          949,719               2,940,962                 2,591,755
Units redeemed                                       (895,626)             (1,419,499)                 (743,437)
                                     --------------------------------------------------------------------------

Units, end of period                                3,423,874               3,369,781                 1,848,318
                                     ==========================================================================

Unit value                           $12.161199 TO $12.608019  $9.269250 to $9.538791  $11.493242 to $11.815615

Net assets, end of period                         $42,022,538             $31,448,879               $21,300,332

Investment income ratio*                                 0.18%                   0.00%                     0.05%

Expense ratio, lowest to highest**              0.45% TO 1.90%          0.45% to 1.90%            1.40% to 1.90%

Total return, lowest to highest***            31.07% TO 32.98%     (19.43%) to (18.25%)        (8.05%) to (5.48%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                 FINANCIAL SERVICES TRUST B
                                     --------------------------------------------------
                                               2003                      2002
                                     --------------------------------------------------
Units, beginning of period                          1,142,101                         0
Units issued                                        1,610,549                 1,193,705
Units redeemed                                       (259,526)                  (51,604)
                                     --------------------------------------------------

Units, end of period                                2,493,124                 1,142,101
                                     ==================================================

Unit value                           $13.374740 TO $15.645153  $10.218222 to $10.347728

Net assets, end of period                         $33,639,298               $11,720,517

Investment income ratio*                                 0.30%                     0.00%

Expense ratio, lowest to highest**              0.45% TO 2.05%            0.45% to 1.90%

Total return, lowest to highest***            25.08% TO 32.80%       (18.25%) to (17.22%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                           QUANTITATIVE MID CAP TRUST A
                                     --------------------------------------------------------------------------
                                               2003                     2002                     2001
                                     --------------------------------------------------------------------------
Units, beginning of period                            884,890                 427,784                         0
Units issued                                          363,857                 803,847                   518,788
Units redeemed                                       (346,137)               (346,741)                  (91,004)
                                     --------------------------------------------------------------------------

Units, end of period                                  902,610                 884,890                   427,784
                                     ==========================================================================

Unit value                           $10.416388 TO $11.451664  $7.655645 to $8.408113  $10.077137 to $11.056543

Net assets, end of period                          $9,549,894              $6,865,094                $4,331,032

Investment income ratio*                                 0.00%                   0.00%                     0.00%

Expense ratio, lowest to highest**              0.45% TO 1.90%          0.45% to 1.90%            1.40% to 1.90%

Total return, lowest to highest***            35.93% TO 37.91%     (24.11%) to (23.00%)      (19.38%) to (11.55%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                 QUANTITATIVE MID CAP TRUST B
                                     ------------------------------------------------
                                              2003                     2002
                                     ------------------------------------------------
Units, beginning of period                            211,807                       0
Units issued                                          375,846                 224,084
Units redeemed                                        (82,843)                (12,277)
                                     ------------------------------------------------

Units, end of period                                  504,810                 211,807
                                     ================================================

Unit value                           $13.199297 TO $15.696317  $9.700786 to $9.941092

Net assets, end of period                          $6,766,184              $2,085,920

Investment income ratio*                                 0.00%                   0.00%

Expense ratio, lowest to highest**              0.45% TO 2.05%          0.45% to 1.90%

Total return, lowest to highest***            25.49% TO 37.70%     (22.39%) to (20.47%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                             STRATEGIC GROWTH TRUST A
                                     -------------------------------------------------------------------------
                                             2003                      2002                     2001
                                     -------------------------------------------------------------------------
Units, beginning of period                         6,214,843               4,091,308                         0
Units issued                                       1,163,948               3,934,189                 4,703,515
Units redeemed                                    (1,888,212)             (1,810,654)                 (612,207)
                                     -------------------------------------------------------------------------

Units, end of period                               5,490,579               6,214,843                 4,091,308
                                     =========================================================================

Unit value                           $9.587257 TO $10.403829  $7.694426 to $8.341450  $10.887341 to $11.791031

Net assets, end of period                        $53,518,186             $48,489,729               $44,775,968

Investment income ratio*                                0.00%                   0.00%                     0.00%

Expense ratio, lowest to highest**             0.45% TO 1.90%          0.45% to 1.90%            0.45% to 1.90%

Total return, lowest to highest***           24.48% TO 26.29%     (29.40%) to (28.36%)       (12.90%) to (5.67%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                 STRATEGIC GROWTH TRUST B
                                     -------------------------------------------------
                                              2003                      2002
                                     -------------------------------------------------
Units, beginning of period                          1,267,094                        0
Units issued                                        1,507,339                1,344,714
Units redeemed                                       (259,625)                 (77,620)
                                     -------------------------------------------------

Units, end of period                                2,514,808                1,267,094
                                     =================================================

Unit value                           $11.545878 TO $14.525660  $9.270921 to $10.448321

Net assets, end of period                         $31,746,699              $12,855,216

Investment income ratio*                                 0.00%                    0.00%

Expense ratio, lowest to highest**              0.45% TO 2.05%           0.45% to 1.90%

Total return, lowest to highest***            16.13% TO 26.04%      (25.83%) to (16.41%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                ALL CAP VALUE TRUST A
                                     --------------------------------------------------------------------------
                                              2003                      2002                      2001
                                     --------------------------------------------------------------------------
Units, beginning of period                          2,965,864               1,490,795                         0
Units issued                                        3,170,307               3,185,746                 2,033,229
Units redeemed                                     (1,600,791)             (1,710,677)                 (542,434)
                                     --------------------------------------------------------------------------

Units, end of period                                4,535,380               2,965,864                 1,490,795
                                     ==========================================================================

Unit value                           $12.001723 TO $12.442718  $8.831587 to $9.033519  $12.460579 to $12.553231

Net assets, end of period                         $54,842,568             $26,319,806               $18,612,296

Investment income ratio*                                 0.06%                   0.00%                     0.04%

Expense ratio, lowest to highest**              0.45% TO 1.90%          0.45% to 1.90%            1.40% to 1.90%

Total return, lowest to highest***            35.76% TO 37.74%     (29.19%) to (28.16%)         (0.32%) to 0.43%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                   ALL CAP VALUE TRUST B
                                     ------------------------------------------------
                                               2003                     2002
                                     ------------------------------------------------
Units, beginning of period                            694,057                       0
Units issued                                        2,255,105                 787,764
Units redeemed                                       (302,541)                (93,707)
                                     ------------------------------------------------

Units, end of period                                2,646,621                 694,057
                                     ================================================

Unit value                           $12.051359 TO $15.216943  $8.867339 to $9.733648

Net assets, end of period                         $34,137,963              $6,606,814

Investment income ratio*                                 0.12%                   0.00%

Expense ratio, lowest to highest**              0.45% TO 2.05%          0.45% to 1.90%

Total return, lowest to highest***            21.66% TO 37.55%     (29.06%) to (22.13%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                             STRATEGIC VALUE TRUST A
                                     -------------------------------------------------------------------------
                                               2003                    2002                     2001
                                     -------------------------------------------------------------------------
Units, beginning of period                         3,696,921               2,681,025                         0
Units issued                                         950,490               2,279,701                 2,850,412
Units redeemed                                    (1,274,460)             (1,263,805)                 (169,387)
                                     -------------------------------------------------------------------------

Units, end of period                               3,372,951               3,696,921                 2,681,025
                                     =========================================================================

Unit value                           $9.560347 TO $10.483095  $7.558594 to $8.279854  $10.571147 to $11.568273

Net assets, end of period                        $32,780,038             $28,348,130               $28,445,090

Investment income ratio*                                0.02%                   0.00%                     0.00%

Expense ratio, lowest to highest**             0.45% TO 1.90%          0.45% to 1.90%            1.40% to 1.90%

Total return, lowest to highest***           26.36% TO 28.20%     (28.57%) to (27.52%)       (15.43%) to (7.45%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                  STRATEGIC VALUE TRUST B
                                     ------------------------------------------------
                                              2003                     2002
                                     ------------------------------------------------
Units, beginning of period                            564,306                       0
Units issued                                        1,057,338                 590,864
Units redeemed                                       (183,945)                (26,558)
                                     ------------------------------------------------

Units, end of period                                1,437,699                 564,306
                                     ================================================

Unit value                           $11.804094 TO $14.958761  $9.325864 to $9.884967

Net assets, end of period                         $17,658,604              $5,487,662

Investment income ratio*                                 0.11%                   0.00%

Expense ratio, lowest to highest**              0.45% TO 2.05%          0.45% to 1.90%

Total return, lowest to highest***            19.59% TO 28.10%     (25.39%) to (20.92%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                 UTILITIES TRUST A
                                     ------------------------------------------------------------------------
                                              2003                     2002                     2001
                                     ------------------------------------------------------------------------
Units, beginning of period                         2,405,485               1,662,099                        0
Units issued                                       1,656,904               1,737,008                1,846,094
Units redeemed                                    (1,278,461)               (993,622)                (183,995)
                                     ------------------------------------------------------------------------

Units, end of period                               2,783,928               2,405,485                1,662,099
                                     ========================================================================

Unit value                           $9.162056 TO $10.551871  $6.934069 to $7.977953  $9.234447 to $10.614010

Net assets, end of period                        $25,917,966             $16,927,283              $15,443,876

Investment income ratio*                                1.17%                   0.01%                    0.94%

Expense ratio, lowest to highest**             0.45% TO 1.90%          0.45% to 1.90%           1.40% to 1.90%

Total return, lowest to highest***           32.00% TO 33.92%     (24.99%) to (23.89%)     (26.12%) to (15.09%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                       UTILITIES TRUST B
                                     --------------------------------------------------
                                               2003                     2002
                                     --------------------------------------------------
Units, beginning of period                            602,846                         0
Units issued                                        1,019,043                   642,772
Units redeemed                                       (242,378)                  (39,926)
                                     --------------------------------------------------

Units, end of period                                1,379,511                   602,846
                                     ==================================================

Unit value                           $13.222661 TO $15.030005  $10.012642 to $10.952499

Net assets, end of period                         $19,355,929                $6,414,433

Investment income ratio*                                 1.49%                     0.00%

Expense ratio, lowest to highest**              0.45% TO 2.05%            0.45% to 1.90%

Total return, lowest to highest***            20.16% TO 33.65%       (19.90%) to (12.38%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                MID CAP VALUE TRUST A
                                     ----------------------------------------------------------------------------
                                              2003                       2002                     2001
                                     ----------------------------------------------------------------------------
Units, beginning of period                         13,412,921                 5,472,993                         0
Units issued                                        5,004,204                12,133,178                 6,029,159
Units redeemed                                     (5,335,404)               (4,193,250)                 (556,166)
                                     ----------------------------------------------------------------------------

Units, end of period                               13,081,721                13,412,921                 5,472,993
                                     ============================================================================

Unit value                           $14.057453 TO $14.573841  $11.417401 to $11.678238  $12.932106 to $13.049955

Net assets, end of period                        $185,295,774              $153,879,553               $70,920,450

Investment income ratio*                                 0.41%                     0.00%                     0.49%

Expense ratio, lowest to highest**              0.45% TO 1.90%            0.45% to 1.90%            0.45% to 1.90%

Total return, lowest to highest***            23.00% TO 24.79%       (11.80%) to (10.51%)           3.46% to 4.40%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    MID CAP VALUE TRUST B
                                     --------------------------------------------------
                                               2003                      2002
                                     --------------------------------------------------
Units, beginning of period                          5,026,567                         0
Units issued                                        6,236,058                 5,296,863
Units redeemed                                       (936,679)                 (270,296)
                                     --------------------------------------------------

Units, end of period                               10,325,946                 5,026,567
                                     ==================================================

Unit value                           $13.284836 TO $15.607730  $10.819828 to $11.425215

Net assets, end of period                        $139,572,333               $54,988,401

Investment income ratio*                                 0.54%                     0.00%

Expense ratio, lowest to highest**              0.45% TO 2.05%            0.45% to 1.90%

Total return, lowest to highest***            22.78% TO 25.03%        (13.44%) to (8.60%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                              FUNDAMENTAL VALUE TRUST A
                                     --------------------------------------------------------------------------
                                              2003                      2002                     2001
                                     --------------------------------------------------------------------------
Units, beginning of period                         13,514,874               7,753,409                         0
Units issued                                        2,295,081               8,580,308                 8,181,898
Units redeemed                                     (2,610,577)             (2,818,843)                 (428,489)
                                     --------------------------------------------------------------------------

Units, end of period                               13,199,378              13,514,874                 7,753,409
                                     ==========================================================================

Unit value                           $12.162388 TO $12.694757  $9.537531 to $9.945065  $11.588922 to $12.072032

Net assets, end of period                        $162,347,218            $130,027,860               $90,187,236

Investment income ratio*                                 0.28%                   0.10%                     0.00%

Expense ratio, lowest to highest**              0.45% TO 1.90%          0.45% to 1.90%            0.45% to 1.90%

Total return, lowest to highest***            27.39% TO 29.25%     (17.78%) to (16.58%)        (7.29%) to (3.42%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                  FUNDAMENTAL VALUE TRUST B
                                     --------------------------------------------------
                                              2003                       2002
                                     --------------------------------------------------
Units, beginning of period                          4,058,964                         0
Units issued                                        5,010,895                 4,200,434
Units redeemed                                       (561,264)                 (141,470)
                                     --------------------------------------------------

Units, end of period                                8,508,595                 4,058,964
                                     ==================================================

Unit value                           $13.395703 TO $15.386843  $10.536441 to $10.634130

Net assets, end of period                        $114,784,432               $42,897,307

Investment income ratio*                                 0.38%                     0.00%

Expense ratio, lowest to highest**              0.45% TO 2.05%            0.45% to 1.90%

Total return, lowest to highest***            23.01% TO 28.99%       (15.71%) to (14.93%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                          EMERGING GROWTH              NATURAL RESOURCES             MID CAP CORE
                                              TRUST B                       TRUST B                    TRUST B
                                      ------------------------      ------------------------   ------------------------
                                               2003                          2003                       2003
                                      ------------------------      ------------------------   ------------------------
Units, beginning of period                                   0                             0                          0
Units issued                                           331,546                     1,721,831                  1,123,292
Units redeemed                                         (99,203)                     (206,418)                   (48,898)
                                      ------------------------      ------------------------   ------------------------

Units, end of period                                   232,343                     1,515,413                  1,074,394
                                      ========================      ========================   ========================

Unit value                            $16.116569 TO $16.286591      $17.739809 TO $17.926997   $15.095447 TO $15.254859

Net assets, end of period                           $3,757,839                   $26,966,539                $16,268,884

Investment income ratio*                                  0.00%                         0.00%                      0.00%

Expense ratio, lowest to highest**               0.45% TO 2.05%                0.45% TO 2.05%             0.45% TO 2.05%

Total return, lowest to highest***             28.93% TO 30.29%              41.87% TO 43.42%           20.76% TO 22.04%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                        QUANTITATIVE ALL CAP            LARGE CAP VALUE         SMALL CAP OPPORTUNITIES
                                             TRUST B                        TRUST B                     TRUST B
                                      ------------------------      ------------------------   ------------------------
                                               2003                          2003                        2003
                                      ------------------------      ------------------------   ------------------------
Units, beginning of period                                   0                             0                          0
Units issued                                            40,053                       504,139                    946,956
Units redeemed                                          (2,026)                     (147,343)                   (85,322)
                                      ------------------------      ------------------------   ------------------------

Units, end of period                                    38,027                       356,796                    861,634
                                      ========================      ========================   ========================

Unit value                            $15.339873 TO $15.501820      $15.722930 TO $15.888873   $17.246575 TO $17.428487

Net assets, end of period                             $585,046                    $5,627,747                 14,904,275

Investment income ratio*                                  0.00%                         0.00%                      0.00%

Expense ratio, lowest to highest**               0.45% TO 2.05%                0.45% TO 2.05%             0.45% TO 2.05%

Total return, lowest to highest***             22.28% TO 24.01%              25.54% TO 27.11%           37.81% TO 39.43%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                           SPECIAL VALUE                REAL RETURN BOND        GREAT COMPANIES AMERICA
                                              TRUST B                       TRUST B                     TRUST B
                                      ------------------------      ------------------------   ------------------------
                                               2003                          2003                        2003
                                      ------------------------      ------------------------   ------------------------
Units, beginning of period                                   0                             0                          0
Units issued                                           156,879                     5,981,698                     41,017
Units redeemed                                         (35,162)                   (1,047,479)                    (1,243)
                                      ------------------------      ------------------------   ------------------------

Units, end of period                                   121,717                     4,934,219                     39,774
                                      ========================      ========================   ========================

Unit value                            $15.588845 TO $15.753409      $12.924535 TO $13.061280   $13.892531 TO $13.983394

Net assets, end of period                           $1,903,124                   $63,957,704                   $553,555

Investment income ratio*                                  0.00%                         0.00%                      0.00%

Expense ratio, lowest to highest**               0.45% TO 2.05%                0.45% TO 2.05%             0.45% TO 2.05%

Total return, lowest to highest***             24.71% TO 26.03%                2.46% TO 4.49%           11.14% TO 11.87%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                                  AMERICAN BLUE-CHIP
                                       AMERICAN INTERNATIONAL           AMERICAN GROWTH             INCOME & GROWTH
                                              TRUST B                      TRUST B                     TRUST B
                                      ------------------------      ------------------------   ------------------------
                                               2003                         2003                        2003
                                      ------------------------      ------------------------   ------------------------
Units, beginning of period                                   0                             0                          0
Units issued                                         4,335,560                    17,406,701                  5,669,861
Units redeemed                                        (583,665)                     (601,591)                  (168,317)
                                      ------------------------      ------------------------   ------------------------

Units, end of period                                 3,751,895                    16,805,110                  5,501,544
                                      ========================      ========================   ========================

Unit value                            $16.437377 TO $16.610885      $15.204047 TO $15.364552   $15.233642 TO $15.394465

Net assets, end of period                          $61,859,052                  $256,281,247                $84,056,664

Investment income ratio*                                  0.00%                         0.00%                      0.00%

Expense ratio, lowest to highest**               0.45% TO 2.05%                0.45% TO 2.05%             0.45% TO 2.05%

Total return, lowest to highest***             30.62% TO 32.89%              21.63% TO 22.92%           21.73% TO 23.16%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                      AMERICAN GROWTH-INCOME
                                             TRUST B                       SCUDDER 21ST CENTURY GROWTH TRUST B
                                      ------------------------      ---------------------------------------------------
                                              2003                           2003                       2002
                                      ------------------------      ---------------------------------------------------
Units, beginning of period                                   0                        11,722                          0
Units issued                                        11,585,190                       315,264                     11,768
Units redeemed                                        (339,423)                      (21,765)                       (46)
                                      ------------------------      ------------------------   ------------------------

Units, end of period                                11,245,767                       305,221                     11,722
                                      ========================      ========================   ========================

Unit value                            $15.322435 TO $15.484195      $14.926068 TO $17.573287   $13.651655 to $13.667541

Net assets, end of period                         $172,840,512                    $5,338,000                   $160,185

Investment income ratio*                                  0.00%                         0.00%                      0.00%

Expense ratio, lowest to highest**               0.45% TO 2.05%                1.40% TO 2.05%             1.40% to 1.90%

Total return, lowest to highest***             22.15% TO 23.87%              19.41% TO 28.58%             9.21% to 9.34%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    SCUDDER CAPITAL GROWTH TRUST B
                                           -----------------------------------------------------
                                                   2003                          2002
                                           -----------------------------------------------------
Units, beginning of period                                   33,637                            0
Units issued                                                796,945                       33,649
Units redeemed                                              (59,983)                         (12)
                                           -----------------------------------------------------

Units, end of period                                        770,599                       33,637
                                           =====================================================

Unit value                                 $14.535228 TO $17.056831     $13.656079 to $13.671980

Net assets, end of period                               $13,098,059                     $459,792

Investment income ratio*                                       0.13%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                  16.28% TO 24.76%               9.25% to 9.38%

                                                    SCUDDER GLOBAL DISCOVERY TRUST B
                                           -----------------------------------------------------
                                                    2003                        2002
                                           -----------------------------------------------------
Units, beginning of period                                    9,992                            0
Units issued                                                330,022                       10,008
Units redeemed                                              (28,006)                         (16)
                                           -----------------------------------------------------

Units, end of period                                        312,008                        9,992
                                           =====================================================

Unit value                                 $17.105940 TO $21.024402     $14.314791 to $14.331432

Net assets, end of period                                $6,486,947                     $143,147

Investment income ratio*                                       0.00%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                  36.85% TO 46.70%             14.52% to 14.65%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    SCUDDER GROWTH & INCOME TRUST B
                                           -----------------------------------------------------
                                                   2003                          2002
                                           -----------------------------------------------------
Units, beginning of period                                   21,020                            0
Units issued                                                542,400                       21,020
Units redeemed                                              (40,231)                           0
                                           -----------------------------------------------------

Units, end of period                                        523,189                       21,020
                                           =====================================================

Unit value                                 $14.671334 TO $17.064795     $13.658976 to $13.674880

Net assets, end of period                                $8,843,843                     $287,330

Investment income ratio*                                       0.56%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                  17.37% TO 24.79%               9.27% to 9.40%

                                                     SCUDDER HEALTH SCIENCES TRUST B
                                           -----------------------------------------------------
                                                    2003                        2002
                                           -----------------------------------------------------
Units, beginning of period                                   24,517                            0
Units issued                                                557,024                       24,546
Units redeemed                                              (33,638)                         (29)
                                           -----------------------------------------------------

Units, end of period                                        547,903                       24,517
                                           =====================================================

Unit value                                 $14.851180 TO $17.119230     $13.016994 to $13.032160

Net assets, end of period                                $9,317,711                     $319,405

Investment income ratio*                                       0.00%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                  18.81% TO 31.36%               4.14% to 4.26%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                       SCUDDER INTERNATIONAL TRUST B
                                           -----------------------------------------------------
                                                    2003                        2002
                                           -----------------------------------------------------
Units, beginning of period                                   41,198                            0
Units issued                                                693,148                       43,594
Units redeemed                                              (56,964)                      (2,396)
                                           -----------------------------------------------------

Units, end of period                                        677,382                       41,198
                                           =====================================================

Unit value                                 $15.706761 TO $16.777081     $13.326481 to $13.341991

Net assets, end of period                               $11,323,108                     $549,487

Investment income ratio*                                       0.42%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                  25.12% TO 25.82%               6.61% to 6.74%

                                                      SCUDDER AGGRESSIVE GROWTH TRUST B
                                           -----------------------------------------------------
                                                     2003                       2002
                                           -----------------------------------------------------
Units, beginning of period                                    5,538                            0
Units issued                                                160,631                        5,545
Units redeemed                                              (20,274)                          (7)
                                           -----------------------------------------------------

Units, end of period                                        145,895                        5,538
                                           =====================================================

Unit value                                 $15.127128 TO $19.386626     $14.717109 to $14.734222

Net assets, end of period                                $2,799,825                      $81,574

Investment income ratio*                                       0.00%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                  21.02% TO 31.58%             17.74% to 17.87%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                       SCUDDER BLUE CHIP TRUST B
                                           -----------------------------------------------------
                                                   2003                          2002
                                           -----------------------------------------------------
Units, beginning of period                                   28,345                            0
Units issued                                                828,691                       28,345
Units redeemed                                              (25,902)                           0
                                           -----------------------------------------------------

Units, end of period                                        831,134                       28,345
                                           =====================================================

Unit value                                 $15.002953 TO $16.854301     $13.467503 to $13.483188

Net assets, end of period                               $13,944,698                     $382,093

Investment income ratio*                                       0.14%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                  20.02% TO 25.00%               7.74% to 7.87%

                                                     SCUDDER CONTARIAN VALUE TRUST B
                                           -----------------------------------------------------
                                                    2003                         2002
                                           -----------------------------------------------------
Units, beginning of period                                   35,962                            0
Units issued                                                792,070                       35,973
Units redeemed                                              (29,497)                         (11)
                                           -----------------------------------------------------

Units, end of period                                        798,535                       35,962
                                           =====================================================

Unit value                                 $15.482726 TO $18.256976     $13.989593 to $14.005872

Net assets, end of period                               $14,514,037                     $503,424

Investment income ratio*                                       0.75%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                  23.86% TO 30.35%             11.92% to 12.05%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                   SCUDDER GLOBAL BLUE CHIP TRUST B
                                           -----------------------------------------------------
                                                   2003                          2002
                                           -----------------------------------------------------
Units, beginning of period                                   14,519                            0
Units issued                                                295,543                       14,544
Units redeemed                                              (18,152)                         (25)
                                           -----------------------------------------------------

Units, end of period                                        291,910                       14,519
                                           =====================================================

Unit value                                 $15.863150 TO $17.328288     $13.610021 to $13.625858

Net assets, end of period                                $5,041,675                     $197,818

Investment income ratio*                                       0.06%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                  26.54% TO 27.17%               8.88% to 9.01%

                                                  SCUDDER GOVERNMENT SECURITIES TRUST B
                                           -----------------------------------------------------
                                                    2003                        2002
                                           -----------------------------------------------------
Units, beginning of period                                  213,945                            0
Units issued                                              4,921,859                      216,284
Units redeemed                                           (2,420,426)                      (2,339)
                                           -----------------------------------------------------

Units, end of period                                      2,715,378                      213,945
                                           =====================================================

Unit value                                 $12.441999 TO $12.668989     $12.602109 to $12.616785

Net assets, end of period                               $34,318,343                   $2,698,159

Investment income ratio*                                       2.48%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                  (0.46%) TO 0.41%               0.82% to 0.93%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                        SCUDDER GROWTH TRUST B
                                           -----------------------------------------------------
                                                   2003                          2002
                                           -----------------------------------------------------
Units, beginning of period                                    9,501                            0
Units issued                                                382,687                        9,507
Units redeemed                                              (39,511)                          (6)
                                           -----------------------------------------------------

Units, end of period                                        352,677                        9,501
                                           =====================================================

Unit value                                 $14.286326 TO $16.748311     $13.659883 to $13.675788

Net assets, end of period                                $5,862,383                     $129,834

Investment income ratio*                                       0.00%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                  14.29% TO 22.47%               9.28% to 9.41%

                                                       SCUDDER HIGH INCOME TRUST B
                                           -----------------------------------------------------
                                                    2003                        2002
                                           -----------------------------------------------------
Units, beginning of period                                   73,196                            0
Units issued                                              2,106,247                       75,768
Units redeemed                                             (228,100)                      (2,572)
                                           -----------------------------------------------------

Units, end of period                                      1,951,343                       73,196
                                           =====================================================

Unit value                                 $13.792324 TO $16.264897     $13.270938 to $13.286385

Net assets, end of period                               $31,510,877                     $972,071

Investment income ratio*                                       3.70%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                  10.34% TO 22.42%               6.17% to 6.29%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                              SCUDDER INTERNATIONAL SELECT EQUITY TRUST B
                                           -----------------------------------------------------
                                                   2003                          2002
                                           -----------------------------------------------------
Units, beginning of period                                   23,770                            0
Units issued                                                874,995                       23,833
Units redeemed                                              (41,440)                         (63)
                                           -----------------------------------------------------

Units, end of period                                        857,325                       23,770
                                           =====================================================

Unit value                                 $16.069136 TO $17.295376     $13.535953 to $13.551701

Net assets, end of period                               $14,774,360                     $322,043

Investment income ratio*                                       0.59%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                  26.99% TO 28.72%               8.29% to 8.41%

                                                      SCUDDER FIXED INCOME TRUST B
                                           -----------------------------------------------------
                                                    2003                        2002
                                           -----------------------------------------------------
Units, beginning of period                                  120,555                            0
Units issued                                              3,388,234                      121,410
Units redeemed                                             (465,033)                        (855)
                                           -----------------------------------------------------

Units, end of period                                      3,043,756                      120,555
                                           =====================================================

Unit value                                 $12.613118 TO $13.078606     $12.645718 to $12.660448

Net assets, end of period                               $39,706,413                   $1,525,858

Investment income ratio*                                       1.74%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                    0.90% TO 3.30%               1.17% to 1.28%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                     SCUDDER MONEY MARKET TRUST B
                                           -----------------------------------------------------
                                                   2003                          2002
                                           -----------------------------------------------------
Units, beginning of period                                  214,724                            0
Units issued                                              6,168,615                      266,585
Units redeemed                                           (2,625,657)                     (51,861)
                                           -----------------------------------------------------

Units, end of period                                      3,757,682                      214,724
                                           =====================================================

Unit value                                 $12.295779 TO $12.371821     $12.479151 to $12.493692

Net assets, end of period                               $46,360,033                   $2,680,650

Investment income ratio*                                       0.29%                        0.19%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                 (1.47%) TO (0.98%)           (0.17%) to (0.05%)

                                                    SCUDDER SMALL CAP GROWTH TRUST B
                                           -----------------------------------------------------
                                                    2003                        2002
                                           -----------------------------------------------------
Units, beginning of period                                   31,535                            0
Units issued                                                701,285                       31,537
Units redeemed                                              (26,952)                          (2)
                                           -----------------------------------------------------

                                                            705,868                       31,535
Units, end of period                       =====================================================

                                           $14.955892 TO $18.619291     $14.232268 to $14.248827
Unit value
                                                        $13,028,627                     $449,216
Net assets, end of period
                                                               0.00%                        0.00%
Investment income ratio*
                                                      1.40% TO 2.05%               1.40% to 1.90%
Expense ratio, lowest to highest**
                                                    19.65% TO 30.67%             13.86% to 13.99%
Total return, lowest to highest***

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                   SCUDDER TECHNOLOGY GROWTH TRUST B
                                           -----------------------------------------------------
                                                   2003                          2002
                                           -----------------------------------------------------
Units, beginning of period                                   19,604                            0
Units issued                                                394,337                       19,614
Units redeemed                                              (21,502)                         (10)
                                           -----------------------------------------------------

Units, end of period                                        392,439                       19,604
                                           =====================================================

Unit value                                 $16.054894 TO $22.667138     $15.706222 to $15.724471

Net assets, end of period                                $8,737,053                     $308,157

Investment income ratio*                                       0.00%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                  28.44% TO 44.15%             25.65% to 25.80%

                                                      SCUDDER TOTAL RETURN TRUST B
                                           -----------------------------------------------------
                                                    2003                        2002
                                           -----------------------------------------------------
Units, beginning of period                                   60,822                            0
Units issued                                              1,255,034                       60,831
Units redeemed                                             (157,566)                          (9)
                                           -----------------------------------------------------

Units, end of period                                      1,158,290                       60,822
                                           =====================================================

Unit value                                 $13.741888 TO $15.287760     $13.172728 to $13.188068

Net assets, end of period                               $17,619,213                     $801,710

Investment income ratio*                                       1.29%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                   9.94% TO 15.92%               5.38% to 5.50%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                  SCUDDER DAVIS VENTURE VALUE TRUST B
                                           -----------------------------------------------------
                                                   2003                          2002
                                           -----------------------------------------------------
Units, beginning of period                                   47,999                            0
Units issued                                              1,371,912                       48,110
Units redeemed                                              (42,867)                        (111)
                                           -----------------------------------------------------

Units, end of period                                      1,377,044                       47,999
                                           =====================================================

Unit value                                 $15.326777 TO $17.998252     $14.086566 to $14.102955

Net assets, end of period                               $24,648,088                     $676,768

Investment income ratio*                                       0.15%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                  22.61% TO 27.62%             12.69% to 12.82%

                                                SCUDDER DREMAN FINANCIAL SERVICES TRUST B
                                           -----------------------------------------------------
                                                    2003                        2002
                                           -----------------------------------------------------
Units, beginning of period                                   26,561                            0
Units issued                                                441,491                       26,567
Units redeemed                                              (20,578)                          (6)
                                           -----------------------------------------------------

Units, end of period                                        447,474                       26,561
                                           =====================================================

Unit value                                 $14.514166 TO $18.402350     $14.593659 to $14.610637

Net assets, end of period                                $8,170,822                     $387,948

Investment income ratio*                                       0.66%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                  16.11% TO 25.95%             16.75% to 16.89

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                               SCUDDER DREMAN HIGH RETURN EQUITY TRUST B
                                           -----------------------------------------------------
                                                   2003                          2002
                                           -----------------------------------------------------
Units, beginning of period                                  150,160                            0
Units issued                                              3,153,321                      150,953
Units redeemed                                             (111,211)                        (793)
                                           -----------------------------------------------------

Units, end of period                                      3,192,270                      150,160
                                           =====================================================

Unit value                                 $15.744807 TO $18.897440     $14.557921 to $14.575850

Net assets, end of period                               $59,965,899                   $2,187,952

Investment income ratio*                                       0.80%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                  25.96% TO 29.66%             16.46% to 16.60%

                                                 SCUDDER DREMAN SMALL CAP VALUE TRUST B
                                           -----------------------------------------------------
                                                    2003                        2002
                                           -----------------------------------------------------
Units, beginning of period                                   84,035                            0
Units issued                                              1,490,955                       84,179
Units redeemed                                              (92,916)                        (144)
                                           -----------------------------------------------------

Units, end of period                                      1,482,074                       84,035
                                           =====================================================

Unit value                                 $16.516165 TO $19.073169     $13.639007 to $13.654885

Net assets, end of period                               $28,118,023                   $1,147,151

Investment income ratio*                                       0.43%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                  32.13% TO 39.68%               9.11% to 9.24%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                              SCUDDER EAGLE FOCUSED LARGE CAP GROWTH TRUST B
                                           -----------------------------------------------------
                                                   2003                          2002
                                           -----------------------------------------------------
Units, beginning of period                                   32,567                            0
Units issued                                                731,686                       32,647
Units redeemed                                              (34,099)                         (80)
                                           -----------------------------------------------------

Units, end of period                                        730,154                       32,567
                                           =====================================================

Unit value                                 $14.472620 TO $17.022514     $13.669256 to $13.685173

Net assets, end of period                               $12,395,938                     $445,580

Investment income ratio*                                       0.00%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                  15.78% TO 24.39%               9.35% to 9.48%

                                                  SCUDDER FOCUS VALUE & GROWTH TRUST B
                                           -----------------------------------------------------
                                                    2003                        2002
                                           -----------------------------------------------------
Units, beginning of period                                   26,639                            0
Units issued                                                330,978                       26,750
Units redeemed                                              (37,309)                        (111)
                                           -----------------------------------------------------

Units, end of period                                        320,308                       26,639
                                           =====================================================

Unit value                                 $15.191043 TO $18.456762     $14.132584 to $14.149028

Net assets, end of period                                $5,885,722                     $376,746

Investment income ratio*                                       0.62%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                  21.53% TO 30.45%             13.06% to 13.19%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                       SCUDDER INDEX 500 TRUST B
                                           -----------------------------------------------------
                                                   2003                          2002
                                           -----------------------------------------------------
Units, beginning of period                                   82,467                            0
Units issued                                              1,903,764                       84,389
Units redeemed                                             (290,397)                      (1,922)
                                           -----------------------------------------------------

Units, end of period                                      1,695,834                       82,467
                                           =====================================================

Unit value                                 $14.892595 TO $17.626575     $13.995178 to $14.011463

Net assets, end of period                               $29,666,525                   $1,154,883

Investment income ratio*                                       0.39%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                  19.14% TO 25.80%             11.96% to 12.09%

                                                 SCUDDER INVESCO DYNAMIC GROWTH TRUST B
                                           -----------------------------------------------------
                                                    2003                        2002
                                           -----------------------------------------------------
Units, beginning of period                                    6,564                            0
Units issued                                                219,697                        6,565
Units redeemed                                              (13,606)                          (1)
                                           -----------------------------------------------------

Units, end of period                                        212,655                        6,564
                                           =====================================================

Unit value                                 $15.458597 TO $19.213671     $14.388700 to $14.405433

Net assets, end of period                                $4,056,919                      $94,543

Investment income ratio*                                       0.00%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                  23.67% TO 33.38%             15.11% to 15.24%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6.  CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                 SCUDDER JANUS GROWTH & INCOME TRUST B
                                           -----------------------------------------------------
                                                   2003                          2002
                                           -----------------------------------------------------
Units, beginning of period                                   27,965                            0
Units issued                                                772,628                       28,010
Units redeemed                                              (30,102)                         (45)
                                           -----------------------------------------------------

Units, end of period                                        770,491                       27,965
                                           =====================================================

Unit value                                 $14.420970 TO $16.618620     $13.524537 to $13.540286

Net assets, end of period                               $12,737,216                     $378,535

Investment income ratio*                                       0.21%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                  15.37% TO 22.22%               8.20% to 8.32%

                                               SCUDDER JANUS GROWTH OPPORTUNITIES TRUST B
                                           -----------------------------------------------------
                                                    2003                        2002
                                           -----------------------------------------------------
Units, beginning of period                                   12,420                            0
Units issued                                                325,676                       12,420
Units redeemed                                              (37,074)                           0
                                           -----------------------------------------------------

Units, end of period                                        301,022                       12,420
                                           =====================================================

Unit value                                 $14.554111 TO $17.251027     $13.841733 to $13.857843

Net assets, end of period                                $5,149,297                     $172,031

Investment income ratio*                                       0.00%                        0.00%

Expense ratio, lowest to highest**                    1.40% TO 2.05%               1.40% to 1.90%

Total return, lowest to highest***                  16.43% TO 24.49%             10.73% to 10.86%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                            SCUDDER MFS STRATEGIC VALUE TRUST B
                                    ---------------------------------------------------
                                              2003                       2002
                                    ---------------------------------------------------
Units, beginning of period                            23,460                          0
Units issued                                         573,680                     23,469
Units redeemed                                       (16,722)                        (9)
                                    ------------------------   ------------------------

Units, end of period                                 580,418                     23,460
                                    ========================   ========================

Unit value                          $14.933894 TO $18.062460   $14.480405 to $14.497241

Net assets, end of period                        $10,393,987                   $340,021

Investment income ratio*                                0.11%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 2.05%             1.40% to 1.90%

Total return, lowest to highest***           19.47% TO 24.59%           15.84% to 15.98%

                                            SCUDDER OAK STRATEGIC EQUITY TRUST B
                                    ----------------------------------------------------
                                              2003                        2002
                                    ----------------------------------------------------
Units, beginning of period                            22,947                           0
Units issued                                         416,659                      23,037
Units redeemed                                       (27,036)                        (90)
                                    ------------------------    ------------------------

Units, end of period                                 412,570                      22,947
                                    ========================    ========================

Unit value                          $15.715414 TO $22.558419    $15.321982 to $15.339790

Net assets, end of period                         $9,133,675                    $351,881

Investment income ratio*                                0.00%                       0.00%

Expense ratio, lowest to highest**             1.40% TO 2.05%              1.40% to 1.90%

Total return, lowest to highest***           25.72% TO 47.06%            22.58% to 22.72%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                           SCUDDER TURNER MID CAP GROWTH TRUST B
                                    ---------------------------------------------------
                                              2003                       2002
                                    ---------------------------------------------------
Units, beginning of period                            41,201                          0
Units issued                                         598,650                     42,331
Units redeemed                                       (57,698)                    (1,130)
                                    ------------------------   ------------------------

Units, end of period                                 582,153                     41,201
                                    ========================   ========================

Unit value                          $16.394608 TO $20.415849   $13.965366 to $13.981623

Net assets, end of period                        $11,792,656                   $575,949

Investment income ratio*                                0.00%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 2.05%             1.40% to 1.90%

Total return, lowest to highest***           31.16% TO 46.02%           11.72% to 11.85%

                                      SCUDDER REAL ESTATE       SCUDDER STRATEGIC INCOME
                                             TRUST B                     TRUST B
                                    ----------------------------------------------------
                                              2003                        2002
                                    ----------------------------------------------------
Units, beginning of period                                 0                           0
Units issued                                         421,703                     607,519
Units redeemed                                       (25,944)                   (110,751)
                                    ------------------------    ------------------------

Units, end of period                                 395,759                     496,768
                                    ========================    ========================

Unit value                          $15.222660 TO $15.287771    $12.665919 TO $12.720176

Net assets, end of period                         $6,042,591                  $6,309,666

Investment income ratio*                                0.00%                       0.00%

Expense ratio, lowest to highest**             1.40% TO 2.05%              1.40% TO 2.05%

Total return, lowest to highest***           21.78% TO 22.30%              1.33% TO 1.76%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                              ALGER AMERICAN BALANCED TRUST B
                                    ---------------------------------------------------
                                              2003                       2002
                                    ---------------------------------------------------
Units, beginning of period                            37,852                          0
Units issued                                       1,722,857                     37,865
Units redeemed                                      (100,061)                       (13)
                                    ------------------------   ------------------------

Units, end of period                               1,660,648                     37,852
                                    ========================   ========================

Unit value                          $13.845925 TO $14.992568   $12.790498 to $12.805399

Net assets, end of period                        $24,827,104                   $484,514

Investment income ratio*                                1.79%                      0.00%

Expense ratio, lowest to highest**             1.40% TO 2.05%             1.40% to 1.90%

Total return, lowest to highest***           10.77% TO 17.08%             2.32% to 2.44%

                                          ALGER AMERICAN LEVERAGED ALL CAP TRUST B
                                    ----------------------------------------------------
                                              2003                        2002
                                    ----------------------------------------------------
Units, beginning of period                            19,679                           0
Units issued                                         364,953                      19,679
Units redeemed                                       (33,812)                          0
                                    ------------------------    ------------------------

Units, end of period                                 350,820                      19,679
                                    ========================    ========================

Unit value                          $14.654864 TO $16.724725    $12.620485 to $12.635201

Net assets, end of period                         $5,846,652                    $248,601

Investment income ratio*                                0.00%                       0.00%

Expense ratio, lowest to highest**             1.40% TO 2.05%              1.40% to 1.90%

Total return, lowest to highest***           17.24% TO 32.37%              0.96% to 1.08%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                          CREDIT SUISSE EMERGING MARKETS TRUST B
                                    ---------------------------------------------------
                                              2003                       2002
                                    ---------------------------------------------------
Units, beginning of period                             6,740                          0
Units issued                                         290,075                      6,767
Units redeemed                                       (16,105)                       (27)
                                    ------------------------   ------------------------

Units, end of period                                 280,710                      6,740
                                    ========================   ========================

Unit value                          $17.740227 TO $18.803321   $13.330249 to $13.345774

Net assets, end of period                         $5,263,811                    $89,915

Investment income ratio*                                0.00%                      0.33%

Expense ratio, lowest to highest**             1.40% TO 2.05%             1.40% to 1.90%

Total return, lowest to highest***           40.19% TO 42.11%             6.64% to 6.77%

                                      CREDIT SUISSE GLOBAL POST VENTURE CAPITAL TRUST B
                                    ----------------------------------------------------
                                              2003                        2002
                                    ----------------------------------------------------
Units, beginning of period                             2,073                           0
Units issued                                          62,178                       2,102
Units redeemed                                        (3,083)                        (29)
                                    ------------------------    ------------------------

Units, end of period                                  61,168                       2,073
                                    ========================    ========================

Unit value                          $17.215287 TO $19.746145    $13.545468 to $13.561223

Net assets, end of period                         $1,194,436                     $28,096

Investment income ratio*                                0.00%                       0.00%

Expense ratio, lowest to highest**             1.40% TO 2.05%              1.40% to 1.90%

Total return, lowest to highest***           37.72% TO 45.61%              8.36% to 8.49%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                        DREYFUS SOCIALLY RESPONSIBLE GROWTH TRUST B
                                    ---------------------------------------------------
                                              2003                       2002
                                    ---------------------------------------------------
Units, beginning of period                             6,758                          0
Units issued                                         104,818                      6,758
Units redeemed                                        (4,045)                         0
                                    ------------------------   ------------------------

Units, end of period                                 107,531                      6,758
                                    ========================   ========================
Unit value                          $14.681750 TO $17.074978   $13.753582 to $13.769592

Net assets, end of period                         $1,829,240                    $93,034

Investment income ratio*                                0.00%                      0.04%

Expense ratio, lowest to highest**             1.40% TO 2.05%             1.40% to 1.90%

Total return, lowest to highest***           17.45% TO 24.01%           10.03% to 10.16%

                                              DREYFUS IP MIDCAP STOCK TRUST B
                                    ----------------------------------------------------
                                              2003                        2002
                                    ----------------------------------------------------
Units, beginning of period                            52,181                           0
Units issued                                       1,304,972                      52,195
Units redeemed                                       (59,121)                        (14)
                                    ------------------------    ------------------------

Units, end of period                               1,298,032                      52,181
                                    ========================    ========================
Unit value                          $15.394109 TO $17.952346    $13.830261 to $13.846357

Net assets, end of period                        $23,164,657                    $722,337

Investment income ratio*                                0.35%                       0.52%

Expense ratio, lowest to highest**             1.40% TO 2.05%              1.40% to 1.90%

Total return, lowest to highest***           23.15% TO 29.65%            10.64% to 10.77%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                  INVESCO UTILITIES TRUST B
                                    ---------------------------------------------------
                                              2003                       2002
                                    ---------------------------------------------------
Units, beginning of period                             8,265                          0
Units issued                                         205,159                      8,326
Units redeemed                                       (12,329)                       (61)
                                    ------------------------   ------------------------

Units, end of period                                 201,095                      8,265
                                    ========================   ========================

Unit value                          $14.422808 TO $15.936457   $13.741494 to $13.757466

Net assets, end of period                         $3,186,787                   $113,677

Investment income ratio*                                2.40%                      1.66%

Expense ratio, lowest to highest**             1.40% TO 2.05%             1.40% to 1.90%

Total return, lowest to highest***           15.26% TO 15.84%            9.93% to 10.06%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                              BASIC VALUE FOCUS TRUST A
                                    ------------------------------------------------------------------------------
                                              2003                       2002                       2001
                                    ------------------------------------------------------------------------------
Units, beginning of period                         2,182,671                 2,399,210                   1,796,604
Units issued                                          40,419                   210,089                     876,414
Units redeemed                                      (340,762)                 (426,628)                   (273,808)
                                    ------------------------   -----------------------    ------------------------

Units, end of period                               1,882,328                 2,182,671                   2,399,210
                                    ========================   =======================    ========================

Unit value                          $12.824848 TO $24.538470   $9.813837 to $18.702483    $12.170082 to $23.100090

Net assets, end of period                        $38,154,407               $33,520,594                 $46,017,149

Investment income ratio*                                0.96%                     0.82%                       0.94%

Expense ratio, lowest to highest**             1.40% TO 1.90%            1.40% to 1.90%              1.40% to 1.80%

Total return, lowest to highest***           30.55% TO 31.20%       (19.44%) to (19.04%)           (2.64%) to 2.60%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                             SMALL CAP VALUE FOCUS TRUST A
                                    ------------------------------------------------------------------------------
                                              2003                       2002                       2001
                                    ------------------------------------------------------------------------------
Units, beginning of period                           763,759                   931,674                     395,994
Units issued                                          12,641                   128,495                     704,306
Units redeemed                                      (177,712)                 (296,410)                   (168,626)
                                    ------------------------   -----------------------    ------------------------

Units, end of period                                 598,688                   763,759                     931,674
                                    ========================   =======================    ========================

Unit value                          $13.865460 TO $51.386913   $9.907923 to $36.537044    $13.273185 to $48.661734

Net assets, end of period                        $18,310,540               $16,174,763                 $25,709,704

Investment income ratio*                                0.00%                     0.37%                       0.20%

Expense ratio, lowest to highest**             1.40% TO 1.90%            1.40% to 1.90%              1.40% to 1.80%

Total return, lowest to highest***           39.94% TO 40.64%       (25.29%) to (24.92%)            6.19% to 27.86%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                       DEVELOPING CAPITAL MARKETS FOCUS TRUST A
                                    ------------------------------------------------------------------------------
                                              2003                       2002                       2001
                                    ------------------------------------------------------------------------------
Units, beginning of period                          199,327                    211,987                    265,102
Units issued                                          4,994                     29,560                     38,711
Units redeemed                                     (204,321)                   (42,220)                   (91,826)
                                    ------------------------   -----------------------    ------------------------

Units, end of period                                      0                    199,327                    211,987
                                    ========================   =======================    ========================

Unit value                          $8.963022 TO $15.892669    $6.462827 to $11.490081    $7.305149 to $11.316501

Net assets, end of period                                $0                 $1,371,757                 $1,672,277

Investment income ratio*                               1.92%                      0.23%                      0.74%

Expense ratio, lowest to highest**            1.40% TO 1.90%             1.40% to 1.90%             1.40% to 1.80%

Total return, lowest to highest***          38.07% TO 38.69%        (11.97%) to (11.53%)         (9.63%) to (0.11%)

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                    GLOBAL ALLOCATION TRUST B
                                    -------------------------
                                              2003
                                    -------------------------
Units, beginning of period                                0
Units issued                                        178,734
Units redeemed                                       (2,689)
                                    -----------------------

Units, end of period                                176,045
                                    =======================

Unit value                          $9.676396 TO $17.151964

Net assets, end of period                        $1,798,198

Investment income ratio*                               2.67%

Expense ratio, lowest to highest**            1.40% TO 1.90%

Total return, lowest to highest***            7.90% TO 7.96%

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (formerly The Manufacturers Life Insurance Company of North America Separate
                                   Account A)

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

*The Investment Income Ratio represents the dividends, excluding the distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

**The Expense Ratio represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of underlying funds are excluded.

***The Total Return Ratio represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. This does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7. DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefits plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.